UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30, 2011 for all funds in this filing except Wells Fargo Managed Account CoreBuilder Shares – Series G, and Wells Fargo Managed Account CoreBuilder Shares – Series M, which had fiscal year end of December 31, 2011.

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 99.84%

California : 92.83%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12/01/2016	$305,000	$333,118
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	4.00	07/01/2014	910,000	933,451
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	07/01/2015	995,000	1,060,969
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	07/01/2016	1,045,000	1,115,757
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	08/01/2019	500,000	581,620
Adelanto CA School District CAB Series B (GO, NATL-RE, FGIC Insured) ¤§	0.00	09/01/2018	1,220,000	887,440
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2019	3,000,000	2,114,040
Alameda CA Corridor Transportation Authority Senior Lien Series A (Transportation Revenue, NATL-RE Insured) §	5.13	10/01/2014	1,000,000	1,003,610
Alameda Contra Costa CA Transit District FHR Computer System Project (Miscellaneous Revenue) §	4.00	08/01/2012	310,000	312,263
Alameda County CA COP (Miscellaneous Revenue, AMBAC Insured)	5.63	12/01/2015	550,000	634,315
Alameda County CA Refunding COP Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.38	12/01/2014	2,000,000	2,025,340
Alameda County CA Refunding COP Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.38	12/01/2015	1,435,000	1,453,181
Albany CA Limited Obligation Improvement Bonds Act 1915 (Miscellaneous Revenue, AMBAC Insured) §	4.75	09/02/2019	1,305,000	1,319,394
Alisal CA Unified School District 2006 Election Series A (GO, Assured Guaranty Insured)	5.50	08/01/2013	700,000	744,597
Alvord CA Unified School District 2007 Election Series B (GO, AGM Insured) ¤	0.00	08/01/2016	305,000	278,001
Alvord CA Unified School District 2007 Election Series B (GO, AGM Insured) ¤	0.00	08/01/2017	155,000	141,926
Alvord CA Unified School District 2007 Election Series B (GO, AGM Insured) ¤	0.00	08/01/2018	475,000	441,527
Alvord CA Unified School District 2007 Election Series B (GO, AGM Insured) ¤	0.00	08/01/2020	1,605,000	1,519,887
Anaheim CA PFA Convention Center Project Series A (Miscellaneous Revenue, AMBAC Insured) §	5.25	08/01/2013	1,600,000	1,618,528
Anaheim CA PFA Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)	6.00	09/01/2014	500,000	556,130
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured) §	5.20	01/01/2017	645,000	646,825
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured) §±	5.25	09/01/2017	1,800,000	1,816,992
Bakersfield CA COP Convention Center Series A (Miscellaneous Revenue, AMBAC Insured) §	5.00	04/01/2017	160,000	176,126
Baldwin Park CA Unified School District BAN (GO) ¤	0.00	08/01/2014	500,000	478,615
Baldwin Park CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	08/01/2012	50,000	49,964
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE, FGIC Insured) §	5.00	08/01/2017	2,815,000	2,849,653
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured) §	5.00	08/01/2017	100,000	104,792
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE, FGIC Insured) §	5.00	08/01/2017	1,070,000	1,156,531
Brea CA PFA Tax Allocation Series A (Housing Revenue)	5.00	09/01/2012	750,000	757,065
Cabrillo CA Unified School District CAB Series A (GO, AMBAC Insured) ¤	0.00	08/01/2015	1,500,000	1,387,755
California Community College Financing Authority Coast Community College Series A (Education Revenue)	2.00	06/01/2012	100,000	100,239

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00%	05/01/2012	$200,000	$200,228
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	05/01/2013	120,000	121,202
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous se Revenue)	2.00	05/01/2014	225,000	227,241
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	05/01/2015	230,000	231,311
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	05/01/2016	420,000	416,212
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	05/01/2017	435,000	427,910
California Community College Financing Authority TRAN Series B (Tax Revenue, GO of Participants Insured)	2.00	06/29/2012	1,875,000	1,881,488
California Education Notes Program Series B (Miscellaneous Revenue, GO of District Insured)	2.00	04/30/2012	1,815,000	1,817,595
California Educational Facilities Authority Series 405A(Education Revenue, Societe Generale LIQ) §±	0.70	10/01/2033	2,000,000	2,000,000
California Educational Facilities Authority Series 3067X (Education Revenue, Morgan Stanley Bank LIQ) §±144A	0.34	10/01/2039	5,000,000	5,000,000
California HFA AMT Home Mortgage Series A (Housing Revenue, AGM Insured)	3.60	08/01/2012	400,000	402,112
California HFA AMT Home Mortgage Series E (Housing Revenue) §	4.65	08/01/2022	1,370,000	1,346,107
California HFA AMT Home Mortgage Series E (Housing Revenue) §	5.00	02/01/2042	515,000	518,760
California HFA AMT Home Mortgage Series G (Housing Revenue) §	5.50	08/01/2042	1,825,000	1,851,463
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured) §	5.75	08/01/2030	1,005,000	1,004,709
California HFA AMT Home Mortgage Series J (Housing Revenue, FGIC Insured)	4.05	08/01/2013	1,775,000	1,775,426
California HFA AMT Home Mortgage Series J (Housing Revenue, AGM Insured)	4.38	08/01/2012	500,000	503,585
California HFA AMT Home Mortgage Series J (Housing Revenue) §	5.75	08/01/2047	625,000	635,131
California HFA AMT Home Mortgage Series L (Housing Revenue, FNMA Insured)	3.95	08/01/2015	1,300,000	1,343,732
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC, FHA, VA Guaranty Insured)	4.00	08/01/2013	500,000	499,860
California HFA AMT Home Mortgage Series M (Housing Revenue) §	4.55	08/01/2021	415,000	409,696
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Insured) ¤§	0.00	08/01/2015	5,000	3,645
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	08/01/2020	1,975,000	2,127,292
California HFFA Casa Colina Project (Health Revenue) §	5.50	04/01/2013	450,000	451,094
California HFFA Catholic Healthcare West Series C (Health Revenue, NATL-RE Insured) §±(a)(m)(n)	0.23	07/01/2022	5,300,000	4,839,203
California HFFA Catholic Healthcare West Series C (Health Revenue) §±	5.00	07/01/2037	150,000	151,716
California HFFA Catholic Healthcare West Series F (Health Revenue) §±	5.00	07/01/2027	1,000,000	1,077,220
California HFFA Catholic Healthcare West Series I (Health Revenue) §±	4.95	07/01/2026	1,790,000	1,928,331
California HFFA Catholic Healthcare West Series L (Health Revenue) §	5.13	07/01/2022	415,000	454,807
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	03/01/2019	700,000	800,933
California HFFA Paradise Estate (Health Revenue, California Mortgages Insured) §	5.13	01/01/2022	3,000,000	3,040,890
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC, FHA, VA Guaranty Insured)	4.10	02/01/2015	1,750,000	1,757,875
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	08/01/2015	475,000	486,186
California Infrastructure & Economic Development Bank Pacific Gas & Electric Series E (IDR) §±	2.25	11/01/2026	100,000	100,009
California Infrastructure & Economic Development Bank YMCA Metropolitan Los Angeles Project (Miscellaneous Revenue, AMBAC Insured) §	4.40	02/01/2016	1,060,000	1,072,572

2

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

California PCFA Republic Services Incorporated Project Series C (Resource Recovery Revenue) §±	5.25%	06/01/2023	$3,245,000	$3,634,400
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) §±	5.13	07/01/2031	1,000,000	1,071,700
California Special Districts Finance Program COP Series 00 (Miscellaneous Revenue, NATL-RE Insured) §	5.00	12/01/2015	285,000	285,342
California State (GO, NATL-RE Insured) §	4.38	02/01/2013	200,000	200,686
California State (GO)	5.00	05/01/2012	100,000	100,415
California State (GO, NATL-RE Insured) §	5.00	06/01/2012	280,000	280,874
California State (GO, AMBAC Insured) §	5.00	10/01/2016	1,000,000	1,018,450
California State (GO, AMBAC Insured) §	5.50	03/01/2015	105,000	105,434
California State (GO, NATL-RE Insured) §	6.25	09/01/2012	275,000	281,925
California State Department of Transportation COP Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.25	03/01/2016	180,000	180,715
California State Department of Veterans Affairs Home Purchase AMT Series A (Housing Revenue)	4.00	12/01/2013	1,995,000	2,086,351
California State Department of Water Resources Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12/01/2017	6,595,000	7,559,849
California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue) §	4.63	12/01/2013	100,000	100,329
California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue, AMBAC Insured) §	5.25	12/01/2012	1,020,000	1,024,131
California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue, AMBAC Insured) §	5.50	04/01/2013	100,000	100,414
California State Public Works Board California Community Colleges Series B (Miscellaneous Revenue, NATL-RE Insured) §	5.10	09/01/2013	1,930,000	1,937,199
California State Public Works Board California State University Trustees Series B (Miscellaneous Revenue) §	5.00	09/01/2013	365,000	366,332
California State Public Works Board Department of Corrections (Miscellaneous Revenue, AGM Insured) §	5.25	06/01/2015	935,000	1,001,572
California State Public Works Board Department of Corrections Series A (Miscellaneous Revenue, AMBAC Insured) §	4.75	09/01/2012	200,000	200,734
California State Public Works Board Department of Corrections Series E (Miscellaneous Revenue, XLCA Insured) §	5.00	06/01/2015	640,000	689,510
California State Public Works Board Department of Corrections Series E (Miscellaneous Revenue, NATL-RE Insured) §	5.50	06/01/2015	700,000	730,212
California State Public Works Board Department of Corrections State Prisons Series A (Miscellaneous Revenue, AMBAC Insured) §	5.25	12/01/2013	1,910,000	1,973,469
California State Public Works Board Department of General Services Series A (Miscellaneous Revenue, AMBAC Insured) §	5.25	12/01/2017	2,000,000	2,043,880
California State Public Works Board Department of Health Services Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.20	11/01/2012	500,000	502,010
California State Public Works Board Department of Health Services Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.50	11/01/2015	500,000	501,740
California State Public Works Board Series A (Miscellaneous Revenue) §	6.50	09/01/2017	2,210,000	2,463,023
California State Public Works Board Trustees California State University Series A (Miscellaneous Revenue) §	5.25	10/01/2013	250,000	250,963
California State University Hayward Foundation Project (Education Revenue, NATL-RE, FGIC, GO of Corporation Insured) §	5.25	08/01/2025	500,000	500,420
California State Various Purposes (GO) §	6.25	09/01/2012	920,000	943,166
California State Veterans Bonds Series CA (GO) §	4.45	12/01/2017	1,000,000	1,084,610
California Statewide CDA (Miscellaneous Revenue) §	5.88	07/01/2022	2,750,000	2,876,500
California Statewide CDA American Baptist Homes West (Housing Revenue) §	4.25	10/01/2015	2,270,000	2,304,209
California Statewide CDA Childrens Hospital of Los Angeles Project (Miscellaneous Revenue, NATL-RE Insured)	6.00	06/01/2012	500,000	503,735
California Statewide CDA COP (Health Revenue, American Capital Access Radian Insured)	4.00	06/01/2015	325,000	350,314
California Statewide CDA COP Health Facilities Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.50	09/01/2014	730,000	779,458
California Statewide CDA COP SAVRS (Health Revenue, American Capital Access Radian Insured) §±(a)(m)(n)	0.73	05/15/2029	200,000	186,291
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12/01/2012	1,000,000	1,026,900

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) §±(m)	0.45%	07/01/2040	$1,000,000	$1,000,000
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, AMBAC California Mortgages Insured) §	4.00	10/01/2014	1,155,000	1,182,397
California Statewide CDA International School Peninsula Project (Education Revenue) §	4.60	11/01/2013	$205,000	$207,085
California Statewide CDA John Muir Mt. Diablo Health Systems (Health Revenue, NATL-RE Insured) §	5.50	08/15/2012	220,000	223,225
California Statewide CDA Kaiser Permanente Series B (Health Revenue) §±	3.90	08/01/2031	750,000	791,423
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) §±144A	0.69	12/14/2016	1,800,000	1,800,000
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	06/01/2016	415,000	438,153
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	4.00	06/15/2013	1,500,000	1,563,345
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	5.00	06/15/2013	4,000,000	4,217,017
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, AMBAC California Mortgages Insured)	5.50	08/01/2014	800,000	859,104
California Statewide CDA St. Joseph Hospital (Health Revenue, FSA Insured) §	4.50	07/01/2018	1,200,000	1,293,960
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	05/15/2017	1,000,000	1,113,920
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	05/15/2015	1,500,000	1,639,920
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	05/15/2016	380,000	420,383
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	08/01/2015	375,000	346,151
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured)	2.00	08/01/2012	665,000	668,578
Centralia CA School District (GO, AGM Insured)	3.00	08/01/2016	200,000	211,234
Centralia CA School District (GO, AGM Insured)	4.00	08/01/2018	375,000	414,173
Chula Vista CA COP (Miscellaneous Revenue, NATL-RE Insured) §	4.50	08/01/2016	430,000	437,254
Clovis CA PFA (Water & Sewer Revenue, AMBAC Insured)	5.00	08/01/2015	375,000	417,079
Coalinga CA PFA Senior Lien Notes Series A (Miscellaneous Revenue, AMBAC Insured) §	5.85	09/15/2013	500,000	522,660
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	08/01/2012	830,000	830,440
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	08/01/2013	855,000	854,034
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	08/01/2014	1,130,000	1,133,209
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue) §	4.80	08/01/2020	195,000	205,109
Contra Costa County CA PFA Series B (Miscellaneous Revenue, NATL-RE Insured) §	4.00	06/01/2013	450,000	452,016
Corona CA PFA City Hall Project Series B (Miscellaneous Revenue, NATL-RE Insured) §	5.38	09/01/2018	1,205,000	1,214,809
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	5.50	10/01/2015	690,000	746,235
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10/01/2016	625,000	692,313
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10/01/2017	385,000	428,316
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.38	10/01/2018	410,000	465,022
Culver City CA RDFA (Tax Revenue, AMBAC Insured) §	5.50	11/01/2014	985,000	1,013,693
Culver City CA Redevelopment Agency CAB Tax Allocation A (Tax Revenue) ¤	0.00	11/01/2019	2,575,000	1,732,203
Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12/01/2016	1,040,000	1,097,689
Duarte CA COP Series A (Health Revenue) §	5.25	04/01/2019	1,500,000	1,502,715
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10/01/2016	460,000	468,860
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10/01/2017	475,000	477,632

4

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50%	10/01/2018	$485,000	$481,683
El Dorado CA Irrigation District & Water Agency Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.00	03/01/2017	500,000	534,055
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.25	09/01/2015	1,265,000	1,291,148
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.25	09/01/2017	1,400,000	1,424,850
Firebaugh-Las Deltas CA Unified School District CAB Election of 1997 (GO, FGIC Insured) ¤§	0.00	08/01/2022	100,000	61,001
Folsom Cordova CA Unified School District School Facilities Improvement District # 1 Series A (GO, NATL-RE Insured) §	5.50	10/01/2015	370,000	374,951
Fontana CA PFA (Miscellaneous Revenue, AMBAC Insured)	5.00	09/01/2012	400,000	405,388
Fontana CA PFA (Miscellaneous Revenue, AMBAC Insured) §	5.25	09/01/2017	1,015,000	1,102,889
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue) §	5.50	10/01/2017	50,000	50,494
Fontana CA RDA Sierra Corridor Commercial Redevelopment Project (Tax Revenue, NATL-RE, FGIC Insured)	4.50	09/01/2015	825,000	865,928
Fontana CA Unified School District BAN (GO) ¤	0.00	12/01/2012	600,000	597,684
Foothill-Eastern CA Transportation Corridor Agency CAB (Transportation Revenue, NATL-RE Insured) ¤§	0.00	01/15/2017	580,000	444,541
Fowler CA Unified School District School Facilities Improvement District # 1 (GO, NATL-RE Insured) §	5.20	07/01/2020	1,730,000	1,935,697
Fresno CA Joint Powers Financing Authority (Miscellaneous Revenue, AGM Insured) §	5.00	06/01/2017	650,000	652,425
Fresno CA Unified School District Series A (GO, NATL-RE Insured) §	6.55	08/01/2020	200,000	214,640
Fresno CA Unified School District Series C (GO, NATL-RE Insured)	5.80	02/01/2015	475,000	524,053
Garden Grove CA Agency for Community Development (Tax Revenue, AMBAC Insured) §	5.25	10/01/2016	600,000	616,974
Golden State Tobacco Securitization Corporation California Series 2003 A-1 (Tobacco Revenue) §	6.25	06/01/2033	2,820,000	2,982,742
Golden West California Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	02/01/2013	360,000	355,014
Golden West California Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	02/01/2014	235,000	225,746
Golden West California Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤§	0.00	02/01/2014	455,000	437,082
Golden West California Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) §	6.60	02/01/2016	650,000	703,235
Hawthorne CA School District Election 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2015	100,000	92,918
Hawthorne CA School District Election 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2016	155,000	139,576
Hawthorne CA School District Election 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2017	165,000	142,750
Hemet CA Unified School District COP (Miscellaneous Revenue) §±	1.69	10/01/2036	4,945,000	4,944,456
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured) §±	2.75	02/01/2038	4,550,000	4,550,000
Horicon CA Elementary School District (GO, AMBAC Insured)	4.00	08/01/2012	265,000	267,165
Horicon CA Elementary School District (GO, AMBAC Insured)	4.00	08/01/2013	280,000	288,677
Horicon CA Elementary School District (GO, AMBAC Insured)	4.00	08/01/2014	295,000	309,175
Industry CA Public Facilities Authority Tax Allocation Revenue Bonds (Tax Revenue, NATL-RE Insured) §	4.00	05/01/2018	1,000,000	1,008,880
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, American Capital Access Insured) ¤	0.00	05/01/2012	395,000	393,637
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, American Capital Access Insured) ¤	0.00	05/01/2013	150,000	143,085
Inglewood CA Unified School District Election 1998 Series D (GO, AGM Insured)	4.00	10/01/2012	100,000	101,666
Inland Valley CA Development Agency Series B (Tax Revenue) §±	4.25	03/01/2041	2,500,000	2,610,175
Inland Valley CA Development Agency Series C (Tax Revenue) §±	4.50	03/01/2041	3,000,000	3,163,230

5

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue) §	3.00%	09/02/2018	$1,200,000	$1,179,708
Keyes CA Unified School District CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	08/01/2013	145,000	140,285
Keyes CA Unified School District CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	08/01/2015	150,000	135,851
Keyes CA Unified School District CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	08/01/2016	155,000	135,014
Lake Elsinore CA PFFA (Tax Revenue, AMBAC Insured) §	4.00	09/01/2016	1,830,000	1,889,091
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.50	08/01/2014	750,000	764,963
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.75	08/01/2015	585,000	602,047
Liberty CA Unified School District CAB Series B (GO, NATL-RE, FGIC Insured) ¤§	0.00	08/01/2017	300,000	232,557
Lindsay CA Unified School District COP (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	10/01/2014	340,000	365,541
Long Beach CA Bond Finance Authority Aquarium of The Pacific (Miscellaneous Revenue, AMBAC Insured) §	5.50	11/01/2012	1,535,000	1,541,109
Long Beach CA Bond Finance Authority Aquarium of The Pacific (Miscellaneous Revenue, AMBAC Insured) §	5.50	11/01/2015	1,045,000	1,048,438
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue) §	5.00	11/15/2015	1,250,000	1,345,725
Long Beach CA Bond Finance Authority Public Safety Facilities Project (Miscellaneous Revenue, AMBAC Insured) §	5.25	11/01/2013	1,080,000	1,099,375
Long Beach CA Harbor AMT Series A (Airport Revenue, NATL-RE Insured) §	5.00	05/15/2016	500,000	550,850
Long Beach CA Public Safety Facilities Project (Miscellaneous Revenue, AMBAC Insured) §	5.25	11/01/2015	250,000	253,675
Long Beach CA Senior Series B (Airport Revenue)	4.00	06/01/2014	995,000	1,032,820
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	09/01/2016	1,000,000	930,480
Los Angeles CA Building Authority Series A (Miscellaneous Revenue) §	5.20	10/01/2012	475,000	476,914
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	09/01/2014	255,000	267,949
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	09/01/2015	375,000	399,660
Los Angeles CA Community Redevelopment Agency (Tax Revenue, AGM Insured) §	5.50	12/01/2018	2,225,000	2,471,530
Los Angeles CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	03/01/2017	575,000	505,793
Los Angeles CA COP Hollywood Presbyterian Medical Center (Miscellaneous Revenue) §	9.63	07/01/2013	160,000	170,357
Los Angeles CA TRAN (Tax Revenue)	2.50	04/30/2012	1,000,000	1,001,910
Los Angeles CA Unified School District COP Multiple Properties Series A (Miscellaneous Revenue)	5.00	12/01/2015	1,750,000	1,930,373
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured) §	5.00	07/01/2020	2,500,000	2,836,700
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12/01/2014	200,000	215,166
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12/01/2015	1,835,000	2,012,793
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12/01/2016	3,285,000	3,628,315
Los Angeles County CA Community Facilities District # 5 Rowland Heights Area (Tax Revenue, AGM Insured) §	5.00	09/01/2019	1,000,000	1,016,700
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	03/01/2014	100,000	97,484
Los Angeles County CA Metropolitan Transportation Authority Series D (Tax Revenue)	5.00	07/01/2012	200,000	202,434
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	09/01/2014	690,000	747,167
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.00	12/01/2016	1,000,000	1,119,050

6

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Los Angeles County CA Schools Financing Program COP Series A1 (Miscellaneous Revenue)	2.00%	06/29/2012	$915,000	$918,761
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	06/01/2016	1,000,000	1,100,160
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	06/01/2017	1,010,000	1,120,827
Mendocino County CA TRAN (GO)	2.00	06/29/2012	2,000,000	2,007,820
Merced CA Union High School CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	08/01/2019	2,190,000	1,743,547
Metropolitan Water District of Southern California Series A4 (Water & Sewer Revenue) §±	0.34	07/01/2036	2,000,000	1,999,980
Modesto CA Irrigation District Financing Authority Revenue Series SG 44 (Water & Sewer Revenue, Societe Generale LOC, NATL-RE Insured, Societe Generale LIQ) §±	0.60	09/01/2037	1,000,000	1,000,000
Mojave CA Unified School District COP (Miscellaneous Revenue, AGM Insured) ¤	0.00	09/01/2012	500,000	498,550
Mojave CA Unified School District COP (GO, AGM Insured)	3.00	08/01/2012	300,000	302,706
Moreno Valley CA PFA (Miscellaneous Revenue, AMBAC Insured)	5.00	11/01/2013	580,000	611,047
Moreno Valley CA Unified School District Financing Authority Series A (Tax Revenue, AGM Insured) §	5.00	08/15/2014	1,000,000	1,016,070
Moreno Valley CA Unified School District TRAN (GO)	2.50	10/01/2012	5,000,000	5,032,850
Mount Pleasant CA Elementary School District CAB 1998 Election Series S (GO, AMBAC Insured) ¤	0.00	09/01/2014	1,070,000	1,005,821
New Haven CA Unified School District Refunding (GO, AGM Insured)	12.00	08/01/2013	905,000	1,042,234
Norco CA RDA Refunding Redevelopment Project Area #1 (Tax Revenue)	4.00	03/01/2014	100,000	103,058
North City CA West School Facilities Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.00	09/01/2018	1,125,000	1,258,043
Northern California Transmission California-Oregon Transportation Project Series A (Utilities Revenue, NATL-RE Insured) §	7.00	05/01/2013	1,845,000	1,913,782
Norwalk CA Community Facilities Authority Refunding Parking & Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured) §	3.90	04/01/2012	180,000	180,007
Oakland CA COP Oakland Museum Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	04/01/2012	225,000	225,016
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, AMBAC Insured) §	5.00	09/01/2018	2,000,000	2,100,640
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, AMBAC Insured)	5.50	10/01/2013	1,805,000	1,880,034
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, AMBAC Insured)	5.50	10/01/2014	580,000	614,423
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, Assured Guaranty Insured)	5.25	01/01/2017	1,885,000	2,123,076
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE, FGIC Insured)	5.50	09/01/2012	105,000	106,309
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE, FGIC Insured) §	5.50	09/01/2015	875,000	908,985
Oakland CA Unified School District Alameda County (GO, NATL-RE, FGIC Insured)	3.75	08/01/2012	500,000	504,430
Oakland CA Unified School District Alameda County Election of 2000 (GO, NATL-RE Insured) §	5.00	08/01/2016	530,000	573,942
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	08/01/2013	820,000	839,639
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	08/01/2015	640,000	657,434
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	08/01/2016	540,000	549,947
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	4.00	08/01/2014	435,000	456,137
Orange County CA COP Civic Center Facilities (Miscellaneous Revenue, AMBAC Insured) ¤§	0.00	12/01/2018	2,000,000	1,541,220
Orange County CA Improvement Assessment District #88 Series 1 (Miscellaneous Revenue, KBC Bank NV LOC) §±	0.38	09/02/2018	1,065,000	1,065,000
Orange Cove CA Irrigation District (Water & Sewer Revenue) §	3.15	02/01/2019	660,000	658,772

7

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Oxnard CA COP (Miscellaneous Revenue, AMBAC Insured) §	4.45%	06/01/2012	$185,000	$185,303
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	08/01/2015	1,960,000	2,078,364
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	08/01/2018	2,275,000	2,394,597
Palm Desert CA Financing Authority Housing Set-Aside (Tax Revenue, NATL-RE Insured)	5.00	10/01/2013	1,200,000	1,254,672
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.10	07/01/2012	290,000	290,905
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.20	07/01/2013	410,000	412,276
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue) §	5.30	07/01/2013	90,000	90,176
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	07/01/2014	430,000	428,164
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11/01/2017	1,280,000	1,305,971
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	09/02/2015	285,000	290,295
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	09/02/2016	330,000	332,452
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	09/02/2018	415,000	416,830
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	09/02/2021	450,000	463,176
Palo Verde CA Unified School District FlexFund Program (Lease Revenue) §	4.80	09/01/2027	911,819	945,949
Palomar CA Palomar County Election 2006 Series B (GO) ¤	0.00	08/01/2016	250,000	232,228
Palomar CA Palomar County Election 2006 Series B (GO) ¤	0.00	08/01/2017	880,000	782,742
Palomar Pomerado CA Health System CAB (GO, NATL-RE Insured) ¤	0.00	08/01/2017	2,000,000	1,710,040
Patterson CA Joint Unified School District CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	08/01/2015	140,000	125,964
Pittsburg CA PFA (Water & Sewer Revenue, Bank of the West LOC) §±	0.45	06/01/2035	9,365,000	9,365,000
Pomona CA PFA Redevelopment Project Series AD (Tax Revenue, NATL-RE Insured) §	4.75	02/01/2013	1,830,000	1,833,422
Pomona CA Unified School District Series A (GO, NATL-RE Insured) §	6.15	08/01/2015	3,100,000	3,216,560
Pomona CA Unified School District Series A (GO, NATL-RE Insured) §	6.50	08/01/2019	800,000	829,584
Pomona CA Unified School District Series A (GO, NATL-RE Insured)	6.70	08/01/2012	100,000	102,188
Port of Oakland CA Series N AMT (Airport Revenue, NATL-RE Insured) §	5.00	11/01/2014	1,000,000	1,019,870
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.63	08/15/2014	1,100,000	1,120,229
Poway CA RDA Paguay Redevelopment Project Series A (Tax Revenue, NATL-RE Insured) §	4.50	06/15/2014	580,000	591,641
Poway CA Unified School District PFA CAB (Miscellaneous Revenue, AGM Insured, Dexia Credit Local SPA) §±	2.75	12/01/2039	990,000	990,000
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project (Tax Revenue, AGM Insured) §	5.00	09/01/2013	500,000	501,825
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	09/01/2012	200,000	201,384
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	09/01/2013	230,000	233,751
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	09/01/2014	620,000	631,030
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	09/01/2015	675,000	686,954
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	09/01/2016	725,000	739,283
Redlands CA PFA Series A (Water & Sewer Revenue, AGM Insured) §	5.00	09/01/2017	1,000,000	1,002,870
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	08/01/2016	225,000	209,005
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	08/01/2018	345,000	294,692
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	08/01/2020	460,000	349,982

8

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.00%	06/30/2013	$915,000	$919,676
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.38	06/30/2014	1,060,000	1,075,487
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.75	06/30/2015	630,000	647,678
Riverside CA Community College District Election 2004 Series D (GO) ¤	0.00	08/01/2020	535,000	407,044
Riverside CA Community Facilities District # 88-1 Series A (Tax Revenue) §±	4.00	09/01/2014	1,025,000	1,073,841
Riverside CA Community Facilities District # 90-1 Series A (Tax Revenue, NATL-RE Insured) §	5.50	09/01/2013	1,100,000	1,115,554
Riverside CA COP (Miscellaneous Revenue, NATL-RE Insured) §	5.00	11/01/2012	200,000	204,826
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11/01/2016	640,000	700,314
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11/01/2017	490,000	534,502
Riverside County CA Asset Leasing Corporation Hospital Project Series B (Health Revenue, NATL-RE Insured) §	5.70	06/01/2016	500,000	508,285
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	4.50	05/01/2012	1,200,000	1,204,140
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	4.50	10/01/2015	130,000	137,480
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	5.00	10/01/2014	1,000,000	1,060,460
Robla CA School District Series B (GO, NATL-RE Insured) ¤§	0.00	08/01/2018	1,220,000	975,207
Roseville City CA Natural Gas Financing Authority (Utilities Revenue) §	5.00	02/15/2015	500,000	530,780
Sacramento CA Airport Grant Series D (Airport Revenue, NATL-RE, FGIC Insured)	5.00	07/01/2012	225,000	227,495
Sacramento CA Airport Grant Series D (Airport Revenue)	5.00	07/01/2014	1,000,000	1,081,630
Sacramento CA City Financing Authority Building Series A (Miscellaneous Revenue, AMBAC Insured) §	5.25	05/01/2015	535,000	535,626
Sacramento CA City Financing Authority EPA Building Series B (Miscellaneous Revenue, AMBAC Insured) §	5.00	05/01/2014	1,250,000	1,251,300
Sacramento CA City Financing Authority Series B (Miscellaneous Revenue) §	5.00	11/01/2014	745,000	776,633
Sacramento CA MUD Procter & Gamble Project (Utilities Revenue)	5.00	07/01/2012	755,000	763,675
Sacramento CA MUD Series G (Utilities Revenue, NATL-RE Insured) §	6.50	09/01/2013	305,000	316,785
Sacramento CA Regional Art Facilities Financing Authority COP (Miscellaneous Revenue, AMBAC Insured) §	4.10	09/01/2015	150,000	150,767
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) §±	0.60	12/01/2035	11,000,000	11,000,000
Salinas Valley CA Solid Waste Authority (Resource Recovery Revenue, AMBAC Insured)	5.00	08/01/2012	985,000	994,643
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue) §	5.50	08/01/2020	2,000,000	2,274,460
San Bernardino County CA COP Medical Centre Financing Project (Miscellaneous Revenue, NATL-RE, IBC Insured) §	5.50	08/01/2017	1,590,000	1,670,072
San Bernardino County CA Financing Authority Facilities Project (Miscellaneous Revenue) §	5.10	06/01/2017	710,000	685,072
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10/01/2014	1,425,000	1,548,804
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12/01/2019	2,000,000	2,183,140
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	02/15/2016	1,825,000	2,029,710
San Diego CA PFFA (Water & Sewer Revenue, NATL-RE Insured) §	5.00	08/01/2018	1,000,000	1,014,740
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	09/01/2013	165,000	165,226
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	09/01/2014	355,000	353,108
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	09/01/2015	365,000	369,730
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	09/01/2016	380,000	390,895
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	09/01/2017	345,000	360,380

9

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

San Diego CA Redevelopment Agency Tax Allocation Centre City Series A (Tax Revenue, XLCA Insured)	5.00%	09/01/2014	$665,000	$704,701
San Diego CA Redevelopment Agency Tax Allocation Centre City Series A (Tax Revenue, XLCA Insured) §	5.25	09/01/2015	2,215,000	2,355,099
San Diego CA Redevelopment Agency Tax Allocation Centre City Series A (Tax Revenue, AMBAC Insured) §	4.50	09/01/2017	555,000	579,609
San Diego County CA COP (Miscellaneous Revenue, AMBAC Insured) §	5.63	09/01/2012	900,000	915,975
San Diego County CA Unified School District Series B-2 (Miscellaneous Revenue, GO of Participants Insured)	2.00	04/30/2012	1,000,000	1,001,490
San Francisco CA Airport Improvement United Airlines Incorporated Project (Airport Revenue) §	8.00	07/01/2013	265,000	279,098
San Francisco CA Building Authority Department of General Services Series A (Miscellaneous Revenue) §	5.00	10/01/2013	365,000	374,618
San Francisco CA City & County Airports Commission Second Series Issue 30 (Airport Revenue, XLCA Insured) §	4.00	05/01/2014	240,000	245,530
San Francisco CA City & County RDA CAB Redevelopment Project Series C (Tax Revenue, NATL-RE Insured) ¤	0.00	08/01/2013	300,000	293,808
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	08/01/2014	125,000	128,563
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	08/01/2016	310,000	325,057
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	4.00	08/01/2012	500,000	505,050
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	08/01/2014	500,000	528,760
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE, FGIC Insured) §	5.25	08/01/2018	2,000,000	2,056,580
San Jacinto CA Unified School District TRAN (GO)	2.00	10/01/2012	3,500,000	3,517,045
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured) ¤	0.00	01/15/2015	2,000,000	1,760,240
San Jose CA Airport Revenue Series A (Airport Revenue, AGM-CR AMBAC Insured) §	5.50	03/01/2019	5,220,000	5,845,826
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, NATL-RE Insured) §	5.00	09/01/2015	1,000,000	1,003,310
San Jose CA Libraries & Parks Project (GO) §	5.00	09/01/2017	715,000	717,703
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured) §	5.00	08/01/2017	800,000	829,264
San Jose CA Redevelopment Agency Series A (Tax Revenue) §	6.13	08/01/2015	550,000	589,573
San Luis & Delta Mendota CA Water Authority DHCCP Development Project Series A (Water & Sewer Revenue)	4.50	03/01/2014	750,000	797,543
San Marcos CA PFA (Tax Revenue)	4.00	09/01/2018	1,000,000	1,065,200
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	09/01/2019	1,000,000	1,082,870
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	08/01/2020	1,815,000	1,346,276
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Series A (Tax Revenue)	4.20	09/01/2012	120,000	121,294
Santa Maria CA Water & Wastewater CAB Sub Series A (Water & Sewer Revenue, AMBAC Insured) ¤	0.00	08/01/2014	920,000	880,652
Sierra CA Joint Community College District School Facilities Improvement District # 2 CAB Series B (GO, NATL-RE Insured) ¤	0.00	08/01/2015	500,000	478,435
Signal Hill CA Redevelopment Project # 1 (Tax Revenue)	4.13	10/01/2016	550,000	575,454
South Gate CA PFA Southgate Redevelopment Project # 1 (Tax Revenue, AMBAC Insured) §	5.25	09/01/2019	1,365,000	1,393,187
South Monterey County CA Joint Union High School District (GO)	3.00	08/01/2015	1,315,000	1,352,793
South Monterey County CA Joint Union High School District (GO)	3.00	08/01/2016	1,345,000	1,378,127
South Monterey County CA Joint Union High School District (GO)	3.00	08/01/2017	1,485,000	1,499,523
South Placer CA Wastewater Authority Series D (Water & Sewer Revenue) §±	1.02	11/01/2014	3,200,000	3,203,200
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured) §	5.25	10/01/2015	500,000	501,960
Southern California Public Power Authority National Gas Project # 1 Series A (Utilities Revenue)	5.00	11/01/2012	550,000	565,587

10

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Stockton CA PFA Delta Water Supply Project Series A (Water & Sewer Revenue, Union Bank NA LOC) §±	0.55%	10/01/2040	$4,000,000	$4,000,000
Tejon Ranch CA PFFA Community Facilities District 2000-1 (Tax Revenue)	2.00	09/01/2013	450,000	451,746
Tejon Ranch CA PFFA Community Facilities District 2000-1 (Tax Revenue)	3.00	09/01/2014	400,000	406,796
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, NATL-RE Insured) §	5.45	09/01/2018	1,775,000	1,777,059
Tracy CA Joint Unified School District Election 2006 (GO, AGM Insured)	6.00	08/01/2013	315,000	337,872
Tustin CA Community Redevelopment Project Area (Tax Revenue)	3.00	09/01/2012	560,000	563,007
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12/01/2015	210,000	217,306
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12/01/2016	475,000	498,969
Union City CA Community Redevelopment Agency Union City Community Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	3.00	10/01/2013	55,000	55,244
University of California Series B (Education Revenue, AMBAC Insured)	5.00	05/15/2012	725,000	729,372
Vallejo City CA Refunding Bonds Series 2006 (Water & Sewer Revenue, NATL-RE Insured) §	5.00	05/01/2021	1,500,000	1,549,125
Vallejo City CA Unified School District Series A (GO, NATL-RE Insured)	5.00	02/01/2013	545,000	556,663
Vallejo City CA Unified School District Series A (GO, NATL-RE Insured)	5.60	02/01/2016	1,080,000	1,178,820
Vallejo City CA Unified School District Series A (GO, NATL-RE Insured)	5.90	02/01/2018	2,065,000	2,303,673
Victor Valley CA Elementary School District School Construction Project (Miscellaneous Revenue, NATL-RE Insured) §	6.45	05/01/2018	1,230,000	1,329,704
Victor Valley CA Joint Unified School District CAB Bonds (GO, Assured Guaranty Insured) ¤	0.00	08/01/2015	280,000	267,924
Walnut Valley CA Unified School District Series A (GO, NATL-RE Insured) §	7.20	02/01/2016	195,000	203,328
Washington CA Unified School District Yolo County COP New High School Project (Miscellaneous Revenue, AMBAC Insured)	4.25	08/01/2013	465,000	481,619
Washington Township CA Health Care District (Health Revenue) §	5.00	07/01/2012	1,000,000	1,003,180
Washington Township CA Health Care District (Health Revenue) §	5.00	07/01/2018	1,750,000	1,753,150
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2013	905,000	942,992
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2014	975,000	1,044,449
Washington Township CA Health Care District Series A (Health Revenue) §	5.00	07/01/2021	1,040,000	1,108,297
West Contra Costa County CA Unified School District (GO, AGM Insured)	5.00	08/01/2016	1,055,000	1,198,965
West Contra Costa County CA Unified School District Election of 2002 Series C (GO, NATL-RE, FGIC Insured) §	4.25	08/01/2017	785,000	811,839
West Covina CA Unified School District (GO, AGM Insured)	4.00	08/01/2017	325,000	360,324
West Covina CA Unified School District (GO, AGM Insured)	4.00	08/01/2018	575,000	637,250
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	3.25	09/01/2013	265,000	268,159
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00	09/01/2014	250,000	255,200
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	09/01/2015	200,000	209,716
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	09/01/2012	100,000	100,778
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	09/01/2016	265,000	271,760
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	09/01/2017	270,000	272,201
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	09/01/2018	275,000	278,377
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	09/01/2019	285,000	291,623
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	09/01/2020	290,000	341,504
Westminster CA Redevelopment Agency Commercial Project #1 (Tax Revenue)	2.00	11/01/2012	2,335,000	2,346,652
Whittier CA HCFR Presbyterian Intercommunity Hospital Series D (Health Revenue)	4.00	06/01/2013	1,000,000	1,030,250

11

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
California (continued)

Whittier CA PFA Greenleaf Avenue Whittier RDA Series A (Miscellaneous Revenue) §		5.00%	11/01/2012	$245,000	$246,823
William S. Hart CA Union High School District MSTR Series SGC 59 Class A (GO, Societe Generale LOC, Societe Generale LIQ) §±144A		0.45	09/01/2027	4,435,000	4,435,000

					404,093,766

Guam : 0.12%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)		5.00	12/01/2012	520,000	530,036

Puerto Rico : 6.07%
Puerto Rico Commonwealth Public Imports Series A (GO, AGM Insured) §		5.00	07/01/2015	1,000,000	1,062,450
Puerto Rico Commonwealth Refinance Series C-4 (Miscellaneous Revenue, AGM Insured) §±		2.59	07/01/2018	4,000,000	4,000,000
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)		5.25	07/01/2013	2,000,000	2,106,300
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Loan Insured) §		5.00	12/01/2016	1,815,000	1,897,710
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue) §		5.50	12/01/2015	1,000,000	1,127,980
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)		5.50	12/01/2016	3,440,000	3,928,205
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)		5.50	12/01/2017	1,895,000	2,171,045
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)		5.50	12/01/2018	1,250,000	1,421,700
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)		5.50	12/01/2019	1,000,000	1,127,440
Puerto Rico Highway & Transportation Authority (Tax Revenue, NATL-RE Insured) §		5.25	07/01/2014	860,000	867,568
Puerto Rico Municipal Financing Agency Series C (GO, AGM Insured)		5.00	08/01/2013	1,125,000	1,184,119
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC 4 Class A (Tax Revenue, Societe Generale LIQ) §±		0.50	08/01/2057	5,000,000	5,000,000
University of Puerto Rico Series Q (Education Revenue)		5.00	06/01/2016	500,000	534,685

					26,429,202

Virgin Islands : 0.82%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, NATL-RE, FGIC Insured)		5.00	10/01/2013	500,000	521,225
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured) §		5.25	10/01/2016	1,000,000	1,087,910
Virgin Islands Water & Power Authority Series A (Utilities Revenue)		5.00	07/01/2018	1,750,000	1,956,588

					3,565,723

Total Municipal Bonds and Notes (Cost $426,732,356)					434,618,727

		Yield		Shares
Short-Term Investments : 3.35%
Investment Companies : 3.35%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)		0.01%		14,604,232	14,604,232

Total Short-Term Investments (Cost $14,604,232)					$14,604,232

Total Investments in Securities (Cost $441,336,588)*	103.19%				$449,222,959
Other Assets and Liabilities, Net	(3.19)				(13,908,101)

Total Net Assets	100.00%				$435,314,858

¤	Security issued in zero coupon form with no periodic interest payments.

12

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $441,368,980 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,441,658
Gross unrealized depreciation	(587,679)

Net unrealized appreciation	$7,853,979

13

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$429,593,233	$5,025,494	$434,618,727
Short-term investments
Investment companies	14,604,232	0	0	14,604,232

	$14,604,232	$429,593,233	$5,025,494	$449,222,959

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$190,905
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(28,161)
Purchases	4,862,750
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2012	$5,025,494

Change in unrealized gains (losses) relating to securities still held at March 31, 2012	(28,161)

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 98.15%

California : 96.24%
ABAG Finance Authority for Nonprofit Corporation Series 2012A (Health Revenue) §	5.00%	08/01/2026	$400,000	$438,312
ABAG Finance Authority for Nonprofit Corporation Series 2012A (Health Revenue) §	5.00	08/01/2027	1,145,000	1,247,020
ABAG Finance Authority for Nonprofit Corporation Series 2012A (Health Revenue) §	5.00	08/01/2028	400,000	433,260
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2018	3,800,000	2,852,394
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2019	3,000,000	2,114,040
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) §¤	0.00	10/01/2021	3,000,000	2,962,740
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured) §	6.00	08/01/2029	4,100,000	4,831,399
Alisal CA Unified School District CAB Election of 2006 Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2017	1,105,000	958,311
Anaheim CA City School District Election of 2010 (GO, AGM Insured) §	6.25	08/01/2033	1,290,000	1,524,690
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	09/01/2018	5,600,000	4,454,464
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	09/01/2025	10,000,000	4,840,900
Anaheim CA PFA Electric System Distribution Facilities Series A (Utilities Revenue, AGM Insured) §	5.00	10/01/2031	4,305,000	4,380,467
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured) §	5.20	01/01/2017	2,195,000	2,201,212
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured) §	5.00	08/01/2017	1,635,000	1,713,349
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, AMBAC Insured) §	5.75	08/01/2030	3,190,000	3,732,300
Brea CA PFA Tax Allocation Series A (Housing Revenue) §	7.00	09/01/2023	2,105,000	2,272,453
Cabrillo CA Unified School District CAB Series A (GO, AMBAC Insured) ¤	0.00	08/01/2021	1,500,000	956,580
California Community College Financing Authority (Miscellaneous Revenue) §	5.00	05/01/2026	1,000,000	1,087,840
California Community College Financing Authority (Miscellaneous Revenue) §	5.00	05/01/2030	2,635,000	2,786,776
California Educational Facilities Authority Series 3067X (Education Revenue, Morgan Stanley Bank LIQ) §±144A	0.34	10/01/2039	5,000,000	5,000,000
California Educational Facilities Authority Series 45A (Education Revenue, Societe Generale LIQ) §±	0.70	10/01/2033	3,000,000	3,000,000
California Educational Facilities Authority University of the Pacific Series A (Education Revenue) §	5.00	11/01/2026	2,000,000	2,205,960
California Educational Facilities Authority University of the Pacific Series A (Education Revenue) §	5.00	11/01/2030	535,000	575,467
California HFA AMT Home Mortgage Series E (Housing Revenue) §	5.00	02/01/2042	2,420,000	2,437,666
California HFA AMT Home Mortgage Series G (Housing Revenue) §	5.50	08/01/2042	4,855,000	4,925,398
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured) §	5.75	08/01/2030	1,510,000	1,509,562
California HFA AMT Home Mortgage Series J (Housing Revenue) §	5.75	08/01/2047	515,000	523,348
California HFA AMT Home Mortgage Series M (Housing Revenue) §	5.00	08/01/2037	1,795,000	1,808,804
California HFA MFHR Series B (Housing Revenue, AMBAC, FHA Insured) §	6.05	08/01/2016	1,125,000	1,126,429
California HFFA Casa Colina Project (Health Revenue) §	6.00	04/01/2022	3,000,000	3,004,200
California HFFA Catholic Healthcare West Series A (Health Revenue) §	5.25	03/01/2023	3,000,000	3,397,200
California HFFA Catholic Healthcare West Series A (Health Revenue) §	6.00	07/01/2029	3,280,000	3,767,080
California HFFA Lucile Salter Packard Project (Health Revenue) §	5.00	08/15/2026	1,250,000	1,422,875
California HFFA Lucile Salter Packard Project (Health Revenue) §	5.00	08/15/2027	225,000	255,400
California HFFA Lucile Salter Packard Project (Health Revenue) §	5.00	11/15/2032	1,250,000	1,366,763

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

California HFFA Paradise Estate (Health Revenue, California Mortgages Insured) §	5.13%	01/01/2022	$3,600,000	$3,649,068
California HFFA Prerefunded Providence Health (Health Revenue) §	6.50	10/01/2038	100,000	132,104
California HFFA Sutter Health Series D (Health Revenue) §	5.25	08/15/2031	3,100,000	3,488,058
California HFFA The Episcopal Home (Health Revenue, California Mortgages Insured) §	5.25	02/01/2021	2,000,000	2,002,480
California Housing Finance Agency Home Mortgage Series K AMT (Housing Revenue) §	5.30	08/01/2023	5,250,000	5,273,783
California Housing Finance Agency Revenue CAB Home Mortgage Series N (GO) §	6.00	04/01/2035	2,140,000	2,462,562
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue) §	6.25	02/01/2039	3,000,000	3,314,730
California Infrastructure & Economic Development Bank Los Angeles YMCA Metropolitan Project (Miscellaneous Revenue, AMBAC Insured) §	5.25	02/01/2026	2,000,000	2,021,660
California Infrastructure & Economic Development Bank School King City Unified High School (Miscellaneous Revenue) §	5.75	08/15/2029	2,150,000	2,320,517
California Municipal Finance Authority Community Hospitals Central California (Health Revenue) §	5.00	02/01/2020	1,000,000	1,043,970
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series B (Housing Revenue, GNMA/FNMA Insured) §	6.25	12/01/2031	50,000	50,535
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series B5 (Housing Revenue, GNMA/FNMA/FHLMC Insured) §	6.35	12/01/2029	10,000	10,174
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series C (Housing Revenue, GNMA/FNMA Insured) §	5.40	02/01/2046	2,045,000	2,170,563
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue) §	5.50	06/01/2021	1,090,000	1,090,709
California State (GO) §	5.25	08/01/2038	1,925,000	2,056,170
California State (GO) §	5.25	11/01/2040	3,000,000	3,222,750
California State Department of Transportation COP Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.25	03/01/2016	2,250,000	2,258,933
California State Department of Veterans Affairs Series A (Housing Revenue) §	4.85	12/01/2022	1,960,000	2,042,516
California State Public Works Board Judicial Council Project Series D (Miscellaneous Revenue) §	5.25	12/01/2025	4,000,000	4,410,280
California State Public Works Board Regents University of California Series G (Miscellaneous Revenue) §	5.00	12/01/2030	9,850,000	10,840,418
California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured) §	5.25	11/01/2028	4,225,000	4,722,705
California State Public Works California State University Project Series B-1 (Miscellaneous Revenue) §	5.70	03/01/2035	2,210,000	2,370,645
California State Public Works Department of General Services Butterfield Series A (Miscellaneous Revenue) §	5.25	06/01/2024	2,400,000	2,537,544
California State Public Works Department of General Services East End Series A (Miscellaneous Revenue, AMBAC Insured) §	5.00	12/01/2027	5,500,000	5,624,630
California State Public Works Department of Mental Health Coaling Series A-A (Miscellaneous Revenue) §	5.13	06/01/2029	3,145,000	3,229,506
California State Refunding (GO) §	5.00	08/01/2025	5,000,000	5,491,750
California State Refunding (GO) §	5.00	02/01/2033	5,000,000	5,348,450
California State Statewide Community Development Project (Miscellaneous Revenue, Citibank NA LIQ) §±144A	0.69	09/06/2035	1,000,000	1,000,000
California State Various Purpose & Refunding (GO) §	5.13	04/01/2033	5,835,000	6,140,871
California State Various Purposes (GO) §	5.00	10/01/2029	7,000,000	7,534,450
California State Various Purposes (GO) §	5.00	09/01/2029	1,475,000	1,611,570
California State Various Purposes (GO) §	5.00	11/01/2032	955,000	1,020,093
California State Various Purposes (GO) §	5.00	09/01/2035	5,000,000	5,229,400
California State Various Purposes (GO) §	5.25	09/01/2028	5,000,000	5,569,400
California State Various Purposes (GO) §	5.25	10/01/2029	800,000	874,560
California State Various Purposes (GO) §	5.25	03/01/2038	2,300,000	2,429,030
California State Various Purposes (GO) §	5.60	03/01/2036	7,800,000	8,756,670
California State Various Purposes (GO) §	5.75	04/01/2029	1,600,000	1,844,400
California State Various Purposes (GO) §	5.75	04/01/2031	3,380,000	3,880,341

2

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

California State Various Purposes (GO) §	6.00%	04/01/2038	$23,390,000	$26,759,563
California State Veterans Series BZ (GO, NATL-RE Insured) §	5.35	12/01/2021	5,000	5,007
California Statewide CDA Aspire Public Schools (Miscellaneous Revenue) §	5.00	07/01/2020	1,335,000	1,361,713
California Statewide CDA COP Cedars Sinai Medical Center (Miscellaneous Revenue) §	6.50	08/01/2012	515,000	522,045
California Statewide CDA COP Childrens Hospital Los Angeles MBIA (Health Revenue, NATL-RE, IBC Insured) §	5.25	08/15/2029	2,000,000	2,000,020
California Statewide CDA COP SAVRS (Health Revenue, ACA Radian Insured) §±(n)(a)(m)	0.73	05/15/2029	1,850,000	1,723,196
California Statewide CDA COP The Internext Group (Health Revenue) §	5.38	04/01/2017	2,440,000	2,443,440
California Statewide CDA Insured St. Joseph Health System (Health Revenue, AGM Insured) §	5.25	07/01/2021	1,775,000	2,025,506
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA/FHA Insured) §	6.10	12/20/2035	2,010,000	2,016,151
California Statewide CDA Referendum International School Peninsula Project (Education Revenue) §	5.00	11/01/2016	1,190,000	1,213,871
California Statewide CDA School Facilities (Miscellaneous Revenue) §	6.75	07/01/2031	2,625,000	2,781,083
California Statewide CDA School Facilities Aspire Public Schools (Miscellaneous Revenue) §	5.20	07/01/2020	595,000	613,737
California Statewide CDA Valleycare Health System Series A (Health Revenue) §	5.00	07/15/2022	1,000,000	1,007,780
California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, FSA Insured) §	5.25	10/01/2027	4,000,000	4,066,200
Camrosa CA Water District Financing Authority Water & Sewer Series A (Water & Sewer Revenue) §	5.00	01/15/2031	2,000,000	2,125,560
Capistrano CA Unified School District School Facilities Improvement District #1 Series C (GO, AGM Insured) §	5.50	08/01/2022	1,215,000	1,232,107
Capitol Area Development Authority California Series A (Miscellaneous Revenue, NATL-RE Insured) §	6.50	04/01/2012	30,000	30,005
Carson CA RDA Tax Allocation Series A (Tax Revenue, NATL-RE Insured) §	5.25	10/01/2020	1,140,000	1,196,327
Cathedral City CA PFA CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	08/01/2024	975,000	492,590
Cathedral City CA PFA CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	08/01/2026	1,085,000	466,843
Center California Unified School District CAB Series C (GO, NATL-RE Insured) ¤	0.00	09/01/2021	5,000,000	3,451,700
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, NATL-RE Insured) §	6.45	02/01/2018	2,460,000	2,715,176
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	08/01/2029	1,750,000	684,740
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	08/01/2033	1,500,000	451,515
Chico CA PFA Redevelopment Project Area (Tax Revenue, NATL-RE Insured) §	5.13	04/01/2021	3,000,000	3,005,850
Coalinga CA PFA Water & Wastewater Pooled Series 2012 (Water & Sewer Revenue) §	5.00	04/01/2030	1,525,000	1,525,000
Coalinga CA PFA Water & Wastewater Pooled Series 2012 (Water & Sewer Revenue) §	5.00	04/01/2035	860,000	838,199
College of The Sequoias Tulare Area Improvement District # 3 California Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2024	1,000,000	579,010
Compton CA Community College CAB Election of 2002-C (Education Revenue) ¤	0.00	08/01/2035	3,445,000	763,860
Compton CA Community Redevelopment Agency Redevelopment Project 2nd Lien Series A (Tax Revenue)	5.00	08/01/2020	1,140,000	1,182,716
Compton CA Community Redevelopment Agency Redevelopment Project 2nd Lien Series B (Tax Revenue) §	5.75	08/01/2026	5,000,000	5,190,900
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue) §	4.80	08/01/2020	250,000	262,960
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured) §	7.75	05/01/2022	240,000	310,387
Contra Costa County CA PFA Unrefunded 2007 Pleasant Hill (Tax Revenue) §	5.25	08/01/2028	750,000	706,013
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured) §	5.75	08/01/2035	5,510,000	6,386,421

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Duarte CA COP Series A (Health Revenue) §	5.25%	04/01/2019	$1,500,000	$1,502,715
Duarte CA COP Series A (Health Revenue) §	5.25	04/01/2024	6,515,000	6,521,515
Duarte CA RDA CAB Sub Merged Redevelopment Project (Tax Revenue) §¤	0.00	12/01/2016	2,665,000	2,243,504
Elk Grove CA Unified School District Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured) §	6.50	12/01/2024	1,500,000	1,688,100
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue) §	5.75	09/02/2014	500,000	501,125
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue) §	5.90	09/02/2021	1,750,000	1,751,243
Escondido CA Joint Powers Financing Authority (Water & Sewer Revenue) §	5.00	09/01/2033	3,000,000	3,228,270
Escondido CA Union High School CAB Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2027	8,385,000	4,051,129
Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, Assured Guaranty Insured) §	5.00	09/15/2032	2,000,000	2,122,160
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue) §	5.50	10/01/2017	2,455,000	2,479,255
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue) §	5.60	10/01/2027	4,785,000	4,801,125
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue) §	5.75	01/15/2040	4,000,000	3,999,640
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE, IBC Insured) §±	5.80	01/15/2020	3,000,000	3,055,950
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE, IBC Insured) §±	5.85	01/15/2023	3,000,000	3,053,670
Gilroy CA Unified School District Election of 2008 Series A (GO, Assured Guaranty Insured) §	6.00	08/01/2027	1,000,000	1,191,110
Golden West Schools Financing Authority California CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	08/01/2015	2,000,000	1,839,940
Golden West Schools Financing Authority California CAB Series PG-A (Miscellaneous Revenue, NATL-RE Insured) §¤	0.00	08/01/2016	585,000	471,375
Hacienda La Puente CA Unified School District (Miscellaneous Revenue, AGM Insured)	5.00	08/01/2027	2,505,000	2,786,286
Hawaiian Gardens CA RDA Project # 1 (Tax Revenue) §	6.00	12/01/2013	1,320,000	1,324,686
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) §±	2.75	02/01/2028	3,240,000	3,240,000
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) §±	2.75	02/01/2038	2,000,000	2,000,000
Inland Valley CA Development Agency Series C (Tax Revenue) §±	4.50	03/01/2041	3,750,000	3,954,038
Jamul-Dulzura CA Unified School District Series C (GO) §	6.40	08/01/2016	140,000	140,678
Jefferson CA Union High School CAB Election of 2006 Series D (GO) §¤	0.00	08/01/2034	9,905,000	2,068,362
Jefferson CA Union High School CAB Election of 2006 Series D (GO) §¤	0.00	08/01/2036	11,130,000	1,973,460
Jurupa CA Unified School District Refunding Program (GO, AGM Insured)	5.00	08/01/2022	2,370,000	2,799,586
Kaweah CA Delta Health Care District Election of 2003 (GO, NATL-RE Insured) §	5.25	08/01/2028	5,370,000	5,776,992
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured) §	5.00	09/01/2022	1,000,000	1,027,520
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured) §	5.00	09/01/2021	1,000,000	1,021,760
Lake Elsinore CA School Financing Authority Horsethief Canyon (Tax Revenue) §	5.63	09/01/2016	2,430,000	2,454,956
Lancaster CA Redevelopment Agency Tax Allocation Combined Redevelopment Project Areas (Tax Revenue) §	6.50	08/01/2029	2,000,000	2,180,900
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured) §	5.00	08/01/2030	2,000,000	2,112,860
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, AMBAC Insured) §	6.00	11/01/2017	1,320,000	1,421,468
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (IDR, AMBAC Insured) §	5.00	08/01/2030	5,000,000	4,975,900

4

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Long Beach CA Unified School District Election of 2008 Series A (GO) §	5.50%	08/01/2026	$2,530,000	$2,946,160
Los Angeles CA ABC Unified School District Election of 1997 Series B (GO, NATL-RE, FGIC, GO of Distric Insured) ¤	0.00	08/01/2018	1,500,000	1,241,850
Los Angeles CA Community Development Properties CDA Headquarters Office Building Project Series 2011 (Miscellaneous Revenue) §	5.25	09/01/2030	1,905,000	2,077,803
Los Angeles CA Community Redevelopment Agency Manchester Social Services Project (Miscellaneous Revenue, AMBAC Insured) §	5.00	09/01/2025	2,310,000	2,398,265
Los Angeles CA Community Redevelopment Agency MFHR The Alexandria Project (Housing Revenue, FNMA Insured) §±	4.90	08/15/2039	4,715,000	5,237,846
Los Angeles CA Community Redevelopment Refunding Grand Central Square Class B (Tax Revenue, AMBAC Insured) §	5.00	12/01/2022	1,200,000	1,166,100
Los Angeles CA COP Sonneblick del Rio Project (Miscellaneous Revenue, AMBAC Insured) §	6.00	11/01/2019	2,000,000	2,005,340
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, NATL-RE Insured) §	5.00	05/15/2024	1,565,000	1,614,470
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, NATL-RE Insured) §	5.00	05/15/2025	2,925,000	2,997,599
Los Angeles CA Harbor Department (Airport Revenue) §	7.60	10/01/2018	85,000	102,943
Lynwood CA Unified School District Series 2011 (GO, AGM Insured) §	5.00	08/01/2024	1,000,000	1,113,740
M-S-R California Energy Authority California Gas Series C (Utilities Revenue) §	6.13	11/01/2029	1,060,000	1,239,426
M-S-R California Energy Authority Series B (Utilities Revenue) §	7.00	11/01/2034	1,000,000	1,301,350
Madera CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) §	5.00	09/01/2028	1,740,000	1,803,684
Merced CA Community College School Facilities Improvement Project District #1 (GO, NATL-RE Insured) §	5.00	08/01/2031	1,635,000	1,708,689
Merced CA Union High School District CAB Election of 2008 Series C (GO) ¤	0.00	08/01/2032	3,380,000	1,112,459
Merced CA Union High School District CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	08/01/2018	2,135,000	1,780,868
Mid-Peninsula CA Regional Open Space Refunding Project Series 1999 (Miscellaneous Revenue) §	5.00	09/01/2028	4,120,000	4,667,136
Monrovia CA RDA Central Redevelopment Project Area 1 (Tax Revenue, AMBAC Insured) §	5.00	05/01/2021	3,520,000	3,544,394
Montebello CA Unified School District CAB (GO, AGM Insured) ¤	0.00	08/01/2021	1,435,000	987,194
Montebello CA Unified School District Election of 2004 (GO, NATL-RE Insured) §	5.00	08/01/2030	3,175,000	3,226,435
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) §144A	6.50	03/01/2028	2,000,000	2,005,880
Napa-Vallejo CA Waste Management Authority Solid Waste Transfer Facility (Resource Recovery Revenue) §	5.50	02/15/2013	1,080,000	1,082,905
Natomas CA Unified School District Series 1999 (GO, NATL-RE Insured) §	5.95	09/01/2021	1,000,000	1,112,870
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) §±	1.02	07/01/2019	7,000,000	5,641,230
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) §±	1.11	07/01/2027	5,000,000	3,692,100
Northern California Power Agency Public Power Prerefunded Balance (Utilities Revenue, AMBAC Insured) §	7.50	07/01/2023	50,000	68,876
Northern Inyo County CA Local Hospital District (GO, AGC-ICC Insured) §	5.60	08/01/2035	20,000	20,929
Norwalk-LA Mirada CA Unified School District Election of 2002 Series D (GO, AGM Insured) ¤	0.00	08/01/2023	1,500,000	930,900
Oakland CA Peralta Community College District Refunding Project (Education Revenue) §	5.00	08/01/2025	1,515,000	1,704,587
Oakland CA Peralta Community College District Refunding Project (Education Revenue) §	5.00	08/01/2026	1,585,000	1,767,354
Oakland CA Unified School District Election of 2006 Series A (GO) §	5.50	08/01/2032	3,160,000	3,306,877
Ontario CA RDFA Ontario Redevelopment Project # 1 (Tax Revenue, NATL-RE Insured) §	5.80	08/01/2023	1,110,000	1,294,449
Ontario CA RDFA Ontario Redevelopment Project # 1 (Tax Revenue, NATL-RE Insured) §	6.00	08/01/2015	930,000	982,908
Palm Springs CA Palm Springs International Airport (Airport Revenue) §	6.00	07/01/2018	290,000	291,198

5

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Palm Springs CA Palm Springs International Airport (Airport Revenue) §	6.40%	07/01/2023	$500,000	$486,445
Palo Verde CA Unified School District FlexFund Program (Lease Revenue) §	4.80	09/01/2027	1,731,793	1,796,614
Palomar CA Pomerado Health Care District COP (Health Revenue) §	5.50	11/01/2019	4,950,000	5,411,192
Paramount CA Unified School District Election of 2006 (GO) ¤	0.00	08/01/2033	2,500,000	744,300
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue) §	6.25	01/01/2018	1,025,000	1,167,947
Perris CA PFA Series A (Tax Revenue, NATL-RE Insured) §	5.25	10/01/2020	1,030,000	1,064,227
Perris CA PFA Series A (Tax Revenue) §	5.75	10/01/2031	2,045,000	2,202,199
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, NATL-RE Insured) §	5.50	05/01/2019	2,000,000	2,147,120
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue) §	6.25	12/01/2032	5,500,000	5,558,300
Pioneer CA Union Elementary School District COP (Miscellaneous Revenue, NATL-RE Insured) §	5.00	08/01/2029	2,635,000	2,739,162
Pomona CA Unified School District Series A (GO, NATL-RE Insured) §	6.55	08/01/2029	2,480,000	3,104,464
Port Oakland CA Series L Unrefunded Balance (Airport Revenue, NATL-RE, FGIC Insured) §	5.50	11/01/2020	1,775,000	1,811,654
Port Oakland CA Unrefunded Balance AMT Refunding Series N (Airport Revenue, NATL-RE Insured) §	5.00	11/01/2022	5,330,000	5,414,001
Port Oakland CA Unrefunded Balance AMT Series L (Airport Revenue, NATL-RE, FGIC Insured) §	5.38	11/01/2027	2,070,000	2,099,415
Port Oakland CA Unrefunded Balance Series M (Airport Revenue, NATL-RE, IBC, FGIC Insured) §	5.38	11/01/2027	4,385,000	4,447,311
Port of Redwood City CA (Airport Revenue) §	5.13	06/01/2030	3,600,000	3,473,892
Poway CA Unified School District Election of 2008 Import District 07-1-A (GO) ¤	0.00	08/01/2024	1,800,000	1,066,392
Redlands CA RDA Project Area Series A (Tax Revenue, AMBAC Insured) §	4.63	08/01/2022	735,000	703,189
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, AMBAC Insured) ¤	0.00	07/15/2030	3,505,000	1,101,376
Rialto CA RDA Merged Project Area Series A (Tax Revenue) §	5.00	09/01/2021	1,000,000	1,002,510
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00	08/01/2026	3,320,000	1,612,823
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, Assured Guaranty Insured) §	5.88	08/01/2037	5,000,000	5,517,100
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue) §	6.25	07/01/2024	7,500,000	8,289,750
Richmond CA Joint Powers Financing Authority Series A (Miscellaneous Revenue) §	5.25	05/15/2013	115,000	115,233
Riverside County CA Asset Administratiive Center Refunding Project (Miscellaneous Revenue) §	5.00	11/01/2028	1,150,000	1,247,382
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	06/01/2026	10,980,000	4,883,904
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue) §	6.00	05/01/2022	4,000,000	4,558,560
Roseville CA Natural Gas Financing Authority (Utilities Revenue) §	5.00	02/15/2025	1,905,000	2,002,974
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured) §	5.75	07/01/2024	2,000,000	2,233,980
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, AMBAC Insured) §	5.40	11/01/2020	2,500,000	2,859,150
Sacramento County CA COPS Animal Care & Youth Detention Program (Miscellaneous Revenue, AMBAC Insured) §	5.00	10/01/2025	1,085,000	1,137,026
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) §±	0.60	12/01/2035	11,000,000	11,000,000
Sacramento County CA Water Financing Authority Water Agency Zones 40 & 41 Series B (Water & Sewer Revenue, NATL-RE, FGIC Insured) §±	0.88	06/01/2034	11,365,000	8,199,734
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue) §	5.50	08/01/2020	6,000,000	6,823,380
San Bernardino County CA COP Medical Center Financing Project (Miscellaneous Revenue, NATL-RE Insured) §	5.00	08/01/2028	5,815,000	5,816,221
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) §144A	5.25	02/15/2032	4,825,000	4,947,603

6

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

San Diego CA PFFA Refunding Balance Ballpark Project Series A (Miscellaneous Revenue, AMBAC Insured) §144A	5.25%	02/15/2026	$4,950,000	$5,146,614
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	09/01/2023	885,000	534,974
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue) §	5.30	09/01/2020	1,060,000	1,061,251
San Diego CA Redevelopment Agency (Tax Revenue) §	5.00	09/01/2025	575,000	585,379
San Diego County CA Unified School District Series B-2 (Miscellaneous Revenue, GO of Participants Insured)	2.00	04/30/2012	700,000	701,043
San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Miscellaneous Revenue) §	5.20	04/01/2026	3,000,000	3,269,580
San Francisco CA City & County International Airport Series A (Airport Revenue) §	4.90	05/01/2029	2,850,000	3,064,577
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	08/01/2016	250,000	262,143
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	3.00	08/01/2013	470,000	476,369
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.00	08/01/2014	385,000	396,184
San Gorgonio CA Memorial Healthcare Election of 2006 Series A (GO, NATL-RE, FGIC Insured) §	5.00	08/01/2036	5,000,000	4,957,950
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured) ¤	0.00	01/15/2015	2,000,000	1,760,240
San Jose CA Libraries & Parks Project (GO) §	5.13	09/01/2031	2,040,000	2,046,916
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured) §	5.00	08/01/2025	2,000,000	1,957,960
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured) §	5.00	08/01/2026	1,550,000	1,523,449
San Jose CA Unified School District (Miscellaneous Revenue, AGM Insured) ¤	0.00	01/01/2021	1,205,000	870,480
San Jose CA Unified School District (Miscellaneous Revenue, AGM Insured) ¤	0.00	01/01/2026	3,175,000	1,607,661
San Mateo County CA Jefferson Union High School District Election of 2006 Series D (GO) ¤	0.00	08/01/2033	8,865,000	2,020,422
San Rafael City CA High School District CAB Election of 2002 Series B (GO, NATL-RE, FGIC Insured) ¤	0.00	08/01/2023	1,260,000	813,859
Sanger CA Unified School District Refunding Revenue (GO, NATL-RE Insured) §	5.60	08/01/2023	2,530,000	2,833,878
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue) §	6.00	09/01/2022	2,000,000	2,215,840
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, Assured Guaranty Insured) ¤	0.00	08/01/2038	20,495,000	4,490,045
Santa Cruz County CA Live Oak School District COP (Miscellaneous Revenue, Assured Guaranty Insured) §	5.50	08/01/2029	1,000,000	1,114,670
Santa Cruz County CA RDA California Live Oak Soquel Community Improvement Project (Tax Revenue) §	6.63	09/01/2029	2,100,000	2,391,522
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, AMBAC Insured) §	5.25	08/01/2022	1,970,000	2,099,311
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, Assured Guaranty Insured) §	6.50	08/01/2028	3,000,000	3,174,870
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	08/01/2027	1,020,000	462,101
South Gate CA PFA South Gate Redevelopment Project # 1 (Tax Revenue, XLCA Insured) §	5.25	09/01/2019	2,015,000	2,067,108
South Pasadena CA Unified School District Series A (GO, FGIC-TCR Insured) §	5.55	11/01/2020	810,000	990,654
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue) §	6.38	05/01/2033	3,215,000	3,571,833
Sulphur Springs CA Unified School District Series A (GO, NATL-RE Insured) ¤	0.00	09/01/2013	5,690,000	5,587,580
Sweetwater CA Union High School District PFA Series A (Tax Revenue, AGM Insured) §	5.00	09/01/2026	2,090,000	2,151,864

7

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured) §	5.00%	06/01/2034	$1,310,000	$1,323,048
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured) §	5.25	06/01/2034	2,690,000	2,730,538
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, Assured Guaranty Insured) §	6.25	10/01/2033	1,000,000	1,132,300
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, Assured Guaranty Insured) §	5.25	04/01/2027	3,000,000	3,287,640
Union City CA Community RDA (Tax Revenue, Assured Guaranty Insured) §	5.25	10/01/2033	10,000,000	10,848,500
Union City CA Community RDA Series A (Tax Revenue, AMBAC Insured) §	5.38	10/01/2034	5,000,000	5,004,750
University of California Revenues Unrefunded Balance UCLA Medical Center Series A (Health Revenue, AMBAC Insured) §	5.25	05/15/2030	465,000	467,492
Vacaville CA Unified School District (Miscellaneous Revenue, Assured Guaranty Insured) §	6.50	12/01/2034	1,260,000	1,448,282
Vallejo City CA Unified School District Refunding Series A (GO, NATL-RE Insured)	5.90	02/01/2017	1,000,000	1,111,040
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue) §	5.88	09/01/2037	2,500,000	2,501,100
Walnut Valley CA Unified School District Series C (GO, FGIC Insured) §	5.75	08/01/2015	1,135,000	1,155,907
West Contra Costa CA Healthcare District (Tax Revenue) §	6.00	07/01/2032	3,000,000	3,280,230
West Contra Costa CA Healthcare District COP (Tax Revenue, AMBAC Insured) §	5.50	07/01/2029	2,000,000	2,045,680
West Contra Costa CA Unified School District (GO, AGM Insured) §	5.25	08/01/2024	1,350,000	1,555,875
West Contra Costa CA Unified School District Election of 2005 Series B (GO)	6.00	08/01/2027	1,080,000	1,313,636
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO, Assured Guaranty Insured) ¤	0.00	08/01/2021	6,000,000	4,157,940
West Fresno CA Elementary School District Election of 1997 Series C (GO, AGM Insured) §	6.60	05/01/2035	1,000,000	1,208,810
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue) §	7.00	09/01/2026	875,000	964,346
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue) §	7.25	09/01/2031	1,000,000	1,109,400
Wiseburn CA School District CAB (GO, Assured Guaranty Insured) ¤	0.00	08/01/2027	1,525,000	724,756
Yorba Linda CA RDA CAB Redevelopment Series A (Tax Revenue, NATL-RE Insured) §¤	0.00	09/01/2019	1,810,000	1,301,669

				680,935,733

Guam : 0.15%
Guam Government Business Privilege Tax Series A (Tax Revenue) §	5.00	01/01/2031	1,000,000	1,080,880

Puerto Rico : 0.71%
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) §±	0.50	08/01/2057	5,000,000	5,000,000

Virgin Islands : 1.05%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue) §	5.00	10/01/2029	5,000,000	5,139,450
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Miscellaneous Revenue) §	6.75	10/01/2037	2,000,000	2,292,480

				7,431,930

Total Municipal Bonds and Notes (Cost $655,835,746)				694,448,543

8

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name		Yield	Shares	Value
Short-Term Investments : 1.33%

Investment Companies : 1.33%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)		0.01%	9,372,731	$9,372,731

Total Short-Term Investments (Cost $9,372,731)				9,372,731

Total Investments in Securities (Cost $665,208,477)*	99.48%			703,821,274

Other Assets and Liabilities, Net	0.52			3,690,963

Total Net Assets	100.00%			$707,512,237

§	These securities are subject to a demand feature which reduces the effective maturity.
¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $665,303,036 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,951,350
Gross unrealized depreciation	(1,433,112)

Net unrealized appreciation	$38,518,238

9

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage California Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$692,725,347	$1,723,196	$694,448,543
Short-term investments
Investment companies	9,372,731	0	0	9,372,731

	$9,372,731	$692,725,347	$1,723,196	$703,821,274

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 93.05%

California : 2.28%
Inglewood CA Unified School District (Tax Revenue) §	5.25%	10/15/2021	$1,000,000	$1,099,410
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue) §	6.00	03/01/2036	1,120,000	1,186,438

				2,285,848

Colorado : 79.40%
Arapahoe County CO Centennial 25 Metropolitan District (Tax Revenue) §	6.38	12/01/2016	315,000	315,170
Arapahoe County CO School District #006 (Tax Revenue, NATL-RE, FGIC Insured) §	5.25	12/01/2021	200,000	206,660
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured) §	5.00	12/01/2033	500,000	527,970
Arapahoe County CO Water & Wastewater Public Improvement District Project Series A (Tax Revenue, NATL-RE Insured) §	5.13	12/01/2032	2,000,000	2,022,540
Aurora CO COP Series A (Lease Revenue) §	5.00	12/01/2027	2,000,000	2,192,000
Aurora CO Water Improvement Revenue Authority (Water & Sewer Revenue, AMBAC Insured) §	5.00	08/01/2039	1,000,000	1,074,840
Black Hawk CO Central City Sanitation District (Utilities Revenue)	2.00	12/01/2012	200,000	201,026
Black Hawk CO Central City Sanitation District (Utilities Revenue)	3.00	12/01/2013	500,000	514,145
Canon City CO Finance Authority COP (Lease Revenue, Assured Guaranty Insured) §	5.00	12/01/2032	150,000	160,053
Colorado ECFA Alexander Dawson School Colorado Project (Miscellaneous Revenue)	5.00	02/15/2040	2,000,000	2,121,400
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured) §	7.25	12/01/2028	1,000,000	1,181,890
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured) §	7.38	12/01/2028	1,000,000	1,189,060
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue) 144A §	6.13	12/15/2035	480,000	453,902
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured) §	5.00	06/15/2019	1,040,000	1,077,305
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured) §	5.25	06/15/2024	1,165,000	1,192,319
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue) §	6.25	07/01/2028	750,000	689,003
Colorado ECFA Charter School Flagstaff Series A (Miscellaneous Revenue) §	6.75	08/01/2028	1,000,000	992,560
Colorado ECFA Charter School Pinnacle High School Project (Miscellaneous Revenue) §	5.13	12/01/2039	500,000	507,085
Colorado ECFA Charter School Series B (Lease Revenue) §	6.13	11/01/2020	1,230,000	1,295,731
Colorado ECFA Charter School Twin Peaks Charter (Miscellaneous Revenue) §	6.75	11/15/2028	750,000	852,135
Colorado ECFA Cheyenne Mountain Charter Series A (Miscellaneous Revenue, Moral Obligation Insured) §	5.25	06/15/2029	590,000	605,617
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured) §	5.00	04/01/2018	860,000	872,668
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured) §	5.00	04/01/2023	100,000	100,629
Colorado ECFA Parker Core Charter (Miscellaneous Revenue, XLCA Insured) §	5.00	11/01/2024	1,445,000	1,474,276
Colorado ECFA Refunding University Corporation Atmosphere Project (Education Revenue, GO of Corporation Insured) §	5.00	09/01/2032	1,265,000	1,360,255
Colorado ECFA Student Housing Campus Village Apartment (Lease Revenue) §	5.50	06/01/2033	2,735,000	2,853,508
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ± §	5.25	11/15/2027	1,000,000	1,069,240
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ± §	5.25	11/15/2035	1,000,000	1,054,420
Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded Balance (Health Revenue) ± §	5.25	10/01/2038	15,000	16,179
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue) ± §	5.25	10/01/2038	85,000	91,469

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)

Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue) §	5.00%	09/01/2025	$900,000	$921,159
Colorado HFA Catholic Health Initiatives Series D (Health Revenue) §	6.25	10/01/2033	1,000,000	1,154,300
Colorado HFA Company Series E2 (Housing Revenue, NATL-RE, IBC Insured) §	7.00	02/01/2030	345,000	347,356
Colorado HFA Multifamily Project Class II Series A2 (Housing Revenue) §	5.40	10/01/2029	1,685,000	1,809,117
Colorado HFA Series E3 (Housing Revenue) §	6.60	08/01/2017	130,000	132,032
Colorado HFA Single Family Mortgage Class I Series A (Housing Revenue, FHA, VA Guaranty Housing & Urban Development Loan Insured) §	5.50	11/01/2029	595,000	616,831
Colorado HFA Single Family Mortgage Class III Series A3 (Housing Revenue) §	5.25	05/01/2032	205,000	205,000
Colorado HFA Single Family Mortgage Class III Series A4 (Housing Revenue, GO of Authority Insured) §	4.75	05/01/2030	900,000	902,529
Colorado HFA Single Family Mortgage Class III Series B3 (Housing Revenue, GO of Authority Insured) §	5.25	05/01/2032	730,000	730,380
Colorado HFA Single Family Program Series A2 (Housing Revenue) §	6.45	04/01/2030	1,210,000	1,255,073
Colorado HFA Single Family Program Series A2 (Housing Revenue) §	6.50	08/01/2031	185,000	190,432
Colorado HFA Single Family Program Series A3 (Housing Revenue) §	6.50	05/01/2016	25,000	25,798
Colorado HFA Single Family Program Series B2 (Housing Revenue) §	6.10	08/01/2023	235,000	239,594
Colorado HFA Single Family Program Series B2 (Housing Revenue, NATL-RE, Insured) §	6.80	02/01/2031	1,345,000	1,414,563
Colorado HFA Single Family Program Series B3 (Housing Revenue) §	6.55	08/01/2033	210,000	212,560
Colorado HFA Single Family Program Series B3 (Housing Revenue) §	6.70	08/01/2017	365,000	389,393
Colorado HFA Single Family Program Series C3 (Housing Revenue, FHA Insured) §	6.38	08/01/2033	190,000	197,646
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	07/01/2018	500,000	566,155
Colorado Mountain Junior College District Student Housing Facilities (Education Revenue, NATL-RE Insured) §	5.00	06/01/2023	1,320,000	1,375,334
Colorado North Range Metropolitan District # 1 (Tax Revenue, ACA Insured) §	5.00	12/15/2024	600,000	501,216
Colorado Springs CO Utilities Series B (Utilities Revenue) ± §	0.45	11/01/2036	5,000,000	5,000,000
Colorado State COP Fitzsimons Academic Series B (Lease Revenue, NATL-RE Insured) §	5.00	11/01/2030	1,000,000	1,070,330
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue) §	4.50	09/01/2024	1,000,000	1,089,830
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue) §	4.88	09/01/2017	1,810,000	1,816,607
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue) §	5.00	09/01/2019	1,000,000	1,003,600
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue) §	5.13	09/01/2018	55,000	55,204
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue) §	5.00	09/01/2019	30,000	30,108
Denver CO City & County COP (Lease Revenue)	3.50	12/01/2020	710,000	780,297
Denver CO City & County Multi-Family Housing Project (Housing Revenue) ± §	0.32	12/01/2029	2,000,000	2,000,000
Denver CO City & County Series A (Port Authority Revenue, XLCA Insured) §	5.00	11/15/2022	1,250,000	1,394,863
Denver CO City & County Series A (Tax Revenue, Assured Guaranty Insured) §	6.00	09/01/2021	2,000,000	2,460,200
Denver CO Convention Center (Tax Revenue, XLCA Insured) §	5.00	12/01/2030	1,205,000	1,199,132
Douglas County CO School District # 1 Douglas & Elbert Counties (Tax Revenue, NATL-RE, FGIC, State Aid Withholding Insured) §	5.75	12/15/2022	1,000,000	1,138,340
E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	09/01/2034	6,000,000	1,539,660
El Paso County CO School District #49 (Lease Revenue) §	5.00	12/15/2027	1,430,000	1,560,216
Fort Collins CO COP Series A (Lease Revenue, AMBAC Insured) §	5.38	06/01/2025	1,000,000	1,083,510
Garfield County CO Public Library District Lease Purchase Financing Program (Lease Revenue) §	5.00	12/01/2026	715,000	786,557
Garfield County CO School District Series RE 2 (Tax Revenue, AGM State Aid Withholding Insured) §	5.25	12/01/2021	1,395,000	1,442,067
Glendale CO COP (Lease Revenue, XLCA Insured) §	5.00	12/01/2025	1,000,000	1,061,530

2

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)

Grand Junction CO (Tax Revenue) §	5.00%	03/01/2024	$1,000,000	$1,170,190
Ignacio CO School District #11 (Tax Revenue) §	5.00	12/01/2030	2,000,000	2,272,320
Inverness CO Water & Sanitation District Arapahoe & Douglas Counties Series A (Tax Revenue, Radian Insured) §	4.60	12/01/2019	465,000	465,353
La Plata County CO Durango School District #9 (Tax Revenue) §	5.00	11/01/2024	1,180,000	1,403,138
Park Meadows CO Business Improvement District (Tax Revenue) §	5.00	12/01/2017	295,000	311,039
Platte Valley Fire Protection District Colorado COP (Lease Revenue) §	5.00	12/01/2036	325,000	328,705
Regional Transportation District Colorado COP Transit Vehicles-A (Lease Revenue, AMBAC Insured) §	5.00	12/01/2022	1,000,000	1,100,070
Sterling Hills CO West Metropolitan District (Tax Revenue, AGM Insured) §	5.00	12/01/2031	1,000,000	1,064,310
University of Colorado Enterprise System Series A (Education Revenue) §	5.00	06/01/2026	1,000,000	1,172,020
University of Colorado Hospital Authority Series A (Health Revenue) §	6.00	11/15/2029	2,000,000	2,259,140

				79,509,859

Guam : 1.60%
Guam Government Business Privilege Tax Series A (Tax Revenue) §	5.00	01/01/2031	1,000,000	1,080,880
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue) §	5.75	12/01/2034	500,000	524,580

				1,605,460

Illinois : 1.04%
Illinois State (Tax Revenue) §	5.00	03/01/2035	1,000,000	1,037,180

New York : 1.12%
New York NY Municipal Water Finance Authority (Water & Sewer Revenue) §	5.00	06/15/2032	1,000,000	1,119,660

Pennsylvania : 2.06%
Allegheny County PA Higher Education Building Authority (Education Revenue) §	5.00	09/01/2030	1,000,000	1,024,450
Pennsylvania State Higher Education Facilities Authority (Education Revenue) §	5.00	07/01/2032	1,000,000	1,035,650

				2,060,100

Puerto Rico : 1.39%
Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, NATL-RE Insured)	5.25	07/01/2023	1,305,000	1,389,394

Virgin Islands : 3.66%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue) §	5.00	10/01/2029	1,000,000	1,027,890
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue) §	5.00	10/01/2025	2,500,000	2,639,925

				3,667,815

Washington : 0.50%
Washington State HEFAR Whitworth University Project (Education Revenue) §	5.00	10/01/2032	500,000	505,494

Total Municipal Bonds and Notes (Cost $89,980,488)				93,180,810

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

		Yield	Shares
Short-Term Investments : 5.72%

Investment Companies : 5.72%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l) (u)		0.01	5,728,451	5,728,451

Total Short-Term Investments (Cost $5,728,451)				5,728,451

Total Investments in Securities (Cost $95,708,939)*	98.77%			98,909,261
Other Assets and Liabilities, Net	1.23			1,235,609

Total Net Assets	100.00%			$100,144,870

¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
§	These securities are subject to a demand feature which reduces the effective maturity.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $95,706,489 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,112,107
Gross unrealized depreciation	(909,335)

Net unrealized appreciation	$3,202,772

4

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$93,180,810	$0	$93,180,810
Short-term investments
Investment companies	5,728,451	0	0	5,728,451

	$5,728,451	$93,180,810	$0	$98,909,261

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 100.23%

Alabama : 1.06%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12/01/2017	$2,640,000	$3,169,294
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	6,000,000	6,310,380
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured) §	5.25	02/01/2016	3,480,000	3,421,153
Mobile AL Industrial Development Board Alabama Power Company Barry Series C (IDR) §	5.00	06/01/2034	3,000,000	3,328,770

				16,229,597

Alaska : 3.00%
Alaska Energy Authority Bradley Lake Fourth Series 4 (Utilities Revenue, AGM, GO of Authority Insured)	6.00	07/01/2015	350,000	399,571
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ±§	0.38	12/01/2041	25,000,000	25,000,000
Alaska State Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ±§	0.39	12/01/2041	15,000,000	15,000,000
Alaska State Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.00	08/01/2020	3,245,000	3,597,796
Alaska State Series C (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.00	08/01/2021	1,585,000	1,744,768

				45,742,135

Arizona : 2.38%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±§	1.19	02/01/2042	2,885,000	2,704,399
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±§	1.04	02/01/2042	4,875,000	4,589,520
Arizona Lottery Series A (Miscellaneous Revenue, AGM Insured) §	5.00	07/01/2027	5,000,000	5,519,400
Arizona School Facilities Board Refunding Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.00	07/01/2015	2,600,000	2,751,112
Arizona School Facilities Board Refunding Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	3,050,000	3,343,349
Goodyear AZ McDowell Road Commercial Corridor Improvement District (Miscellaneous Revenue, AMBAC Insured) §	5.25	01/01/2020	2,040,000	2,238,023
Phoenix AZ Civic Improvement Corporation Series A (Miscellaneous Revenue) §	5.00	07/01/2029	5,000,000	5,359,100
Pima County AZ IDA (Miscellaneous Revenue) §	7.00	07/01/2021	775,000	803,156
Pima County AZ IDA Series A (Miscellaneous Revenue) §	7.75	07/01/2035	1,000,000	1,044,410
Pinal County AZ Electrical District # 4 (Utilities Revenue) §	4.75	12/01/2015	915,000	994,431
Salt River AZ Agricultural Improvement Project & Power District Election Project Series B (Utilities Revenue) §	5.00	01/01/2031	2,460,000	2,522,287
Tempe AZ Series A (Tax Revenue)	4.00	07/01/2019	2,160,000	2,485,663
University of Arizona COP Projects Series B (Education Revenue, AMBAC Insured) §	5.00	06/01/2021	1,450,000	1,517,367
Verrado AZ Community Facilities District # 1 (Tax Revenue) §	4.85	07/15/2014	325,000	330,018
Verrado AZ Community Facilities District # 1 (Tax Revenue) §	6.00	07/15/2013	135,000	138,803

				36,341,038

Arkansas : 0.04%
Rogers AR Capital Improvement (Tax Revenue, XLCA Insured) §	4.25	03/01/2031	585,000	615,806

California : 16.01%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2018	5,470,000	4,105,946
Alhambra CA Police Facilities (Miscellaneous Revenue, AMBAC Insured) §	6.75	09/01/2023	8,340,000	9,715,183

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

California DWR Power Supply Project Series L (Utilities Revenue)	5.00%	05/01/2019	$5,000,000	$6,104,550
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue) §	5.25	02/01/2024	1,800,000	1,923,174
California MSTR Class A (Miscellaneous Revenue, Societe Generale LOC) ±§	0.45	06/01/2032	3,000,000	3,000,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, AMBAC Insured) §	5.00	12/01/2019	2,305,000	2,534,693
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue) §	6.25	04/01/2034	2,750,000	3,121,058
California State GO (Education Revenue)	5.00	09/01/2021	10,000,000	11,776,700
California State GO (Education Revenue)	5.25	09/01/2022	2,900,000	3,479,246
California State GO (Tax Revenue) §	5.25	03/01/2024	5,000,000	5,669,650
California State GO (Tax Revenue) §	5.25	03/01/2030	1,440,000	1,573,358
California State GO (Health Revenue) §	5.25	08/15/2031	3,000,000	3,375,540
California State GO (Tax Revenue) §	6.00	03/01/2033	2,260,000	2,664,902
California State Department of Water Resources Center (Water & Sewer Revenue) §	5.00	12/01/2024	10,000,000	11,650,300
California State DWR Power Supply (Utilities Revenue) §	5.00	05/01/2021	1,500,000	1,747,290
California State DWR Power Supply Subseries F-5 (Water & Sewer Revenue) §	5.00	05/01/2022	7,035,000	8,105,305
California State Educational Facilities Authority Series A (Education Revenue)	4.00	11/01/2021	1,000,000	1,081,020
California State GO (Miscellaneous Revenue)	4.00	02/01/2020	450,000	498,668
California State Health Facilities Financing Authority Series D (Health Revenue) §	5.00	08/15/2035	500,000	533,505
California State Public Works Board Regents University of California Series G (Miscellaneous Revenue) §	5.00	12/01/2030	12,110,000	13,327,661
California State Public Works Board Series D (Miscellaneous Revenue) §	5.25	12/01/2026	5,000,000	5,446,600
California State Public Works Board University of California Institute Project C (Miscellaneous Revenue) §	5.00	04/01/2030	1,350,000	1,405,674
California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured) §	5.25	11/01/2028	1,890,000	2,112,642
California State Various Purposes (Miscellaneous Revenue) §	6.00	04/01/2038	7,000,000	8,008,420
California Statewide CDA (Miscellaneous Revenue) §	6.90	08/01/2031	1,915,000	2,022,336
Cerritos CA Community College District GO Series D (Tax Revenue) ¤	0.00	08/01/2025	1,800,000	930,924
Colton CA Unified School District CAB Election of 2008 Project Series B (Tax Revenue, AGM Insured) ¤	0.00	08/01/2030	800,000	303,848
Compton CA Community College District GO Series C (Miscellaneous Revenue) ¤	0.00	08/01/2029	1,565,000	535,762
Compton CA Community College District GO Series C (Miscellaneous Revenue) ¤	0.00	08/01/2031	2,400,000	712,560
Cucamonga Valley CA Water District (Water & Sewer Revenue, AGM Insured) §	5.25	09/01/2031	5,120,000	5,815,962
Emery CA Unified School District CAB Election of 2010 Series A (Tax Revenue, AGM Insured) §	6.25	08/01/2031	3,000,000	3,574,260
Gilroy CA Unified School District CAB BAN (Tax Revenue) ¤	0.00	04/01/2013	2,000,000	1,971,620
Jurupa CA Unified School District (Tax Revenue, AGM Insured)	5.00	08/01/2021	1,795,000	2,125,495
Lakeside CA Unified School District Election of 2008 Series A (Tax Revenue) ¤	0.00	06/01/2014	970,000	933,761
Los Angeles CA Department Airports Series A (Airport Revenue)	4.00	05/15/2019	2,000,000	2,270,760
Los Angeles CA Harbor Department Series C (Miscellaneous Revenue)	5.00	08/01/2021	3,000,000	3,671,880
Los Angeles CA Harbor Department Series C (Miscellaneous Revenue) §	5.25	08/01/2023	7,725,000	9,029,444
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, AMBAC Insured) §	5.00	07/01/2035	1,750,000	1,909,845
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	4.50	09/01/2019	1,925,000	2,171,285
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	5.00	09/01/2018	2,380,000	2,765,584
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	08/01/2015	1,100,000	960,454
Lynwood CA Unified School District GO (Tax Revenue, AGM Insured)	5.00	08/01/2023	1,000,000	1,127,430

2

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

New Haven CA Unified School District CAB Project (Tax Revenue, Assured Guaranty Insured) ¤	0.00%	08/01/2033	$6,000,000	$1,835,160
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±§	0.99	07/01/2017	2,200,000	1,986,204
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±§	1.02	07/01/2019	18,500,000	14,908,965
Northern California Power Agency Series A (Utilities Revenue) §	5.25	08/01/2023	5,150,000	5,899,068
Northern Humboldt CA High School District 2010 Election Series A (Tax Revenue) §	6.50	08/01/2034	1,145,000	1,372,042
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (Tax Revenue) §	6.50	08/01/2020	1,000,000	1,186,370
Palo Alto CA Import Bond Act 1915 (Miscellaneous Revenue) §	4.00	09/02/2023	1,635,000	1,624,585
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	03/01/2021	1,655,000	1,974,001
Patterson CA Unified School District CAB 2008 Election Project Series B (Tax Revenue, AGM Insured) ¤	0.00	08/01/2033	3,000,000	902,490
Peralta CA Community College District GO (Tax Revenue) §	5.00	08/01/2023	3,045,000	3,494,807
Peralta CA Community College District GO (Tax Revenue) §	5.00	08/01/2024	3,000,000	3,405,450
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue) §	6.25	07/01/2024	2,000,000	2,210,600
Rio Hondo CA Community College District (Tax Revenue) ¤	0.00	08/01/2030	2,660,000	1,034,022
Roseville City CA Natural Gas Financing Authority (Utilities Revenue) §	5.00	02/15/2015	1,000,000	1,061,560
Sacramento County CA Airport Systems (Airport Revenue) §	5.00	07/01/2025	2,000,000	2,236,120
San Diego CA Public Facilities Financing Authority Series B (Water & Sewer Revenue) §	5.00	05/15/2021	2,170,000	2,608,232
San Diego CA Unified Sschool District Election of 1998 Series E-2 (Tax Revenue, AGM Insured)	5.50	07/01/2027	5,000,000	6,309,750
San Jose CA Libraries & Parks Project (Tax Revenue) §	5.13	09/01/2031	6,110,000	6,130,713
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue) §	5.50	08/01/2030	1,355,000	1,375,704
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Miscellaneous Revenue, NATL-RE Insured)	6.25	07/01/2019	1,000,000	1,150,550
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) ¤	0.00	08/01/2022	2,060,000	1,422,904
Southern California Public Power Authority Milford Wind Corridor Project 1 (Utilities Revenue) §	5.00	07/01/2024	5,000,000	5,742,850
Southern California Public Power Authority Projects (Utilities Revenue)	6.75	07/01/2013	100,000	107,260
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue) §	5.75	07/01/2024	2,000,000	2,370,440
Sylvan CA Unified School District CAB Election of 2006 (Tax Revenue, AGM Insured) ¤	0.00	08/01/2031	2,590,000	912,276
Sylvan CA Unified School District CAB Election of 2006 (Tax Revenue, AGM Insured) ¤	0.00	08/01/2032	2,800,000	934,416
Tustin CA Unified School District Community District #88-1 Election 2008 Series B (Tax Revenue) §	6.00	08/01/2036	1,500,000	1,812,330
University of California General Revenues Series Q (Education Revenue) §	5.25	05/15/2024	2,155,000	2,501,330
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2016	300,000	333,399
Washington Township CA Health Care District Series A (Health Revenue) §	5.00	07/01/2020	1,300,000	1,403,766
Washington Township CA Health Care District Series A (Health Revenue)	5.13	07/01/2017	260,000	292,846
West Basin CA Municipal Water District COP Refunding Series B (Water & Sewer Revenue, Assured Guaranty Insured) §	5.00	08/01/2022	2,560,000	2,831,232
West Contra Costa CA University (Tax Revenue, Assured Guaranty Insured) ¤	0.00	08/01/2026	4,620,000	2,210,116
West Contra Costa CA University (Tax Revenue, AGM Insured) §	5.25	08/01/2023	2,450,000	2,850,110

				244,225,963

Colorado : 0.24%
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue) §	5.50	10/01/2017	1,065,000	1,104,320
Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded Balance (Health Revenue) §	5.25	10/01/2038	125,000	134,825

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)

North Range CO Metropolitan District # 1 (Tax Revenue, ACA Insured)	5.00%	12/15/2015	$250,000	$243,148
Public Authority for Colorado Energy Natural Gas (Utilities Revenue) §	5.75	11/15/2018	1,905,000	2,112,778

				3,595,071

District of Columbia : 0.53%
District of Columbia American Medical Association (Miscellaneous Revenue) §	5.00	10/01/2024	2,095,000	2,358,907
District of Columbia Federal Highway Guaranteed Anticipation Bonds (Miscellaneous Revenue) §	5.25	12/01/2025	2,630,000	3,087,883
District of Columbia Howard University Series A (Education Revenue) §	5.75	10/01/2026	2,510,000	2,694,410

				8,141,200

Florida : 6.44%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.50	11/01/2016	1,500,000	1,679,640
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured) §	5.00	09/01/2021	2,200,000	2,323,552
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.84	06/01/2014	4,000,000	4,052,440
Connerton FL West Community Development District Series B (Miscellaneous Revenue) (s)	5.13	05/01/2016	1,325,000	463,750
Escambia County FL School Board (Miscellaneous Revenue, NATL-RE Insured) §	5.00	02/01/2021	4,720,000	4,908,186
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue) §	5.00	09/15/2020	2,905,000	2,985,614
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue) §	7.00	06/15/2026	5,000,000	5,184,550
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10/01/2017	1,665,000	1,899,815
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10/01/2016	1,000,000	1,091,350
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10/01/2017	1,000,000	1,089,560
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) §	4.75	12/01/2015	455,000	460,446
Gulf Breeze FL Revenue Local Government (Miscellaneous Revenue, FGIC Insured) §	5.50	12/01/2015	850,000	852,236
Gulf Breeze FL Revenue Local Government Loan Series E (Miscellaneous Revenue, FGIC Insured) §	5.00	12/01/2020	1,900,000	2,013,468
Gulf Breeze FL Revenue Local Government Loan Series J (Water & Sewer Revenue) §	4.10	12/01/2020	3,000,000	3,201,360
Gulf Breeze FL Revenue Local Government Loan Series J (Water & Sewer Revenue) §	4.20	12/01/2020	3,290,000	3,550,042
JEA Florida Electric Systems Subseries B (Utilities Revenue) §	5.00	10/01/2019	2,950,000	3,139,390
Lakeland FL Energy System Revenue (Utilities Revenue) ±§	1.29	10/01/2014	6,000,000	6,023,460
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.00	02/01/2019	2,150,000	2,335,072
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	5.75	02/01/2025	4,500,000	5,058,585
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	5.75	02/01/2026	2,000,000	2,226,120
Miami-Dade County FL Aviation Series A (Miscellaneous Revenue)	5.50	10/01/2019	3,000,000	3,565,920
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	04/01/2016	1,000,000	1,139,100
Miami-Dade County FL IDA Series C (IDR) ±§	3.09	07/01/2032	5,800,000	5,800,000
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10/01/2019	3,440,000	3,817,850
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10/01/2020	3,600,000	3,977,064
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	04/01/2021	2,485,000	2,739,563
Miami-Dade County FL Water & Sewer Refunding Series C (Water & Sewer Revenue, BHAC Insured) §	5.00	10/01/2024	2,950,000	3,293,439
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue) §	5.25	10/01/2022	3,000,000	3,461,550

4

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)

North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	4.75%	10/01/2013	$865,000	$904,115
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10/01/2015	930,000	1,017,485
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	08/01/2016	1,000,000	1,128,420
Orlando FL Housing Authority West Oaks Apartments Projects Puttable (Housing Revenue, FNMA Insured) §	5.05	08/01/2033	100,000	105,051
Palm Beach County FL School Board (Miscellaneous Revenue, AGM Insured) §	5.00	08/01/2028	1,800,000	1,820,718
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, AMBAC Insured) ±§	5.35	03/15/2042	3,200,000	3,588,352
Seminole County FL School Board COP (Miscellaneous Revenue, AMBAC Insured)	5.50	07/01/2014	1,180,000	1,297,552
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10/01/2016	1,015,000	1,117,657
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10/01/2017	900,000	1,000,809
University of North Florida Financing Corporation Housing Project (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	11/01/2016	2,515,000	2,829,325
University of South Florida Financing Corporation COP Master Lease Series A (Miscellaneous Revenue, AMBAC Insured) §	5.00	07/01/2018	1,000,000	1,081,830

				98,224,436

Georgia : 1.52%
DeKalb County GA Water and Sewer Authority (Water & Sewer Revenue) §	5.25	10/01/2031	1,710,000	1,935,378
Georgia Environmental Loan Local Water Authority Loan Project (Miscellaneous Revenue) §	4.00	03/15/2021	5,000,000	5,457,450
Georgia Municipal Electric Authority Power Revenue Prerefunded (Utilities Revenue, NATL-RE, IBC, Bank of New York Insured) §	6.50	01/01/2017	10,000	11,074
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, NATL-RE, IBC, Bank of New York Insured) §	6.50	01/01/2017	930,000	1,063,976
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue) §	5.00	10/01/2017	2,500,000	2,834,575
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue) §	5.00	10/01/2019	5,000,000	5,728,800
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue) §	5.00	03/15/2022	1,250,000	1,413,163
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue) §	5.50	09/15/2022	1,000,000	1,094,090
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10/01/2021	3,330,000	3,569,327

				23,107,833

Guam : 0.50%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10/01/2015	1,000,000	1,026,000
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue) §	5.00	10/01/2017	2,195,000	2,255,033
Guam Government Department of Education John F Kennedy High School Series A (Miscellaneous Revenue) §	6.00	12/01/2020	2,500,000	2,639,725
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2014	1,635,000	1,731,776

				7,652,534

Idaho : 0.23%
University of Idaho Series 2011 (Education Revenue) §	5.25	04/01/2041	2,955,000	3,477,414

5

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois : 10.50%
Champaign Coles Counties IL Community College District # 505 Series A (Tax Revenue)	4.00%	12/01/2018	$1,015,000	$1,153,497
Chicago IL Board of Education (Tax Revenue, NATL-RE, IBC FGIC Insured) §	5.25	12/01/2023	5,000,000	5,950,550
Chicago IL Board of Education Benito Juarez Community Academy Series G (Tax Revenue, NATL-RE Insured) §	6.00	12/01/2022	1,630,000	1,817,776
Chicago IL Board of Education Series A (Tax Revenue, NATL-RE, FGIC Insured) ¤	0.00	12/01/2018	10,795,000	8,922,499
Chicago IL CAB Project (Tax Revenue, NATL-RE Insured) §	5.44	01/01/2018	1,725,000	1,938,434
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, Assured Guaranty Insured) §	5.25	01/01/2025	4,075,000	4,593,666
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue) §	4.25	01/01/2021	735,000	799,695
Chicago IL Park District (Tax Revenue) §	5.00	01/01/2036	1,500,000	1,615,035
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.25	12/01/2017	3,555,000	4,123,693
Chicago IL GO Series A (Tax Revenue, AMBAC Insured) §	5.00	01/01/2019	1,500,000	1,659,915
Chicago IL GO Series A (Tax Revenue) §	5.25	01/01/2023	2,500,000	2,763,050
Chicago IL GO Series A Prerefunded Balance (Tax Revenue, NATL-RE Insured) §	5.65	01/01/2028	555,000	657,653
Chicago IL GO Series C (Tax Revenue) §	5.00	01/01/2024	3,180,000	3,432,746
Chicago IL Transit Authority Sales Tax Receipts Series A (Tax Revenue)	5.00	12/01/2018	1,135,000	1,336,655
Cook County IL Series A (Tax Revenue) §	5.25	11/15/2022	1,000,000	1,158,390
DeKalb Kane La Salle Counties IL Community College District (Tax Revenue) ¤§	0.00	02/01/2023	1,000,000	632,920
Du Page County IL (Transportation Revenue, AGM Insured) §	5.00	01/01/2017	2,020,000	2,242,220
Du Page County IL Community Unit School District #108 Lake Park Project (Tax Revenue, AGM Insured) §	5.60	01/01/2021	2,000,000	2,080,260
Du Page County IL High School District (Tax Revenue, AGM Insured) §	5.00	01/01/2021	1,000,000	1,113,240
Huntley IL Special Service Area # 9 (Tax Revenue, Assured Guaranty Insured) §	4.60	03/01/2017	1,365,000	1,476,357
Illinois Education Facilities Authority (Miscellaneous Revenue) §	3.40	11/01/2036	1,275,000	1,334,874
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) §	4.13	11/01/2036	4,560,000	4,777,922
Illinois Finance Authority DePaul University Series A (Education Revenue, XLCA Insured) §	5.00	10/01/2019	1,550,000	1,672,435
Illinois Finance Authority East St. Louis Project (Miscellaneous Revenue, XLCA Moral Obligation Insured) §	5.00	11/15/2013	1,255,000	1,266,044
Illinois Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.90	07/01/2013	1,270,000	1,238,695
Illinois Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.95	07/01/2014	1,685,000	1,607,928
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue) §	5.50	04/01/2021	4,585,000	4,914,341
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue) §	10.00	01/01/2015	370,000	426,262
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, NATL-RE, FGIC Insured) §	5.00	02/01/2023	1,000,000	1,073,950
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, NATL-RE, IBC, FGIC Insured) §	5.25	02/01/2023	1,100,000	1,238,237
Illinois Regional Transportation Authority (Tax Revenue, AGM GO of Authority Insured)	5.75	06/01/2018	6,790,000	8,283,664
Illinois State GO (Miscellaneous Revenue) §	4.75	04/01/2020	2,400,000	2,620,200
Illinois State GO (Tax Revenue, AGM Insured) §	5.00	09/01/2016	585,000	641,763
Illinois State GO (Tax Revenue, AMBAC Insured) §	5.00	04/01/2020	3,000,000	3,214,770
Illinois State GO (Tax Revenue, AGM Insured) §	5.00	01/01/2023	2,450,000	2,671,456
Illinois State Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.00	03/01/2016	2,705,000	2,885,559
Illinois State Series A (Miscellaneous Revenue) §	5.00	10/01/2016	5,000,000	5,275,950
Illinois State Series A (Miscellaneous Revenue, NATL-RE, FGIC-TCR Insured) §	5.25	10/01/2015	5,200,000	5,515,120
Illinois State Series B (Miscellaneous Revenue, DEPFA Bank plc SPA) ±§	2.90	10/01/2033	12,675,000	12,675,000
Illinois State Series B (Tax Revenue)	5.00	06/15/2018	1,000,000	1,180,510

6

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)

Illinois State Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured) §	5.00%	01/01/2024	$4,650,000	$5,165,406
Illinois Toll Highway Authority Series A-1 (Transportation Revenue) §	5.25	01/01/2026	3,500,000	3,907,505
Kane County IL School District #129 (Tax Revenue, NATL-RE, FGIC Insured) §	5.00	02/01/2018	1,750,000	1,865,448
Kane McHenry Cook & DeKalb County IL Unified School District (Tax Revenue, AMBAC Insured) §	5.00	01/01/2024	2,000,000	2,172,160
Lake County IL Community High School District #117 Antioch CAB Series B (Tax Revenue, NATL-RE, FGIC Insured) ¤	0.00	12/01/2016	1,000,000	852,620
Northern Cook County IL Solid Waste Agency Series A (Resource Recovery Revenue, NATL-RE Insured)	5.00	05/01/2013	1,200,000	1,252,644
Regional Transportation Authority IL GO of Illinois (Tax Revenue, NATL-RE, GO of Authority Insured) §	6.50	07/01/2026	7,725,000	10,199,936
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue) §	5.00	03/01/2025	1,975,000	1,648,513
Tazewell County IL School District #51 (Tax Revenue, NATL-RE, FGIC Insured)	9.00	12/01/2017	455,000	608,007
Tazewell County IL School District #51 (Tax Revenue, NATL-RE, FGIC Insured)	9.00	12/01/2018	535,000	738,990
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	04/01/2020	8,270,000	6,408,506
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, AMBAC Insured)	5.50	04/01/2024	1,000,000	1,221,590
University of Illinois Board Trustees Series B (Miscellaneous Revenue, AGM Insured) §	5.00	10/01/2020	2,000,000	2,192,680
Will County IL Community Unified School District CAB (Tax Revenue, NATL-RE, FGIC Insured) ¤	0.00	11/01/2018	9,730,000	8,015,963

				160,232,899

Indiana : 2.62%
Fort Wayne IN Redevelopment Authority Grand Wayne Center Project (Miscellaneous Revenue) §	5.00	02/01/2020	1,000,000	1,028,470
Hammond IN Multi-School Building Corporation First Mortgage (Miscellaneous Revenue, NATL-RE, FGIC, State Aid Withholding Insured)	5.00	07/15/2014	100,000	110,011
Indiana Bond Bank Common School (Miscellaneous Revenue, NATL-RE Insured) §	5.00	02/01/2018	1,470,000	1,559,053
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Moral Obligation Insured)	4.00	08/01/2017	1,000,000	1,108,800
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Moral Obligation Insured)	5.00	08/01/2016	1,340,000	1,526,890
Indiana Bond Bank Special Program Series A (Utilities Revenue) §	5.00	10/15/2017	5,410,000	6,176,056
Indiana Bond Bank Special Program Series A (Utilities Revenue) §	5.25	10/15/2016	500,000	568,575
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±§	1.89	11/15/2031	15,000,000	15,096,450
Indiana State Bond Bank (Miscellaneous Revenue, AGM, Moral Obligation Insured) §	5.00	09/01/2022	1,545,000	1,785,417
Jasper County IN PCR Northern Series A (IDR, NATL-RE Insured)	5.60	11/01/2016	5,900,000	6,683,638
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue) §	4.25	08/15/2017	980,000	1,071,375
Mt. Vernon IN School Building Corporation First Mortgage Series 2007 (Miscellaneous Revenue, AGM, State Aid Withholding Insured) §	5.00	07/15/2019	1,000,000	1,144,720
Portage IN Redevelopment District (Tax Revenue, AGC Insured)	4.00	01/15/2015	270,000	286,802
Portage IN Redevelopment District (Tax Revenue, AGC Insured)	4.00	01/15/2016	240,000	256,848
Portage IN Redevelopment District (Tax Revenue, AGC Insured)	4.00	07/15/2016	360,000	387,385
University of Southern Indiana Student Fee Series J (Education Revenue, Assured Guaranty Insured)	5.00	10/01/2019	1,000,000	1,176,650

				39,967,140

Iowa : 0.73%
Iowa Finance Authority PCFA Interstate Power (IDR, FGIC Insured)	5.00	07/01/2014	1,500,000	1,623,840
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12/01/2017	3,000,000	3,435,180

7

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Iowa (continued)

Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25%	12/01/2018	$5,285,000	$6,074,473

				11,133,493

Kansas : 1.27%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) §	5.25	12/01/2023	6,200,000	6,448,620
Johnson County KS Unified School District (Tax Revenue) §	5.00	10/01/2026	1,295,000	1,458,429
Junction City KS GO (Tax Revenue, AMBAC Insured) §	5.00	09/01/2018	1,405,000	1,521,657
Junction City KS GO (Tax Revenue, AMBAC Insured) §	5.00	09/01/2023	1,715,000	1,799,207
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11/15/2021	1,300,000	1,470,157
Kansas Development Finance Authority Health Facilities (Health Revenue) §	5.25	11/15/2030	3,550,000	3,793,282
Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Health Revenue, ACA Insured) §	6.13	04/01/2012	30,000	30,001
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2013	280,000	260,168
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2014	305,000	259,863
Wyandotte County & Kansas City KS Unified Government Special Obligation Sales Tax Second Lien Series B (Tax Revenue) §	5.00	12/01/2020	1,460,000	1,536,796
Wyandotte County & Kansas City KS Unified Government Transportation Development District Legends Village West Project (Tax Revenue) §	4.88	10/01/2028	795,000	733,038

				19,311,218

Kentucky : 1.21%
Kentucky Asset Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) ±§	0.90	11/01/2027	4,625,000	3,990,728
Kentucky Asset Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE, FGIC Insured) ±§	0.92	11/01/2025	6,175,000	4,948,769
Kentucky State Property & Buildings Commission Series A Project # 95 (Miscellaneous Revenue)	5.00	08/01/2019	1,265,000	1,504,945
University of Kentucky COP Master Street Lease # 4 (Miscellaneous Revenue)	4.45	06/18/2018	7,681,457	8,072,828

				18,517,270

Louisiana : 1.55%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±§	3.25	01/01/2019	5,000,000	5,176,200
Louisiana Local Government Environmental Facilities & Community Development Authority (Housing Revenue, FNMA Insured) §	4.25	04/15/2039	1,200,000	1,267,404
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	07/01/2014	200,000	213,214
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	07/01/2016	100,000	110,576
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	07/01/2017	150,000	166,598
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, AGC Insured)	4.00	07/01/2015	505,000	535,250
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, AGC Insured)	4.13	07/01/2016	170,000	181,997
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, AGC Insured)	4.25	07/01/2017	55,000	59,080
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2014	100,000	100,394
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2016	740,000	735,471
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured) §	5.00	07/01/2019	1,465,000	1,404,642

8

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Louisiana (continued)

Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured) §	5.00%	07/01/2020	$500,000	$473,700
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, AGC Insured) §	5.00	07/01/2022	1,175,000	1,260,881
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured) §	5.00	07/01/2022	100,000	92,271
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.25	06/01/2013	1,945,000	2,039,897
Louisiana State Correctional Facilities Corporation (Miscellaneous Revenue, AMBAC Insured)	5.00	09/01/2019	1,000,000	1,177,210
New Orleans LA Public Improvement Series A (Tax Revenue, Radian Insured)	5.00	12/01/2016	1,365,000	1,522,248
New Orleans LA Public Improvement Series A (Tax Revenue, Radian Insured)	5.00	12/01/2017	1,245,000	1,391,076
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured)	5.00	06/01/2012	925,000	929,653
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured) §	5.00	06/01/2016	100,000	103,074
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.50	06/01/2016	690,000	762,174
New Orleans LA Sewer Service (Tax Revenue, FGIC Insured)	5.50	12/01/2016	1,350,000	1,548,693
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured) §	5.50	06/01/2020	740,000	743,485
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.63	06/01/2017	590,000	657,998
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Miscellaneous Revenue, NATL-RE Insured) §	5.25	08/15/2013	1,000,000	1,016,100

				23,669,286

Massachusetts : 2.78%
Massachusetts Development Finance Agency Revenue Lasell College (Education Revenue) §	5.00	07/01/2021	2,820,000	2,973,605
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue) §	6.50	04/15/2019	1,050,000	1,181,576
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue) §	6.55	04/15/2020	615,000	694,483
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	01/01/2017	2,000,000	2,285,540
Massachusetts Educational Financing Authority Series I (Education Revenue)	5.50	01/01/2018	2,000,000	2,288,420
Massachusetts State (Tax Revenue, AGM Insured) §	5.25	08/01/2025	5,000,000	5,796,450
Massachusetts State Series A (Miscellaneous Revenue) ±§	0.83	11/01/2018	2,650,000	2,436,304
Massachusetts State HEFA (Health Revenue) ±§	1.07	07/01/2038	14,000,000	13,819,680
Massachusetts State Series C (Miscellaneous Revenue, AGM Insured)	3.84	11/01/2019	4,175,000	4,197,712
Massachusetts State Water Resources (Water Revenue, AGM Insured)	5.25	08/01/2027	5,500,000	6,780,125

				42,453,895

Michigan : 5.99%
Clinton MI Township Building Authority (Miscellaneous Revenue, AMBAC Insured) §	5.50	11/01/2017	5,240,000	5,784,279
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2015	4,235,000	3,856,603
Detroit MI City School District GO (Tax Revenue, AGM Insured)	5.00	05/01/2017	595,000	678,336
Detroit MI City School District GO (Tax Revenue, AGM Insured) §	5.00	05/01/2019	8,000,000	8,773,600
Detroit MI City School District GO (Tax Revenue, FGIC Insured)	6.00	05/01/2021	2,030,000	2,482,913
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2014	1,000,000	1,089,590
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2018	3,000,000	3,428,310
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2020	1,700,000	1,956,054

9

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)

Detroit MI Municipal Bond Authority School District (Miscellaneous Revenue, AGM Insured) §	5.00%	06/01/2016	$5,000,000	$5,345,000
Detroit MI Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	07/01/2017	3,130,000	3,605,228
Detroit MI Series A-1 (Tax Revenue, NATL-RE Insured) §	5.00	04/01/2019	100,000	99,012
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series B (Water & Sewer Revenue, AGM Insured) §	7.50	07/01/2033	10,000,000	12,483,700
Detroit MI Sewer Disposal System Authority (Water & Sewer Revenue, Assured Guaranty Insured) ±§	5.25	07/01/2022	1,885,000	2,007,921
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	07/01/2019	5,000,000	5,648,150
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±§	5.00	07/01/2022	1,500,000	1,566,090
Detroit MI Water Supply System Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2015	1,000,000	1,099,970
Flint MI International Academy (Miscellaneous Revenue) §	5.00	10/01/2017	515,000	514,264
Flint MI International Academy (Miscellaneous Revenue) §	5.38	10/01/2022	2,270,000	2,187,985
Flint MI International Academy (Miscellaneous Revenue) §	5.50	10/01/2027	1,985,000	1,840,393
Hazel Park MI School District (Tax Revenue, AGM Insured)	5.00	05/01/2020	1,160,000	1,331,193
Kent County MI GO (Tax Revenue) §	5.00	01/01/2025	1,000,000	1,116,210
Macomb MI Interceptor Drainage (Miscellaneous Revenue) §	5.00	05/01/2024	1,750,000	2,027,778
Macomb MI Interceptor Drainage (Miscellaneous Revenue) §	5.00	05/01/2025	1,750,000	2,010,435
Macomb MI Interceptor Drainage (Miscellaneous Revenue) §	5.00	05/01/2026	1,930,000	2,203,346
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured) §	5.00	12/01/2018	1,075,000	1,116,549
Michigan Municipal Building Authority Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.50	05/01/2016	100,000	102,917
Michigan Municipal Building Authority School District (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2014	600,000	632,964
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue) §	5.60	11/01/2018	1,270,000	1,290,091
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) §	6.25	10/01/2023	990,000	916,542
Michigan State Comprehensive Transportation Program (Tax Revenue)	5.25	05/15/2017	2,750,000	3,203,640
Michigan State Environmental Protection Program (Tax Revenue) §	6.25	11/01/2012	110,000	113,012
Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured) §	4.75	09/15/2017	1,955,000	2,098,028
Michigan State Municipal Bond Authority (Miscellaneous Revenue, AGM Insured) §	5.00	06/01/2018	1,785,000	1,870,537
Michigan State Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue) §	5.25	10/15/2025	4,165,000	4,633,188
Western Townships MI Utilities Authority (Tax Revenue)	5.00	01/01/2017	1,500,000	1,732,470
Wyandotte MI Series A (Utilities Revenue, Assured Guaranty Insured)	4.00	10/01/2016	500,000	556,770

				91,403,068

Minnesota : 1.23%
Becker MN PCR Northern States Power Series B (IDR) §	8.50	09/01/2019	3,800,000	3,951,354
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, NATL-RE, FGIC Insured) §	5.00	01/01/2018	4,555,000	5,088,117
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue) §	10.00	06/01/2013	85,000	90,199
Minneapolis St. Paul MN Metro Airports Commission Series A (Airport Revenue, AMBAC Insured) §	5.00	01/01/2024	2,000,000	2,187,920
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2016	1,365,000	1,555,841
St. Louis Park MN Nicollett Health Services Series C (Health Revenue) §	5.50	07/01/2023	2,500,000	2,755,600
St. Paul MN Housing & RDA The Science Museum of Minnesota Series 1997 A (Miscellaneous Revenue, U.S. Bank NA LOC) ±§	0.15	05/01/2027	2,540,000	2,540,000

10

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)

St. Paul MN Housing & Redevelopment Authority Hmong Academy Project Series A (Miscellaneous Revenue) §	5.50%	09/01/2018	$500,000	$506,225

				18,675,256

Mississippi : 0.04%
Mississippi Development Bank Special Obligation Municipal Energy Agency Power Supply Project (Utilities Revenue, XLCA Insured)	5.00	03/01/2013	505,000	521,877

Missouri : 0.27%
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue) §	4.50	04/01/2021	695,000	710,672
Lake of the Ozarks Missouri Community Bridge Corporation (Transportation Revenue) §	5.25	12/01/2014	260,000	249,129
Manchester MO Highway 141 Manchester Road Project (Tax Revenue) §	6.00	11/01/2025	1,000,000	1,047,210
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	09/01/2018	1,085,000	1,096,034
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	09/01/2013	145,000	149,675
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	09/01/2014	170,000	178,451
Ozark MO COP Community Center Project (Miscellaneous Revenue) §	4.55	09/01/2016	225,000	234,128
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	07/01/2019	415,000	487,019

				4,152,318

Nebraska : 0.05%
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	04/01/2019	500,000	602,820
O’Neill NE St. Anthony’s Project (Health Revenue) §	6.25	09/01/2012	115,000	116,366

				719,186

Nevada : 2.22%
Clark County NV Revenue Series C (Airport Revenue, AGM Insured) §	5.00	07/01/2023	5,000,000	5,590,200
Clark County NV Series D (Airport Revenue) §	5.00	07/01/2024	2,750,000	3,077,333
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	07/01/2016	3,000,000	3,417,660
Clark County NV Las Vegas McCarran International Airport Series A-2 (Airport Revenue, AMBAC Insured) §	5.00	07/01/2027	3,500,000	3,686,165
Clark County NV School District Series A (Tax Revenue, NATL-RE, FGIC Insured) §	5.00	06/15/2019	7,500,000	8,338,950
Clark County NV Special Improvement District # 121A (Miscellaneous Revenue, AMBAC Insured)	4.25	12/01/2013	885,000	914,851
Clark County NV Unrefunded Balance (Tax Revenue, NATL-RE, FGIC Insured) §	5.00	06/01/2031	2,340,000	2,346,880
Clark County NV Water Reclamation District Series A GO (Tax Revenue) §	5.25	07/01/2038	2,880,000	3,142,397
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.50	06/01/2016	650,000	723,268
Reno-Sparks Indian Colony NV Governmental (Miscellaneous Revenue, U.S. Bank NA LOC) §	5.00	06/01/2021	2,580,000	2,684,593

				33,922,297

New Hampshire : 0.20%
New Hampshire State HFA (Housing Revenue) §	4.80	07/01/2028	2,850,000	3,012,878

New Jersey : 3.21%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±§	2.63	12/01/2029	2,000,000	2,023,900
New Jersey EDA (Tobacco Revenue, FGIC Insured)	5.00	06/15/2012	1,500,000	1,512,240

11

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey (continued)

New Jersey HEFA Atlantic City Medical Center Project (Health Revenue) §	6.00%	07/01/2012	$820,000	$828,741
New Jersey HEFAR Series 1A (Education Revenue) §	4.75	12/01/2029	1,935,000	1,962,651
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12/01/2016	2,000,000	2,254,920
New Jersey HEFAR Student Loan Series 2 (Education Revenue) §	4.50	12/01/2029	6,930,000	6,988,628
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	06/01/2016	500,000	559,750
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10/01/2016	730,000	793,087
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, NATL-RE Insured)	5.50	03/01/2022	1,755,000	2,044,575
New Jersey State Economic Development Authority (Miscellaneous Revenue, NATL-RE Insured)	5.25	07/01/2026	2,860,000	3,302,699
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2017	2,000,000	2,241,200
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2019	1,010,000	1,138,704
New Jersey State HEFAR Series A (Education Revenue) §	5.00	06/01/2027	2,235,000	2,304,441
New Jersey State Transportation Trust Authority (Transportation Revenue)	5.25	12/15/2020	8,305,000	9,928,378
New Jersey Transportation Trust Fund Authority Facilities Center Series A (Transportation Revenue, AGM-CR Insured)	5.50	12/15/2022	8,010,000	9,893,311
Trenton NJ (Tax Revenue, Assured Guaranty State Aid Withholding Insured)	5.00	07/15/2020	1,000,000	1,173,860

				48,951,085

New Mexico : 0.26%
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA, FNMA, FHLMC Insured) §	4.63	09/01/2025	2,370,000	2,491,249
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA, FNMA, FHLMC Insured) §	5.00	03/01/2028	985,000	1,082,495
Otero County NM Jail Project (Miscellaneous Revenue) §	5.50	04/01/2013	360,000	356,652

				3,930,396

New York : 6.10%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue) §	4.75	12/01/2014	390,000	391,162
Metropolitan NY Transportation Authority Series A (Transportation Revenue) §	5.00	11/15/2020	5,000,000	5,686,400
Metropolitan NY Transportation Authority Series B-2 (Miscellaneous Revenue, AGM Insured) ±(a)§(m)(n)	0.48	11/01/2022	5,225,000	4,757,770
New York City NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11/01/2015	275,000	306,892
New York City NY Transitional Finance Authority Subseries 2B (Tax Revenue, Dexia Credit Local SPA) ±§	0.27	11/01/2022	2,400,000	2,400,000
New York City NY Transitional Finance Authority Future Tax Series A (Tax Revenue) §	5.00	05/01/2023	2,875,000	3,364,900
New York City NY Transitional Finance Authority Subseries A-3 (Tax Revenue, Dexia Credit Local SPA) ±§	0.30	08/01/2023	10,500,000	10,500,000
New York City NY Trust for Cultural Resources (Miscellaneous Revenue) §	5.00	07/01/2031	2,475,000	2,667,481
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±§	1.10	05/01/2018	3,635,000	3,422,680
New York NY Adjusted Subordinated Series H-1 (Tax Revenue, Dexia Credit Local LOC) ±§	0.29	01/01/2036	6,890,000	6,890,000
New York NY Adjusted J Subordinated Series J2 (Tax Revenue, Westdeutsche Landesbank LOC) ±§	0.25	02/15/2016	5,000,000	5,000,000
New York NY Municipal Finance Authority 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ±§	0.30	06/15/2032	8,000,000	8,000,000
New York NY Subseries A-4 GO (Tax Revenue, KBC Bank NV LOC) ±§	0.27	08/01/2038	7,300,000	7,300,000
New York NY Unrefunded Balance Series F (Tax Revenue, NATL-RE, IBC Insured) §	5.13	08/01/2013	5,000	5,021
New York NY Various Subordinated Series H-5 (Tax Revenue, Dexia Credit Local LOC) ±§	0.30	03/01/2034	950,000	950,000

12

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)

New York State Dormitory Authority (Miscellaneous Revenue, State Intercept Insured)	4.00%	07/01/2019	$740,000	$809,079
New York State Dormitory Authority Hospital Series A (Health Revenue, FHA Insured) §	6.00	08/15/2015	160,000	162,498
New York State Dormitory Authority Montefiore Medical Center (Health Revenue, NATL-RE, FGIC, FHA Insured)	5.00	02/01/2014	830,000	884,573
New York State Dormitory Authority Mount Sinai School of Medicine (Education Revenue, GO of Institution Insured) §	5.50	07/01/2022	2,000,000	2,308,820
New York State Dormitory Authority Series A (Education Revenue, NATL-RE Insured) §	5.15	07/01/2024	2,900,000	3,296,111
New York State Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured) §	4.50	08/01/2018	1,500,000	1,640,220
New York Urban Development Corporation (Miscellaneous Revenue) §	5.88	02/01/2013	8,500,000	8,540,715
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC-ICC Insured)	5.50	01/01/2019	3,000,000	3,649,500
Port Authority NY & NJ Special Obligation (Miscellaneous Revenue) §	5.00	12/01/2020	5,000,000	5,274,850
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	06/01/2022	420,000	420,433
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue) §	5.00	06/01/2023	500,000	532,335
Tobacco Settlement Financing Corporation New York Series B (Tobacco Revenue, XLCA-ICR Insured)	4.00	06/01/2012	100,000	100,652
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	09/01/2020	1,430,000	1,626,096
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, Assured Guaranty Insured) §	5.00	04/01/2018	1,000,000	1,123,990
Yonkers NY (Tax Revenue, AGM Insured) §	5.00	10/01/2024	1,000,000	1,083,760

				93,095,938

North Carolina : 0.64%
Craven County NC COP (Miscellaneous Revenue, NATL-RE Insured) §	5.00	06/01/2023	4,400,000	4,851,792
Nash NC Health Care System (Health Revenue, AGM Insured)	5.00	11/01/2014	1,600,000	1,746,752
North Carolina Eastern Municipal Power Agency Unrefunded Balance Series B (Utilities Revenue, FGIC Insured) §	5.50	01/01/2017	95,000	95,316
Pitt County NC COP School Facilities Project (Miscellaneous Revenue, NATL-RE Insured) §	5.00	04/01/2023	2,755,000	3,029,756

				9,723,616

North Dakota : 0.18%
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured) §	7.20	06/30/2013	815,000	836,744
North Dakota State Housing Finance Agency Series D (Housing Revenue) §	4.50	01/01/2029	1,755,000	1,874,568

				2,711,312

Ohio : 0.81%
Akron Bath Copley OH Joint Township Akron General Health Systems Series A (Health Revenue)	5.00	01/01/2014	500,000	519,450
American Municipal Power Ohio Incorporated Hydroelectric Project Series C (Utilities Revenue)	5.25	02/15/2019	2,570,000	3,008,493
Cleveland OH Airport System Authority Series A (Airport Revenue, AGM Insured) §	5.00	01/01/2027	2,780,000	2,972,376
Cleveland OH Airport System Authority Series A (Airport Revenue, AGM Insured) §	5.00	01/01/2028	1,200,000	1,271,172
Kent OH State University General Receipts Series B (Education Revenue, Assured Guaranty Insured)	5.00	05/01/2018	1,165,000	1,383,484
Ohio State Building Authority (Miscellaneous Revenue) §	5.00	10/01/2024	1,000,000	1,137,270

13

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Ohio (continued)

River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue) §	5.75%	12/01/2027	$950,000	$939,674
Summit County OH Port Authority (Education Revenue) §	5.25	01/01/2024	1,000,000	1,125,280

				12,357,199

Oklahoma : 0.17%
McClain County OK EDA Newcastle Public Schools Project (Miscellaneous Revenue)	5.00	09/01/2012	350,000	355,901
McGee Creek OK Authority (Water & Sewer Revenue, NATL-RE Insured) §	6.00	01/01/2023	1,970,000	2,269,558

				2,625,459

Pennsylvania : 7.32%
Adams County PA IDA Gettysburg College Project (Education Revenue) §	5.00	08/15/2024	1,500,000	1,680,900
Adams County PA IDA Gettysburg College Project (Education Revenue) §	5.00	08/15/2025	1,500,000	1,667,235
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±§	1.09	02/01/2021	6,000,000	5,703,300
Allegheny County PA Series C-59B (Tax Revenue, AGM Insured) ±§	0.92	11/01/2026	3,000,000	2,469,600
Beaver County PA IDA PCR First Energy Series B (IDR) ±§	3.00	10/01/2047	2,600,000	2,600,234
Bucks County PA Water and Sewer Authority (Water & Sewer Revenue, AGM Insured) §	5.00	12/01/2026	2,400,000	2,750,496
Chester County PA Avon Grove Charter School Project Series A (Miscellaneous Revenue) §	5.65	12/15/2017	695,000	711,659
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue) §	5.63	10/01/2015	295,000	295,003
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue) §	6.10	07/01/2013	930,000	933,450
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Government Insured) ±§	5.25	12/01/2033	5,000,000	5,038,950
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Municipal Government Insured) ±§	5.00	12/01/2033	3,975,000	3,977,186
Johnstown PA School District (Tax Revenue, State Aid Withholding Insured) §	5.00	08/01/2024	2,730,000	3,091,971
JPMorgan Chase PUTTER/DRIVER Trust Series 3933 GO (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) ±144A§	0.35	06/29/2012	36,000,000	36,000,000
Lycoming County PA College Authority (Education Revenue) §	5.50	07/01/2026	3,000,000	3,432,300
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Municipal Government Guaranty Insured) §	4.70	08/01/2017	565,000	616,850
Northampton County PA General Purpose Hospital Authority St. Lukes Hospital Project Series C (Health Revenue) §	4.50	08/15/2032	1,170,000	1,271,591
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±§	2.63	12/01/2033	1,500,000	1,517,925
Pennsylvania State Turnpike Commission (Transportation Revenue)	5.00	06/01/2017	325,000	371,189
Pennsylvania StateTurnpike Commission Series C (Transportation Revenue) ±§	1.24	12/01/2014	5,000,000	5,036,650
Philadelphia PA IDA First Philadelphia Charter High Series A (Miscellaneous Revenue) §	5.30	08/15/2017	955,000	978,235
Philadelphia PA Authority for Industrial Development (Miscellaneous Revenue) §	7.00	05/01/2026	740,000	769,659
Philadelphia PA Eighteenth Series AGC (Utilities Revenue, Assured Guaranty Insured) §	5.25	08/01/2016	720,000	776,866
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	08/01/2015	1,000,000	1,098,470
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	08/01/2016	1,000,000	1,111,140
Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Utilities Revenue)	5.25	08/01/2017	1,225,000	1,378,186

14

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)

Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue) §	5.00%	05/01/2016	$360,000	$361,832
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue) §	6.25	05/01/2021	285,000	293,738
Philadelphia PA IDR Master Charter School (Miscellaneous Revenue) §	5.00	08/01/2020	840,000	870,694
Philadelphia PA School District (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2021	2,200,000	2,498,144
Philadelphia PA School District Refunding Series 2010C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2018	8,065,000	9,102,240
Pittsburgh PA Series A GO (Tax Revenue)	4.00	09/01/2022	1,000,000	1,054,050
Pittsburgh PA Series A GO (Tax Revenue)	5.00	09/01/2022	2,060,000	2,360,719
Pittsburgh PA Series A GO (Tax Revenue) §	5.00	09/01/2023	3,810,000	4,332,732
Pittsburgh PA Series A GO (Tax Revenue) §	5.00	09/01/2026	1,650,000	1,805,166
Reading PA School District (Tax Revenue, State Aid Withholding Insured)	5.00	04/01/2021	3,295,000	3,751,061

				111,709,421

Puerto Rico : 2.51%
Puerto Rico Commonwealth Series B-2 (Miscellaneous Revenue, AGM Insured) ±§	2.59	07/01/2021	6,625,000	6,625,000
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±§	0.91	07/01/2029	4,000,000	2,886,760
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	07/01/2019	3,000,000	3,429,540
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2017	2,000,000	2,291,340
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured) §	4.95	07/01/2026	2,940,000	3,094,350
Puerto Rico Sales Tax Financing Corporation Municipal Securities Trust Receipts Series SGC-4 Class A (Miscellaneous Revenue, Societe Generale LIQ) ±§	0.50	08/01/2057	20,000,000	20,000,000

				38,326,990

Rhode Island : 0.86%
Providence RI GO Series A (Tax Revenue, AGM Insured)	4.00	01/15/2018	2,115,000	2,245,453
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2015	2,060,000	2,255,721
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured) §	5.00	05/15/2022	2,425,000	2,560,073
Rhode Island State Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured) §	5.00	05/15/2020	3,015,000	3,221,618
Rhode Island State Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured) §	5.00	05/15/2021	2,670,000	2,837,249

				13,120,114

South Carolina : 1.46%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue) §	4.88	10/01/2014	1,000,000	1,063,660
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2013	21,103	19,909
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2014	22,075	19,092
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2015	23,869	18,623
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2016	26,606	11,718
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2017	35,996	14,600

15

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina (continued)

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00%	01/01/2018	$39,781	$14,697
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2019	43,307	14,743
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2020	47,106	15,032
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2021	55,876	16,398
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2022	59,087	16,276
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤§	0.00	01/01/2032	297,803	41,430
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤§	0.00	01/01/2042	230,675	14,712
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤§	0.00	07/22/2051	133,365	3,693
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) ¤§	0.00	01/01/2032	100,000	5,752
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) ¤§	0.00	07/22/2051	51,744	461
Kershaw County SC Public Schools Foundation Installment Power Revenue (Miscellaneous Revenue, AGC Insured) §	5.00	12/01/2020	900,000	1,003,680
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12/01/2016	740,000	841,202
McCormick County SC Health Care Center Project Prerefunded (Health Revenue) §	8.00	03/01/2019	1,140,000	1,310,054
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue) §	5.25	01/01/2019	3,500,000	4,040,995
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue) §	5.00	10/01/2024	3,085,000	3,311,161
South Carolina Jobs EDA Palmetto Health (Health Revenue) ±§	0.94	08/01/2039	1,980,000	1,956,755
South Carolina Tobacco Settlement Revenue Management Authority (Tobacco Revenue) §	5.00	06/01/2018	390,000	390,437
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, XLCA Insured) §	5.00	10/01/2022	6,450,000	6,979,094
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, AMBAC Insured) §	5.25	10/01/2022	1,000,000	1,091,910

				22,216,084

South Dakota : 0.10%
Lower Brule Sioux Tribe South Dakota Series B (Tax Revenue) §	5.25	05/01/2015	500,000	457,395
Rapid City SD Airport Project (Airport Revenue) §	6.25	12/01/2026	920,000	1,015,790

				1,473,185

Tennessee : 3.80%
Lewisburg TN Industrial Development Board Waste Management Incorporated Project (Resource Recovery Revenue)	2.50	07/01/2012	1,250,000	1,252,738
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC & LIQ) ±§	0.43	12/01/2016	10,000,000	10,000,000
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, NATL-RE Insured) §	5.50	08/15/2019	725,000	849,084
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2016	2,000,000	2,182,840
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.25	09/01/2017	2,140,000	2,391,407
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.25	09/01/2018	1,000,000	1,115,900
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2015	1,165,000	1,237,556
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2016	1,820,000	1,954,371

16

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee (continued)

Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00%	02/01/2018	$675,000	$726,752
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2019	8,030,000	8,620,847
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2020	7,100,000	7,660,758
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ±§	0.43	12/01/2016	20,000,000	20,000,000

				57,992,253

Texas : 6.72%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured) §	5.00	08/15/2034	2,705,000	2,814,607
Austin TX (Utilities Revenue, AGM-CR, NATL-RE Insured) §	5.25	05/15/2025	2,500,000	2,966,725
Austin TX Electric Utilities Systems (Utilities Revenue) §	5.00	11/15/2024	1,370,000	1,565,403
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	01/01/2019	1,310,000	1,434,660
Dallas Fort Worth TX International Airport Series A (Airport Revenue) §	5.00	11/01/2022	1,230,000	1,345,399
Eagle Pass TX International Bridges (Miscellaneous Revenue, AMBAC Insured) §	5.25	02/15/2014	1,120,000	1,161,474
Galveston TX Wharves & Terminal (Port Revenue) §	5.00	02/01/2026	2,000,000	2,061,240
Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.25	10/01/2014	1,000,000	1,047,460
Garza County TX Public Facilities Corporation (Miscellaneous Revenue) §	5.50	10/01/2016	1,000,000	1,071,890
Harris County TX Flood Control District (Tax Revenue) §	5.00	10/01/2023	530,000	617,482
Harris County TX Toll Road Project Series C (Tax Revenue, AGM Insured) §	5.25	08/15/2027	4,000,000	4,992,280
Houston TX Airport Senior Lien Series A (Airport Revenue) §	5.00	07/01/2025	1,000,000	1,103,610
Houston TX Utilities Systems Series A (Water & Sewer Revenue) §	5.25	11/15/2031	3,000,000	3,448,020
Midtown TX Redevelopment Authority (Tax Revenue, AMBAC Insured) §	5.00	01/01/2020	1,495,000	1,590,889
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	09/01/2016	1,135,000	1,293,276
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.48	07/01/2030	10,395,000	10,273,171
Plano TX Health Facilities Development Corporation (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.45	01/01/2020	3,370,000	3,370,000
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, NATL-RE Insured) §	4.50	08/15/2020	1,000,000	1,057,760
SA Energy Acquisition Public Facility Corporation Texas (Utilities Revenue) §	5.25	08/01/2015	1,265,000	1,380,153
SA Energy Acquisition Public Facility Corporation Texas (Utilities Revenue) §	5.25	08/01/2016	1,000,000	1,084,210
SA Energy Acquisition Public Facility Corporation Texas (Utilities Revenue) §	5.50	08/01/2019	1,450,000	1,605,484
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue) §	5.63	12/15/2017	12,905,000	14,335,777
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±§	1.02	09/15/2017	6,170,000	5,994,525
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±§	0.66	09/15/2017	9,550,000	9,276,584
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue) §	6.25	12/15/2026	2,500,000	2,961,000
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±§	1.77	12/15/2026	735,000	542,812
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue) §	7.50	06/30/2032	2,000,000	2,399,580
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue) §	7.50	06/30/2033	2,000,000	2,399,580
Texas Private Activity Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue) §	7.50	12/31/2031	3,500,000	4,153,800

17

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)

Texas State PFA Charter School Kipp Incorporated Series A (Miscellaneous Revenue, ACA Insured) §	4.50%	02/15/2016	$855,000	$876,931
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue) §	5.00	02/15/2018	755,000	777,967
Texas State PFA Uplift Education Series A (Miscellaneous Revenue) §	5.00	12/01/2012	150,000	151,767
Tomball TX Independent School District Refunding School Building (Tax Revenue, PSF-Guaranteed Insured) ¤	0.00	02/15/2015	825,000	808,541
University of Houston Texas (Education Revenue) §	5.00	02/15/2024	2,600,000	2,984,280
University of Houston Texas Series B (Education Revenue)	5.25	07/01/2026	5,160,000	6,577,607
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, NATL-RE, FHA Insured)	5.00	08/01/2016	920,000	1,009,479

				102,535,423

Utah : 0.39%
Intermountain Power Agency Utah Series A (Utilities Revenue, AGM Insured) §	5.00	07/01/2018	3,700,000	3,896,618
Utah County UT Lakeview Academy Series A (Miscellaneous Revenue) §	5.35	07/15/2017	775,000	764,770
Utah County UT Lincoln Academy Series A (Miscellaneous Revenue) 144A§	5.45	06/15/2017	340,000	336,335
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A§	6.38	06/01/2037	970,000	873,854

				5,871,577

Vermont : 0.13%
Burlington VT Airport Authority (Airport Revenue) §	6.50	12/15/2012	1,900,000	1,901,064

Virgin Islands : 1.10%
Virgin Islands PFA (Tax Revenue) §	5.25	10/01/2029	2,040,000	2,109,238
Virgin Islands PFA (Miscellaneous Revenue) §	6.75	10/01/2019	3,000,000	3,434,010
Virgin Islands PFA Matching Fund Loan Diago Series A (Miscellaneous Revenue) §	6.00	10/01/2014	500,000	543,660
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2017	5,000,000	5,451,600
Virgin Islands PFA Sub Matching Fund Loan Series A (Tax Revenue) §	5.00	10/01/2025	5,000,000	5,279,850

				16,818,358

Virginia : 0.20%
Marquis VA CDA Series B (Tax Revenue) §	5.63	09/01/2041	1,302,047	1,071,676
Marquis VA CDA Series C (Tax Revenue) ¤	0.00	09/01/2041	371,203	31,949
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue) §	5.10	03/01/2021	693,000	699,022
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2013	55,000	57,229
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2015	210,000	228,371
Watkins Centre VA CDA (Miscellaneous Revenue) §	5.40	03/01/2020	989,000	1,011,698

				3,099,945

Washington : 0.55%
Goat Hill Properties WA Government Office Building Project (Miscellaneous Revenue, NATL-RE Insured) §	5.00	12/01/2021	1,410,000	1,501,523
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, NATL-RE, FGIC Insured) §	5.00	01/01/2023	345,000	388,625
TES Properties Washington (Miscellaneous Revenue) §	5.00	12/01/2024	1,480,000	1,644,887
TES Properties Washington (Miscellaneous Revenue) §	5.50	12/01/2029	1,400,000	1,550,836
Tobacco Settlement Authority Washington (Tobacco Revenue)	5.50	06/01/2012	250,000	251,488
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11/01/2013	800,000	834,584

18

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Washington (continued)

Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)		5.00%	11/01/2014	$1,105,000	$1,172,029
Washington State HEFAR Whitworth University Project (Education Revenue, US Bank NA Insured)		5.00	10/01/2015	1,010,000	1,094,891

					8,438,863

West Virginia : 0.22%
West Virginia EDA PCR Appalachian Power Company Amos Series C (Utilities Revenue) §		4.85	05/01/2019	2,000,000	2,091,320
West Virginia School Building Authority (Miscellaneous Revenue) §		5.25	07/01/2020	1,100,000	1,316,975

					3,408,295

Wisconsin : 0.89%
Kenosha WI Unified School District #1 Series A (Tax Revenue)		4.50	04/01/2015	1,620,000	1,776,703
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue) §		5.00	06/01/2019	3,000,000	3,169,659
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)		4.00	05/01/2013	20,000	20,701
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)		4.15	05/01/2015	210,000	225,889
Wisconsin State HEFA Series A (Health Revenue)		5.00	07/15/2021	3,500,000	3,940,720
Wisconsin State HEFA (Health Revenue, AMBAC Insured) §		5.50	02/15/2019	1,000,000	1,110,580
Wisconsin State HEFA Bell Tower Residence Project (Health Revenue, Allied Irish Bank plc LOC) §		4.75	07/01/2015	890,000	947,850
Wisconsin State HEFA Series M (Health Revenue, NATL-RE Insured) ±(a)§(m)(n)		0.58	06/01/2019	2,650,000	2,413,755

					13,605,857

Total Municipal Bonds and Notes (Cost $1,462,289,358)					1,528,957,542

Short-Term Investments : 0.40%

		Yield		Shares
Investment Companies : 0.40%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		6,045,418	6,045,418

Total Short-Term Investments (Cost $6,045,418)					6,045,418

Total Investments in Securities (Cost $1,468,334,776)*	100.63%				1,535,002,960
Other Assets and Liabilities, Net	(0.63)				(9,563,315)

Total Net Assets	100.00%				$1,525,439,645

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment
¤	Security issued in zero coupon form with no periodic interest payments.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

19

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is $1,468,349,013 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$73,210,842
Gross unrealized depreciation	(6,556,895)

Net unrealized appreciation	$66,653,947

20

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$1,521,786,017	$7,171,525	$1,528,957,542
Short-term investments
Investment companies	6,045,418	0	0	6,045,418

	$6,045,418	$1,521,786,017	$7,171,525	$1,535,002,960

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended March 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

As of March 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $2,488,319 in short futures contracts during the nine months ended March 31, 2012.

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 99.70%
Minnesota : 99.68%
Anoka County MN Capital Improvement Series A (GO) §	5.00%	02/01/2024	$500,000	$567,730
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue) §	5.00	01/01/2031	1,500,000	1,637,970
Austin MN IDR SUPERVALU Incorporated Project (IDR, U.S. Bank NA LOC) §±	0.18	12/01/2013	765,000	765,000
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue) §	7.00	08/01/2038	2,150,000	2,220,585
Becker MN PCR Northern States Power Series B (IDR) §±	8.50	09/01/2019	1,000,000	1,039,830
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue) §	4.38	05/01/2024	185,000	191,005
Center City MN Health Care Facilities Hazelden Foundation Project (Miscellaneous Revenue) §	5.00	11/01/2041	1,400,000	1,462,818
Cuyuna Range MN Hospital District (Health Revenue)	4.75	06/01/2013	470,000	476,491
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA, FNMA, FHLMC Insured) §	5.30	12/01/2039	484,131	516,529
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO) §	5.00	02/01/2034	1,000,000	1,084,010
Duluth MN Housing & RDA Public School Academy Series A (Miscellaneous Revenue) §	5.60	11/01/2030	2,000,000	1,972,640
Elk River MN Independent School District # 728 Series A (GO, AGM School District Credit Program Insured) §	5.00	02/01/2021	3,400,000	3,838,260
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue) §	5.50	11/01/2017	150,000	153,266
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue) §	6.00	11/01/2027	800,000	787,240
Lakeville MN (Miscellaneous Revenue)	5.00	02/01/2013	160,000	161,702
Lakeville MN (Miscellaneous Revenue)	5.00	02/01/2016	180,000	182,747
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue) §	5.25	05/01/2024	1,735,000	1,799,091
Meeker County MN Memorial Hospital Project (Health Revenue) §	5.63	11/01/2022	800,000	841,160
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue) §	5.25	12/01/2016	500,000	529,020
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue) §	5.63	12/01/2022	500,000	517,130
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue) §	5.88	12/01/2029	600,000	617,856
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) §±(a)(m)(n)	0.26	11/15/2017	1,300,000	1,203,671
Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Airport Revenue, AMBAC Insured) §	5.00	01/01/2018	1,000,000	1,146,090
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, NATL-RE Insured) §	5.25	01/01/2017	320,000	332,026
Minneapolis & St. Paul MN Metropolitan Airports Commission Series B (Airport Revenue, AMBAC Insured) §	5.00	01/01/2020	2,000,000	2,103,220
Minneapolis & St. Paul MN Metropolitan Airports Commission Series C (Airport Revenue, NATL-RE, FGIC Insured) §	5.00	01/01/2022	2,000,000	2,094,040
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, NATL-RE, FGIC Insured) §	5.00	01/01/2018	1,000,000	1,117,040
Minneapolis & St. Paul MN RDA Healthcare System Childrens Series A (Health Revenue) §	5.25	08/15/2025	1,000,000	1,144,710
Minneapolis MN Development Limited Tax Supported Bond (Miscellaneous Revenue) §	6.00	12/01/2040	1,000,000	1,099,840
Minneapolis MN Fairview Health Services Series A (Health Revenue) §	6.63	11/15/2028	1,000,000	1,158,320
Minneapolis MN Fairview Health Services Series B (Health Revenue, Assured Guaranty Insured) §	6.50	11/15/2038	1,900,000	2,213,595
Minneapolis MN St. Anthony Falls Project (Tax Revenue) §	5.65	02/01/2027	500,000	490,130
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue) §	10.00	06/01/2013	5,000	5,306
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 1A (Miscellaneous Revenue) §	4.80	12/01/2016	555,000	605,294
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 2A (Miscellaneous Revenue) §	5.00	06/01/2028	1,115,000	1,135,237

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)

Minnesota Agricultural & Economic Development Board Essentia Health Series E (Health Revenue, Assured Guaranty Insured) §	5.00%	02/15/2037	$4,030,000	$4,232,508
Minnesota Agricultural & Economic Development Board Essential Health Series A (Health Revenue) §	4.75	02/15/2015	2,000,000	2,062,100
Minnesota Agricultural & Economic Development Board Evangelical Lutheran Project (Health Revenue) §	6.00	02/01/2022	1,210,000	1,224,326
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, Assured Guaranty Insured)	4.00	02/15/2020	50,000	55,037
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, Assured Guaranty Insured) §	5.00	02/15/2030	1,000,000	1,074,630
Minnesota Agricultural & Economic Development Board Health Care System Series A Unrefunded Balance (Health Revenue, NATL-RE Insured) §	5.50	11/15/2017	1,095,000	1,098,668
Minnesota HEFA (Education Revenue, U.S. Bank NA LOC) §±	0.19	10/01/2029	1,000,000	1,000,000
Minnesota State (GO) §	5.00	06/01/2020	1,115,000	1,282,083
Minnesota State GO Trunk Highway Series E (GO)	5.00	08/01/2019	2,000,000	2,473,240
Minnesota State HEFAR Bethel University Series 6R (Education Revenue) §	5.50	05/01/2025	1,535,000	1,573,866
Minnesota State HEFAR Carleton College Series 3-L2 (Education Revenue, JPMorgan Chase Bank SPA) §±	0.19	11/01/2012	900,000	900,000
Minnesota State HEFAR Carleton College Series D (Education Revenue) §	5.00	03/01/2030	2,000,000	2,223,120
Minnesota State HEFAR Hamline University Series 7-E (Education Revenue) §	5.00	10/01/2029	500,000	526,160
Minnesota State HEFAR Hamline University Series 7E (Education Revenue) §	4.50	10/01/2021	300,000	322,059
Minnesota State HEFAR St. Benedict College Series 7M (Education Revenue) §	5.13	03/01/2036	275,000	282,827
Minnesota State HEFAR St. Benedict College Series V (Education Revenue)	5.00	03/01/2018	635,000	719,665
Minnesota State HEFAR St. Olaf College Series 7F (Education Revenue) §	4.50	10/01/2030	500,000	525,995
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue) §	5.00	10/01/2018	1,100,000	1,239,502
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue) §	6.00	10/01/2025	1,030,000	1,135,966
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue) §	6.00	10/01/2030	1,000,000	1,104,190
Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue) §	5.00	04/01/2029	1,000,000	1,065,460
Minnesota State HFA Residential Housing Finance Agency Series B (Housing Revenue, GO of Agency Insured) §	5.00	07/01/2034	410,000	412,751
Minnesota State Highway and Various Purposes (GO) §	5.00	08/01/2022	4,500,000	5,307,975
Minnesota State Housing Finance Agency (Housing Revenue) §	4.20	07/01/2021	1,600,000	1,730,752
Minnesota State Housing Finance Agency Non Ace Residential Housing Series D (Housing Revenue, GO of Agency Insured) §	4.00	07/01/2040	1,500,000	1,594,230
Minnesota State Housing Finance Agency Residential Housing Finance Series B (Housing Revenue, GO of Agency Insured) §	4.75	07/01/2026	805,000	816,817
Minnesota State Housing Finance Agency Residential Housing Finance Series Q (Housing Revenue, GO of Agency Insured) §	5.25	07/01/2033	1,760,000	1,811,058
Minnesota State Housing Finance Agency Series A (Housing Revenue, NATL-RE Insured) §	5.35	07/01/2017	430,000	448,301
Minnesota State Housing Finance Agency Series B (Housing Revenue) §	5.90	07/01/2028	750,000	782,160
Minnesota State Housing Finance Agency Series D (Housing Revenue, AMBAC GO of Agency Insured) §	5.80	07/01/2021	380,000	398,487
Minnesota State Municipal Power Agency (Utilities Revenue) §	5.00	10/01/2037	1,100,000	1,157,178
Minnesota State Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue) §	5.00	10/01/2025	1,335,000	1,491,582
Minnesota State Public Facilities Authority Series B (Water & Sewer Revenue)	5.00	03/01/2020	1,500,000	1,864,545
Minnesota State Public Safety Radio Communications System Project Series 2009 (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	06/01/2019	2,325,000	2,833,059

2

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)

Minnesota State Public Safety Radio Communications System Project Series 2011 (Miscellaneous Revenue) §	5.00%	06/01/2022	$2,000,000	$2,343,300
Minnesota State Various Purposes Series H (GO) §	5.00	11/01/2020	1,425,000	1,771,175
Minnesota Tobacco Securitization Authority Tobacco Settlement Series B (Tobacco Revenue) §	5.25	03/01/2031	2,500,000	2,704,750
Montgomery MN Independent School District School Building #394 Series B (GO, AGM School District Credit Program Insured) §	5.00	02/01/2025	500,000	557,855
Mounds View MN Independent School District # 621 Series A (GO, School District Credit Program Insured) §	4.00	02/01/2022	530,000	598,921
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue) §	5.75	02/01/2027	695,000	774,140
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue) §	5.90	02/01/2029	375,000	418,031
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2016	1,500,000	1,709,715
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	01/01/2018	820,000	965,714
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured) §	5.00	01/01/2021	515,000	587,126
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue) §	6.00	05/01/2026	1,000,000	976,740
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue) §	6.25	05/01/2035	900,000	870,102
Pine County MN Housing & RDA Public Project Series A (Miscellaneous Revenue) §	5.00	02/01/2028	1,475,000	1,526,360
Plymouth MN COP Intermediate School District # 287 Series A (Miscellaneous Revenue) §	5.00	02/01/2024	250,000	283,928
Robbinsdale MN Independent School District # 281 Series A (GO, School District Credit Program Insured)	5.00	02/01/2018	1,520,000	1,851,208
Robbinsdale MN Independent School District # 281 Series A (GO, School District Credit Program Insured)	5.00	02/01/2019	1,715,000	2,120,032
Rochester MN Series C (Utilities Revenue) §	5.00	12/01/2030	1,000,000	1,078,810
Roseville MN Northwestern College Project (Education Revenue, BMO Harris Bank NA LOC) §±	0.20	11/01/2022	1,815,000	1,815,000
Shakopee MN St. Francis Regional Medical Center (Health Revenue) §	5.00	09/01/2017	1,500,000	1,583,385
Shakopee MN St. Francis Regional Medical Center (Health Revenue) §	5.25	09/01/2034	950,000	961,134
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured) §	4.70	09/01/2019	550,000	596,145
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured) §	5.13	09/01/2029	500,000	513,995
South Washington County Independent School District # 833 GO School Building Series 2010A (GO, School District Credit Program Insured) §	5.00	02/01/2020	2,100,000	2,537,283
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured) ¤	0.00	01/01/2020	5,000,000	3,993,600
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured) §±	3.78	01/01/2015	1,030,000	1,034,470
Southern Minnesota Municipal Power Agency Series A (Utilities Revenue) §	5.25	01/01/2030	2,000,000	2,203,700
St. Cloud MN Centracare Health System Series A (Health Revenue) §	5.13	05/01/2030	1,000,000	1,072,040
St. Cloud MN Health Care System Project Series 2008 C (Health Revenue, Assured Guaranty Insured, JPMorgan Chase & Company SPA) §±	0.25	05/01/2042	1,950,000	1,950,000
St. Louis Park MN Nicollett Health Services (Health Revenue) §	5.50	07/01/2029	1,000,000	1,086,350
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue) §	5.00	11/15/2024	2,000,000	2,176,000
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Miscellaneous Revenue) §	6.63	09/01/2042	865,000	902,913
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Miscellaneous Revenue) §	5.00	12/01/2036	1,500,000	1,313,265
St. Paul MN Housing & RDA Community Peace Academy Project Series A (Miscellaneous Revenue) §	4.35	12/01/2014	600,000	605,238

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)

St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00%	02/01/2013	$200,000	$203,396
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2014	225,000	232,657
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00	02/01/2015	200,000	209,512
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue) §	5.00	02/01/2021	500,000	515,010
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue) §	5.75	09/01/2026	650,000	625,339
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue) §	6.00	09/01/2036	500,000	474,250
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue) §	6.25	12/01/2019	450,000	459,194
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue) §	5.00	08/01/2035	875,000	928,183
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue) §	5.25	05/15/2018	1,700,000	1,703,196
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue) §	5.30	05/15/2028	3,000,000	3,001,770
St. Paul MN Housing & RDA St. Paul Academy & Summit (Education Revenue) §	5.00	10/01/2024	2,000,000	2,183,480
St. Paul MN Port Authority District Heating Series 14-S (IDR, Deutsche Bank AG LOC) §±	0.19	12/01/2028	4,665,000	4,665,000
St. Paul MN Port Authority District Heating Series 7-Q (IDR, Deutsche Bank AG LOC) §±	0.19	12/01/2028	500,000	500,000
St. Paul MN Public Radio Project Series 7 (Other Revenue, Allied Irish Bank plc LOC) (Miscellaneous Revenue, JPMorgan Chase Bank LOC) §±	0.21	05/01/2025	855,000	855,000
Stillwater MN Private School Facilities Various Catholic Finance Corporation Project (Education Revenue, U.S. Bank NA LOC) §±	0.34	12/01/2022	15,000	15,000
Tobacco Securitization Authority MN Tobacco Settlement Series B (Tobacco Revenue)	3.50	03/01/2019	525,000	547,024
Tobacco Securitization Authority MN Tobacco Settlement Series B (Tobacco Revenue)	4.00	03/01/2017	500,000	542,735
Tobacco Securitization Authority MN Tobacco Settlement Series B (Tobacco Revenue)	5.00	03/01/2019	500,000	567,805
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (GO) §	5.13	12/01/2024	1,000,000	1,054,080
University of Minnesota Series A (Education Revenue, GO of University Insured) §	5.00	04/01/2021	1,180,000	1,406,253
University of Minnesota Series A (Education Revenue, GO of University Insured) §	5.13	04/01/2034	1,000,000	1,118,780
University of Minnesota Series C (Education Revenue) §	5.00	12/01/2020	1,275,000	1,537,102
University of Minnesota State Supported Biomed Science (Education Revenue) §	5.00	08/01/2036	1,000,000	1,127,030
University of Minnesota State Supported Stadium Debt (Education Revenue) §	5.00	08/01/2025	5,000,000	5,702,550
Virginia MN Housing & RDA Healthcare Facility (Miscellaneous Revenue) §	5.25	10/01/2025	2,085,000	2,140,732
Washington County MN Capital Improvement Plan Series A (GO) §	5.00	02/01/2021	2,495,000	2,947,194
Western Minnesota Municipal Power Agency (Utilities Revenue, NATL-RE Insured) §	9.75	01/01/2016	280,000	356,362
Western Minnesota Municipal Power Agency Series B (Utilities Revenue, NATL-RE Insured)	5.00	01/01/2015	500,000	556,760
Willmar MN GO Rice Memorial Hospital Project Series 2012A (GO) §	5.00	02/01/2026	1,000,000	1,162,530

				166,801,245

Puerto Rico : 0.02%
Puerto Rico Electric Power Authority Series II Prerefunded Balance (Utilities Revenue, XLCA Insured) §	5.25	07/01/2022	25,000	25,571

Total Municipal Bonds and Notes (Cost $156,877,886)				166,826,816

4

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name		Yield	Maturity Date	Principal	Value
Short-Term Investments : 0.03%
U.S. Treasury Securities : 0.03%
U.S.Treasury Bill(z)#		0.09%	06/28/2012	$50,000	$49,992

Total Short-Term Investments (Cost $49,991)					49,992

Total Investments in Securities (Cost $156,927,877)*	99.73%				166,876,808
Other Assets and Liabilities, Net	0.27				452,955

Total Net Assets	100.00%				$167,329,763

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
¤	Security issued in zero coupon form with no periodic interest payments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $156,934,604 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,304,397
Gross unrealized depreciation	(362,193)

Net unrealized appreciation	$9,942,204

5

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31. 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes the input to factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$165,623,145	$1,203,671	$166,826,816
Short-term investments
U.S. Treasury securities	49,992	0	0	49,992

	$49,992	$165,623,145	$1,203,671	$166,876,808

As of March 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$20,645	$0	$0	$20,645

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended March 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At March 31, 2012, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at March 31, 2012	Net Unrealized Gains (Losses)
June 2012	39 Short	5-Years U.S. Treasury Note	$4,779,023	$20,645

The Fund had an average notional amount of $4,408,365 in short futures contracts during the nine months ended March 31, 2012.

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 101.11%

Alabama : 0.59%

Jefferson County AL Limited Obligation School District Series A (Tax Revenue) §	5.25%	01/01/2020	$3,000,000	$2,925,240
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM-CR Insured) §	5.25	01/01/2018	775,000	763,088
Jefferson County AL Limited Obligation Subseries A-1 (Tax Revenue, AMBAC Insured) §±(m)(n)	0.67	01/01/2027	1,675,000	1,072,000
Jefferson County AL Limited Obligation Subseries A-2 (Tax Revenue, AMBAC Insured) §±(m)(n)	0.67	01/01/2027	2,350,000	1,504,000
Jefferson County AL Limited Obligation Subseries A-3 (Tax Revenue, AMBAC Insured) §±(m)(n)	0.67	01/01/2027	2,175,000	1,392,000
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured) §	5.25	02/01/2014	2,860,000	2,835,661
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured) §	5.25	02/01/2015	460,000	452,175
Jefferson County AL Series C2 (Water & Sewer Revenue, FGIC Insured) §±(m)(n)	0.67	02/01/2042	2,500,000	1,525,000
Jefferson County AL Subseries B1A (Water & Sewer Revenue, FGIC Insured) §±(m)(n)	0.73	02/01/2042	3,000,000	1,830,000
Jefferson County AL Subseries B1E (Water & Sewer Revenue, FGIC Insured) §±(m)(n)	0.73	02/01/2042	2,500,000	1,525,000

				15,824,164

Alaska : 1.05%
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) §±	0.38	12/01/2041	25,000,000	25,000,000
Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, AMBAC Insured) §	5.25	12/01/2021	3,000,000	3,001,260

				28,001,260

Arizona : 4.06%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) §±	1.20	01/01/2037	69,495,000	50,196,933
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) §±	1.19	02/01/2042	8,735,000	8,188,189
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) §±	1.04	02/01/2042	4,045,000	3,808,125
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.00	07/01/2015	1,100,000	1,163,932
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2017	1,865,000	2,054,559
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	1,690,000	1,852,544
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue) §	7.75	05/01/2024	13,000,000	13,359,060
Maricopa County AZ Stadium Project (Miscellaneous Revenue, AMBAC Insured) §	5.38	06/01/2017	2,770,000	2,705,875
Pima County AZ IDA Acclaim Charter School Project (Miscellaneous Revenue) §	5.60	12/01/2016	600,000	596,016
Pima County AZ IDA Constellation School Project (Miscellaneous Revenue) §	7.00	01/01/2038	2,000,000	1,960,000
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue) §	5.45	12/01/2017	100,000	102,503
Pima County AZ IDA Legacy Traditional School Project (Miscellaneous Revenue) §	8.50	07/01/2039	4,750,000	5,073,950
Pima County AZ IDA Series A (Miscellaneous Revenue) §	7.75	07/01/2035	7,515,000	7,848,741
Pima County AZ IDA Series A (Miscellaneous Revenue) §	8.13	07/01/2041	4,435,000	4,700,169
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12/01/2020	1,000,000	1,034,840
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12/01/2021	1,000,000	1,029,790
Tempe AZ IDA Friendship Village Project Series A (Health Revenue) §	5.50	12/01/2022	1,000,000	1,027,850

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Arizona (continued)

Verrado AZ Community Facilities District # 1 (GO) §	6.00%	07/15/2013	$1,465,000	$1,506,269

				108,209,345

California : 19.11%
Access to Loans for Learning Student Loan Corporation California Student Loan Program Series D2 (Education Revenue, Guaranteed Student Loans Insured) §	7.85	07/01/2025	2,500,000	2,356,650
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2018	9,180,000	6,890,783
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2019	12,000,000	8,456,160
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2020	7,250,000	4,737,223
Alameda County CA COP (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	06/15/2019	1,400,000	950,362
Alhambra CA Unified School District CAB Election 2008 Series B (GO, AGM Insured) ¤	0.00	08/01/2031	2,175,000	757,487
Alhambra CA Unified School District CAB Election 2008 Series B (GO, AGM Insured) ¤	0.00	08/01/2032	3,795,000	1,234,324
Alhambra CA Unified School District CAB Election 2008 Series B (GO, AGM Insured) ¤	0.00	08/01/2034	5,000,000	1,415,600
Alhambra CA Unified School District CAB Election 2008 Series B (GO, AGM Insured) ¤	0.00	08/01/2035	6,700,000	1,791,111
Alhambra CA Unified School District CAB Series B (GO, Assured Guaranty Insured) ¤	0.00	08/01/2031	7,500,000	2,676,750
Anaheim CA PFA Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	09/01/2022	1,250,000	764,888
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	08/01/2037	1,305,000	328,442
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	08/01/2038	1,900,000	434,663
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	08/01/2039	2,005,000	416,759
California HFA MFHR Series B (Housing Revenue, AMBAC, FHA Insured) §	6.05	08/01/2016	560,000	560,711
California HFFA Community Program for Persons with Developmental Disabilities Series 2011-A (Miscellaneous Revenue, California Mortgages Insured) §	6.25	02/01/2026	2,400,000	2,732,904
California HFFA Providence Health Services Series C (Health Revenue) ±144A(h)	6.50	10/01/2016	10,050,000	11,751,767
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue) §	6.25	04/01/2034	4,000,000	4,539,720
California State DWR Center Valley Project Series AL (Water & Sewer Revenue)	5.00	12/01/2019	5,000,000	6,050,850
California State DWR Center Valley Project Series AM (Water & Sewer Revenue)	5.00	12/01/2020	3,000,000	3,539,790
California State DWR Center Valley Project Series AM (Water & Sewer Revenue)	5.00	12/01/2021	4,000,000	4,739,720
California State DWR Center Valley Project Series AM (Water & Sewer Revenue)	5.00	12/01/2022	6,500,000	7,717,970
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) §	5.00	12/01/2023	16,905,000	19,914,597
California Statewide CDA Aspire Public Schools (Miscellaneous Revenue) §	5.00	07/01/2020	1,000,000	1,020,010
California Statewide CDA Catholic Health Care West Series D (Health Revenue) §	5.50	07/01/2031	1,690,000	1,840,647
California Statewide CDA COP SAVRS (Health Revenue, ACA Radian Insured) §±(m)(n)(a)	0.73	05/15/2029	1,900,000	1,769,769
California Statewide CDA Sutter Health Series A (Health Revenue) §	6.00	08/15/2042	4,900,000	5,632,697
Cerritos CA Community College District CAB Election 2004 Series D (GO) ¤	0.00	08/01/2023	500,000	298,075
Cerritos CA Community College District CAB Election 2004 Series D (GO) ¤	0.00	08/01/2024	750,000	419,003

2

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Cerritos CA Community College District CAB Election 2004 Series D (GO) ¤	0.00%	08/01/2027	$1,000,000	$451,950
Cerritos CA Community College District CAB Election 2004 Series D (GO) ¤	0.00	08/01/2028	1,040,000	434,387
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	08/01/2031	1,000,000	356,900
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	08/01/2032	1,000,000	335,710
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	08/01/2033	1,000,000	314,880
Colton CA Unified School District CAB Series B (GO, AGM Insured) §¤	0.00	08/01/2037	15,000,000	3,620,250
Compton CA Community College District CAB Election 2002 Series C (Education Revenue) ¤	0.00	08/01/2032	2,515,000	697,108
Compton CA Community College District CAB Election 2002 Series C (Education Revenue) ¤	0.00	08/01/2033	2,000,000	518,320
Compton CA Community College District CAB Election 2002 Series C (Education Revenue) ¤	0.00	08/01/2036	510,000	105,590
Corona-Norca CA Unified School District CAB Election 2006 Series C (GO, AGM Insured) §¤	0.00	08/01/2039	2,920,000	2,563,906
Elk Grove CA Unified School District Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured) §	6.50	12/01/2024	500,000	562,700
Escondido CA Unified School District CAB Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2029	5,340,000	2,226,620
Gilroy CA Unified School District CAB Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2032	9,800,000	3,296,524
Golden State Tobacco Securitization Corporation Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) §±	0.59	06/01/2047	36,160,000	36,160,000
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) §¤	0.00	08/01/2019	2,650,000	1,707,660
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) §¤	0.00	08/01/2020	2,755,000	1,648,261
Grossmont CA Union High School District CAB Election 2004 (GO) ¤	0.00	08/01/2024	4,000,000	2,285,520
Grossmont CA Union High School District CAB Election 2004 (GO) ¤	0.00	08/01/2025	2,060,000	1,077,771
Grossmont CA Union High School District CAB Election 2004 (GO) ¤	0.00	08/01/2026	4,770,000	2,333,484
Grossmont CA Union High School District CAB Election 2004 (GO) ¤	0.00	08/01/2027	4,955,000	2,282,025
Hawthorne CA School District CAB Series C (GO, NATL-RE Insured) ¤	0.00	11/01/2025	1,265,000	584,063
Little Lake CA City School District CAB Series D (GO) ¤	0.00	07/01/2027	1,265,000	627,465
Little Lake CA City School District CAB Series D (GO) ¤	0.00	07/01/2029	1,170,000	521,399
M-S-R Energy Authority California Series B (Utilities Revenue) §	6.13	11/01/2029	30,000,000	35,078,100
M-S-R Energy Authority California Series B (Utilities Revenue) §	6.50	11/01/2039	7,000,000	8,562,120
M-S-R Energy Authority California Series C (Utilities Revenue) §	7.00	11/01/2034	2,370,000	3,084,200
Madera County CA COP Valley Children’s Hospital (Health Revenue, NATL-RE Insured) §	6.50	03/15/2015	345,000	372,362
Merced CA City School District CAB (GO, NATL-RE FGIC Insured) ¤	0.00	08/01/2024	1,375,000	766,934
Merced CA Union High School District CAB Series A (GO, NATL-RE FGIC Insured) ¤	0.00	08/01/2020	1,695,000	1,278,030
Modesto CA High School District CAB Series A (GO, NATL-RE FGIC Insured) ¤	0.00	08/01/2024	2,215,000	1,312,255
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) §144A	6.50	03/01/2028	2,000,000	2,005,880
Northern California Gas Authority # 1 Index Series B (Utilities Revenue) §±	0.99	07/01/2017	13,560,000	12,242,239
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) §±	1.02	07/01/2019	13,265,000	10,690,131
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) §±	1.11	07/01/2027	41,660,000	30,762,577
Norwalk-La Mirada CA Unified School District CAB Election 2002 Series E (GO, Assured Guaranty Insured) ¤	0.00	08/01/2030	195,000	72,105
Oak Grove CA School District CAB Series A (GO) ¤	0.00	08/01/2027	6,250,000	3,019,625
Oak Grove CA School District CAB Series A (GO) ¤	0.00	08/01/2029	6,650,000	2,772,851
Oakland CA Unified School District Alameda County Election 2006 Series A (GO) §	6.50	08/01/2024	1,000,000	1,163,040
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO) §	6.13	08/01/2029	5,000,000	5,522,250
Ontario Montclair CA School District CAB (GO, Assured Guaranty Insured) ¤	0.00	08/01/2028	1,500,000	686,745
Ontario Montclair CA School District CAB (GO, Assured Guaranty Insured) ¤	0.00	08/01/2030	2,000,000	735,600
Palo Alto CA Unified School District CAB Election 2008 (GO) ¤	0.00	08/01/2031	8,525,000	3,640,005
Palomar CA College District CAB Election 2006 Series B (GO) ¤	0.00	08/01/2024	5,125,000	3,036,255

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Palomar CA College District CAB Election 2006 Series B (GO) ¤	0.00%	08/01/2025	$2,000,000	$1,116,840
Palomar CA College District CAB Election 2006 Series B (GO) ¤	0.00	08/01/2027	1,720,000	817,430
Palomar CA College District CAB Election 2006 Series B (GO) ¤	0.00	08/01/2028	2,420,000	1,069,761
Palomar CA College District CAB Election 2006 Series B (GO) ¤	0.00	08/01/2029	3,345,000	1,394,765
Palomar CA College District CAB Election 2006 Series B (GO) ¤	0.00	08/01/2032	1,740,000	600,561
Palomar CA Pomerado Health CAB Election 2004 (GO) ¤	0.00	08/01/2039	18,915,000	3,883,817
Palomar CA Pomerado Health CAB Election 2004 Series A (GO, NATL-RE Insured) ¤	0.00	08/01/2019	4,340,000	3,366,625
Palomar CA Pomerado Health CAB Election 2004 Series A (GO) ¤	0.00	08/01/2038	10,000,000	2,184,700
Palomar CA Pomerado Health CAB Election 2004 Series B (GO) ¤	0.00	08/01/2034	12,575,000	3,491,449
Palomar CA Pomerado Health CAB Election 2004 Series B (GO) ¤	0.00	08/01/2035	13,880,000	3,639,752
Palomar CA Pomerado Health CAB Election 2004 Series B (GO) ¤	0.00	08/01/2036	6,615,000	1,636,022
Palomar CA Pomerado Health CAB Election 2004 Series B (GO) ¤	0.00	08/01/2037	5,000,000	1,162,700
Palomar CA Pomerado Health PFOTER 4683 (GO, NATL-RE Insured, Bank of America NA LIQ) §±144A	0.72	08/01/2037	31,250,000	31,250,000
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	03/01/2027	2,095,000	978,260
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	03/01/2028	4,450,000	1,953,194
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	03/01/2029	4,520,000	1,834,894
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	03/01/2030	6,725,000	2,561,351
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	03/01/2031	2,185,000	782,776
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	03/01/2032	2,000,000	674,720
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	03/01/2033	4,295,000	1,360,098
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured) §	5.50	05/01/2014	915,000	924,909
Rialto CA Unified School District CAB Series A (GO, NATL-RE, FGIC Insured) §¤	0.00	06/01/2025	11,185,000	5,493,848
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, Assured Guaranty Insured) §	5.88	08/01/2037	3,245,000	3,580,598
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue) §	6.25	07/01/2024	5,420,000	5,990,726
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) §±	0.60	12/01/2035	26,600,000	26,600,000
Sacramento County CA Sanitation Districts Financing Authority Regulation Series B (Water & Sewer Revenue, NATL-RE, FGIC Insured) §±	0.86	12/01/2035	24,000,000	16,918,320
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	08/01/2035	5,900,000	1,594,534
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	08/01/2036	5,000,000	1,241,850
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12/01/2019	1,040,000	1,135,233
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12/01/2020	2,000,000	2,223,760
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12/01/2021	2,585,000	2,934,414
San Buenaventura CA Community Mental Health System (Health Revenue) §	6.50	12/01/2022	2,500,000	2,819,300
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	07/01/2027	2,350,000	1,108,096
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	07/01/2028	2,800,000	1,242,920
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	07/01/2029	1,830,000	766,258
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	07/01/2030	3,085,000	1,219,501
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	07/01/2030	2,750,000	1,087,075
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	07/01/2031	2,000,000	747,180
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	07/01/2032	1,500,000	519,990
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	07/01/2033	1,000,000	324,930
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	07/01/2034	2,000,000	611,060
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	07/01/2035	1,500,000	426,720

4

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

San Diego CA Unified School District CAB Series C (GO) ¤	0.00%	07/01/2036	$14,395,000	$3,879,453
San Jose CA Unified Elementary School District CAB (GO, Assured Guaranty Insured) ¤	0.00	08/01/2025	2,570,000	1,471,171
San Jose CA Unified Elementary School District CAB (GO, Assured Guaranty Insured) ¤	0.00	08/01/2026	6,635,000	3,456,901
San Jose CA Unified Elementary School District CAB (GO, Assured Guaranty Insured) ¤	0.00	08/01/2027	6,130,000	2,961,648
San Rafael CA City High School District CAB Series B (GO, NATL-RE FGIC Insured) ¤	0.00	08/01/2025	2,905,000	1,662,938
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Miscellaneous Revenue, NATL-RE Insured)	6.25	07/01/2015	300,000	334,026
Santa Monica CA Community College District 2002 Election Series E (GO) ¤	0.00	08/01/2023	2,285,000	1,466,125
Santa Monica CA Community College District 2002 Election Series E (GO) ¤	0.00	08/01/2024	2,265,000	1,373,043
Santa Monica CA Community College District 2002 Election Series E (GO) ¤	0.00	08/01/2025	2,165,000	1,239,333
Santa Monica CA Community College District 2002 Election Series E (GO) ¤	0.00	08/01/2026	1,525,000	817,126
South Pasadena CA Unified School District CAB (GO) ¤	0.00	08/01/2029	425,000	173,655
Stockton CA PFA Delta Water Supply Project Series A (Water & Sewer Revenue, Union Bank NA LOC) §±	0.55	10/01/2040	21,000,000	21,000,000
Stockton CA Unified School District Election 2008 Series D (GO, AGM Insured) ¤	0.00	08/01/2036	6,420,000	1,485,395
Student Education Loan Marketing Corporation California Series IV D1 (Education Revenue, Guaranteed Student Loans Insured) §	5.88	01/01/2018	4,975,000	4,437,402
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00	08/01/2037	1,085,000	265,771
Tahoe-Truckee CA Unified School District CAB #2-A (GO, NATL-RE, FGIC Insured) ¤	0.00	08/01/2024	2,965,000	1,716,765
Union Elementary School District California CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	09/01/2019	1,750,000	1,400,753
Union Elementary School District California CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	09/01/2022	1,610,000	1,096,571
Union Elementary School District California CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	09/01/2024	2,800,000	1,699,684
West Contra Costa CA Unified School District 2005 Series C-1 (GO, Assured Guaranty Insured) ¤	0.00	08/01/2028	11,355,000	4,793,059
West Contra Costa CA Unified School District 2005 Series C-1 (GO, Assured Guaranty Insured) ¤	0.00	08/01/2029	1,690,000	670,981
West Contra Costa CA Unified School District 2005 Series C-1 (GO, Assured Guaranty Insured) ¤	0.00	08/01/2032	10,000,000	3,304,400
West Contra Costa CA Unified School District CAB Series D-2 (GO, AGM Insured) ¤	0.00	08/01/2036	20,000,000	5,166,400
Wiseburn CA School District CAB 2010 Election Series B (GO, AGM Insured) §¤	0.00	08/01/2034	2,000,000	588,820

				508,987,586

Colorado : 2.74%
Aurora CO Housing Authority MFHR 6th Avenue Project Series A (Housing Revenue, U.S. Bank NA LOC) §	5.70	12/01/2018	3,800,000	3,801,634
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured) §	7.13	12/01/2033	2,200,000	2,636,898
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue) §144A	6.13	12/15/2035	4,230,000	4,000,015
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue) §	5.75	07/01/2019	1,295,000	1,258,287
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue) §	5.50	10/01/2017	335,000	347,368
Colorado ECFA Charter School Monument Academy Project Series A (Miscellaneous Revenue) §	7.25	10/01/2039	500,000	530,350
Colorado ECFA Charter School Series A (Miscellaneous Revenue) §	6.25	11/01/2040	785,000	879,530
Colorado ECFA Charter School Series B (Miscellaneous Revenue) §	7.25	11/01/2034	4,330,000	4,663,194
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue, Morgal Obligation Insured) §	6.50	03/15/2043	1,290,000	1,402,501

5

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)

Colorado ECFA Union Colony Charter School Project (Miscellaneous Revenue) §144A	5.75%	12/01/2037	$1,605,000	$1,342,326
Colorado HFA Catholic Health Initiatives Series D (Health Revenue) §	6.25	10/01/2033	4,000,000	4,617,200
Colorado HFA Series A2 (Housing Revenue, NATL-RE, IBC Insured) §	6.50	08/01/2031	505,000	519,827
Colorado HFA Series B-3 (Housing Revenue, KBC Bank NV SPA) §±	1.30	05/01/2038	25,000,000	25,000,000
Colorado HFA Series B2 (Housing Revenue) §	7.10	04/01/2017	85,000	88,069
Colorado HFA Series B3 (Housing Revenue, AGM-CR Insured) §	6.70	08/01/2017	395,000	421,398
Colorado HFA SFHR Series D-2 (Housing Revenue) §	6.90	04/01/2029	180,000	189,268
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue) §	6.25	12/15/2020	475,000	506,445
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue) §	6.75	12/15/2025	455,000	484,975
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue) §	7.38	12/15/2040	3,905,000	4,241,962
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue) §	5.00	12/01/2017	3,655,000	3,969,001
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue) §	5.00	12/01/2020	3,730,000	3,925,377
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue) §	5.15	05/01/2017	2,290,000	2,314,663
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue) §	5.05	05/01/2015	390,000	394,532
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue) §	5.25	05/01/2020	290,000	286,494
Larimer County CO School District # 1 (GO, NATL-RE, IBC Insured) §	7.00	12/15/2016	2,250,000	2,743,515
Public Authority for Colorado Energy Natural Gas (Utilities Revenue) §	5.75	11/15/2018	2,210,000	2,451,045

				73,015,874

Connecticut : 0.46%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured) §	6.38	07/01/2016	900,000	902,169
Connecticut HEFA University of Hartford Series G (Education Revenue, Radian Insured) §	5.25	07/01/2026	540,000	556,535
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, AMBAC Insured) §	5.25	06/15/2022	2,000,000	2,025,720
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue) §	5.50	01/01/2014	3,755,000	3,767,054
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue) §	5.50	01/01/2015	5,000,000	5,014,300
New Haven CT Escrowed to Maturity Series C (GO, NATL-RE Insured) §	5.00	11/01/2019	5,000	5,185

				12,270,963

District of Columbia : 0.36%
District of Columbia Cesar Chavez Public Charter School (Miscellaneous Revenue) §	6.50	11/15/2021	6,095,000	6,410,355
District of Columbia HFA SFHR Series B (Housing Revenue, GNMA/FNMA Insured) §	5.85	12/01/2018	570,000	584,301
District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue) §	5.70	05/15/2012	205,000	205,898
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue) §	6.00	10/01/2035	2,000,000	2,445,680

				9,646,234

Florida : 4.58%
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured) §	5.00	09/01/2021	2,200,000	2,323,552
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue) §	6.25	05/01/2020	1,905,000	1,795,367

6

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)

Collier County FL School Board Refunding COP (Miscellaneous Revenue, AGM Insured)	5.25%	02/15/2021	$1,000,000	$1,183,210
Connerton FL West Community Development District Series B (Miscellaneous Revenue) (s)(i)	5.13	05/01/2016	3,275,000	1,146,250
Escambia County FL Health Facilities Authority Ascension Health Series C (Health Revenue) §	5.75	11/15/2032	5,000,000	5,115,150
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue) §	7.60	12/15/2047	825,000	897,179
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue) §	7.60	12/15/2042	2,815,000	2,981,564
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue) §	6.00	09/15/2030	4,750,000	4,918,530
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue) §	6.00	09/15/2040	4,000,000	4,074,160
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue) §	7.50	06/15/2033	5,775,000	6,136,746
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue) §	7.63	06/15/2041	5,000,000	5,301,650
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) §±	4.75	12/01/2015	145,000	146,736
Heritage Harbor FL Community Development District (Miscellaneous Revenue) §	7.75	05/01/2023	535,000	455,772
Heritage Isles FL Community Development District (Miscellaneous Revenue) §(s)(i)	7.10	10/01/2023	2,150,000	403,770
Hollywood FL Community Redevelopment Agency (IDR) §	5.13	03/01/2014	1,440,000	1,487,405
Indigo FL Community Development District Series C (Miscellaneous Revenue) §	1.40	05/01/2030	2,700,000	1,617,462
Jacksonville FL HCFR Jacksonville Medical Center Series A (Health Revenue) §	7.00	10/01/2029	3,470,000	3,469,896
Jacksonville FL Port Authority (Airport Revenue, Assured Guaranty Insured) §	6.00	11/01/2038	5,000,000	5,054,250
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue) §	6.95	05/01/2031	1,371,508	1,371,563
Marshall Creek FL Community Development District (Miscellaneous Revenue) §	6.63	05/01/2032	2,660,000	2,318,589
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue) §	7.65	05/01/2032	1,765,000	1,765,441
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	5.75	02/01/2026	3,055,000	3,400,398
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	5.75	02/01/2027	5,355,000	5,923,380
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	6.00	02/01/2028	2,180,000	2,455,029
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	6.00	02/01/2029	4,000,000	4,514,080
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	6.00	02/01/2030	2,000,000	2,252,320
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured) §	6.00	02/01/2031	2,000,000	2,238,260
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue) §	5.75	04/01/2028	1,200,000	1,299,096
Miami-Dade County FL IDA Series C (IDR) §±	3.09	07/01/2032	5,000,000	5,000,000
North Springs FL Improvement District Series B (Miscellaneous Revenue) §	7.00	05/01/2019	1,012,000	1,012,607
Palm Beach County FL Health Facilities Authority John F. Kennedy Memorial Hospital Incorporated Project Series C (Health Revenue) §	9.50	08/01/2013	630,000	671,933
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue) §	5.38	11/01/2028	2,000,000	2,307,240
Poinciana FL Community Development District Series A (Miscellaneous Revenue) §	7.13	05/01/2031	2,800,000	2,801,148
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue) §	6.50	11/15/2039	5,500,000	6,376,095
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue) §	6.20	11/15/2026	2,375,000	2,432,095

7

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)

Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue) §	7.38%	11/15/2041	$3,525,000	$3,824,590
Seminole Tribe Florida Series 2010A Gaming Division Series A (Miscellaneous Revenue) §144A	5.13	10/01/2017	4,450,000	4,630,225
South Miami FL Health Facilities Baptist Health (Health Revenue) §	5.00	08/15/2023	3,060,000	3,320,467
St. John’s County FL IDA Health Care Glenmoor Project Series B (Health Revenue) §±	7.88	01/01/2041	1,000,000	968,600
Stoneybrook FL Community Development District (Miscellaneous Revenue) §(s)(i)	7.00	10/01/2022	7,605,000	2,331,009
Sunrise FL CAB Series B (Tax Revenue, NATL-RE Insured) ¤	0.00	10/01/2016	3,965,000	3,325,723
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2020	2,020,000	2,159,400
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2021	2,140,000	2,291,448
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2022	2,265,000	2,407,401

				121,906,786

Georgia : 1.82%
Athens GA Housing Authority Student Housing Lease University of Georgia East Campus (Housing Revenue, AMBAC Insured) §	5.25	12/01/2020	1,315,000	1,358,461
Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (IDR) §	5.63	07/01/2018	2,640,000	2,660,830
Cobb & Marietta GA Coliseum & Exhibit Hall Authority (Tax Revenue, NATL-RE Insured) §	5.50	10/01/2012	340,000	345,709
Forsyth County GA Hospital Authority Anticipation Certificates Georgia Baptist Health Care System Project (Health Revenue) §	6.38	10/01/2028	465,000	604,272
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Estates Series C (Health Revenue) §	7.25	11/15/2029	6,000,000	6,011,640
Georgia HFA SFHR Series B-2 (Housing Revenue, GO of Authority Insured) §	5.35	12/01/2022	2,085,000	2,087,210
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured) §	5.50	12/01/2016	2,175,000	2,208,865
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured) §	5.50	12/01/2017	2,220,000	2,253,100
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured) §	5.50	12/01/2018	2,500,000	2,536,225
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, AMBAC Insured)	7.25	01/01/2024	400,000	552,388
Georgia Municipal Electric Authority Power Unrefunded Revenue (Utilities Revenue, NATL-RE, IBC, Bank of New York Insured) §	6.50	01/01/2017	450,000	514,827
Georgia Private Colleges & Universities Authority Series A (Education Revenue) §	5.00	10/01/2032	1,600,000	1,610,832
Georgia Private Colleges & Universities Authority Series A (Education Revenue) §	5.25	10/01/2027	2,000,000	2,096,020
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue) §	5.00	03/15/2018	1,750,000	1,978,148
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue) §	5.00	03/15/2022	4,675,000	5,285,228
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue) §	5.50	09/15/2022	3,230,000	3,533,911
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue) §	5.50	09/15/2027	3,170,000	3,520,444
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue) §	5.00	03/15/2016	1,685,000	1,808,561
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue) §	5.00	03/15/2018	3,185,000	3,418,938
Richmond County GA Development Authority Student Housing Facilities Augusta State University LLC Project Series A (Education Revenue) §	5.38	02/01/2025	3,870,000	3,982,462

				48,368,071

8

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Guam : 0.55%
Guam Government Hotel Occupancy Series A (Tax Revenue) §	6.50%	11/01/2040	$11,300,000	$12,682,894
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	450,000	464,607
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured) §	5.75	09/01/2031	60,000	69,386
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured) §	5.00	10/01/2018	1,400,000	1,399,972

				14,616,859

Hawaii : 0.00%
Hawaii State Housing Finance & Development Corporation Series A (Housing Revenue, FNMA Insured) §	5.75	07/01/2030	10,000	10,070

Idaho : 0.67%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue) §	7.38	06/01/2040	6,300,000	7,269,444
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue) §	6.25	12/01/2033	3,000,000	3,517,920
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Series A (Miscellaneous Revenue) §	6.50	12/01/2038	1,500,000	1,522,485
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue) §	6.00	06/01/2038	500,000	506,370
Idaho Housing & Finance Association North Star Charter School Project Series A (Miscellaneous Revenue) §	9.50	07/01/2039	2,500,000	2,757,675
Idaho Housing & Finance Association Series A (Miscellaneous Revenue) §	6.13	07/01/2038	1,500,000	1,475,790
Idaho Housing & Finance Association Series C2 (Housing Revenue) §	6.35	07/01/2015	30,000	30,072
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA VA Mortgages Insured) §	6.15	01/01/2028	70,000	70,304
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue) §	6.00	07/01/2014	205,000	208,659
Idaho Housing & Finance Association SFHR Series D (Housing Revenue) §	6.30	07/01/2025	420,000	420,680

				17,779,399

Illinois : 10.36%
Aurora IL Series B (Tax Revenue) §	5.85	12/30/2013	2,740,000	2,824,200
Chicago IL Board of Education CAB City Colleges (GO, NATL-RE, FGIC Insured) ¤	0.00	01/01/2025	5,000,000	2,785,600
Chicago IL Board of Education CAB School Reform Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	12/01/2020	1,000,000	746,620
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE, FGIC Insured) ¤	0.00	12/01/2021	24,135,000	17,071,651
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE, FGIC Insured) ¤	0.00	12/01/2022	9,160,000	6,083,431
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE, FGIC Insured) ¤	0.00	12/01/2028	17,130,000	7,386,970
Chicago IL Board of Education Series D (GO, AGM Insured) §	5.00	12/01/2025	1,000,000	1,077,710
Chicago IL CAB Project & Refunding Series A (GO, NATL-RE Insured) §±	5.56	01/01/2021	3,060,000	3,461,227
Cook County IL High School District #209 CAB Series A (GO, AGM Insured) §¤	0.00	12/01/2025	4,000,000	1,904,680
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) ¤	0.00	02/01/2019	500,000	408,405
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) §¤	0.00	02/01/2022	1,000,000	686,540
DuPage County IL Community Unit School District #46 School Building (GO, AMBAC Insured) ¤	0.00	01/01/2023	23,450,000	15,382,262
DuPage County IL Special Service Area #31 Monarch Landing Project (Tax Revenue) §	5.40	03/01/2016	129,000	128,365
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue) §	7.88	07/01/2020	125,195	89,995
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue) §	6.50	11/01/2038	5,000,000	5,742,200

9

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)

Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Insured) §	4.13%	09/01/2018	$1,315,000	$1,354,240
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured) §	5.35	07/01/2027	305,000	223,470
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue) §	6.00	08/15/2039	5,000,000	5,711,850
Illinois Finance Authority Student Housing (Education Revenue) §	5.13	10/01/2020	5,000,000	5,267,500
Illinois Finance Authority Student Housing Illinois State University (Education Revenue) §	6.75	04/01/2031	8,000,000	8,717,440
Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured) §	5.80	12/20/2041	6,520,000	6,755,828
Illinois Series B (GO, DEPFA Bank plc SPA) §±	2.90	10/01/2033	21,000,000	21,000,000
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured) ¤	0.00	06/15/2021	9,595,000	6,587,447
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured) ¤	0.00	06/15/2022	9,150,000	5,872,928
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured) ¤	0.00	06/15/2023	7,500,000	4,491,075
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured) ¤	0.00	06/15/2025	7,500,000	3,924,525
Illinois State (GO, AMBAC Insured) §	5.00	04/01/2020	5,905,000	6,327,739
Illinois State (GO, AMBAC Insured) §	5.00	11/01/2025	4,900,000	5,128,536
Illinois State (GO, AMBAC Insured) §	5.00	04/01/2027	7,475,000	7,839,780
Illinois State (GO, AMBAC Insured) §	5.00	04/01/2028	6,705,000	7,014,637
Illinois State (GO)	5.50	01/01/2030	2,900,000	3,270,794
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue) §	6.88	10/01/2031	2,000,000	2,129,380
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue) §	7.13	10/01/2041	1,300,000	1,392,417
Illinois State Series 1 (GO, NATL-RE, FGIC Insured) §	6.00	11/01/2026	3,000,000	3,546,090
Kane & De Kalb County IL Community Unit School District #302 School Building (GO, AGM Insured) §	5.50	02/01/2025	1,265,000	1,447,830
Kane & De Kalb County IL Community Unit School District #302 School Building (GO, AGM Insured) §	5.50	02/01/2026	3,610,000	4,120,165
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	02/01/2026	5,050,000	2,709,881
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	02/01/2027	12,050,000	6,083,804
Lake County IL Community Consolidated School District #24 Millburn CAB Bonds (GO, NATL-RE, FGIC Insured) ¤	0.00	12/01/2015	1,745,000	1,571,634
Lake County IL Community Consolidated School District #38 CAB Bonds (GO, AMBAC Insured) ¤	0.00	02/01/2024	5,385,000	2,826,048
Lake County IL Community High School District #117 Antioch CAB Series B (GO, NATL-RE, FGIC Insured) ¤	0.00	12/01/2016	3,150,000	2,685,753
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	02/01/2016	910,000	778,623
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	02/01/2017	325,000	265,025
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	02/01/2018	3,925,000	3,023,114
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	02/01/2019	675,000	489,240
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	02/01/2020	1,250,000	849,463
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	02/01/2021	600,000	381,990
Lake County IL Township High School District #126 Zion-Benton CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	02/01/2020	910,000	682,873
McHenry & Kane Counties IL Community Consolidated School District #158 Huntley CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	01/01/2019	765,000	594,864
McHenry & Kane Counties IL Community School District #158 CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	01/01/2021	2,100,000	1,463,301
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12/15/2024	6,850,000	3,965,397
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	06/15/2025	15,360,000	8,595,302

10

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)

Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00%	12/15/2025	$6,600,000	$3,605,778
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series B (Tax Revenue, AGM Insured) ¤	0.00	06/15/2027	7,400,000	3,667,144
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE Insured) ¤	0.00	06/15/2028	29,980,000	13,985,970
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE, FGIC Insured) ¤	0.00	06/15/2029	20,400,000	8,973,348
Regional Transportation Authority Illinois (Tax Revenue, AGM, GO of Authority Insured) §	5.75	06/01/2023	400,000	504,116
Riverdale IL (GO) §	8.00	10/01/2036	4,400,000	4,660,964
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue) §	5.00	03/01/2025	2,525,000	2,107,592
Southwestern Illinois Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue) §	5.35	03/01/2031	1,500,000	1,205,040
Tazewell County IL School District #51 (GO, NATL-RE, FGIC Insured)	9.00	12/01/2023	555,000	843,683
Town of Cicero IL Series A (GO, XLCA Insured) §	5.25	01/01/2016	2,000,000	2,116,860
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) ¤	0.00	04/01/2025	765,000	436,777
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) ¤	0.00	04/01/2026	2,355,000	1,254,273
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) ¤	0.00	04/01/2027	2,435,000	1,219,984
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue) §	5.75	04/01/2038	14,000,000	15,510,600
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	11/01/2023	1,500,000	942,300

				275,904,268

Indiana : 0.88%
Indiana Bond Bank Special Program BMA Index Series B2 (Utilities Revenue) §±	0.85	10/15/2022	2,930,000	2,524,371
Indiana Finance Authority Environmental Duke Energy Series B (IDR) §	6.00	08/01/2039	2,000,000	2,284,780
Indiana HEFA Clarian Health Series B (Health Revenue) §	5.00	02/15/2022	3,050,000	3,228,608
Indiana HEFA Community Foundation of Northwest Indiana (Health Revenue) §	5.50	03/01/2027	2,000,000	2,081,940
Indianapolis IN Gas Utility Authority (Utilities Revenue)	0.65	04/03/2012	10,000,000	10,000,000
Indianapolis IN Local Public Improvement Series B (Miscellaneous Revenue) §	6.00	01/10/2020	40,000	46,611
Zionsville IN Community School Building Corporation CAB Series A (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	01/15/2026	660,000	368,188
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	07/15/2028	3,030,000	1,480,185
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	01/15/2029	3,020,000	1,414,598
				23,429,281

Kansas : 0.47%
Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Health Revenue, ACA Insured) §	6.13	04/01/2012	75,000	75,002
Olathe KS Special Obligation West Village Center Project (Tax Revenue) §	5.50	09/01/2026	1,165,000	778,138
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured) §±	6.70	06/01/2029	210,000	213,394
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA/FNMA Insured) §	5.70	12/01/2036	405,000	425,732
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series B (Tax Revenue) §	5.00	12/01/2020	9,365,000	9,857,599

11

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Kansas (continued)

Wyandotte County & Kansas City KS Unified Government Transportation Development District Legends Village West Project (Tax Revenue) §	4.88%	10/01/2028	$1,230,000	$1,134,134

				12,483,999

Kentucky : 1.78%
Kentucky Asset / Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) §±	0.90	11/01/2027	21,110,000	18,214,975
Kentucky Asset / Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE, FGIC Insured) §±	0.92	11/01/2025	16,825,000	13,483,892
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10/01/2023	4,170,000	2,400,252
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10/01/2028	4,800,000	1,932,432
Kentucky EDFA Norton Hospital Center Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10/01/2020	9,300,000	6,444,807
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, NATL-RE Insured) §±	5.95	10/01/2017	4,580,000	4,864,189

				47,340,547

Louisiana : 0.64%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2018	2,715,000	2,908,525
Louisiana PFA Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured) §	4.50	07/01/2038	385,000	281,331
Louisiana PFA Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured) §	5.00	07/01/2030	700,000	586,677
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured) §	5.00	06/01/2019	435,000	474,833
Louisiana State Tobacco Settlement Financing Corporation Series 2001B (Tobacco Revenue) §	5.50	05/15/2030	1,885,000	1,897,931
New Orleans LA (GO, FGIC Insured) §	5.50	12/01/2021	1,700,000	1,971,558
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue) §	6.50	01/01/2040	5,950,000	6,444,981
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.75	06/01/2018	770,000	869,854
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	6.00	06/01/2019	320,000	368,874
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured) §	6.00	06/01/2024	1,000,000	1,128,310

				16,932,874

Maine : 0.43%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, Assured Guaranty Insured) §	5.88	12/01/2039	10,465,000	11,519,349
Maryland : 0.73%
Howard County MD COP Agricultural Land Preservation # 90-23 Series A (Miscellaneous Revenue) §	8.00	08/15/2020	302,000	413,233
Maryland CDA Department of Housing & Community Development (Housing Revenue, KBC Bank NV SPA) §±	0.45	09/01/2043	14,525,000	14,525,000
Maryland CDA Department of Housing & Community Development Series A (Housing Revenue) §	5.50	07/01/2022	1,000,000	1,003,720
Maryland CDA Department of Housing & Community Development Series A (Miscellaneous Revenue) §	5.88	07/01/2021	500,000	500,820
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue) §	5.50	09/01/2031	575,000	595,792
Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (IDR) §	7.50	09/01/2015	2,285,000	2,370,779

				19,409,344

12

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Massachusetts : 2.22%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue) §	8.00%	04/15/2031	$2,460,000	$2,912,074
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue) §	8.00	04/15/2039	3,900,000	4,571,307
Massachusetts Educational Finance Authority Series 1 (Education Revenue) §	6.00	01/01/2028	3,445,000	3,868,425
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	01/01/2020	3,450,000	3,741,767
Massachusetts Educational Finance Authority Series E (Education Revenue, AMBAC Insured) §	5.30	01/01/2016	1,315,000	1,317,748
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue) §±	1.07	07/01/2038	25,000,000	24,678,000
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue) §	5.13	12/01/2034	100,000	100,588
Massachusetts Industrial Finance Agency Ogden Haverhill Project Series A (Resource Recovery Revenue) §	5.60	12/01/2019	5,425,000	5,443,771
Massachusetts State Port Authority Delta Airlines Incorporated Project Series A (IDR, AMBAC Insured) §	5.50	01/01/2013	800,000	797,768
Massachusetts State Water Resources Series D Class 6 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) §±	0.74	08/01/2025	11,620,000	11,620,000

				59,051,448

Michigan : 5.05%
Cesar Chavez Academy Michigan Incorporated COP (Miscellaneous Revenue) §	8.00	02/01/2033	1,400,000	1,444,912
Detroit MI Capital Improvement Limited Tax Series A-1 (GO)	5.00	04/01/2015	5,855,000	5,331,856
Detroit MI City School District GO (GO, AGM, Qualified School Board Loan Fund Insured) §	5.00	05/01/2019	7,425,000	8,142,998
Detroit MI Distribution of State Aid (GO) §	5.00	11/01/2030	3,150,000	3,339,284
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	07/01/2018	3,050,000	2,246,539
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	07/01/2019	3,050,000	2,106,300
Detroit MI Sewage Disposal Refunding Revenue Floating Rate Notes Series D (Water & Sewer Revenue, AGM Insured) §±	0.99	07/01/2032	10,000,000	7,101,100
Detroit MI Sewage Disposal Refunding Revenue Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured) §	5.00	07/01/2020	5,000,000	5,243,350
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series B (Water & Sewer Revenue, AGM Insured) §	7.50	07/01/2033	16,985,000	21,203,564
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.25	07/01/2016	1,500,000	1,669,230
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE, FGIC Insured) §	5.00	07/01/2022	3,225,000	3,376,898
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE, FGIC Insured) §	5.00	07/01/2023	3,340,000	3,487,361
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) §	5.00	07/01/2022	1,500,000	1,566,090
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGM Insured) §	7.00	07/01/2036	9,675,000	11,512,670
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, NATL-RE Insured) §	5.25	07/01/2019	2,540,000	2,604,897
Jackson MI CAB Downtown Development (GO, AGM Insured) §¤	0.00	06/01/2026	2,710,000	1,218,606
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue) §	6.50	10/01/2020	225,000	236,997
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue) §	8.00	10/01/2040	1,175,000	1,300,255
Michigan Finance Authority Limited Obligation Hope Academy (Miscellaneous Revenue) §	8.13	04/01/2041	2,385,000	2,646,873
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue) §	7.50	12/01/2020	490,000	516,053
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue) §	8.00	12/01/2030	1,135,000	1,185,939
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue) §	8.25	12/01/2039	2,220,000	2,333,020

13

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)

Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue) §	5.25%	12/01/2020	$1,635,000	$1,620,301
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue) §	5.90	12/01/2030	2,000,000	1,933,980
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue) §	5.25	11/01/2015	250,000	253,985
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue) §	6.25	11/01/2020	440,000	456,830
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue) §	7.38	11/01/2030	2,920,000	3,121,100
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue) §	7.50	11/01/2040	4,145,000	4,419,731
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured) §	4.00	11/01/2021	150,000	136,013
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured) §	4.80	11/01/2015	150,000	150,582
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2017	450,000	473,045
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	4.25	12/01/2016	2,770,000	2,828,696
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2015	1,480,000	1,571,479
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured) §	5.00	12/01/2017	2,475,000	2,603,576
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured) §	5.25	12/01/2023	1,185,000	1,188,093
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.63	05/01/2016	1,000,000	987,710
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75	05/01/2017	450,000	439,191
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured) §	4.00	05/01/2019	100,000	95,471
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	05/01/2016	175,000	154,124
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	05/01/2017	230,000	193,379
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	05/01/2019	75,000	56,714
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	05/01/2020	50,000	35,635
Michigan Municipal Bond Authority School District of Detroit (Miscellaneous Revenue, AGM Insured) §	5.00	06/01/2019	3,000,000	3,126,780
Michigan Public Educational Facilities Authority Bradford Academy Project (Miscellaneous Revenue) §	8.75	09/01/2039	3,500,000	3,074,645
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue) §144A	6.50	09/01/2037	2,000,000	1,350,420
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue) §	8.50	09/01/2029	1,500,000	1,314,795
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Miscellaneous Revenue, Qualified School Board Loan Fund Insured) §	7.00	10/01/2036	1,222,500	1,212,598
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) §	6.25	10/01/2023	975,000	902,655
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue) §	8.38	12/01/2030	2,085,000	2,235,766
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue) §	8.63	12/01/2039	4,170,000	4,505,185
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12/01/2014	500,000	547,930
Michigan State Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	07/01/2020	1,200,000	1,411,440
Michigan State Strategic Fund Series A (Miscellaneous Revenue, Assured Guaranty Insured) §	5.25	10/15/2021	40,000	44,562

14

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)

Star International Academy Michigan COP (Miscellaneous Revenue) §	6.13%	03/01/2037	$1,150,000	$1,129,047
Wayne County MI Airport Authority Junior Lien (Airport Revenue, NATL-RE, FGIC Insured)	5.00	12/01/2016	1,115,000	1,227,381

				134,617,631

Minnesota : 0.14%
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue) §	7.00	08/01/2038	750,000	774,623
Becker MN PCR Northern States Power Series A (IDR) §±	8.50	09/01/2019	550,000	571,907
Falcon Height MN Kaleidoscope Charter School Series A (Miscellaneous Revenue) §	6.00	11/01/2037	850,000	803,344
Woodbury MN Math Science Academy Project Series A (Miscellaneous Revenue) §	7.50	12/01/2031	1,500,000	1,539,405

				3,689,279

Mississippi : 0.02%
Gulfport-Biloxi MS Regional Airport Authority Passenger Facilities Series A (Airport Revenue, ACA Insured) §	5.00	10/01/2022	450,000	395,442

Missouri : 1.14%
Desloge MO US Highway 67 State Street Redevelopment Project (Tax Revenue) §	5.20	04/15/2020	95,000	95,185
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue) §	4.50	04/01/2021	255,000	260,750
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue) §	6.88	09/01/2032	4,600,000	4,653,038
Lake of the Ozarks Missouri Community Bridge Corporation (Transportation Revenue) §	5.25	12/01/2014	1,910,000	1,830,143
Manchester MO Highway 141 Manchester Road Project (Tax Revenue) §	6.00	11/01/2025	3,000,000	3,141,630
Missouri HEFA Rockhurst University Series A (Education Revenue) §	6.50	10/01/2035	1,800,000	1,970,586
Ozark MO COP Community Center Project (Miscellaneous Revenue) §	5.00	09/01/2026	460,000	466,251
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2015	500,000	553,775
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2016	1,500,000	1,692,510
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	07/15/2019	4,375,000	2,867,200
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue) §	6.25	07/01/2029	2,000,000	2,255,240
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Miscellaneous Revenue, AGM Insured) ¤	0.00	07/15/2032	5,000,000	1,685,900
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Miscellaneous Revenue, AGM Insured) ¤	0.00	07/15/2034	6,750,000	1,949,400
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Miscellaneous Revenue, AGM Insured) ¤	0.00	07/15/2037	3,000,000	727,650
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Miscellaneous Revenue, AGM Insured) ¤	0.00	07/15/2031	5,000,000	1,843,300
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Miscellaneous Revenue, AGM Insured) ¤	0.00	07/15/2033	6,250,000	1,932,313
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Miscellaneous Revenue, AGM Insured) ¤	0.00	07/15/2035	5,790,000	1,577,949
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Miscellaneous Revenue, AGM Insured) ¤	0.00	07/15/2036	3,500,000	899,955

				30,402,775

Nevada : 0.30%
Clark County NV Airport Jet Project Series C (Airport Revenue, AMBAC Insured) §	5.38	07/01/2019	3,000,000	3,112,230

15

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Nevada (continued)

Director of The State of Nevada Department of Business & Industry Republic Services Incorporate Project (Resource Recovery Revenue) §±	5.63%	12/01/2026	$300,000	$337,791
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC) §	5.00	06/01/2024	2,450,000	2,518,453
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC) §	5.13	06/01/2027	1,900,000	1,938,779

				7,907,253

New Hampshire : 1.67%
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	01/01/2021	2,375,000	1,041,794
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	01/01/2025	250,000	73,710
New Hampshire Business Finance Authority Series A (IDR, NATL-RE Insured) §±(m)(n)(a)	0.19	05/01/2021	55,475,000	43,372,599

				44,488,103

New Jersey : 2.42%
Mercer County NJ Improvement Authority Special Services School District Series A (Miscellaneous Revenue, County Guaranty Insured) §	5.95	12/15/2012	135,000	139,670
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) §±	1.99	02/01/2018	3,000,000	3,010,890
New Jersey EDFA Department of Human Services Series A (Health Revenue) §	5.70	07/01/2012	355,000	358,919
New Jersey HEFAR Series 1A (Education Revenue) §	4.75	12/01/2029	1,705,000	1,729,364
New Jersey HEFAR Student Loan Series A-2 (Education Revenue) ±	1.44	06/01/2036	17,000,000	16,336,150
New Jersey HFFA Burdette Tomlin Memorial Hospital (Health Revenue) §	5.60	07/01/2019	2,825,000	2,831,046
New Jersey Housing & Mortgage Finance Agency MFHR Series A (Housing Revenue, AMBAC, FHA Insured) §	5.40	11/01/2017	1,125,000	1,126,508
New Jersey Housing & Mortgage Finance Agency MFHR Series B (Housing Revenue, AGM Insured) §	6.05	11/01/2017	815,000	830,518
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured) §	5.35	11/01/2013	2,530,000	2,537,792
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured) §	5.45	11/01/2014	840,000	842,848
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured) §	5.70	05/01/2020	185,000	185,355
New Jersey Housing & Mortgage Finance Agency MFHR Series E-2 (Housing Revenue, AGM Insured) §	5.70	11/01/2020	340,000	340,653
New Jersey State HEFAR Series A (Education Revenue) §	5.00	06/01/2027	6,575,000	6,779,285
New Jersey State HEFAR Series A (Education Revenue) §	5.63	06/01/2030	2,650,000	2,900,399
New Jersey State Transportation System Series A (Transportation Revenue, NATL-RE, FGIC Insured)	5.75	06/15/2025	10,000,000	12,389,200
New Jersey State Transportation Trust Fund Authority (Transportation Revenue) §	6.00	12/15/2038	10,425,000	11,877,098
Stony Brook NJ Regional Sewer Authority Series B (Water & Sewer Revenue, GO of Authority Insured) §	5.45	12/01/2012	110,000	113,144
West Windsor Township NJ Parking Authority (Transportation Revenue, Municipal Government Guaranty GO of Authority Insured) §	6.10	12/01/2012	50,000	50,244

				64,379,083

New Mexico : 0.07%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA, FNMA, FHLMC Insured) §	5.35	03/01/2030	1,365,000	1,493,133
Otero County NM Jail Project (Miscellaneous Revenue) §	5.50	04/01/2013	375,000	371,513

				1,864,646

16

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New York : 6.67%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue) §	4.75%	12/01/2014	$1,640,000	$1,644,887
Hempstead Town NY Local Development The Academy Charter School Series A (Miscellaneous Revenue) §	8.25	02/01/2041	10,005,000	10,561,078
Metropolitan Transportation Authority NY Series 2008-C (Transportation Revenue) §	6.50	11/15/2028	8,000,000	9,731,360
Metropolitan Transportation Authority NY Services Contract Series 7 (Miscellaneous Revenue) §	5.63	07/01/2016	10,000,000	10,719,200
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) §±	0.29	06/15/2032	25,275,000	25,275,000
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue, Dexia Credit Local SPA) §±	0.29	06/15/2033	10,000,000	10,000,000
New York City NY Transitional Finance Authority Subseries A-3 (Tax Revenue, Dexia Credit Local SPA) §±	0.30	08/01/2023	15,000,000	15,000,000
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) §±	1.10	05/01/2018	6,490,000	6,110,919
New York NY Municipal Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue) §	6.00	06/15/2040	11,625,000	13,930,935
New York NY Municipal Finance Authority Series 2009-A (Water & Sewer Revenue) §	5.75	06/15/2040	5,000,000	5,815,350
New York NY Subseries H-2 (GO, Dexia Credit Local LOC) §±	0.31	01/01/2036	3,920,000	3,920,000
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue, State Aid Withholding Insured) §	5.75	01/15/2039	2,500,000	2,846,975
New York State Dormitory Authority Series B (Tax Revenue) §	5.75	03/15/2036	10,000,000	11,592,800
New York State Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) §±(x)	13.39	07/01/2026	4,300,000	4,339,216
New York State Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue) §	6.95	07/01/2026	2,600,000	2,611,856
New York Urban Development Corporation (Housing Revenue) §	5.88	02/01/2013	12,000,000	12,057,480
New York Urban Development Corporation Sub Lien (Housing Revenue, Housing & Urban Development 236 GO of Corporation Insured) §	5.50	07/01/2016	6,115,000	6,139,705
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue) §±	5.55	11/15/2024	905,000	913,045
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue) §±	5.63	11/15/2024	2,500,000	2,527,325
Niagara Falls NY Public Improvement Project (GO, NATL-RE Insured)	7.50	03/01/2014	915,000	1,015,925
Niagara Falls NY Public Improvement Project (GO, NATL-RE Insured)	7.50	03/01/2016	685,000	819,657
Niagara Falls NY Public Improvement Project (GO, NATL-RE Insured)	7.50	03/01/2016	65,000	81,808
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, NATL-RE Insured) §	5.75	12/01/2025	4,000,000	3,999,960
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) §±144A	6.63	10/01/2035	10,000,000	10,099,200
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue) §	4.50	06/01/2026	520,000	516,688
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue) §	5.00	06/01/2025	500,000	521,145
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue) §	5.00	06/01/2032	750,000	751,133
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue) §	5.25	06/01/2037	350,000	349,489
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue) §	5.75	06/01/2024	2,380,000	2,676,667
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue) §	6.00	06/01/2041	1,000,000	1,102,570

				177,671,373

North Carolina : 0.31%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue) §	5.50	01/01/2026	1,250,000	1,421,663
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue) §	6.75	01/01/2024	2,000,000	2,466,260

17

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
North Carolina (continued)

North Carolina Turnpike Authority Triangle Expressway Systems Series A (Transportation Revenue, Assured Guaranty Insured) §	5.75%	01/01/2039	$4,000,000	$4,430,320

				8,318,243

Ohio : 1.08%
Adams & Highland Counties OH Valley Local School District (GO, NATL-RE Insured) §	7.00	12/01/2015	1,435,000	1,588,043
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2016	1,500,000	1,635,345
Allen County OH Catholic Healthcare Series B (Health Revenue) §	5.25	09/01/2027	3,995,000	4,351,833
Kings OH Local School District (GO, NATL-RE, FGIC Insured) §	7.50	12/01/2016	890,000	1,037,954
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, NATL-RE Insured) §	6.25	04/01/2020	2,500,000	2,976,425
Ohio Enterprise Bond Toledo Series 2A (IDR) §	5.50	12/01/2019	3,525,000	3,843,942
Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, AMBAC Insured) §	5.00	02/15/2018	4,020,000	4,244,557
Ohio State Air Quality Development Authority U.S. Steel Corporation Project (IDR)	5.38	11/01/2015	7,200,000	7,312,536
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue) §	5.75	12/01/2027	1,900,000	1,879,347

				28,869,982

Oklahoma : 0.51%
Comanche County OK Independent School District # 4 Geronimo (Education Revenue) §	6.25	08/15/2014	2,509,341	2,617,719
McAlester OK Public Works Authority Series A (Miscellaneous Revenue, FSA Insured) §	5.75	02/01/2020	965,000	987,060
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, NATL-RE Insured) §	6.00	01/01/2023	5,000,000	5,760,300
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) §±(m)(n)(a)	0.58	06/01/2019	4,700,000	4,304,277

				13,669,356

Oregon : 0.15%
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2013	2,855,000	2,863,594
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2014	1,100,000	1,101,474

				3,965,068

Pennsylvania : 7.18%
Allegheny County PA Airport Authority Pittsburg International Airport (Airport Revenue, NATL-RE, IBC, FGIC Insured) ±	5.00	01/01/2016	1,410,000	1,489,298
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series A-1 (Health Revenue) §±	1.19	02/01/2037	3,095,000	2,492,992
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue) §	5.63	08/15/2039	5,000,000	5,480,800
Allegheny County PA IDA Propel Schools Homestead Project Series A (Miscellaneous Revenue) §	7.50	12/15/2029	2,235,000	2,295,501
Allegheny County PA Series C-59B (GO, AGM Insured) §±	0.92	11/01/2026	14,675,000	12,080,460
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue) §	5.63	10/01/2015	1,275,000	1,275,013
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue) §	6.10	07/01/2013	845,000	848,135
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue) §	6.20	07/01/2019	2,110,000	2,110,190
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	07/01/2032	12,500,000	14,380,000
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	16,075,000	18,300,745

18

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)

Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, AMBAC Insured)	7.75%	07/01/2027	$2,480,000	$3,394,078
Delaware Valley PA Regional Financial Authority Series 1985-B (Miscellaneous Revenue, Bayerische Landesbank LOC) §±	0.85	12/01/2020	13,700,000	13,700,000
Delaware Valley PA Regional Financial Authority Series C (Miscellaneous Revenue) ±	0.98	06/01/2027	5,100,000	3,782,517
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) §±	5.25	12/01/2033	10,000,000	10,077,900
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) §±	5.00	12/01/2033	4,875,000	4,877,681
JPMorgan Chase PUTTER/DRIVER Trust Series 3933 GO (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) §±144A	0.35	06/29/2012	67,000,000	67,000,000
Luzerne County PA Series C (GO, FSA Insured) §	7.00	11/01/2018	665,000	792,560
Luzerne County PA Series E (GO, FSA Insured) §	8.00	11/01/2027	135,000	163,767
McKeesport PA Area School District CAB (GO, NATL-RE State Aid Withholding Insured) ¤	0.00	10/01/2025	1,000,000	507,820
Penn Hills Municipality PA Compound Interest Bonds Series B (GO, AMBAC Insured) ¤	0.00	12/01/2017	1,000,000	858,130
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured) §	5.80	06/01/2023	4,000,000	4,087,680
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	4,000,000	4,033,600
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2015	5,750,000	5,818,713
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	12/01/2015	1,625,000	1,777,588
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	12/01/2016	680,000	751,998
Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Utilities Revenue)	5.25	08/01/2017	3,340,000	3,757,667
Philadelphia PA IDA New Foundations Charter School Project (Miscellaneous Revenue) §	6.00	12/15/2027	300,000	307,110
Philadelphia PA IDA New Foundations Charter School Project (Miscellaneous Revenue) §	6.63	12/15/2041	1,500,000	1,520,115
Philadelphia PA Municipal Authority (Miscellaneous Revenue)	4.70	04/01/2015	370,000	395,756
Scranton PA School District Prerefunded (GO, AMBAC, State Aid Withholding Insured) §	5.00	04/01/2017	2,155,000	2,163,340
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue) §	6.25	06/01/2022	750,000	765,210

				191,286,364

Puerto Rico : 3.07%
Puerto Rico Electric Power Authority MSTR Series SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured, Societe Generale LIQ) §±	0.25	07/01/2029	3,160,000	3,160,000
Puerto Rico Electric Power Authority Refunding LIBOR Series UU (Utilities Revenue) §±	1.09	07/01/2031	11,355,000	7,928,856
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) §±	0.91	07/01/2029	14,000,000	10,103,660
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured) §	6.00	07/01/2018	1,070,000	1,327,528
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured) §	6.00	07/01/2018	930,000	1,093,448
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue) §	6.38	08/01/2039	1,845,000	2,132,506
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) §±	0.50	08/01/2057	46,360,000	46,360,000
Puerto Rico Series B-3 (Miscellaneous Revenue, AGM Insured) §±	2.59	07/01/2024	6,075,000	6,075,000
Puerto Rico Series B-3 (Miscellaneous Revenue, AGM Insured) §±	2.59	07/01/2027	3,175,000	3,175,000

19

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico (continued)

University of Puerto Rico Series Q (Education Revenue)	5.00%	06/01/2016	$460,000	$491,910

				81,847,908

Rhode Island : 0.12%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, NATL-RE Insured) §	5.80	09/01/2022	3,295,000	3,297,900

South Carolina : 2.23%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured) §	7.00	12/01/2013	565,000	586,086
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured) §	8.50	12/01/2018	1,780,000	1,921,083
Berkeley County SC School District Installment Lease Securing Assets for Education (Miscellaneous Revenue) §	5.25	12/01/2024	1,760,000	1,826,704
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (IDR)	6.75	05/01/2017	400,000	504,024
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) ±(h)	5.25	12/01/2013	15,000,000	16,720,050
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District # 1 Series B (Miscellaneous Revenue, AGM Insured) §	5.00	12/01/2026	2,295,000	2,423,979
Columbia SC Parking Facilities (Transportation Revenue, AMBAC Insured) §	5.88	12/01/2013	1,055,000	1,059,231
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2013	96,519	91,058
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2014	100,958	87,318
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2015	109,160	85,169
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2016	121,679	53,591
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2017	164,621	66,770
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2018	181,929	67,215
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2019	198,059	67,427
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2020	215,428	68,745
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2021	255,522	74,988
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2022	270,213	74,430
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) §¤	0.00	01/01/2032	1,361,800	189,454
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) §¤	0.00	01/01/2042	1,054,839	67,278
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) §¤	0.00	07/22/2051	609,859	16,887
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) §¤	0.00	01/01/2032	457,290	26,303
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) §¤	0.00	07/22/2051	236,623	2,106
Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Miscellaneous Revenue, AGC Insured) §	5.00	12/01/2024	7,415,000	8,081,683
Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Miscellaneous Revenue, AGC Insured) §	5.00	12/01/2026	3,420,000	3,700,782
Kershaw County SC Public Schools Foundation Installment Power Revenue (Miscellaneous Revenue, AGC Insured) §	5.00	12/01/2018	200,000	227,304

20

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina (continued)

Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured) §	5.00%	12/01/2021	$2,870,000	$3,186,819
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured) §	5.00	12/01/2022	1,405,000	1,547,579
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured) §	5.00	12/01/2023	6,950,000	7,626,096
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, RADIAN Insured) §	6.00	12/01/2031	2,890,000	3,022,218
Newberry SC Newberry County School District Project (Miscellaneous Revenue) §	5.25	12/01/2017	760,000	833,211
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	01/01/2019	210,000	276,123
Piedmont SC Municipal Power Agency Series A (Utilities Revenue, FGIC Insured)	6.50	01/01/2014	290,000	319,838
Scago Educational Facilities Corporation for Colleton School District (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	12/01/2015	150,000	168,399
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue) §	5.10	10/01/2029	2,680,000	2,892,872
South Carolina Housing Finance & Development Authority Mortgage Series A-2 (Housing Revenue, AGM Insured) §	6.35	07/01/2019	75,000	75,011
South Carolina Housing Finance & Development Authority Mortgage Series B-1 (Housing Revenue, AGM Insured) §	5.75	07/01/2015	195,000	195,823
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) ¤	0.00	10/01/2030	930,000	398,003
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) ¤	0.00	10/01/2031	1,835,000	744,404

				59,376,061

South Dakota : 0.47%
Lower Brule Sioux Tribe South Dakota Series B (GO) §	5.50	05/01/2019	2,000,000	1,665,320
Lower Brule Sioux Tribe South Dakota Series B (GO) §	5.60	05/01/2020	1,440,000	1,174,248
Rapid City SD Series A (Airport Revenue) §	6.75	12/01/2031	1,020,000	1,131,782
Rapid City SD Series A (Airport Revenue) §	7.00	12/01/2035	750,000	834,420
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue) (i)	7.00	11/01/2013	170,000	161,889
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue) (i)	7.00	11/01/2023	1,290,000	968,210
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	04/01/2012	300,000	300,039
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	04/01/2013	320,000	333,309
South Dakota EDFA Pooled Loan Program McEleeg Project Series B (IDR) §	5.00	04/01/2014	250,000	266,950
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue) §	5.88	04/01/2028	2,350,000	2,475,960
South Dakota Education Loans Incorporated (Education Revenue, Guaranteed Student Loans Insured) §	5.45	06/01/2020	3,250,000	3,186,853

				12,498,980

Tennessee : 2.14%
Metropolitan Nashville Airport Authority Aero Nashville LLC Project (Airport Revenue) §	5.20	07/01/2026	750,000	725,385
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue) §	5.00	02/01/2021	7,000,000	7,561,610
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue) §	5.00	02/01/2025	5,000,000	5,324,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2015	500,000	539,600
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2016	3,015,000	3,290,631
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	02/01/2022	2,000,000	2,156,400

21

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee (continued)

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.25%	09/01/2018	$3,200,000	$3,570,880
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2018	3,575,000	3,849,095
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2019	9,200,000	9,876,936
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) §±	0.43	12/01/2016	20,000,000	20,000,000

				56,894,537

Texas : 7.09%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Miscellaneous Revenue) §	7.25	08/15/2026	550,000	575,223
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Miscellaneous Revenue) §	7.75	08/15/2041	2,000,000	2,110,760
Central Texas Regional Mobility Authority CAB (Transportation Revenue) ¤	0.00	01/01/2026	3,000,000	1,411,140
Central Texas Regional Mobility Authority CAB (Transportation Revenue) ¤	0.00	01/01/2027	3,000,000	1,324,380
Central Texas Regional Mobility Authority CAB (Transportation Revenue) ¤	0.00	01/01/2040	1,000,000	188,590
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, NATL-RE, FGIC Insured) ¤	0.00	01/01/2016	440,000	423,509
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) ¤	0.00	01/01/2023	3,455,000	2,025,148
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) ¤	0.00	01/01/2025	5,000,000	2,553,250
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) ¤	0.00	01/01/2028	2,225,000	917,968
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) ¤	0.00	01/01/2029	4,000,000	1,542,400
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) §	5.75	01/01/2025	2,000,000	2,179,700
Dallas TX Independent School District School Building (GO, Priority School Funding Guaranteed Insured) §	6.38	02/15/2034	10,000,000	12,413,400
Dallas-Fort Worth TX International Airport Series B (Airport Revenue, NATL-RE Insured) §	6.25	11/01/2028	560,000	562,234
Garza County TX Public Facilities Corporation (Miscellaneous Revenue) §	5.25	10/01/2016	1,200,000	1,273,944
Garza County TX Public Facilities Corporation (Miscellaneous Revenue) §	5.25	10/01/2017	755,000	796,163
Garza County TX Public Facilities Corporation (Miscellaneous Revenue) §	5.50	10/01/2016	825,000	884,309
Garza County TX Public Facilities Corporation (Miscellaneous Revenue) §	5.50	10/01/2019	1,400,000	1,460,648
Garza County TX Public Facilities Corporation (Miscellaneous Revenue) §	5.75	10/01/2025	1,750,000	1,797,373
Harris County TX Health Facilities Development Corporation Hospital Memorial Hermann Health Care Systems Series B (Health Revenue) §	7.25	12/01/2035	11,000,000	13,052,600
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00	06/01/2013	500,000	530,180
Houston TX Airport System Series C (Airport Revenue, XLCA Insured) §±(m)(n)(a)	0.48	07/01/2032	7,400,000	5,703,732
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA Insured) §	5.70	12/01/2033	965,000	977,960
Houston TX Water Conveyance COP Series H (Miscellaneous Revenue, AMBAC Insured)	7.50	12/15/2015	1,400,000	1,609,104
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, AMBAC Insured)	7.50	12/15/2014	1,000,000	1,115,160
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue) §	6.25	02/15/2017	750,000	823,335

22

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)

La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue) §	6.25%	08/15/2021	$6,165,000	$6,658,693
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue) §	7.50	08/15/2041	6,500,000	7,426,965
Lewisville TX Combination Special Assessment Capital Improvement District 4 (Miscellaneous Revenue) §	6.75	10/01/2032	2,300,000	2,379,258
Lower Colorado TX River Authority Series A (Miscellaneous Revenue) §	6.50	05/15/2037	5,000,000	5,613,450
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue) §	7.25	05/15/2037	95,000	108,788
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue) §	5.13	06/01/2022	1,735,000	1,848,851
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue) §	5.13	06/01/2023	1,000,000	1,059,150
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue) §	5.13	06/01/2024	750,000	788,940
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities PG Series B (Housing Revenue, GNMA/FNMA Insured) §	6.30	10/01/2035	398,513	418,789
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Series B (Housing Revenue, GNMA/FNMA Insured) §	6.00	02/01/2036	648,230	650,946
Tarrant County TX Cultural Education Facilities Finance Corporation (Health Revenue) §(s)(i)	6.38	11/01/2036	8,400,000	2,938,488
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	05/15/2017	1,400,000	1,490,314
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue) §	6.50	11/15/2014	1,130,000	1,130,350
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue) §	5.00	02/15/2023	9,900,000	10,753,974
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue) §	5.50	08/01/2021	5,915,000	6,585,998
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue) §	5.50	08/01/2023	7,810,000	8,733,923
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue) §	5.00	12/15/2016	450,000	486,675
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue) §	5.25	12/15/2019	1,045,000	1,133,094
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue) §	5.25	12/15/2024	5,035,000	5,422,594
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) §±	0.74	09/15/2027	5,000,000	3,890,300
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) §±	1.02	09/15/2017	6,165,000	5,989,667
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) §±	0.66	09/15/2017	22,895,000	22,239,516
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue) §	6.25	12/15/2026	19,400,000	22,977,360
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) §±	1.77	12/15/2026	1,250,000	923,150
Texas Municipal Gas Acquisition & Various Senior Lien Series B (Utilities Revenue) §±	1.02	12/15/2026	8,500,000	6,273,340
Texas Municipal Power Agency (Utilities Revenue, NATL-RE Insured) ¤	0.00	09/01/2015	40,000	39,025
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue) §	5.00	02/15/2018	1,780,000	1,834,148
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured) §±	6.35	10/01/2034	841,855	888,974

				188,936,930

Utah : 0.83%
Spanish Fork City UT Charter School American Leadership Academy (Miscellaneous Revenue) §144A	5.55	11/15/2021	1,470,000	1,452,654
Utah County UT Charter School Ronald Wilson Reagan Series A (Miscellaneous Revenue) §	5.75	02/15/2022	850,000	864,748
Utah County UT ECFA U.S. Steel Corporation Project (IDR)	5.38	11/01/2015	4,500,000	4,616,865

23

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Utah (continued)

Utah Housing Finance Agency SFHR Series E-1 (Housing Revenue, FHA, VA Mortgages Insured) §	5.38%	07/01/2018	$10,000	$10,073
Utah State Charter School Finance Authority Early Light Academy Project (Miscellaneous Revenue) §	8.50	07/15/2046	6,480,000	7,050,823
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue) §	8.00	07/15/2030	2,135,000	2,225,033
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue) §	8.00	07/15/2041	3,910,000	4,040,555
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) §144A	6.38	06/01/2037	1,945,000	1,752,212

				22,012,963

Virgin Islands : 1.24%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Miscellaneous Revenue) §	6.75	10/01/2037	5,750,000	6,590,880
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue) §	5.25	10/01/2018	435,000	455,589
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue) §	5.25	10/01/2019	300,000	313,266
Virgin Islands PFA Series B (Tax Revenue) §	5.00	10/01/2025	5,850,000	6,033,924
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2018	8,860,000	9,678,132
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue) §	5.00	10/01/2022	5,500,000	5,829,670
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue) §	5.00	10/01/2025	4,000,000	4,223,880

				33,125,341

Virginia : 1.12%
Dulles Town VA CDA Special Assessment Tax (Miscellaneous Revenue) §	6.25	03/01/2026	8,200,000	8,205,002
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured) §	6.00	09/01/2016	500,000	501,490
King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Miscellaneous Revenue, RADIAN Insured) §	5.63	07/15/2017	1,000,000	1,001,550
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	09/01/2041	382,458	32,918
Marquis VA CDA Series B (Tax Revenue) §	5.63	09/01/2041	1,341,527	1,104,171
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue) §	5.10	03/01/2021	3,518,000	3,548,571
Roanoke VA IDA Hospital Carilion Health Systems Series A (Health Revenue, NATL-RE Insured) §	5.50	07/01/2018	3,670,000	3,718,921
Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue, FNMA Insured) §	5.10	02/01/2014	325,000	328,946
Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue) §	4.85	04/01/2019	3,100,000	3,273,166
Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue) §	4.85	10/01/2019	3,100,000	3,267,090
Virginia State Resources Authority Unrefunded Balance 2010 (Utilities Revenue, NATL-RE Insured) §	5.50	05/01/2016	30,000	30,128
Watkins Centre VA CDA (Miscellaneous Revenue) §	5.40	03/01/2020	1,033,000	1,056,707
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) §±	5.50	01/01/2015	2,030,000	2,164,731
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) §±	5.50	01/01/2015	1,460,000	1,556,900

				29,790,291

Washington : 0.31%
Port of Sunnyside WA (Airport Revenue) §	6.63	12/01/2021	2,250,000	2,458,305
Seattle WA Housing Authority (Housing Revenue, AGM Insured) §	5.15	11/01/2027	5,255,000	5,417,905
Tobacco Settlement Authority Washington Asset-Backed (Tobacco Revenue)	5.50	06/01/2012	250,000	251,488

				8,127,698

24

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
West Virginia : 0.01%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00%	06/01/2015	$215,000	$216,393

Wisconsin : 2.03%
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue) §	5.13	08/01/2015	385,000	385,639
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue) §	5.63	08/01/2025	1,765,000	1,726,823
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue) §	5.75	08/01/2035	1,565,000	1,474,903
Oneida Tribe of Indians Wisconsin (Tax Revenue) §144A	5.50	02/01/2021	6,815,000	7,603,427
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) §±	5.00	12/01/2027	2,800,000	2,851,324
Wisconsin State HEFA Aurora Health Care Incorporated A (Health Revenue) §	5.25	04/15/2024	1,000,000	1,096,810
Wisconsin State HEFA Children’s Hospital Wisconsin B (Health Revenue) §	5.38	08/15/2024	450,000	514,607
Wisconsin State HEFA Marshfield Clinic (Health Revenue, NATL-RE Insured) §	5.75	02/15/2027	9,870,000	9,874,540
Wisconsin State HEFA Marshfield Clinic Series B (Health Revenue) §	6.00	02/15/2025	2,000,000	2,002,420
Wisconsin State HEFA Ministry Health Care Series A (Health Revenue, NATL-RE Insured) §	5.13	02/15/2022	1,300,000	1,316,276
Wisconsin State HEFA Series 3122-X (Health Revenue, Morgan Stanley Bank LIQ) §±144A	0.34	04/01/2039	18,835,000	18,834,975
Wisconsin State HEFA Series M (Health Revenue, NATL-RE Insured) §±(m)(n)(a)	0.58	06/01/2019	7,000,000	6,375,957

				54,057,701

Wyoming : 0.24%
Evansville WY Polypipe Incorporated Project (IDR, JPMorgan Chase & Company LOC) §	4.65	12/01/2016	3,940,000	4,145,550
West Park Hospital District WY Series B (Health Revenue) §	6.50	06/01/2027	500,000	576,040
Wyoming CDA (Education Revenue) §	6.50	07/01/2043	1,600,000	1,703,904

				6,425,494

Total Municipal Bonds and Notes (Cost $2,573,573,616)				2,692,840,516

Short-Term Investments : 0.43%

	Yield		Shares
Investment Companies : 0.43%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		11,509,245	11,509,245

Total Short-Term Investments (Cost $11,509,245)				11,509,245

Total Investments in Securities (Cost $2,585,082,861)*	101.54%			2,704,349,761
Other Assets and Liabilities, Net	(1.54)			(40,948,847)

Total Net Assets	100.00%			$2,663,400,914

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

25

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

(h)	Underlying security in inverse floater structure
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
(x)	Inverse floating rate security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,588,596,363 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$147,880,082
Gross unrealized depreciation	(32,126,684)

Net unrealized appreciation	$115,753,398

26

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Municipal Bond Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$2,631,314,182	$61,526,334	$2,692,840,516
Short-term investments
Investment companies	11,509,245	0	0	11,509,245

	$11,509,245	$2,631,314,182	$61,526,334	$2,704,349,761

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$23,633,772
Accrued discounts (premiums)	334,927
Realized gains (losses)	265,524
Change in unrealized gains (losses)	(2,843,138)
Purchases	52,392,812
Sales	(3,409,563)
Transfers into Level 3	0
Transfers out of Level 3	(8,848,000)

Balance as of March 31, 2012	$61,526,334

Change in unrealized gains (losses) relating to securities still held at March 31, 2012	$(1,685,257)

Derivative transactions

During the nine months ended March 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

As of March 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $23,536 and $165,970,474 in long futures contracts and short futures contracts, respectively, during the nine months ended March 31, 2012.

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 98.67%

Guam : 2.33%
Guam Government Hotel Occupancy Series A (Tax Revenue) §	6.00%	11/01/2026	$2,000,000	$2,245,100
Guam Government Privilege Tax Series A (Tax Revenue) §	5.00	01/01/2031	1,000,000	1,080,880

				3,325,980

North Carolina : 81.27%
New Hanover County NC Series A-1 (Health Revenue, AGM Insured, Bank of America NA SPA) §±	0.40	10/01/2023	500,000	500,000
Cape Fear NC Public Utility Authority (Water & Sewer Revenue) §	5.00	08/01/2035	3,000,000	3,311,940
Charlotte NC AMT Series B (Airport Revenue)	5.00	07/01/2020	1,480,000	1,737,431
Charlotte NC AMT Series B (Airport Revenue) §	5.50	07/01/2024	810,000	938,409
Charlotte NC Certifications Partner Series E (Miscellaneous Revenue) §	5.00	06/01/2023	3,650,000	4,162,351
Charlotte NC COP Series A (Miscellaneous Revenue) §	5.00	12/01/2026	1,160,000	1,347,189
Charlotte NC Douglas Airport Series A (Airport Revenue) §	5.00	07/01/2025	1,645,000	1,873,375
Charlotte NC Series A (Airport Revenue) §	5.50	07/01/2034	2,500,000	2,806,025
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue) §	5.00	01/15/2027	1,885,000	2,060,456
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR) §	5.85	12/01/2020	3,450,000	3,458,004
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	12/01/2019	790,000	954,715
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue) §	5.00	11/01/2025	1,000,000	1,172,030
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue) §	5.00	11/01/2026	1,000,000	1,158,440
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	06/01/2021	850,000	1,028,874
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	06/01/2022	610,000	738,423
Dare County NC Limited Obligation Series B (Miscellaneous Revenue) §	5.00	06/01/2023	270,000	323,060
Fayetteville NC Public Work Commission Series B (Utilities Revenue) §	5.00	03/01/2023	600,000	707,994
Forsyth County NC Public Facilities & Equipment Project (Miscellaneous Revenue) §	5.00	10/01/2017	3,745,000	4,256,455
Johnston NC Memorial Hospital Authority (Health Revenue, AGM FHA Insured) §	5.25	10/01/2036	2,000,000	2,149,900
Mecklenburg County NC COP Series B (Miscellaneous Revenue)	5.00	02/01/2018	700,000	831,964
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue) §	5.00	03/01/2022	1,035,000	1,214,531
New Hanover County NC New Hanover Regional Medical Center (Health Revenue) §	5.00	10/01/2028	3,000,000	3,264,930
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured) §	5.13	10/01/2031	1,800,000	1,934,964
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue, State Appropriations Insured) §	5.00	05/01/2026	3,000,000	3,389,790
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue) §	5.00	01/01/2021	1,000,000	1,228,040
North Carolina Grant Anticipation (Miscellaneous Revenue) §±	4.00	03/01/2023	3,000,000	3,348,990
North Carolina Grant Anticipation Department of State Treasury (Miscellaneous Revenue) §	5.00	03/01/2021	3,700,000	4,359,969
North Carolina Housing Finance Agency Series 25-A (Housing Revenue) §±	4.65	07/01/2021	2,925,000	3,026,264
North Carolina Housing Finance Agency Series 8-A (Housing Revenue) §	6.10	07/01/2013	145,000	145,428
North Carolina Housing Finance Agency Series B (Housing Revenue) §	4.25	01/01/2028	5,070,000	5,370,144
North Carolina Limited Obligation Series B (Miscellaneous Revenue)	5.00	11/01/2018	4,000,000	4,856,920
North Carolina Medical Care Commision Healthcare Facilities (Health Revenue)	5.00	01/01/2018	500,000	564,855
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue) §	5.25	06/01/2029	2,000,000	2,203,400
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured) §	5.50	10/01/2020	1,095,000	1,110,023

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
North Carolina (continued)

North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue) §	5.40%	10/01/2027	$1,000,000	$998,960
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue) §	5.50	10/01/2031	2,000,000	1,985,820
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue) §	5.60	10/01/2036	1,500,000	1,480,320
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue) §	5.50	06/01/2015	2,365,000	2,402,722
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue) §	5.00	07/01/2033	1,000,000	1,007,180
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, AMBAC Insured) §	5.38	10/01/2014	2,485,000	2,490,591
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue) §	5.00	01/01/2021	2,720,000	3,185,990
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue) §	5.00	01/01/2030	1,550,000	1,674,155
North Carolina Port Authority Series B (Airport Revenue) §	5.00	02/01/2025	3,540,000	3,819,660
North Carolina Raleigh Durham Airport Authority Series B-1 (Airport Revenue) §	5.00	11/01/2028	1,500,000	1,678,515
North Carolina Turnpike Authority Series A (Transportation Revenue, Assured Guaranty Insured) §	5.75	01/01/2039	3,500,000	3,876,530
Orange Country NC Public Facilities Company Limited Obligation (Miscellaneous Revenue) §	5.00	10/01/2026	1,000,000	1,151,180
Raleigh NC Series A (Water & Sewer Revenue) §	5.00	03/01/2036	4,400,000	4,781,128
University of North Carolina Wilmington Student Housing Project COP (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.00	06/01/2022	1,000,000	1,071,830
University of North Carolina Wilmington Student Housing Project COP (Miscellaneous Revenue, Assured Guaranty Insured) §	5.00	06/01/2032	2,910,000	3,098,655
Wake County NC Industrial Facilities & PCFA (IDR, AMBAC Insured) §±(a)(n)(m)	0.28	10/01/2022	2,200,000	1,785,028
Wake County NC Industrial Facilities & PCFA (IDR) §	5.38	02/01/2017	5,000,000	5,068,800
Wilmington NC COP (Miscellaneous Revenue) §	5.00	06/01/2029	2,580,000	2,806,369

				115,898,716

Puerto Rico : 5.40%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) §±	0.91	07/01/2029	6,000,000	4,330,140
Puerto Rico Highway & Transporation Authority Highway Series AA-1 (Tax Revenue, AGM Insured) §	4.95	07/01/2026	1,765,000	1,857,663
Puerto Rico Municipal Finance Agency Series A (GO, AGM Insured) §	5.25	08/01/2014	1,500,000	1,517,190

				7,704,993

Tennessee : 2.30%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.25	09/01/2026	1,020,000	1,117,787
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2021	2,000,000	2,160,460

				3,278,247

Texas : 1.28%
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue) §	5.63	12/15/2017	1,635,000	1,816,272

Virgin Islands : 6.09%
Virgin Islands PFA (Miscellaneous Revenue) §	6.75	10/01/2019	3,500,000	4,006,345
Virgin Islands PFA Series A (Miscellaneous Revenue) §	6.75	10/01/2037	2,500,000	2,865,600

2

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Virgin Islands (continued)

Virgin Islands PFA Series C (Miscellaneous Revenue)		5.00%	10/01/2014		$1,710,000	$1,812,961
						8,684,906

Total Municipal Bonds and Notes (Cost $132,704,347)						140,709,114

		Yield	Shares
Short-Term Investments : 0.32%

Investment Companies : 0.25%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01%			354,898	354,898

		Interest Rate			Principal
U.S. Treasury Securities : 0.07%
U.S. Treasury Bill #(z)		0.09	06/28/2012		$100,000	99,983

Total Short-Term Investments (Cost $454,879)						454,881

Total Investments in Securities (Cost $133,159,226)	98.99%					141,163,995
Other Assets and Liabilities, Net	1.01					1,447,187

Total Net Assets*	100.00%					$142,611,182

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $133,168,756 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,266,519
Gross unrealized depreciation	(271,280)

Net unrealized appreciation	$7,995,239

3

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$140,709,114	$0	$140,709,114
Short-term investments
Investment companies	354,898	0	0	354,898
U.S. Treasury securities	99,983	0	0	99,983

	$454,881	$140,709,114	$0	$141,163,995

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of March 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$40,231	$0	$0	$40,231

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended March 31, 2012, the Fund entered into futures contracts for to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At March 31, 2012, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at March 31, 2012	Net Unrealized Gains (Losses)
June 2012	76 Short	5-Year U.S. Treasury Notes	$9,312,969	$40,231

The Fund had an average notional amount of $8,757,789 in short futures contracts during the nine months ended March 31, 2012.

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.16%

Florida : 0.44%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (IDR, ACA Insured) §	5.50%	10/01/2030	$1,000,000	$1,026,210

Pennsylvania : 89.83%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Health System Series A (Health Revenue)	5.00	09/01/2018	1,000,000	1,186,300
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) §±	1.09	02/01/2021	4,000,000	3,802,200
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue) §	5.75	03/01/2029	3,000,000	3,426,750
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, AGM Insured) §	5.00	06/01/2030	1,880,000	2,083,284
Allegheny County PA Series C-65 (GO) §	5.50	05/01/2024	4,675,000	5,318,000
Bethlehem PA Water Authority (Water & Sewer Revenue, AGM Insured) §	5.00	11/15/2016	1,500,000	1,611,885
Bucks County PA IDA Lane Charter School Project Series A (Miscellaneous Revenue) §144A	4.88	03/15/2027	1,700,000	1,575,390
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue) §	5.65	12/15/2017	695,000	711,659
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue) §	6.25	12/15/2027	2,370,000	2,355,685
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue) §	5.63	10/01/2015	1,565,000	1,565,016
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue) §	5.00	01/01/2036	5,000,000	4,917,700
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue) §	5.00	11/01/2039	1,200,000	1,294,092
Dauphin County PA (GO, XLCA Insured) §	5.00	11/15/2022	1,000,000	1,134,240
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue) §	6.00	01/01/2025	3,680,000	3,006,155
Delaware County PA IDA Chester Community Charter School Series A (Miscellaneous Revenue) §	5.00	08/15/2020	1,795,000	1,590,065
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	4,050,000	4,610,763
Delaware Valley PA Regional Financial Authority Local Government Series B (Miscellaneous Revenue, AMBAC Insured)	5.60	07/01/2017	2,000,000	2,287,020
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue) §	6.00	11/01/2031	2,500,000	2,883,850
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Goverment Insured) §±	5.25	12/01/2033	1,500,000	1,511,685
Latrobe PA IDA Saint Vincent College Project (Education Revenue) §	5.38	05/01/2024	1,280,000	1,281,357
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12/15/2014	1,130,000	1,137,017
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue) §	5.00	12/15/2015	1,085,000	1,086,552
Lehigh County PA General Purpose Authority Cedar Crest College (Education Revenue, Radian Insured) §	5.00	04/01/2021	1,985,000	2,040,739
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, NATL-RE, GO of Hospital Insured) §	7.00	07/01/2016	1,900,000	2,131,762
Lycoming County PA Education Authority Pennsylvania College of Technology Project (Education Revenue) §	5.50	07/01/2026	3,000,000	3,432,300
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured) §	5.50	12/15/2027	2,405,000	2,751,224
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue) §	5.00	01/01/2032	880,000	908,750
Montgomery County PA HEFA Abington Memorial Hospital Series A (Health Revenue) §	5.00	06/01/2022	7,000,000	7,045,710
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured) §	5.00	04/01/2027	3,760,000	3,843,359
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue) §	5.00	11/15/2022	6,000,000	6,137,280

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)

Montgomery County PA IDA New Regulatory Medical Center Project (Health Revenue, FHA Insured)	5.00%	08/01/2020	$985,000	$1,144,442
Mount Lebanon PA Hospital Authority Saint Clair Memorial Hospital Series A (Health Revenue) §	5.50	07/01/2022	4,400,000	4,419,448
New Morgan PA Municipal Authority Commonwealth Office Project Series A (Miscellaneous Revenue) §	6.50	06/01/2025	2,560,000	2,411,520
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured) §	5.00	06/01/2013	1,980,000	2,029,777
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured) §	5.80	06/01/2023	3,515,000	3,592,049
Pennsylvania EDFA Colver Project Series G (Resource Recovery Revenue) §	5.13	12/01/2015	1,150,000	1,150,035
Pennsylvania EDFA Dr. Gertrude A. Barber Center (Health Revenue, Radian Insured) §	5.90	12/01/2030	1,000,000	1,000,720
Pennsylvania HEFAR Allegheny Delaware Valley Obligation Series B (Health Revenue, NATL-RE Insured) §	5.88	11/15/2021	1,130,000	1,128,678
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured) §	5.00	12/15/2024	3,070,000	3,186,445
Pennsylvania HEFAR Lasalle University Series A (Education Revenue) §	5.25	05/01/2027	5,250,000	5,527,095
Pennsylvania HEFAR Shippensburg University Project (Education Revenue) §	5.00	10/01/2020	1,410,000	1,466,428
Pennsylvania HEFAR Shippensburg University Project (Education Revenue) §	6.00	10/01/2031	3,000,000	3,159,780
Pennsylvania HEFAR Shippensburg University Project (Education Revenue) §	6.25	10/01/2043	1,380,000	1,456,852
Pennsylvania HEFAR Widener University (Education Revenue) §	5.25	07/15/2024	2,000,000	2,039,900
Pennsylvania HEFAR Widener University (Education Revenue) §	5.40	07/15/2036	4,500,000	4,592,970
Pennsylvania HFA Single Family Series 106-B (Housing Revenue, GO of Agency Insured) §	4.50	10/01/2024	5,010,000	5,255,891
Pennsylvania Housing Finance Agency Single Family Series 108-B (Housing Revenue) §	4.50	10/01/2024	1,825,000	1,932,401
Pennsylvania Housing Finance Agency Single Family Series 108-B (Housing Revenue) §	4.75	10/01/2028	1,025,000	1,078,474
Pennsylvania Housing Finance Agency Single Family Series 112 (Housing Revenue) §	5.00	04/01/2028	4,890,000	5,322,863
Pennsylvania State University Series A (Education Revenue, GO of University Insured) §	5.00	03/01/2023	3,000,000	3,434,610
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	07/15/2021	3,545,000	4,332,593
Pennsylvania Turnpike Commission Series A (Transportation Revenue, AMBAC Insured) §	5.50	12/01/2031	2,000,000	2,190,920
Pennsylvania Turnpike Commission Series C (Transportation Revenue, Assured Guaranty Insured) §	6.25	06/01/2038	10,000,000	11,714,900
Philadelphia PA IDA First Philadelphia Charter Series A (Miscellaneous Revenue) §	5.30	08/15/2017	845,000	865,559
Philadelphia PA IDA First Philadelphia Charter Series A (Miscellaneous Revenue) §	5.63	08/15/2025	3,540,000	3,479,431
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue) §	5.13	11/15/2020	2,000,000	2,004,020
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue) §	5.75	11/15/2030	250,000	243,848
Philadelphia PA IDA Series A (Miscellaneous Revenue) §	5.30	09/15/2027	5,150,000	4,765,501
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue) §	7.50	05/01/2031	1,285,000	1,364,786
Philadelphia PA Municipal Authority Series B (Miscellaneous Revenue, AGM Insured) §	5.25	11/15/2016	2,400,000	2,515,368
Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.50	04/15/2016	1,000,000	1,003,830
Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.50	04/15/2022	500,000	501,340
Philadelphia PA School District Series C (GO, State Aid Withholding Insured)	5.00	09/01/2018	3,000,000	3,385,830

2

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)

Philadelphia PA School District Series C (GO, State Aid Withholding Insured)	5.00%	09/01/2021	$1,395,000	$1,584,050
Philadelphia PA School District Series E (GO, State Aid Withholding Insured)	5.00	09/01/2020	1,000,000	1,122,960
Philadelphia PA Water & Wastewater Series C (Water & Sewer Revenue, AGM Insured)	5.00	08/01/2019	1,000,000	1,182,240
Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	02/01/2020	1,000,000	1,159,740
Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured) §	5.00	02/01/2031	3,000,000	3,237,210
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.00	12/01/2025	2,500,000	2,581,200
Pittsburgh PA Series A (GO) §	5.00	09/01/2026	1,000,000	1,094,040
Reading PA Series A (GO, AGM Insured)	5.00	11/15/2018	2,155,000	2,351,364
Red Lion PA Area School District (GO, FSA, State Aid Withholding Insured) §	5.00	05/01/2023	2,495,000	2,809,644
Saint Mary Hospital Authority Catholic Health East Project Series B (Health Revenue) §	5.00	11/15/2016	975,000	1,050,407
Saint Mary Hospital Authority Catholic Health East Project Series B (Health Revenue) §	5.00	11/15/2017	1,025,000	1,098,872
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue) §	5.00	06/01/2028	4,000,000	4,394,520
State Public School Building Authority Chester Upland School Project Series C (Miscellaneous Revenue, AGM State Aid Withholding Insured) §	5.00	09/15/2026	875,000	968,161
State Public School Building Authority Northampton County Area Community College Project (Education Revenue) §	5.50	03/01/2031	5,000,000	5,553,850
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue) §	5.50	06/01/2017	2,385,000	2,430,339
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue) §	6.25	06/01/2022	1,750,000	1,785,490
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11/01/2020	1,005,000	1,183,006
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue) §	5.00	03/01/2027	2,600,000	2,642,926

				210,596,112

Puerto Rico : 2.37%
Puerto Rico Electric Power Authority LIBOR Series UU (Utilities Revenue, AGM Insured) §±	0.91	07/01/2029	6,000,000	4,330,140
Puerto Rico Highway & Transportation Authority Series AA-1 (Tax Revenue, AGM Insured) §	4.95	07/01/2026	1,175,000	1,236,688

				5,566,828

South Carolina : 1.54%
Charleston SC Educational Excellence Finance Corporation (Miscellaneous Revenue) §±(h)	5.25	12/01/2013	3,230,000	3,600,384

Tennessee : 1.31%
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2020	2,850,000	3,075,093

Virgin Islands : 2.67%
Virgin Islands PFA Senior Lien Series A (Tax Revenue) §	5.00	10/01/2029	2,000,000	2,055,780
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue) §	5.00	10/01/2025	4,000,000	4,201,476

				6,257,256

Total Municipal Bonds and Notes (Cost $221,134,602)				230,121,883

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Security Name		Yield		Shares	Value
Short-Term Investments : 1.89%

Investment Companies : 1.85%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01%		4,333,070	$4,333,070

			Maturity Date	Principal
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill (z)#		0.07	06/28/2012	$100,000	99,983

Total Short-Term Investments (Cost $4,433,051)					4,433,053

Total Investments in Securities (Cost $225,567,653)*	100.05%				234,554,936
Other Assets and Liabilities, Net	(0.05)				(125,346)

Total Net Assets	100.00%				$234,429,590

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(h)	Underlying security in inverse floater structure
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $225,702,050 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,473,624
Gross unrealized depreciation	(1,620,738)

Net unrealized appreciation	$8,852,886

4

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$230,121,883	$0	$230,121,883
Short-term investments
Investment companies	4,333,070	0	0	4,333,070
U.S. Treasury securities	99,983	0	0	99,983

	$4,433,053	$230,121,883	$0	$234,554,936

As of March 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$33,349	$0	$0	$33,349

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended March 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At March 31, 2012, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at March 31, 2012	Unrealized Gains (Losses)
June 2012	63 Short	5-Year U.S. Treasury Notes	$7,719,961	$33,349

The Fund had an average notional amount of $7,121,205 in short futures contracts during the nine months ended March 31, 2012.

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 99.40%

Alabama : 1.13%
Birmingham AL Airport Authority (Airport Revenue)	3.00%	07/01/2013	$1,245,000	$1,274,569
Chatom AL Industrial Development Board Gulf Adjusted Power South Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±§	0.95	11/15/2038	15,750,000	15,755,198
Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy (Utilities Revenue)	4.00	08/01/2014	5,840,000	6,177,143
Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy (Utilities Revenue)	4.00	08/01/2015	2,890,000	3,102,704
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	4,000,000	4,206,920
East Alabama Health Care Authority Series B (Health Revenue)	4.63	09/01/2012	1,150,000	1,167,239
Fairfield AL Industrial Development Board (IDR)	5.38	06/01/2015	11,855,000	12,021,089
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured) §	5.75	10/01/2012	3,000,000	3,012,840
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured) §	5.25	02/01/2016	500,000	491,545
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR) ±§	4.88	06/01/2034	1,500,000	1,559,835
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00	09/01/2012	800,000	813,448
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00	09/01/2013	380,000	399,023
Wedowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC) ±§(s)	5.00	07/01/2037	3,245,000	1,949,726

				51,931,279

Alaska : 0.47%
Alaska Energy Authority Linked Bears & Bulls (Utilities Revenue, FSA Insured) §	6.60	07/01/2015	3,200,000	3,445,632
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ±§	0.38	12/01/2041	17,120,000	17,120,000
Alaska Industrial Development & Export Authority Snettisham Hydroelectric Project (Utilities Revenue, AMBAC Insured) §	6.00	01/01/2015	460,000	461,357
Alaska Student Loan Corporation Series A-2 (Education Revenue)	5.00	06/01/2014	500,000	541,030

				21,568,019

Arizona : 2.13%
Arizona Department of Administration Series B (Miscellaneous Revenue, AGM Insured)	5.00	10/01/2013	1,750,000	1,860,845
Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Health Revenue) ±§	5.00	07/01/2029	2,570,000	2,599,889
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±§	1.19	02/01/2042	21,515,000	20,168,161
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±§	1.04	02/01/2042	15,175,000	14,286,352
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.25	07/01/2015	4,225,000	4,503,554
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	07/01/2014	4,590,000	4,935,168
Arizona Sports & Tourism Authority Multi-purpose Stadium Facility Project (Tax Revenue, Compass Bank LOC) ±§	1.30	07/01/2036	14,050,000	14,050,000
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project (Miscellaneous Revenue, NATL-RE Insured) §	5.25	07/01/2015	2,300,000	2,395,749
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue) §	7.75	05/01/2024	18,525,000	19,036,661
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue) §	4.75	10/01/2032	2,370,000	2,378,058
Maricopa County AZ IDA Catholic Healthcare West Series A (Health Revenue)	5.00	07/01/2013	2,000,000	2,094,440
Maricopa County AZ IDA Catholic Healthcare West Series B (Health Revenue) ±§	5.00	07/01/2025	635,000	642,480

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Arizona (continued)

Pima County AZ IDA Constellation Schools Project (Miscellaneous Revenue) §	6.38%	01/01/2019	$2,660,000	$2,690,883
Pima County AZ IDA Global Water Research LLC Project (IDR) §	5.50	12/01/2013	1,120,000	1,141,101
Verrado AZ Community Facilities District # 1 (GO) §	4.85	07/15/2014	1,165,000	1,182,988
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.10	07/01/2012	1,166,000	1,169,603
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.20	07/01/2013	1,225,000	1,238,340
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.30	07/01/2014	1,391,000	1,410,919
White Mountain AZ Apache Tribe Fort Apache Indian Reservation Fort Apache Timber Equipment Lease (Miscellaneous Revenue) (s)	6.25	09/05/2012	600,747	387,320

				98,172,511

Arkansas : 0.00%

Arkansas Development Financial Authority Public Health Laboratory Project (Health Revenue, AMBAC Insured) §	3.90	12/01/2024	185,000	185,059

California : 9.54%
Alameda County CA COP CAB (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	06/15/2014	2,185,000	1,985,466
Alameda County CA Refunding COP Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.38	12/01/2014	3,500,000	3,544,345
Alhambra CA City Elementary School Project CAB Series D (GO, AGM Insured) ¤	0.00	09/01/2014	1,570,000	1,530,358
Branch Banking & Trust Municipal Trust Various States (Miscellaneous Revenue, RaboBank Nederland LOC) ±§144A	1.06	08/01/2014	34,000,000	33,990,480
California Department of Water Resources Center Valley Project Series AL (Water & Sewer Revenue)	5.00	12/01/2017	3,295,000	3,889,978
California Department of Water Resources Center Valley Project Series AL (Water & Sewer Revenue)	5.00	12/01/2018	2,000,000	2,394,460
California Department of Water Resources Center Valley Project Series AM (Water & Sewer Revenue)	5.00	12/01/2018	2,500,000	2,908,850
California Educational Facilities Authority Series 3067X (Education Revenue, Morgan Stanley Bank LIQ) ±§144A	0.34	10/01/2039	25,000,000	25,000,000
California Floaters Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ±§	0.94	08/01/2027	33,935,000	33,935,000
California HFFA Catholic Healthcare Series A (Health Revenue)	4.00	03/01/2014	3,375,000	3,567,206
California HFFA Catholic Healthcare West Series F (Health Revenue) ±§	5.00	07/01/2027	6,025,000	6,490,251
California HFFA Series 3239 (Health Revenue, Morgan Stanley Bank LIQ) ±§144A	0.34	11/15/2031	25,000,000	25,000,000
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±§	0.44	08/01/2037	53,925,000	50,855,589
California MSTR Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ±§	0.45	06/01/2032	15,000,000	15,000,000
California Municipal Finance Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±§	2.38	02/01/2039	10,000,000	10,095,300
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±§	5.00	11/01/2038	5,000,000	5,213,500
California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC) §	5.13	01/01/2014	875,000	877,275
California State Various Series B Subseries B6 (GO, KBC Bank NV LOC) ±§	0.34	05/01/2040	10,000,000	10,000,000
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12/01/2012	1,250,000	1,283,625
California Statewide CDA International School Peninsula Project (Education Revenue) §	4.60	11/01/2013	335,000	338,407
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	5.00	06/15/2013	1,000,000	1,054,260
Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, NATL-RE, FGIC Insured) §	5.20	10/01/2015	615,000	622,257
Culver City CA RDFA (Tax Revenue, AMBAC Insured) §	5.50	11/01/2014	1,455,000	1,497,384
Delano CA Financing Authority Lease Police Station & Capital Improvements Series A (Miscellaneous Revenue)	3.00	12/01/2013	940,000	954,363

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Eureka CA Unified School District CAB Series A (GO, NATL-RE, FGIC Insured) §¤	0.00%	08/01/2018	$6,520,000	$5,251,534
Gilroy CA Unified School District BAN (GO)	5.00	04/01/2013	1,210,000	1,267,402
Golden Empire Schools Financing Authority (Miscellaneous Revenue)	4.00	05/01/2012	15,000,000	15,043,950
Golden State Tobacco Securitization Corporation California Enhanced Asset-Backed Series A (Tobacco Revenue, AMBAC Insured)	5.00	06/01/2013	5,575,000	5,761,038
Inland Valley CA Development Agency Series B (Tax Revenue) ±§	4.25	03/01/2041	35,100,000	36,646,857
Inland Valley CA Development Agency Series C (Tax Revenue) ±§	4.50	03/01/2041	17,700,000	18,663,057
Kirkwood Meadows CA Public Utility District (Utilities Revenue) §	4.50	05/01/2013	6,715,000	6,729,706
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue) §	5.00	11/15/2014	800,000	849,424
Los Angeles CA Regional Airports Authority (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,120,000	1,213,285
Monterey County CA COP Refinancing Project (Miscellaneous Revenue, AGM Insured)	4.00	08/01/2013	800,000	831,040
Northern California Gas Authority # 1 Index Series B (Utilities Revenue) ±§	0.99	07/01/2017	17,745,000	16,020,541
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±§	1.02	07/01/2019	18,025,000	14,526,167
Oakland CA Unified School District (GO, NATL-RE, FGIC Insured)	5.00	08/01/2016	2,810,000	3,091,056
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured) §	5.50	05/01/2014	1,270,000	1,283,754
Port of Oakland CA Series N AMT (Airport Revenue, NATL-RE Insured) §	5.00	11/01/2014	4,090,000	4,171,268
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.50	08/15/2013	3,070,000	3,105,916
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, AMBAC Insured) §	5.38	11/01/2014	4,365,000	4,576,572
Sacramento CA City Financing Authority Series B (Miscellaneous Revenue) §	5.00	11/01/2014	1,135,000	1,183,192
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.00	08/01/2012	1,315,000	1,333,252
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12/01/2016	1,730,000	1,791,744
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	02/15/2014	4,310,000	4,619,630
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	02/15/2015	4,525,000	4,981,165
San Francisco CA Building Authority Civic Center Project Series A (Miscellaneous Revenue)	5.00	12/01/2013	1,000,000	1,072,150
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00	06/01/2014	790,000	816,599
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	06/01/2015	2,515,000	2,698,997
San Jose CA Airport Authority Series A-1 (Airport Revenue)	3.50	03/01/2014	1,000,000	1,044,030
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue) §144A	4.50	12/01/2016	6,900,000	6,842,316
Savanna CA Elementary School District BAN (GO)	4.00	05/01/2012	900,000	902,178
Savanna CA Elementary School District CAB (GO) ¤	0.00	05/01/2012	2,000,000	1,996,900
Sierra CA Joint Community College District School Facilities Improvement District # 2 CAB Series B (GO, NATL-RE Insured) ¤	0.00	08/01/2015	500,000	478,435
Stockton CA PFA Delta Water Supply Project Series A (Water & Sewer Revenue, Union Bank NA LOC) ±§	0.55	10/01/2040	20,000,000	20,000,000
Upland CA COP San Antonio Community Hospital Project (Miscellaneous Revenue)	5.00	01/01/2015	1,915,000	2,075,573
Washington Township CA Health Care District Election 2004 Series A (GO)	6.50	08/01/2013	750,000	802,455
Washington Township CA Health Care District Election 2004 Series A (GO)	6.50	08/01/2014	1,000,000	1,114,920
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2012	300,000	302,892
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2014	1,000,000	1,071,230

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Whittier CA Health Facility Revenue Presbyterian Intercommunity Hospital D (Health Revenue)	5.00%	06/01/2013	$3,000,000	$3,125,430

				439,314,009

Colorado : 0.34%
Colorado ECFA Twin Peaks Charter School (Miscellaneous Revenue) §	5.75	11/15/2018	130,000	139,195
Denver CO City & County Multi-Family Housing Project (Housing Revenue, Credit Agricole LOC) ±§	0.32	12/01/2029	6,085,000	6,085,000
Public Authority for Colorado Energy Natural Gas (Utilities Revenue) §	5.75	11/15/2018	8,375,000	9,288,461

				15,512,656

Connecticut : 1.93%
Connecticut Series A (GO) ±	0.96	05/15/2017	17,000,000	17,000,000
Connecticut Series A (GO) ±	1.11	05/15/2018	17,740,000	17,740,000
Connecticut Series A (GO) ±§	1.14	03/01/2017	12,295,000	12,294,754
Connecticut Series A (GO) ±§	1.39	03/01/2018	13,500,000	13,499,730
Connecticut Series A (GO) ±§	1.54	03/01/2019	21,500,000	21,520,855
Connecticut Series C (GO) ±	0.84	05/15/2016	5,000,000	4,999,650
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue) §	5.50	01/01/2014	1,655,000	1,660,313
Naugatuck CT COP Incineration Facility Project Series A (Miscellaneous Revenue, AMBAC Insured) §	5.00	06/15/2015	305,000	306,888

				89,022,190

District of Columbia : 0.96%
District of Columbia BAN Pilot Arthur (Tax Revenue)	4.00	12/01/2012	2,900,000	2,950,228
District of Columbia Convention Center Authority Series A (Tax Revenue, AMBAC Insured)	5.00	10/01/2012	1,980,000	2,023,223
District of Columbia HFA Series B (Housing Revenue) §	5.63	06/01/2035	715,000	725,296
District of Columbia Series E (Tax Revenue) ±§	0.94	12/01/2017	13,000,000	12,999,740
District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue) §	5.70	05/15/2012	5,000,000	5,021,900
District of Columbia Water & Sewer Authority Public Utility District Series 3058X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) ±§144A	0.35	10/01/2039	9,330,000	9,330,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±§	0.77	10/01/2040	11,000,000	11,001,100

				44,051,487

Florida : 6.17%
Boynton Beach FL Utility System Refunding (Water & Sewer Revenue, NATL-RE FGIC Insured) §	5.00	11/01/2012	140,000	142,138
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.84	06/01/2014	31,000,000	31,406,410
Citrus County FL COP (Miscellaneous Revenue, Assured Guaranty Insured)	4.00	04/01/2013	2,170,000	2,232,583
Connerton FL West Community Development District Series B (Miscellaneous Revenue) (s)	5.13	05/01/2016	1,400,000	490,000
Cooper City FL Utility System CAB (Water & Sewer Revenue, AMBAC Insured) §¤	0.00	10/01/2013	750,000	675,900
Emerald Coast FL Utilities Authority Revenue Series B (Utilities Revenue, NATL-RE, IBC, FGIC Insured)	6.25	01/01/2013	1,000,000	1,037,940
Escambia County FL Utilities Authority (Utilities Revenue, NATL-RE, FGIC Insured) §	6.25	01/01/2015	1,290,000	1,381,487
Florida Board of Education Series SGA-138 (GO, NATL-RE-IBC Insured, Societe Generale LIQ) ±§144A	0.87	06/01/2032	13,190,000	13,190,000
Florida Department of Corrections COP Okeechobee Correctional Facility Project (Miscellaneous Revenue, AMBAC Insured)	5.00	03/01/2014	1,000,000	1,065,160

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)

Florida Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue) §	6.50%	06/15/2021	$2,000,000	$2,079,780
Florida Housing Finance Corporation Series 2 (Housing Revenue) §	5.00	01/01/2035	365,000	365,467
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue) ±§	3.00	12/01/2020	8,575,000	8,548,589
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±§	4.00	12/01/2020	1,135,000	1,132,957
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±§	5.30	12/01/2015	100,000	100,301
Gulf Breeze FL Series B (Miscellaneous Revenue, FGIC Insured) ±§	4.25	12/01/2020	2,050,000	2,059,143
Gulf Breeze FL Series C (Miscellaneous Revenue, FGIC Insured) ±§	4.00	12/01/2020	1,070,000	1,073,713
Halifax FL Hospital Medical Center (Health Revenue)	5.25	06/01/2016	1,000,000	1,094,630
Highlands County FL Health Facilities Authority Health Series I (Health Revenue)	4.50	11/15/2015	4,625,000	5,145,266
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10/01/2013	1,000,000	1,042,410
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10/01/2015	3,365,000	3,646,045
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured) §	5.00	10/01/2016	7,325,000	7,873,569
Hillsborough County FL IDA (Health Revenue) §	5.25	10/01/2015	2,790,000	2,994,702
Hillsborough County FL Port District Series A (Airport Revenue, NATL-RE Insured) §	5.75	06/01/2016	1,060,000	1,076,886
Jacksonville FL Better Jacksonville Plan (Tax Revenue)	5.00	10/01/2017	2,000,000	2,289,300
Lakeland FL Energy System Revenue (Utilities Revenue) ±§	1.29	10/01/2014	42,000,000	42,164,220
Lee County FL Airport Refunding Series A (Airport Revenue, AGM Insured)	5.00	10/01/2014	3,000,000	3,237,750
Lee County FL Memorial Health System Series A (Health Revenue, AGM Insured) §	5.75	04/01/2013	2,700,000	2,711,772
Manatee County FL HFA Single Family Sub-Series 2 (Housing Revenue, GNMA Insured) §	6.50	11/01/2023	85,000	86,411
Marion County FL School Board Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2014	325,000	350,243
Miami Gardens FL COP Series A-1 (Miscellaneous Revenue)	4.00	06/01/2013	1,055,000	1,087,916
Miami Gardens FL COP Series A-1 (Miscellaneous Revenue)	5.00	06/01/2014	1,095,000	1,170,555
Miami-Dade County FL Aviation Series C (Airport Revenue, NATL-RE Insured) §	5.25	10/01/2014	1,000,000	1,002,880
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	04/01/2016	1,000,000	1,139,100
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	08/01/2013	480,000	494,141
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	08/01/2014	500,000	522,330
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	08/01/2015	615,000	649,489
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A-2 (Health Revenue, NATL-RE Insured) ±§	4.55	08/01/2046	1,850,000	1,926,720
Miami-Dade County FL IDA Dolphins Stadium Project Series D (IDR) ±§	3.09	07/01/2032	17,000,000	17,000,000
Miami-Dade County FL IDA Series C (IDR) ±§	3.09	07/01/2032	1,000,000	1,000,000
Miami-Dade County FL School Board COP (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	05/01/2016	1,400,000	1,586,942
Miami-Dade County FL School Board COP (Miscellaneous Revenue) ±§	5.00	05/01/2032	17,000,000	18,724,140
Miami-Dade County FL School Board COP (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.25	10/01/2015	4,000,000	4,350,920
Miami-Dade County FL School Board COP Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	05/01/2012	7,760,000	7,792,204
Miami-Dade County FL School Board COP Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	08/01/2012	1,600,000	1,623,360
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	03/03/2016	9,741,427	10,126,603
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10/01/2012	1,165,000	1,182,102
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10/01/2013	1,000,000	1,042,190
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10/01/2014	1,710,000	1,852,511

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT- TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)

North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00%	10/01/2015	$1,905,000	$2,106,263
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10/01/2013	1,450,000	1,525,139
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10/01/2014	1,000,000	1,073,010
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	08/01/2013	655,000	693,743
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	08/01/2014	3,000,000	3,287,640
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	08/01/2015	3,500,000	3,926,265
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	08/01/2016	600,000	681,876
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	01/01/2014	535,000	552,307
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	01/01/2015	1,935,000	2,017,760
Polk County FL School Board COP Series B (Miscellaneous Revenue, AGM Insured)	3.00	01/01/2015	1,235,000	1,287,821
Sarasota County FL Educational Facilities School Arts & Sciences Project (Miscellaneous Revenue) §	5.20	07/01/2017	880,000	900,944
Seminole Tribe Florida Series 2010A Gaming Division Series A (Miscellaneous Revenue) §144A	5.13	10/01/2017	1,400,000	1,456,700
South Lake County FL Hospital District (Health Revenue)	4.00	10/01/2014	835,000	872,967
South Lake County FL Hospital District (Health Revenue)	5.00	10/01/2015	920,000	1,002,809
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	06/01/2013	2,600,000	2,551,640
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	06/01/2014	1,645,000	1,577,621
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	3.50	07/01/2014	2,780,000	2,917,527
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	07/01/2015	4,835,000	5,214,064
Sunshine FL Governmental Funding Commission Miami Dade County Project Series A (Miscellaneous Revenue)	5.00	09/01/2016	2,865,000	3,213,871
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2012	2,000,000	2,047,960
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2013	1,000,000	1,069,870
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2015	2,500,000	2,871,325
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10/01/2015	12,905,000	14,225,956
Volusia County FL School Board (Tax Revenue, NATL-RE Insured)	5.00	10/01/2016	1,000,000	1,055,040
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10/01/2016	10,000,000	11,132,800

				284,231,793

Georgia : 0.82%
Atlanta GA Water & Wastewater System Series A (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.50	11/01/2012	8,500,000	8,753,555
Dalton GA School District Equipment Lease Purchase # 996-021203 (GO) §	4.20	08/01/2013	645,576	651,445
Dalton GA School District Equipment Lease Purchase # 996-021203 Series B (GO) §	4.20	08/01/2013	239,110	239,557
DeKalb County GA Community Parks & Greenspace Project (GO)	5.00	12/01/2014	1,495,000	1,627,651
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Health Revenue) §	5.00	07/01/2017	4,000,000	3,856,520
Georgia Environmental Loan Acquisition Corporation Local Water Authority (Miscellaneous Revenue) §	2.40	03/15/2016	3,890,000	3,978,498
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue) §	5.00	03/15/2017	900,000	966,609
Georgia Municipal Electric Authority Prerefunded Balance Class A (Utilities Revenue, Societe Generale LOC, NATL-RE, IBC, Bank of New York Insured, Societe Generale LIQ) ±§144A	0.50	01/01/2018	2,120,000	2,120,000

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia (continued)

Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00%	10/01/2017	$3,285,000	$3,435,223
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	04/24/2016	3,616,561	3,679,743
Pike County GA School District (GO, AMBAC State Aid Withholding Insured) §	5.70	02/01/2016	1,000,000	1,069,200
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue) §	5.00	10/01/2013	1,825,000	1,927,912
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue) §	5.00	10/01/2014	3,000,000	3,258,900
Putnam County GA School District (Education Revenue) §	4.20	03/01/2013	80,900	81,059
Richmond County GA Development Authority (IDR)	5.15	03/01/2015	2,000,000	2,178,960

				37,824,832

Guam : 0.10%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue) §	5.50	12/01/2015	455,000	467,412
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11/01/2014	1,845,000	1,911,771
Guam Government Hotel Occupancy Series A (Tax Revenue)	4.13	11/01/2015	750,000	793,815
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2012	500,000	509,650
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	07/01/2015	980,000	986,791

				4,669,439

Hawaii : 0.11%
Hawaii Department of Budget & Finance Hawaiian Electric Company Series A (Utilities Revenue, NATL-RE Insured)	4.95	04/01/2012	4,545,000	4,545,273
Hawaii Harbor Systems Series A (Airport Revenue, AGM Insured)	5.00	01/01/2013	645,000	666,330

				5,211,603

Idaho : 0.02%

Idaho Housing & Finance Association Series A (Housing Revenue) §	6.25	07/01/2038	700,000	735,273

Illinois : 9.59%
Chicago IL Board of Education (GO) ±§	1.14	03/01/2032	39,000,000	38,998,050
Chicago IL Board of Education (GO) ±§	1.29	03/01/2032	33,000,000	32,996,700
Chicago IL Charter School Project (Miscellaneous Revenue)	4.50	12/01/2012	600,000	609,336
Chicago IL Charter School Project (Miscellaneous Revenue)	5.00	12/01/2014	360,000	381,078
Chicago IL Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00	07/01/2013	2,580,000	2,708,458
Chicago IL Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00	07/01/2014	2,265,000	2,452,270
Chicago IL Motor Fuel Tax Revenue (Tax Revenue, AMBAC Insured) §	5.38	01/01/2014	645,000	676,721
Chicago IL O’Hare International Airport Second Lien General Airport (Airport Revenue, AMBAC Insured) §	5.50	01/01/2018	15,875,000	15,920,244
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	01/01/2017	2,265,000	2,583,686
Chicago IL O’Hare International Airport Series A (Airport Revenue, BHAC-CR, AMBAC Insured) §	5.50	01/01/2016	60,000	60,200
Chicago IL Series A (GO, NATL-RE Insured) §	5.38	01/01/2013	800,000	819,864
Chicago IL Series A2 (GO, AMBAC Insured) §	5.50	01/01/2018	32,080,000	36,704,011
Chicago IL Series DCL 2008-068 (GO, Dexia Credit Local LOC, FSA-CR, AMBAC Insured, Dexia Credit Local LIQ) ±§144A	0.94	01/01/2022	9,980,000	9,980,000
Chicago IL Series F (GO, Banco Bilboa Vizcaya SPA) ±§	0.38	01/01/2042	48,220,000	48,220,000
Chicago IL Transit Authority Capital Grant Receipts Federal Transit Administration Series B (Miscellaneous Revenue, AMBAC Insured)	5.25	06/01/2013	2,430,000	2,541,804
Chicago IL Transit Authority Capital Grants Receipts (Miscellaneous Revenue, AMBAC Insured) §	5.00	06/01/2017	3,065,000	3,406,625
Chicago IL Various Refunding Series E (GO, Banco Bilboa Vizcaya SPA) ±§	0.38	01/01/2042	9,000,000	9,000,000

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)

Chicago IL Various Refunding Series G (GO, Banco Bilboa Vizcaya SPA) ±§	0.38%	01/01/2042	$8,000,000	$8,000,000
Cicero IL Series A (GO, XLCA Insured)	5.00	01/01/2014	1,335,000	1,392,539
Cicero IL Series A (GO, XLCA Insured)	5.00	01/01/2015	2,725,000	2,891,579
Cook & Will County IL High School District 206 (GO, Assured Guaranty Insured)	4.00	12/15/2012	380,000	385,651
Cook & Will County IL High School District 206 (GO, Assured Guaranty Insured)	4.00	12/15/2013	4,195,000	4,335,994
Cook & Will County IL High School District 206 (GO, Assured Guaranty Insured)	4.50	12/15/2014	2,540,000	2,686,939
Cook County IL Series A (GO, NATL-RE Insured)	6.25	11/15/2012	2,000,000	2,075,540
Illinois Development Finance Authority Adventist Health System (Health Revenue)	4.00	02/15/2013	3,035,000	3,090,480
Illinois Development Finance Authority Adventist Health System (Health Revenue, AGM Insured)	5.00	05/15/2014	4,500,000	4,752,360
Illinois Development Finance Authority Adventist Health System (Health Revenue)	5.00	02/15/2015	2,500,000	2,682,200
Illinois Development Finance Authority Adventist Health System (Health Revenue, NATL-RE Insured) ±	5.50	11/15/2013	200,000	214,058
Illinois Educational Facilities Authority (Education Revenue) §	5.00	10/01/2014	1,000,000	1,014,480
Illinois Finance Authority Advocate Health Subseries C3B (Health Revenue) ±§	4.38	11/01/2038	3,500,000	3,738,910
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	4.85	07/01/2012	990,000	984,555
Illinois Finance Authority Prairie Power Series A (Resource Recovery Revenue) ±§	3.00	07/01/2042	4,000,000	4,114,720
Illinois Finance Authority Revenue Alexian Brothers Health System (Health Revenue)	5.00	02/15/2014	3,500,000	3,678,290
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	04/01/2013	670,000	687,728
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	04/01/2014	655,000	684,410
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	04/01/2015	555,000	588,444
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	05/15/2013	8,000,000	8,257,200
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	05/15/2014	3,250,000	3,428,100
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	04/01/2015	900,000	952,119
Illinois Finance Authority Revenue University of Chicago System (Health Revenue, NATL-RE Insured) §	5.00	08/15/2015	1,430,000	1,434,633
Illinois Finance Authority Xavier University (Education Revenue, Bank of America NA LOC) ±§	0.29	10/01/2033	7,045,000	7,045,000
Illinois First Series (GO, AGM Insured) §	5.38	12/01/2014	5,000,000	5,163,750
Illinois First Series (GO, AGM Insured)	5.50	05/01/2015	4,500,000	5,049,630
Illinois GO (GO) §	5.00	09/01/2015	1,885,000	2,037,270
Illinois GO (GO) §	5.00	09/01/2016	10,000,000	10,830,900
Illinois Health Facilities Authority Lake Forest Hospital Project Series A (Health Revenue) §	6.25	07/01/2022	3,000,000	3,026,610
Illinois Housing Development Authority (Housing Revenue) §	5.00	08/01/2028	3,195,000	3,400,183
Illinois Series A (GO) §	5.00	10/01/2016	5,000,000	5,275,950
Illinois Series B (GO, DEPFA Bank plc SPA) ±§	2.90	10/01/2033	64,700,000	64,700,000
Knox & Warren Counties IL Community United School District # 205 Series A (GO)	3.50	01/01/2015	500,000	528,110
Lake County IL Community Consolidated School District (GO, NATL-RE Insured)	8.70	01/01/2016	1,075,000	1,256,482
Lake County IL Forest Preservation District Series A (GO) ±§	0.77	12/15/2016	1,865,000	1,840,289
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue, Societe Generale LIQ) ±§	0.50	12/15/2028	17,500,000	17,500,000
Regional Transportation Authority IL Various Refunding Series B (Tax Revenue, GO of Authority Insured) ±§	0.75	06/01/2025	17,660,000	17,660,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	04/01/2014	1,565,000	1,648,211

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)

Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00%	04/01/2015	$1,090,000	$1,163,749
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	04/01/2016	635,000	686,416
University of Illinois COP Infrastructure Project (Miscellaneous Revenue, AMBAC Insured)	5.00	08/15/2013	5,800,000	6,041,048
University of Illinois COP Infrastructure Project (Miscellaneous Revenue, AMBAC Insured)	5.00	08/15/2014	6,275,000	6,670,702
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	04/01/2016	855,000	920,467
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	04/01/2017	635,000	686,454
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	01/01/2014	925,000	972,092
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	01/01/2015	1,800,000	1,930,968
Winnebago & Boone Counties IL School Districts (GO, AMBAC Insured)	5.00	02/01/2014	1,250,000	1,321,688
Winnebago & Boone Counties IL School Districts CAB (GO, AGM Insured) ¤	0.00	02/01/2015	500,000	469,140
Winnebago County IL School District Prerefunded Balance CAB (GO, AGM Insured) ¤	0.00	01/01/2014	1,290,000	1,266,974
Winnebago County IL School District Prerefunded Balance CAB (GO, AGM Insured) ¤	0.00	01/01/2014	2,310,000	2,244,812

				441,466,871

Indiana : 2.88%
Beech Grove IN School Building Corporation First Mortgage (Miscellaneous Revenue, NATL-RE State Aid Withholding Insured) §	6.25	07/05/2016	550,000	609,043
Boone County IN Redevelopment District BAN (Tax Revenue) §	4.00	05/15/2013	4,325,000	4,329,887
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	02/01/2013	2,150,000	2,212,221
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	08/01/2013	2,000,000	2,090,420
Indiana Education Facilities Authority CAB (Education Revenue, NATL-RE Insured) ¤	0.00	02/01/2015	400,000	371,524
Indiana Finance Authority HEFA Ascension Health Series B-2 (Health Revenue)	5.00	03/01/2015	1,895,000	2,052,096
Indiana Finance Authority Hospital Floyd Memorial Hospital & Health Refunding Balance (Health Revenue)	5.00	03/01/2014	1,810,000	1,915,704
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	02/15/2013	680,000	690,295
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	02/15/2014	1,000,000	1,028,700
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	02/15/2015	1,230,000	1,276,654
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±§	1.89	11/15/2031	70,710,000	71,164,665
Indianapolis IN Gas Utility Authority (Utilities Revenue) ±§	0.65	04/03/2012	13,500,000	13,500,000
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.20	06/01/2013	4,500,000	4,673,790
Jeffersonville IN Building Corporation Series A (Miscellaneous Revenue) §	4.00	08/15/2012	70,000	70,720
Jeffersonville IN Building Corporation Series B (Miscellaneous Revenue) §	4.00	08/15/2012	35,000	35,360
Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue) ±§	4.88	02/01/2035	10,000,000	10,211,600
University of Southern Indiana Auxiliary System (Education Revenue, AMBAC Insured) §	5.50	10/01/2015	5,000,000	5,018,000
Zionsville IN Community Schools Building Corporation Floaters Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, FSA State Aid Withholding Insured, Dexia Credit Local LIQ) ±§	0.65	01/15/2025	11,465,000	11,465,000

				132,715,679

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Iowa : 0.12%

Iowa Finance Authority Health Facilities (Health Revenue, Assured Guaranty Insured)	3.13%	08/15/2014	$1,000,000	$1,042,370
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12/01/2013	4,300,000	4,490,318

				5,532,688

Kansas : 0.56%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) ±§	5.25	12/01/2023	12,500,000	13,001,250
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±§	5.38	09/01/2035	5,000,000	5,206,700
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11/15/2013	250,000	257,853
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11/15/2014	650,000	677,391
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2012	100,000	97,825
Wichita KS Facilities Improvement Series III A (Health Revenue)	5.00	11/15/2013	1,750,000	1,865,325
Wichita KS Hospital Revenue Via Christi Health System (Health Revenue)	5.00	11/15/2013	2,280,000	2,430,252
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series B (Tax Revenue) §	5.00	12/01/2020	2,305,000	2,426,243

				25,962,839

Kentucky : 0.29%
Ashland KY Ashland Hospital Corporation Series B (Health Revenue)	4.00	02/01/2014	1,000,000	1,046,150
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured) §	5.63	03/01/2014	1,230,000	1,234,982
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured) §	5.63	03/01/2015	2,710,000	2,720,081
Kentucky EDFA Series Saint Elizabeth Series A (Health Revenue)	4.00	05/01/2013	1,500,000	1,550,295
Louisville & Jefferson County KY (Water & Sewer Revenue)	4.00	05/15/2013	5,360,000	5,573,650
Louisville & Jefferson County KY Metro Government Environmental Facilities Louisville Gas & Electric Company Project (Utilities Revenue) ±§	5.63	06/01/2033	1,000,000	1,032,820

				13,157,978

Louisiana : 3.35%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±§	3.25	01/01/2019	28,000,000	28,986,720
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±§	0.99	02/01/2046	46,000,000	46,001,840
England LA Sub District # 1 (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	08/15/2013	1,130,000	1,191,642
Louisiana Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2012	3,750,000	3,777,225
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±§	0.94	05/01/2043	40,500,000	40,546,980
Louisiana Local Government Environmental & Community Development Authority Series A (Education Revenue)	4.00	10/01/2013	1,500,000	1,568,100
Louisiana Local Government Environmental & Community Development Authority Series A (Education Revenue)	4.00	10/01/2014	1,500,000	1,607,205
Louisiana PFA Christus Health Series C3 (Health Revenue, AGM Insured)	5.00	07/01/2013	4,445,000	4,665,161
Louisiana PFA Franciscan Series B (Health Revenue)	5.00	07/01/2013	2,830,000	2,938,729
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63	01/01/2015	1,120,000	1,190,269
New Orleans LA Aviation Board Series A Refunding Balance (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,000,000	1,089,770
New Orleans LA Aviation Board Series B-2 Refunding Balance (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,845,000	2,010,626
New Orleans LA Master Lease (Lease Revenue) §	5.25	01/01/2018	16,615,740	17,529,440

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Louisiana (continued)

Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Airport Revenue, NATL-RE Insured) §	5.25%	08/15/2013	$910,000	$924,651

				154,028,358

Maine : 0.19%
Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	03/01/2014	3,135,000	3,262,689
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.63	12/01/2013	3,230,000	3,392,954
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.95	12/01/2014	2,075,000	2,238,863

				8,894,506

Maryland : 1.16%
Baltimore County MD EDA (IDR, BNP Paribas LOC) ±§	0.70	12/01/2017	5,000,000	5,000,000
Baltimore MD Consolidated Public Improvement Series A (GO, AGM Insured) ±§(a)(m)(n)	0.25	10/15/2020	12,635,000	11,820,251
Baltimore MD Consolidated Public Improvement Series A (GO, FGIC Insured) ±§(a)(m)(n)	0.28	10/01/2022	26,000,000	23,804,306
Maryland Community Development Administration Residential Series H (Housing Revenue) §	4.55	09/01/2012	400,000	400,924
Maryland HEFA (Health Revenue) ±§	1.39	05/15/2042	12,500,000	12,521,000

				53,546,481

Massachusetts : 1.89%
Massachusetts Development Finance Agency Series A (Utilities Revenue) ±§	2.25	12/01/2041	2,500,000	2,546,500
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.25	01/01/2013	3,035,000	3,060,615
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75	01/01/2014	2,585,000	2,644,739
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	01/01/2015	2,150,000	2,244,686
Massachusetts HEFA Care Group Series E-2 (Health Revenue)	5.00	07/01/2012	1,500,000	1,516,905
Massachusetts HEFA Health System Catholic East (Health Revenue)	5.00	11/15/2013	1,680,000	1,784,227
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	07/01/2015	700,000	752,276
Massachusetts HEFA Northeastern University Series T-2 (Education Revenue) ±§	4.10	10/01/2037	3,000,000	3,006,030
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue) ±§	1.07	07/01/2038	40,000,000	39,484,800
Massachusetts Municipal Securitization Trust Receipts Class A (GO, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ±§	0.50	05/01/2037	7,845,000	7,845,000
Massachusetts Series A (GO) ±§	0.71	09/01/2016	4,000,000	3,999,680
Massachusetts Series A (GO) ±§	0.72	02/01/2014	12,070,000	12,077,966
Massachusetts Series A (GO) ±§	0.85	02/01/2015	3,350,000	3,350,000
Massachusetts State HEFA Caritas Christi Obligation Series B (Health Revenue) §	6.50	07/01/2012	600,000	608,670
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, AMBAC-TCR, GO of Authority Insured) §	5.25	12/01/2015	1,840,000	2,009,814

				86,931,908

Michigan : 3.67%
Detroit MI Capital Improvement Limited Tax Series A-1 (GO)	5.00	04/01/2013	4,500,000	4,376,295
Detroit MI City School District (GO, AGM, Small Business Lending Fund Insured)	5.00	05/01/2014	1,150,000	1,240,172
Detroit MI City School District Floater Series DCL 045 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ±§	0.65	05/01/2030	15,000,000	15,000,000
Detroit MI City School District School Building & Site Improvement Series A (GO, FGIC Small Business Lending Fund Insured)	5.00	05/01/2013	2,750,000	2,872,485

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)

Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00%	09/30/2012	$4,350,000	$4,428,735
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	09/30/2013	3,720,000	3,906,149
Detroit MI GO Series B (GO, AGM Insured)	5.00	04/01/2015	1,120,000	1,191,490
Detroit MI Sewer Disposal System (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2014	5,000,000	5,398,850
Detroit MI Sewer Disposal System (Water & Sewer Revenue, AGM Insured)	5.50	07/01/2016	12,535,000	14,156,152
Detroit MI Sewer Disposal System (Water & Sewer Revenue, NATL-RE Insured)	6.00	07/01/2014	685,000	749,650
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured) §	5.00	07/01/2016	2,470,000	2,663,278
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured) §	5.00	07/01/2017	3,975,000	4,267,322
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured) ±§	5.50	07/01/2013	2,655,000	2,755,996
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured) ±§	5.50	07/01/2013	450,000	467,118
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured) ±	5.50	07/01/2016	1,000,000	1,121,140
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2013	1,235,000	1,290,946
Detroit MI Water Supply System (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2013	1,265,000	1,321,014
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE Insured) §	5.25	07/01/2016	1,000,000	1,037,830
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE Insured) ±§	5.25	07/01/2017	1,455,000	1,596,004
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured) §	6.50	07/01/2015	1,000,000	1,103,370
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE, FGIC Insured) §	5.00	07/01/2018	5,000,000	5,387,150
Detroit MI Water Supply Systems Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	07/01/2013	6,405,000	6,678,750
Flint MI International Academy Public School Project (Miscellaneous Revenue) §	5.00	10/01/2017	1,405,000	1,402,991
Huron Valley MI School District (GO, NATL-RE, Small Business Lending Fund Insured)	5.00	05/01/2015	2,965,000	3,335,506
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) ±§	5.25	01/15/2047	3,000,000	3,225,030
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	06/01/2014	18,070,000	19,060,778
Michigan Municipal Bond Authority City of Detroit School District (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2015	11,860,000	12,779,862
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.25	05/01/2015	990,000	1,016,186
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	275,000	281,779
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2016	105,000	110,687
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2013	225,000	233,458
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2012	1,425,000	1,448,983
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.75	12/01/2014	3,555,000	3,801,006
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.50	05/01/2014	80,000	80,062
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	300,000	307,395
Michigan State Building Authority Series I (Miscellaneous Revenue, AGM Insured) §	5.25	10/15/2014	2,500,000	2,676,475
Michigan State Hospital Finance Authority (Health Revenue) §	5.50	11/01/2016	5,025,000	5,311,928

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)

Michigan State Hospital Finance Authority McLaren Health Care (Health Revenue)	5.00%	05/15/2013	$1,435,000	$1,498,398
Michigan State Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11/15/2015	1,000,000	1,115,820
Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured) §	4.75	09/15/2017	3,520,000	3,777,523
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue) ±§	3.05	08/01/2024	4,000,000	4,054,920
Michigan State Strategic Fund Obligation Dow Chemical B-2 (IDR)	6.25	06/01/2014	6,000,000	6,607,320
Wayne County MI Airport Authority (Airport Revenue)	4.00	12/01/2013	5,000,000	5,205,350
Wayne County MI Airport Authority (Airport Revenue)	5.00	12/01/2015	1,290,000	1,415,336
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE, FGIC Insured)	5.00	12/01/2012	1,500,000	1,533,015
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE, FGIC Insured)	5.00	12/01/2013	3,365,000	3,527,630
Wayne County MI Detroit Metropolitan Airport MBIA (Airport Revenue, AGC-ICC, MBIA-RE, FGIC Insured)	5.00	12/01/2015	1,110,000	1,215,827
Western Townships MI Utilities Authority Sewage Disposal Systems (GO)	4.00	01/01/2013	1,075,000	1,102,402

				169,135,563

Minnesota : 1.09%
Becker MN PCR Northern States Power Series A (IDR) ±§	8.50	03/01/2019	4,745,000	4,933,993
Becker MN PCR Northern States Power Series B (IDR) ±§	8.50	09/01/2019	8,400,000	8,734,572
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12/01/2012	500,000	507,365
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12/01/2013	515,000	533,154
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12/01/2014	530,000	557,650
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	4.00	08/15/2014	1,200,000	1,279,104
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	08/15/2015	750,000	814,523
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	08/15/2015	600,000	672,174
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±§(a)(m)(n)	0.26	11/15/2017	8,900,000	8,240,519
Minneapolis MN Fairview Health Services Series A (Health Revenue)	5.13	11/15/2013	1,935,000	2,052,145
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, NATL-RE Insured) §	5.50	05/15/2016	2,200,000	2,231,130
Minnesota Agricultural & Economic Development Board Essential Health Series A (Health Revenue) §	4.75	02/15/2015	14,455,000	14,903,828
Minnesota Municipal Power Agency (Utilities Revenue) §	4.00	10/01/2013	3,530,000	3,538,860
Seaway Port Authority of Duluth MN Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20	05/01/2013	900,000	930,105

				49,929,122

Mississippi : 0.09%
Mississippi Business Finance Corporation Gulf Opportunity Zone Series A (Utilities Revenue) §	3.25	05/01/2014	1,860,000	1,877,744
Mississippi Development Bank Special Obligation Limited Tax Note Singing River Hospital System Series B1 (Health Revenue, Assured Guaranty Insured)	2.00	07/01/2012	1,360,000	1,366,025
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	08/15/2012	1,000,000	1,014,870

				4,258,639

Missouri : 0.81%
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue) §	4.50	04/01/2021	415,000	424,358

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Missouri (continued)
Jackson County MO Special Obligation (Tax Revenue, NATL-RE Insured) §	5.50%	12/01/2015	$2,865,000	$2,960,634
Lake of the Ozarks Missouri Community Bridge Corporation (Transportation Revenue) §	5.25	12/01/2014	1,105,000	1,058,800
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Miscellaneous Revenue)	4.00	04/01/2012	475,000	475,038
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Miscellaneous Revenue)	4.25	04/01/2013	500,000	514,115
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±§	4.90	05/01/2038	2,000,000	2,076,400
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR, XLCA Insured) ±§	5.25	07/01/2017	1,100,000	1,142,647
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2014	1,295,000	1,384,990
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2015	1,380,000	1,521,947
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2016	1,910,000	2,153,754
Sikeston MO Electrical Revenue (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2013	2,145,000	2,251,692
St. Louis MO Floaters Series 004 (Airport Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ±§	0.65	07/01/2026	17,970,000	17,970,000
St. Louis MO Lambert St. Louis International Airport Series B (Airport Revenue, NATL-RE, FGIC Insured)	6.00	07/01/2013	1,265,000	1,329,110
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	02/15/2015	1,000,000	1,099,330
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	02/15/2016	1,000,000	1,114,590

				37,477,405

Montana : 0.01%
Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series A (Airport Revenue)	5.00	06/01/2012	310,000	311,717
Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series B (Airport Revenue)	5.00	06/01/2012	150,000	150,831
Montana Board Housing Series A2 (Housing Revenue, GO of Board Insured)	4.20	12/01/2013	140,000	144,533

				607,081

Nebraska : 0.29%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.00	12/01/2014	2,000,000	2,119,620
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue) §	5.00	12/01/2015	10,560,000	11,217,360
O’Neill NE St. Anthony’s Project (Health Revenue) §	6.25	09/01/2012	170,000	172,020

				13,509,000

Nevada : 0.63%
Clark County NV Airport (Airport Revenue, Citibank NA LIQ) ±§144A	0.39	01/01/2018	11,250,000	11,250,000
Henderson NV Health Care Facilities Catholic Healthcare West Series B (Health Revenue)	5.00	07/01/2013	2,000,000	2,101,380
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10/01/2015	4,365,000	4,896,090
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10/01/2016	4,595,000	5,277,633
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	06/01/2012	1,195,000	1,202,696
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	06/01/2013	1,225,000	1,272,812
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2014	1,260,000	1,276,645
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2015	1,520,000	1,542,739

				28,819,995

New Hampshire : 0.12%
New Hampshire HFA SFMR Series B (Housing Revenue) §	5.00	07/01/2027	5,020,000	5,276,472

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey : 3.90%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±§	2.63%	12/01/2029	$2,705,000	$2,737,325
Hudson County NJ COP (Miscellaneous Revenue, NATL-RE Insured)	6.25	06/01/2016	2,000,000	2,287,540
New Jersey EDA (Tobacco Revenue, FGIC Insured)	5.00	06/15/2012	2,000,000	2,016,320
New Jersey EDA (Tobacco Revenue, Radian, IBC Insured)	5.38	06/15/2014	3,500,000	3,828,720
New Jersey EDA (Tobacco Revenue, Radian, IBC Insured)	5.38	06/15/2015	8,325,000	9,356,717
New Jersey EDA Motor Vehicle Commission Series A CAB (Miscellaneous Revenue, NATL-RE State Appropriations Insured) ¤	0.00	07/01/2014	1,810,000	1,728,333
New Jersey EDA Motor Vehicle Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.25	07/01/2016	2,190,000	2,355,498
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±§	1.99	02/01/2018	39,000,000	39,141,570
New Jersey HEFAR Series 1A (Education Revenue) §	4.75	12/01/2029	850,000	862,147
New Jersey HEFAR Student Loan Series 2 (Education Revenue) §	4.50	12/01/2029	10,115,000	10,200,573
New Jersey HFFA Catholic Health East (Health Revenue)	5.00	11/15/2013	2,000,000	2,106,460
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	3.00	12/01/2013	10,340,000	10,659,092
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	5.00	12/01/2013	5,000,000	5,319,200
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	06/01/2013	1,285,000	1,343,699
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	06/01/2014	5,555,000	5,961,682
New Jersey State Turnpike Authority Series D (Transportation Revenue, Societe Generale LOC, NATL-RE, FGIC Insured) ±§	1.15	01/01/2018	46,200,000	46,200,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	06/01/2014	2,500,000	2,631,100
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	06/01/2015	1,000,000	1,059,690
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) ±§144A	0.59	06/01/2029	18,000,000	18,000,000
New Jersey Transportation Corporation Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.00	09/15/2016	3,195,000	3,582,777
Newark NJ Housing Authority (Miscellaneous Revenue, NATL-RE Insured)	5.00	01/01/2015	1,450,000	1,514,670
Newark NJ Housing Authority (Miscellaneous Revenue, NATL-RE Insured)	5.00	01/01/2016	560,000	590,481
Newark NJ Housing Authority (Miscellaneous Revenue, NATL-RE Insured)	5.00	01/01/2016	1,070,000	1,128,240
Newark NJ Housing Authority (Miscellaneous Revenue, NATL-RE Insured)	5.00	01/01/2017	3,455,000	3,686,174
North Jersey District Water Supply Series C (Water & Sewer Revenue, NATL-RE Insured) §	5.25	07/01/2015	1,000,000	1,035,320

				179,333,328

New Mexico : 0.31%
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11/01/2014	1,250,000	1,329,375
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11/01/2015	875,000	947,564
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured) ±	1.12	12/01/2028	11,095,000	11,039,969
New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA, FNMA Insured) §	5.60	01/01/2039	710,000	762,696
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA, FNMA, FHLMC Insured) §	4.05	07/01/2026	270,000	270,910

				14,350,514

New York : 13.65%
Buffalo NY Sewer Authority Series F (Water & Sewer Revenue, NATL-RE, FGIC Insured) §	6.00	07/01/2013	690,000	710,769

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)

Dutchess County NY Local Development Corporation (Health Revenue)	4.00%	07/01/2013	$1,295,000	$1,331,079
Dutchess County NY Local Development Corporation (Health Revenue, AGM Insured)	5.00	07/01/2014	1,085,000	1,171,051
JPMorgan Chase PUTTER/DRIVER Trust Series 3925 (GO, JPMorgan Chase & Company LIQ) ±§144A	0.25	04/30/2012	15,000,000	15,000,000
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ±§	0.45	12/01/2029	27,505,000	27,505,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ±§	0.48	12/01/2029	28,000,000	28,000,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ±§	0.50	12/01/2029	10,000,000	10,000,000
Long Island NY Power Authority Series N (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ±§	0.55	12/01/2029	15,565,000	15,565,000
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ±§	0.48	12/01/2029	12,500,000	12,500,000
Metropolitan Transportation Authority New York Sub Series B-3 (Tax Revenue) ±	1.09	11/01/2018	32,600,000	32,677,588
Metropolitan Transportation Authority New York Sub Series E-2 (Transportation Revenue, BNP Paribas LOC) ±§	0.40	11/01/2035	21,200,000	21,200,000
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2014	4,010,000	4,238,370
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2015	5,030,000	5,473,244
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.88	01/01/2016	3,830,000	4,254,517
New York City NY Adjusted J Subordinated Series J2 (GO, Westdeutsche Landesbank LOC) ±§	0.25	02/15/2016	10,000,000	10,000,000
New York City NY Housing Development Corporation MFHR Series L-2 (Housing Revenue) ±§	2.00	05/01/2045	13,000,000	13,180,830
New York City NY IDAG Yankee Stadium CAB (Miscellaneous Revenue, Assured Guaranty Insured) ¤	0.00	03/01/2013	2,755,000	2,732,271
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ±§	0.29	06/15/2032	29,800,000	29,800,000
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue, Dexia Credit Local SPA) ±§	0.29	06/15/2033	46,100,000	46,100,000
New York City NY Transitional Finance Authority Subseries A-3 (Tax Revenue, Dexia Credit Local SPA) ±§	0.30	08/01/2023	20,000,000	20,000,000
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±§	1.10	05/01/2018	10,015,000	9,430,024
New York Dormitory Authority Series A (Miscellaneous Revenue)	5.00	07/01/2014	1,200,000	1,302,564
New York Energy R&D Authority Electric and Gas Corporation Series A (Utilities Revenue)	2.13	03/15/2015	19,500,000	19,783,335
New York Local Government Assistance Corporation Series A-9V (Tax Revenue, AGM GO of Corporation Insured) ±§(a)(m)(n)	0.14	04/01/2017	39,500,000	37,649,064
New York NY Sub Series F-2 (GO) ±§	4.40	12/15/2017	19,720,000	20,834,180
New York NY Sub Series J-7 (GO, Landesbank Baden-Wuerttemberg LOC) ±§	0.70	08/01/2021	18,500,000	18,500,000
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ±§	0.30	04/01/2035	48,900,000	48,900,000
New York State Environmental Facilities Various Waste Management Project Series A (IDR) ±	4.55	05/01/2012	3,000,000	3,007,770
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	06/01/2017	6,500,000	7,603,050
New York Urban Development Corporation (Housing Revenue) §	5.88	02/01/2013	14,000,000	14,067,060
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue) ±§	5.63	11/15/2024	7,250,000	7,329,243
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, NATL-RE, FGIC Insured) §	5.25	10/01/2015	970,000	1,018,743
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±§144A	6.63	10/01/2035	10,450,000	10,553,664
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	07/01/2016	1,000,000	1,125,610
Suffolk County NY Series B (GO)	4.00	10/01/2015	1,000,000	1,080,730
Suffolk County NY TAN Series I (GO)	2.00	07/12/2012	105,000,000	105,243,600

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)

Syracuse NY Public Improvement Series B (GO, Assured Guaranty Insured)	4.00%	04/15/2014	$850,000	$904,664
Troy NY Capital Resource Corporation Series B (Education Revenue)	5.00	09/01/2015	2,000,000	2,213,620
Westchester County NY Healthcare Corporation Series B (Health Revenue)	4.00	11/01/2014	1,700,000	1,801,286
Westchester County NY Healthcare Corporation Series B (Health Revenue)	5.00	11/01/2014	4,815,000	5,237,372
Westchester County NY Healthcare Corporation Series B (Health Revenue)	5.00	11/01/2015	3,000,000	3,319,770
Yonkers NY IDA Series A (GO)	5.00	10/01/2014	1,500,000	1,615,155
Yonkers NY IDA Series A (GO)	5.00	10/01/2015	2,295,000	2,520,025
Yonkers NY IDA Series A (GO)	5.00	10/01/2016	2,000,000	2,215,000

				628,695,248

North Carolina : 0.62%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE, IBC Insured) §	7.00	01/01/2013	1,105,000	1,145,344
North Carolina Medical Care Commission University Health System Series E1 (Health Revenue) ±§	5.75	12/01/2036	8,865,000	9,516,489
Winston-Salem NC Waterworks & Sewer System (Water & Sewer Revenue, Branch Banking & Trust SPA) ±§	0.55	06/01/2037	17,760,000	17,760,000

				28,421,833

North Dakota : 0.13%
Fargo ND Sanford Health System (Health Revenue)	4.00	11/01/2015	4,115,000	4,456,339
Ward County ND HCFA (Health Revenue)	5.25	07/01/2015	1,375,000	1,488,341

				5,944,680

Ohio : 2.08%
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2014	2,175,000	2,310,959
Cleveland OH Airport System (Airport Revenue)	4.00	01/01/2015	5,245,000	5,546,168
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00	12/01/2015	1,640,000	1,781,532
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12/01/2016	1,705,000	1,936,795
Garfield Heights OH Reform & Improvement Project (GO, AGM Insured) §	3.00	12/01/2016	3,740,000	3,964,587
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue) §	4.00	05/01/2015	1,625,000	1,716,959
Montgomery County OH Catholic Health Initiatives Series D2 (Health Revenue) ±§	5.25	10/01/2038	5,500,000	5,894,515
Montgomery County OH Water Revenue Refunding System Greater Moraine Beaver (Water & Sewer Revenue, AMBAC Insured) §	5.38	11/15/2015	2,650,000	2,706,101
Ohio Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue) ±§	3.88	12/01/2038	2,000,000	2,070,020
Ohio Air Quality Development Authority First Energy Series A (IDR)	5.70	02/01/2014	2,500,000	2,676,150
Ohio Air Quality Development Authority First Energy Series B (IDR) ±§	3.00	10/01/2033	2,900,000	2,900,232
Ohio Higher Educational Facility Commission Hospital Cleveland Clinic Health Series A (Health Revenue)	4.00	01/01/2013	1,750,000	1,795,693
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	4.00	01/15/2013	150,000	153,009
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	5.00	01/15/2014	1,750,000	1,847,545
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±§	4.88	01/15/2039	2,050,000	2,264,820
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±§	1.44	07/01/2016	10,000,000	10,007,400
Ohio State Air Quality Development Authority PCR Series A (IDR) ±§	2.25	12/01/2023	33,300,000	33,478,488
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±§	2.63	07/01/2021	3,300,000	3,335,871

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Ohio (continued)

Princeton OH School District MSTR (GO, NATL-RE Insured, Societe Generale LIQ) ±§	0.70%	12/01/2030	$9,480,000	$9,480,000

				95,866,844

Oklahoma : 0.56%
Comanche County OK Independent School District # 4 Geronimo (Education Revenue) §	6.25	08/15/2014	574,542	599,356
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) ±§(a)(m)(n)	0.58	06/01/2019	17,000,000	15,568,663
Oklahoma County OK Finance Authority Western Heights Public Schools Project (Miscellaneous Revenue)	3.25	09/01/2012	840,000	847,930
Oklahoma Development Finance Authority Department of Human Services Community Office (Miscellaneous Revenue, AMBAC Insured) §	5.25	02/01/2015	1,090,000	1,092,583
Oklahoma Development Finance Authority PCR Public Service Company Oklahoma Project (IDR)	5.25	06/01/2014	740,000	791,608
Okmulgee OK Municipal Utility System Series A (Utilities Revenue)	2.00	12/01/2012	1,130,000	1,139,899
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	3.00	06/01/2012	1,035,000	1,037,422
Tulsa OK Airports Improvement Trust Series A (Airport Revenue) §	4.00	06/01/2017	4,600,000	4,816,798

				25,894,259

Oregon : 0.69%
Oregon Facilities Authority Legacy Health System (Health Revenue)	5.00	03/15/2013	1,000,000	1,040,090
Oregon Facilities Authority Legacy Health System (Health Revenue)	5.00	03/15/2014	750,000	802,005
Oregon Housing & Community Service Department SFMR (Housing Revenue, KBC Bank NV SPA) ±§	0.70	07/01/2038	30,000,000	30,000,000
Oregon Housing & Community Services Department Series H (Housing Revenue) §	5.13	01/01/2029	10,000	10,283

				31,852,378

Pennsylvania : 10.80%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.00	01/01/2013	1,410,000	1,440,118
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	01/01/2014	1,350,000	1,428,746
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,000,000	1,088,360
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2013	700,000	719,915
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2014	1,000,000	1,056,060
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±§	1.09	02/01/2021	22,405,000	21,297,073
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series B (Health Revenue)	5.00	06/15/2014	1,475,000	1,607,426
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Health Revenue) ±§	1.24	05/15/2038	13,000,000	13,001,560
Allegheny County PA IDAG Duquesne Light PCR Series A (Utilities Revenue, AMBAC Insured) ±	4.35	12/01/2013	1,460,000	1,522,926
Allegheny County PA University of Pittsburgh Medical Center Series B (Health Revenue)	5.00	06/15/2014	2,585,000	2,817,081
Beaver County PA IDA PCR First Energy Series B (IDR) ±§	3.00	10/01/2047	5,100,000	5,100,459
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue) §	5.63	10/01/2015	1,565,000	1,565,016
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	3.75	01/01/2013	650,000	657,222
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	01/01/2015	2,310,000	2,460,081
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue) §	6.10	07/01/2013	2,240,000	2,248,310

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)

Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue) §	6.20%	07/01/2019	$3,800,000	$3,800,342
Delaware Valley PA Regional Financial Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ±§	0.85	12/01/2020	24,900,000	24,900,000
Delaware Valley PA Regional Financing Authority (Miscellaneous Revenue, Bayerische Landesbank LOC) ±§	0.90	06/01/2042	22,000,000	22,000,000
Delaware Valley PA Regional Financing Authority (Miscellaneous Revenue)	5.75	07/01/2017	20,750,000	24,028,293
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±§	5.25	12/01/2033	8,880,000	8,949,175
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) ±§	5.00	12/01/2033	14,795,000	14,803,137
JPMorgan Chase PUTTER/DRIVER Trust Series 3932 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) ±§144A	0.35	06/29/2012	90,000,000	90,000,000
Luzerne County PA Series C (GO, FSA Insured) §	7.00	11/01/2018	2,130,000	2,538,577
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00	07/01/2014	2,000,000	2,120,080
McKeesport PA Area School District CAB Series A (GO, AMBAC State Aid Withholding Insured) ¤	0.00	10/01/2014	2,000,000	1,870,160
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	02/01/2014	1,880,000	2,015,416
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	08/01/2014	2,955,000	3,221,689
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	08/01/2015	2,505,000	2,804,072
Northampton County PA General Purpose Hospital Authority St. Lukes Hospital Project Series C (Health Revenue) ±§	4.50	08/15/2032	1,425,000	1,548,733
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10/15/2013	6,135,000	6,306,535
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25	10/15/2014	900,000	940,914
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2013	4,215,000	4,279,447
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2014	7,500,000	7,628,700
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2015	1,675,000	1,695,016
Pennsylvania EDFA Main Line Health (Hospital Revenue) ±§	0.64	10/01/2027	11,785,000	11,708,987
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	09/01/2013	4,250,000	4,340,313
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) §	5.13	12/01/2015	305,000	305,009
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±§	2.63	12/01/2033	6,500,000	6,577,675
Pennsylvania Finance Authority Community College Beaver County Project (Education Revenue, NATL-RE State Aid Withholding Insured) §	4.65	12/01/2013	1,085,000	1,088,711
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, XLCA Insured) ±§	0.84	07/01/2017	4,350,000	4,092,785
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00	05/15/2014	3,970,000	4,301,535
Pennsylvania HEFAR University of The Arts (Education Revenue, Radian State Aid Withholding Insured) §	5.50	03/15/2013	485,000	486,208
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, FSA State Aid Withholding Insured, Dexia Credit Local LIQ) ±§	0.94	06/01/2023	15,920,000	15,920,000
Pennsylvania Turnpike Commission (Transportation Revenue) ±§	0.96	06/01/2015	13,770,000	13,786,662
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±§	1.09	12/01/2013	15,000,000	15,091,800
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±§	1.24	12/01/2014	20,000,000	20,146,600
Philadelphia PA 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured) §	5.25	08/01/2015	1,150,000	1,207,546
Philadelphia PA 8th Series 1998 General Ordinance (Utilities Revenue)	5.00	08/01/2013	1,000,000	1,050,520
Philadelphia PA 8th Series General Ordinance (Utilities Revenue)	5.00	08/01/2014	4,045,000	4,359,418
Philadelphia PA Gas Works 18th Series (Utilities Revenue, CIFC Insured)	5.00	08/01/2014	2,000,000	2,151,160

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)

Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00%	08/01/2015	$2,000,000	$2,196,940
Philadelphia PA GO (GO)	4.00	08/01/2013	12,670,000	13,122,066
Philadelphia PA GO (GO, CIFC Insured)	5.00	08/01/2014	2,320,000	2,495,346
Philadelphia PA GO (GO)	5.00	08/01/2014	4,030,000	4,337,368
Philadelphia PA Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured) §	5.25	12/01/2017	2,335,000	2,405,517
Philadelphia PA IDA Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	10/01/2012	8,000,000	8,151,680
Philadelphia PA IDA Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	10/01/2013	5,625,000	5,878,913
Philadelphia PA Municipal Authority (Miscellaneous Revenue)	4.00	04/01/2012	780,000	780,055
Philadelphia PA Municipal Authority (Miscellaneous Revenue)	4.00	04/01/2013	1,290,000	1,319,244
Philadelphia PA Municipal Authority (Miscellaneous Revenue, AGM Insured)	5.25	05/15/2013	1,365,000	1,425,565
Philadelphia PA Municipal Authority (Miscellaneous Revenue, AGM Insured) §	5.25	11/15/2015	2,850,000	2,996,376
Philadelphia PA Municipal Authority Series B (Miscellaneous Revenue, AGM Insured) §	5.25	11/15/2016	1,280,000	1,341,530
Philadelphia PA Parking Authority (Airport Revenue)	5.00	09/01/2012	2,265,000	2,301,897
Philadelphia PA School District (GO, AMBAC State Aid Withholding Insured)	5.00	08/01/2013	2,955,000	3,133,571
Philadelphia PA School District (GO, Assured Guaranty State Aid Withholding Insured)	5.00	06/01/2015	4,655,000	5,163,466
Philadelphia PA School District (GO, AMBAC State Aid Withholding Insured) §	5.00	08/01/2016	5,210,000	5,706,565
Philadelphia PA School District Series A (GO, AMBAC State Aid Withholding Insured)	5.00	08/01/2015	10,105,000	11,352,260
Philadelphia PA School District Series C (GO, State Aid Withholding Insured)	5.00	09/01/2013	7,500,000	7,980,375
Philadelphia PA Series A (GO, AGM Insured)	5.25	08/01/2016	6,530,000	7,436,233
Philadelphia PAF Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10/01/2013	3,225,000	3,406,858
Pittsburgh PA Series A (GO)	3.00	09/01/2014	400,000	416,212
Pittsburgh PA Series A (GO)	4.00	09/01/2015	625,000	676,519
Pittsburgh PA Series A (GO)	4.00	09/01/2016	600,000	651,990
Pittsburgh PA Water & Sewer Authority Series C (Water & Sewer Revenue, Assured Guaranty Insured) ±§	2.63	09/01/2035	6,250,000	6,288,000
St. Mary Hospital Authority Pennsylvania Catholic Healthcare East Series B (Health Revenue)	5.00	11/15/2013	2,000,000	2,120,740
Westmoreland County PA CAB Series A (GO, NATL-RE Insured) ¤	0.00	06/01/2013	1,170,000	1,144,646
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	07/01/2014	1,380,000	1,437,670
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	07/01/2015	1,435,000	1,511,457

				497,254,627

Puerto Rico : 2.22%
Puerto Rico Commonwealth Highway & Transportation Authority Floaters Series DCL 019 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ±§	0.94	01/01/2029	595,000	595,000
Puerto Rico Commonwealth Highway & Transportation Authority Series W MBIA (Tax Revenue, NATL-RE, IBC Insured) §	5.50	07/01/2013	2,700,000	2,790,774
Puerto Rico Commonwealth Series B-2 (Miscellaneous Revenue) ±§	2.59	07/01/2024	10,775,000	10,775,000
Puerto Rico Commonwealth Series B-2 (Miscellaneous Revenue, AGM Insured) ±§	2.59	07/01/2025	20,075,000	20,075,000
Puerto Rico Commonwealth Series C-5 (Miscellaneous Revenue, AGM Insured) ±§	2.59	07/01/2021	15,000,000	15,000,000
Puerto Rico Commonwealth Various Refunding Series C-4 (Miscellaneous Revenue, AGM Insured) ±§	2.59	07/01/2018	5,000,000	5,000,000
Puerto Rico Government Development Bank Senior Note Series D (Miscellaneous Revenue) §	1.00	11/08/2012	25,000,000	25,001,000
Puerto Rico Highway & Transportation Series W (Tax Revenue) §	5.50	07/01/2013	1,620,000	1,725,883
Puerto Rico Highway & Transportation Series W (Tax Revenue) §	5.50	07/01/2013	995,000	1,035,128
Puerto Rico Highway & Transportation Series W (Tax Revenue) §	5.50	07/01/2013	295,000	303,953

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ) ±§	0.34%	08/01/2057	$20,000,000	$20,000,000

				102,301,738

Rhode Island : 0.07%
Providence RI Series A (GO, AGM Insured)	4.00	01/15/2014	1,830,000	1,904,097
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2014	1,175,000	1,254,595

				3,158,692

South Carolina : 0.59%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue) §	4.88	10/01/2014	2,860,000	3,042,068
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2013	105,306	99,348
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2014	110,149	95,267
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2015	119,099	92,923
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2016	132,758	58,471
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2017	179,606	72,848
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2018	198,490	73,334
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2019	216,089	73,565
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2020	235,042	75,004
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2021	278,784	81,815
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	01/01/2022	294,812	81,206
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) §¤	0.00	01/01/2032	1,485,756	206,698
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) §¤	0.00	01/01/2042	1,150,857	73,402
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) §¤	0.00	07/22/2051	665,372	18,424
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) §¤	0.00	01/01/2032	498,915	28,698
Connector 2000 Association Incorporated CAB Series B (Transportation Revenue) §¤	0.00	07/22/2051	258,161	2,298
Georgetown County SC Environmental Improvement International Paper Company Project Series A (IDR)	5.95	03/15/2014	2,300,000	2,481,447
Lexington County SC Health Services Incorporate (Health Revenue)	5.00	11/01/2014	500,000	547,105
Newberry SC Investing in Newberry County School District Project (Miscellaneous Revenue)	5.25	12/01/2014	1,000,000	1,083,420
Orangeburg County SC Joint Government Action Authority (Tax Revenue, NATL-RE Insured)	5.00	10/01/2013	1,100,000	1,139,567
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	01/01/2016	1,860,000	2,198,074
Richland County SC Series A (Resource Recovery Revenue)	4.60	09/01/2012	1,500,000	1,520,115
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	02/01/2015	225,000	234,207
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	02/01/2015	1,145,000	1,255,172
South Carolina Jobs EDA Palmetto Health (Health Revenue) ±§	0.94	08/01/2039	9,590,000	9,477,413
South Carolina Tobacco Settlement Revenue Management Authority (Tobacco Revenue) §	5.00	06/01/2018	3,240,000	3,243,629

				27,355,518

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Dakota : 0.03%
Lower Brule Sioux Tribe of South Dakota Series B (GO) §	5.15%	05/01/2014	$830,000	$779,976
South Dakota Housing Development Authority Series F (Housing Revenue) §	5.25	05/01/2028	700,000	717,556

				1,497,532

Tennessee : 3.53%
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2013	1,850,000	1,960,667
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2013	4,200,000	4,451,244
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2014	1,650,000	1,798,781
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10/01/2014	4,085,000	4,453,344
Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Health Revenue, NATL-RE, IBC Insured) §	7.75	07/01/2029	1,200,000	1,253,700
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	3.00	07/01/2013	3,535,000	3,570,138
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States Series A MBIA (Health Revenue, NATL-RE, IBC Insured) §	7.50	07/01/2033	8,750,000	9,136,313
Johnson City TN Health & Educational Refunding 1st Mortgage Mountain States Health Series A (Health Revenue) §	7.50	07/01/2033	10,700,000	11,172,405
Knox County TN Health Educational & Housing Facilities Board CAB Series A (Health Revenue, AGM Insured) §¤	0.00	01/01/2016	2,330,000	1,953,356
Lewisburg TN Industrial Development Board Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.50	07/01/2012	1,750,000	1,753,833
Metropolitan Nashville & Davidson County TN County HEFA Meharry Medical College (Health Revenue, AMBAC Insured) §	6.00	12/01/2012	710,000	724,889
Metropolitan Nashville & Davidson County TN County HEFA Vanderbilt University Series B (Education Revenue) ±§	0.79	10/01/2038	11,000,000	10,998,680
Shelby County TN Health Educational & Housing Facilities Series 2004A (Health Revenue)	5.00	09/01/2015	2,750,000	3,095,098
Tennessee Energy Acquisition Corporation Gas Series 2006A (Utilities Revenue)	5.25	09/01/2019	2,835,000	3,152,350
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2014	9,210,000	9,742,338
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2015	19,040,000	20,547,968
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2016	7,130,000	7,781,825
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.25	09/01/2017	5,310,000	5,933,819
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2015	12,135,000	12,890,768
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2018	4,280,000	4,608,148
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2019	4,085,000	4,385,574
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ±§	0.43	12/01/2016	36,940,000	36,940,000

				162,305,238

Texas : 6.19%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured) §	5.00	08/15/2034	4,510,000	4,692,745
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	01/01/2017	500,000	542,000
Dallas Fort Worth TX International Airport Series B (Airport Revenue, NATL-RE Insured) §	5.75	11/01/2018	1,120,000	1,123,998
Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.00	10/01/2012	10,000	10,115

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)

Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	2.75%	06/01/2014	$2,380,000	$2,434,764
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	3.13	06/01/2015	2,290,000	2,379,081
Harris County TX Cultural Education Facilities Finance Corporation Methodist Hospital System Series B (Health Revenue)	5.25	12/01/2013	3,000,000	3,240,420
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00	06/01/2012	1,250,000	1,261,488
Harris County TX MSTR Series SGC 31-Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ±§	0.50	08/15/2035	14,225,000	14,225,000
Houston TX Beneficial Ownership Series 14 (Housing Revenue) §	5.75	11/01/2034	1,505,000	1,506,264
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured) §	6.75	06/01/2033	605,000	626,096
Laredo TX Public Property Finance Contractual Obligation (GO) §	3.88	02/15/2018	3,950,000	4,252,333
Lewisville TX Combination Contract (Miscellaneous Revenue, ACA Insured) §	5.75	09/01/2012	10,000	10,230
Lewisville TX Combination Contract (Miscellaneous Revenue, ACA Insured) §	5.75	09/01/2012	115,000	116,163
Lower Colorado River Authority Texas Unrefunded Balance 2010 Series A (Miscellaneous Revenue, AGM Insured) §	5.88	05/15/2015	1,510,000	1,516,478
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue) ±§	3.05	07/01/2030	3,325,000	3,370,154
Mission TX Economic Development Corporation Solid Waste Disposal Allied Waste Incorporated Project Series A (Resource Recovery Revenue) §	5.20	04/01/2018	6,300,000	6,319,089
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	09/01/2017	850,000	982,702
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue) ±	0.98	07/01/2019	17,935,000	17,874,021
North Texas Higher Education Authority Series 2 Class A (Education Revenue) ±	1.58	04/01/2037	15,365,000	15,368,073
North Texas Tollway Authority First Tier Series L-2 (Transportation Revenue) ±§	6.00	01/01/2038	15,500,000	16,119,070
Tarrant County TX Cultural Education Facilities (Health Revenue, Morgan Stanley Bank LIQ) ±§	0.39	02/15/2036	9,875,000	9,875,000
Tarrant County TX Cultural Education Facilities (Health Revenue)	5.00	05/15/2013	1,000,000	1,022,270
Texas Affordable Housing Corporation (Housing Revenue, GNMA, FNMA Insured) §	5.50	09/01/2038	235,000	242,104
Texas Municipal Gas Acquisition & Supply Corporation II (Utilities Revenue, BNP Paribas LIQ) ±§	0.59	09/15/2018	20,000,000	20,000,000
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue) §	5.63	12/15/2017	55,210,000	61,331,133
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±§	1.02	09/15/2017	8,120,000	7,889,067
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) §	5.00	12/15/2012	600,000	620,172
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±§	0.66	09/15/2017	60,555,000	58,821,310
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±§	0.87	12/15/2017	1,210,000	1,116,479
Texas PFA (Miscellaneous Revenue)	2.60	07/01/2020	25,880,000	26,088,593

				284,976,412

Utah : 0.33%
Emery County UT PCR Pacificorp Project (IDR, JPMorgan Chase Bank LOC) ±§	0.70	07/01/2015	3,900,000	3,900,000
Utah Charter School Finance Authority North Davis Preparatory (Miscellaneous Revenue) §	5.00	07/15/2015	655,000	666,076
Utah Charter School Finance Authority Summit Academy Series A (Miscellaneous Revenue) §	5.13	06/15/2017	1,710,000	1,744,303

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Utah (continued)

Utah County UT ECFA U.S. Steel Corporation Project (IDR)	5.38%	11/01/2015	$8,700,000	$8,925,939

				15,236,318

Vermont : 0.22%
Burlington VT Airport Authority (Miscellaneous Revenue) §	6.50	12/15/2012	8,500,000	8,504,760
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured) §	5.38	07/01/2013	605,000	610,965
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured) §	5.38	07/01/2014	1,145,000	1,155,213

				10,270,938

Virgin Islands : 0.63%
Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue) §	6.00	10/01/2014	2,100,000	2,283,372
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10/01/2014	895,000	951,466
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2013	2,500,000	2,606,125
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2014	500,000	531,545
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2016	7,500,000	8,133,975
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2013	3,250,000	3,380,000
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2014	2,250,000	2,385,473
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	3.00	10/01/2012	465,000	467,023
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	4.00	10/01/2014	600,000	623,364
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	5.00	10/01/2013	605,000	629,200
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	5.00	10/01/2015	620,000	671,937
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	07/01/2013	3,500,000	3,574,270
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	07/01/2014	2,500,000	2,588,800

				28,826,550

Virginia : 0.27%
Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue) ±§	5.38	11/01/2035	2,000,000	2,131,040
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	09/01/2041	626,926	53,960
Marquis VA CDA Series A (Tax Revenue) §	5.10	09/01/2036	2,045,938	1,586,891
Richmond VA Government Facilities (Miscellaneous Revenue, AMBAC Insured)	5.00	07/15/2013	360,000	373,928
Smyth County VA IDA Mountain States Health Alliance (Health Revenue)	5.00	07/01/2013	3,670,000	3,809,166
Virginia College Building Authority Regent University Project (Education Revenue)	4.50	06/01/2012	395,000	397,137
Virginia College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2014	535,000	570,781
Virginia Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90	01/01/2013	750,000	760,238
Virginia Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90	07/01/2013	600,000	613,194
Virginia Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	4.20	07/01/2014	750,000	778,590
Virginia Housing Development Authority Sub Series C (Housing Revenue)	4.25	07/01/2013	1,500,000	1,540,380

				12,615,305

Washington : 0.57%
Clark County WA School District # 114 (GO, AGM Insured) §	5.25	12/01/2012	2,675,000	2,765,923
Energy Northwest WA Electric Project Series A (Utilities Revenue)	5.00	07/01/2014	3,410,000	3,754,103
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	06/15/2013	1,070,000	1,107,974

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Washington (continued)

King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00%	06/15/2014	$1,520,000	$1,609,650
Port Kalama WA Series B (Airport Revenue) §	5.25	12/01/2015	500,000	554,210
Port Moses Lake WA Series A (GO, XLCA Insured)	4.25	12/01/2012	200,000	204,790
Port Moses Lake WA Series A (GO, XLCA Insured)	4.25	12/01/2013	185,000	194,598
Skagit County WA Public Hospital District #1 (Health Revenue) §	5.50	12/01/2013	500,000	525,205
Washington EDFA (Resource Recovery Revenue) ±§	2.00	11/01/2017	3,000,000	3,016,920
Washington HCFA Series A (Health Revenue, Assured Guaranty Insured, KeyBank NA SPA) ±§	0.45	12/01/2036	5,390,000	5,390,000
Washington HCFA Series A (Health Revenue)	5.00	08/15/2012	2,000,000	2,028,060
Washington Health Care Facilities Authority Series A (Health Revenue)	5.00	08/15/2013	1,250,000	1,305,250
Washington Health Care Facilities Authority Series A (Health Revenue)	5.00	08/15/2014	1,500,000	1,603,575
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2012	710,000	717,838
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2013	630,000	646,670
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2014	790,000	822,485

				26,247,251

West Virginia : 0.19%
Berkeley County WV Public Sewer Series A (Miscellaneous Revenue) §	4.55	10/01/2014	545,000	566,266
West Virginia Economic Development Authority PCR Series D (Utilities Revenue) ±§	4.85	05/01/2019	7,600,000	7,947,016

				8,513,282

Wisconsin : 1.36%
Badger WI Tobacco Asset Securitization Corporation Asset-Backed Prerefunded Balance (Tobacco Revenue) §	6.13	06/01/2027	5,355,000	5,408,711
Kenosha WI Unified School District # 1 Series A (GO)	4.00	04/01/2013	2,130,000	2,197,287
Wisconsin HEFA (Health Revenue)	4.00	12/01/2013	1,295,000	1,347,344
Wisconsin HEFA (Health Revenue)	4.00	12/01/2015	1,310,000	1,394,561
Wisconsin HEFA (Health Revenue)	5.00	07/15/2014	6,000,000	6,497,400
Wisconsin HEFA (Health Revenue)	5.00	12/01/2014	1,350,000	1,457,919
Wisconsin HEFA (Health Revenue)	5.00	08/15/2016	500,000	562,595
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	04/15/2012	555,000	556,049
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	04/15/2014	1,500,000	1,611,420
Wisconsin HEFA Froedtert & Community Healthcare (Health Revenue)	4.00	04/01/2014	1,250,000	1,325,200
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue) §	5.00	06/01/2019	6,000,000	6,339,360
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	4.00	08/15/2014	1,000,000	1,058,660
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	08/15/2015	1,750,000	1,925,473
Wisconsin HEFA ThedaCare Incorporated (Health Revenue)	5.00	12/15/2014	1,060,000	1,149,687
Wisconsin HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00	12/15/2014	1,730,000	1,889,887
Wisconsin HEFA ThedaCare Incorporated Series B (Health Revenue)	4.00	12/15/2014	3,405,000	3,629,662
Wisconsin HEFA Wheaton Healthcare Series B (Health Revenue) ±§	4.75	08/15/2025	10,750,000	11,469,605
Wisconsin HEFA Wheaton Healthcare Series B (Health Revenue)	5.00	08/15/2012	860,000	869,847
Wisconsin State PFOTER 628 (Health Revenue, NATL-RE Insured, Bank of America NA LIQ) ±§144A	0.60	08/15/2023	12,000,000	12,000,000
				62,690,667

Total Municipal Bonds and Notes (Cost $4,527,228,689)				4,577,289,887

Short-Term Investments : 0.60%
	Yield		Shares
Investment Companies : 0.60%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.02%		27,534,424	27,534,424

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Total Investments in Securities (Cost $4,554,763,113)	100.00%	4,604,824,311
Other Assets and Liabilities, Net	0.00	35,260

Total Net Assets	100.00%	$4,604,859,571

±	Variable rate investment
§	These securities are subject to a demand feature which reduces the effective maturity.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $4,555,978,328 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$61,660,169
Gross unrealized depreciation	(12,814,186)

Net unrealized appreciation	$48,845,983

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$4,479,819,764	$97,470,123	$4,577,289,887
Short-term investments
Investment companies	27,534,424	0	0	27,534,424

	$27,534,424	$4,479,819,764	$97,470,123	$4,604,824,311

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$64,186,304
Accrued discounts (premiums)	459,676
Realized gains (losses)	812,874
Change in unrealized gains (losses)	629,644
Purchases	60,801,625
Sales	(29,420,000)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2012	$97,470,123

Change in unrealized gains (losses) relating to securities still held at March 31, 2012	$1,314,150

Derivative transactions

During the nine months ended March 31, 2012, the Fund entered into long or short futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

As of March 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $162,923,390 in short futures contracts during the nine months ended March 31, 2012.

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS —- March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 99.91%

Alabama : 0.56%
Alabama 21st Century Authority Tobacco Settlement Revenue (Tobacco Revenue) §	5.50%	12/01/2013	$2,500,000	$2,532,025
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00	08/01/2016	1,875,000	2,027,531
Jefferson County AL Sewer Series C-5 (Water & Sewer Revenue, FGIC Insured) §±	0.67	02/01/2042	1,900,000	1,159,000

				5,718,556

Alaska : 0.32%
Alaska Industrial Development & Export Authority Snettisham Hydroelectric (Utilities Revenue, AMBAC Insured) §	6.00	01/01/2014	1,165,000	1,168,705
Alaska State Railroad Corporate Capital Grant Receipts (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.00	08/01/2018	1,865,000	2,104,447

				3,273,152

Arizona : 3.56%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) §±	1.20	01/01/2037	15,200,000	10,979,112
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) §±	1.19	02/01/2042	5,000,000	4,687,000
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) §±	1.04	02/01/2042	5,800,000	5,460,352
Fort McDowell AZ Yavapai Nation Gaming Revenue (Tax Revenue) §	7.75	05/01/2024	3,000,000	3,082,860
Maricopa County AZ Stadium District Revenue (Miscellaneous Revenue, AMBAC Insured) §	5.38	06/01/2013	3,260,000	3,244,254
Phoenix AZ IDR (Miscellaneous Revenue, Education Revenue) §	5.20	07/01/2022	350,000	353,763
Salt Verde AZ Financial Corporation (Utilities Revenue) §	5.25	12/01/2020	1,000,000	1,090,850
Scottsdale AZ IDA Hospital (Health Revenue)	5.00	09/01/2012	1,615,000	1,639,887
Tempe AZ IDA (Health Revenue)	4.00	12/01/2017	220,000	220,101
Tempe AZ IDA (Health Revenue)	5.00	12/01/2018	800,000	834,952
Tempe AZ IDA (Health Revenue)	5.00	12/01/2019	1,000,000	1,032,720
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	07/01/2014	1,360,000	1,443,518
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	07/01/2015	1,660,000	1,795,290
Yavapai County AZ IDA (IDR, Citibank NA LOC) §±	0.35	09/01/2035	500,000	500,000

				36,364,659

California : 12.82%
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2014	500,000	469,045
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2017	1,275,000	1,061,858
Alameda Corridor Transportation Authority (Transportation Revenue, NATL-RE Insured) §	5.13	10/01/2018	2,000,000	2,005,080
Alameda County CA COP Medical Center Project (Miscellaneous Revenue, NATL-RE Insured) §	5.38	06/01/2014	115,000	121,318
Antelope Valley CA Health Care District Series A (Health Revenue) §	5.25	09/01/2017	1,200,000	1,211,328
California GO (GO, Dexia Credit Local LOC, FSA Insured) §±	0.94	08/01/2027	9,990,000	9,990,000
California GO (GO, FGIC Insured) §	6.00	08/01/2014	755,000	769,126
California GO (GO) §	6.25	10/01/2019	15,000	15,380
California Public Works Board Lease California State University Project Series C (Miscellaneous Revenue, NATL-RE, IBC Insured) §	5.38	10/01/2016	500,000	501,470
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, AMBAC Insured) §	5.63	03/01/2016	210,000	210,676

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

California Public Works Board Lease State University Project Series A (Miscellaneous Revenue) §	5.25%	12/01/2013	$40,000	$40,134
California Public Works Board Lease State University Project Series A (Miscellaneous Revenue, AMBAC Insured) §	5.40	12/01/2016	1,050,000	1,053,087
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, NATL-RE, IBC Insured) §	5.25	10/01/2013	100,000	100,385
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, NATL-RE, IBC Insured) §	5.40	10/01/2022	700,000	702,772
California Rural Home Mortgage Authority SFHR Series B (Housing Revenue, GNMA, FNMA Insured) §	7.30	06/01/2031	115,000	118,240
California State (GOenue, Dexia Credit Local LOC, FSA Insured) §±	0.94	08/01/2027	14,760,000	14,760,000
California State Department of Water Resources (Water & Sewer Revenue)	5.00	12/01/2019	6,000,000	7,046,040
California State Infrastructure & Economic Development Bank Revenue (Education Revenue) §±	0.44	08/01/2037	11,000,000	10,373,880
California Statewide CDA (Health Revenue) §	6.00	10/01/2023	2,500,000	2,619,000
California Statewide CDA SAVRS (Miscellaneous Revenue, ACA Radian Insured) §±(a)(m)(n)	0.73	05/15/2029	2,750,000	2,561,508
California Tobacco Securitization Corporation Series A (Tobacco Revenue) §	5.00	06/01/2017	250,000	250,018
Delhi CA Unified School District (GO, AMBAC Insured) §¤	0.00	08/01/2019	2,500,000	1,845,325
Dixon CA Unified School District Election of 2002 GO (GO, NATL-RE FGIC Insured) §¤	0.00	08/01/2037	1,050,000	234,224
Golden State Tobacco Securitization (Tobacco Revenue, Morgan Stanley Bank LIQ) §±	0.59	06/01/2047	20,000,000	20,000,000
Inland Valley Development Agency California Tax Allocation (Tax Revenue) §±	4.25	03/01/2041	4,400,000	4,593,908
Inland Valley Development Agency California Tax Allocation (Tax Revenue) §±	4.50	03/01/2041	4,300,000	4,533,963
Kirkwood Meadows CA Public Utility District (Utilities Revenue) §	4.50	05/01/2013	2,000,000	2,004,380
Los Angeles CA Multi-Family Housing Colorado Terrace LP Project Series H (Housing Revenue, GNMA Insured) §	4.35	11/20/2012	110,000	111,722
Los Angeles County CA COP Disney Parking Project (Miscellaneous Revenue) ¤	0.00	03/01/2016	4,170,000	3,830,562
Los Angeles County CA Schools Regionalized Business Services Series A (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	08/01/2016	1,945,000	1,625,534
Metropolitan Water District Southern California Waterworks Series A2 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) §±	0.33	07/01/2021	1,000,000	1,000,000
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) §±	0.99	07/01/2017	1,040,000	938,933
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) §±	1.11	07/01/2027	15,380,000	11,356,900
Oxnard CA Harbor District Series A (Miscellaneous Revenue)	3.00	08/01/2013	1,560,000	1,568,315
Oxnard CA Harbor District Series A (Miscellaneous Revenue)	5.00	08/01/2014	615,000	643,659
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, NATL-RE Insured) §	5.60	07/01/2015	100,000	100,212
Palomar Pomerado CA Health (GO, NATL-RE Insured) ¤	0.00	08/01/2021	1,385,000	952,797
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12/01/2017	1,455,000	1,524,549
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12/01/2018	2,110,000	2,269,790
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	5.00	08/01/2015	3,070,000	3,225,526
Santa Ana CA Financing Authority (Miscellaneous Revenue, NATL-RE Insured)	3.50	07/01/2012	2,655,000	2,664,080
Stockton CA Public Funding Authority (Water & Sewer Revenue, Union Bank NA LOC) §±	0.55	10/01/2040	10,000,000	10,000,000

				131,004,724

Colorado : 0.62%
Colorado ECFA Revenue (Miscellaneous Revenue, XLCA Insured) §	5.25	08/15/2019	2,525,000	2,661,451
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue) §	4.25	11/15/2015	570,000	575,284
Colorado HFA Series E-2 (Housing Revenue) §	7.00	02/01/2030	725,000	744,111

2

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)

Colorado HFA SFHR (Housing Revenue) §¤	0.00%	11/01/2029	$1,405,000	$529,854
Denver CO City & County Airport Series C (Airport Revenue, NATL-RE, IBC Insured) §	6.13	11/15/2025	115,000	115,544
Glendale CO COP (Miscellaneous Revenue, XLCA Insured)	5.75	12/01/2013	685,000	738,882
Public Authority For Colorado Energy Natural Gas (Utilities Revenue) §	5.75	11/15/2018	895,000	992,618

				6,357,744

Connecticut : 1.24%
Connecticut HEFA Bridgeport Hospital Series A (Health Revenue, NATL-RE Insured) §	6.63	07/01/2018	200,000	201,522
Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue, NATL-RE, GO of Authority Insured) §	5.50	11/15/2012	920,000	923,882
Connecticut State (GO) §±	1.39	03/01/2018	2,500,000	2,499,950
Connecticut State (GO) §±	1.54	03/01/2019	4,050,000	4,053,929
Connecticut State Series A (GO) §±	0.96	05/15/2017	3,000,000	3,000,000
Connecticut State Series A (GO) §±	1.11	05/15/2018	2,000,000	2,000,000

				12,679,283

Florida : 7.23%
Baker FL Correctional Development First Mortgage Detention Center Project (Miscellaneous Revenue) §	6.00	02/01/2013	235,000	231,442
Broward County FL Airport System Series E (Airport Revenue, NATL-RE Insured) §	5.25	10/01/2012	4,000,000	4,016,000
Citizens Property Insurance Corporation Florida (Miscellaneous Revenue, AGM Insured) §±	1.84	06/01/2014	5,000,000	5,065,550
Dade County FL Resource Recovery Facilities Revenue (Resource Recovery Revenue, AMBAC Insured) §	5.50	10/01/2013	335,000	336,246
Dade County FL Seaport (Miscellaneous Revenue, NATL-RE Insured) §	5.50	10/01/2026	370,000	371,336
Dade County FL Seaport Series 95 (Miscellaneous Revenue, NATL-RE Insured) §	5.75	10/01/2015	390,000	391,685
Escambia County FL School Board (Miscellaneous Revenue, NATL-RE Insured) §	5.00	02/01/2020	4,525,000	4,724,960
Florida Correctional Privatization Commission COP 350 Bed Youthful Polk County Series B (Miscellaneous Revenue, AMBAC Insured) §	5.00	08/01/2017	70,000	70,658
Florida Development Finance Corporation (Miscellaneous Revenue) §	6.50	06/15/2021	3,000,000	3,119,670
Florida HFA (Housing Revenue, AGM Insured) §¤	0.00	12/01/2029	4,980,000	1,637,723
Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, AMBAC, FHA Insured) §	6.25	07/01/2035	675,000	675,041
Florida Housing Finance Corporation Hampton Center Apartments Series D-1 (Housing Revenue, FNMA Insured) §	5.60	03/01/2032	185,000	185,157
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, AMBAC Insured) §	5.95	10/01/2022	1,685,000	1,687,881
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10/01/2016	2,000,000	2,061,720
Florida Municipal Loan Council Series A (Miscellaneous Revenue, NATL-RE Insured) §	5.25	11/01/2015	390,000	395,047
Florida Refunding GO Senior Lien Jacksonville Transportation (GO) §	5.00	07/01/2012	350,000	351,404
Gulf Breeze FL City Hall Series FG&H (Miscellaneous Revenue) §	3.00	12/01/2020	3,570,000	3,559,004
Gulf Breeze FL Local Government (Miscellaneous Revenue)	4.50	12/01/2013	180,000	180,000
Gulf Breeze FL (Miscellaneous Revenue) §±	1.35	12/01/2020	3,250,000	3,250,455
Highlands County FL Health Facilities Authority (Health Revenue, Morgan Stanley Bank LIQ) §±144A	0.35	11/15/2032	9,375,000	9,375,000
Hillsborough County FL IDA Cigarette Tax Allocation Series A (Tobacco Revenue, AMBAC Insured) §	5.50	09/01/2016	735,000	744,276
Hillsborough County FL IDA Tampa General Hospital Project Series A (Health Revenue) §	5.00	10/01/2018	4,795,000	4,984,450
Hillsborough County FL School District (Tax Revenue, AMBAC Insured)	5.00	10/01/2014	1,000,000	1,062,920

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)

Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA, FNMA Insured) §	6.57%	05/01/2039	$90,000	$91,267
Miami Dade County FL HFA Multi-Family Housing Sunset Bay Apartments Project Series 5A (Housing Revenue, AGM Insured) §	6.05	01/01/2041	200,000	201,808
Miami FL Special Obligation (Tax Revenue, NATL-RE Insured) §¤	0.00	10/01/2016	2,900,000	2,320,377
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	02/01/2017	1,000,000	1,088,340
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	02/01/2018	2,905,000	3,154,801
Orange County FL Tourist Development Tax (Miscellaneous Revenue, AMBAC, MBIA, IBC Insured) §	6.00	10/01/2016	285,000	308,333
Orlando FL Housing Authority West Oaks Apartments Projects Puttable (Housing Revenue, FNMA Insured) §	5.05	08/01/2033	3,500,000	3,676,785
Pinellas County FL Health Facilities Authority (Health Revenue, NATL-RE Insured) §±(a)(m)(n)	0.29	11/15/2023	8,525,000	7,460,127
Seminole Tribe FL Series 2010A (Miscellaneous Revenue) §144A	5.13	10/01/2017	3,450,000	3,589,725
Tampa FL Home Mortgage (Housing Revenue, FHA Insured) §¤	0.00	10/01/2014	475,000	148,556
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10/01/2016	3,055,000	3,401,070

				73,918,814

Georgia : 2.44%
Augusta GA Multi-Family Housing Ashton Bon Air LP (Housing Revenue, GNMA Insured) §	4.90	11/20/2024	1,040,000	1,012,981
Cherokee County GA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured) §	6.90	08/01/2018	5,000	5,023
De Kalb County GA Series B (GO) §	4.00	01/01/2016	1,025,000	1,061,910
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Health Revenue) §	5.00	07/01/2017	1,500,000	1,446,195
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue) §	5.00	03/15/2015	560,000	595,442
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue) §	5.00	03/15/2016	3,405,000	3,654,689
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue) §	5.00	03/15/2017	5,300,000	5,692,253
Metropolitan Atlanta Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, AMBAC Insured, Societe Generale LIQ) §±144A	0.50	07/01/2020	10,000,000	10,000,000
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10/01/2019	1,325,000	1,441,481

				24,909,974

Guam : 0.42%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue) §	5.50	12/01/2015	1,370,000	1,407,374
Guam Government Hotel Occupancy Tax (Tax Revenue)	5.00	11/01/2017	500,000	549,260
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11/01/2016	1,000,000	1,100,600
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	07/01/2016	1,255,000	1,261,275

				4,318,509

Hawaii : 0.04%
Hawaii Department of Budget & Finance Hawaiian Electric Company Project (Utilities Revenue, NATL-RE Insured) §	5.45	11/01/2023	415,000	415,066

Illinois : 10.69%
Chicago IL (GO, NATL-RE, FGIC Insured) ¤	0.00	01/01/2019	2,400,000	1,953,720
Chicago IL (GO, NATL-RE Insured) §±	5.50	01/01/2019	2,840,000	3,218,373
Chicago IL Board of Education (GO) §±	1.29	03/01/2032	7,100,000	7,099,290
Chicago IL 2008-068 (GO, Dexia Credit Local LOC, FSA-CR, AMBAC Insured, Dexia Credit Local LIQ) §±144A	0.94	01/01/2022	6,355,000	6,355,000
Chicago IL Midway Airport Series B (Airport Revenue) §±	5.00	01/01/2034	5,000,000	5,433,300

4

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)

Chicago IL Midway Airport Series B (Airport Revenue, NATL-RE Insured) §	5.63%	01/01/2029	$340,000	$340,306
Chicago IL O’Hare International Airport (Airport Revenue, AMBAC Insured) §	5.75	01/01/2017	2,440,000	2,447,466
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured) §	5.75	01/01/2020	1,000,000	1,061,030
Chicago IL O’Hare International Airport Series A (Airport Revenue, AMBAC Insured) §	5.50	01/01/2016	2,515,000	2,523,375
Chicago IL Series A-2 (GO, AMBAC Insured) §	5.50	01/01/2018	6,000,000	6,864,840
Cook County IL GO Community College District #510 South Suburban College (GO, AGM Insured) ¤	0.00	12/01/2015	1,090,000	1,013,755
Cook County IL School District #122 Ridgeland (GO, NATL-RE, FGIC Insured) ¤	0.00	12/01/2019	4,210,000	3,300,682
Du Page County IL Community High School District (GO, AGM Insured) §	5.60	01/01/2021	2,085,000	2,168,671
Huntley IL Special Service Area Number 6 (Tax Revenue, Assured Guaranty Insured) §	4.60	03/01/2017	1,077,000	1,104,464
Illinois Development Finance Authority Pollution Power Company Project Series A (IDR, NATL-RE Insured) §	5.70	02/01/2024	250,000	250,278
Illinois Development Finance Authority Provena Health Series A (Health Revenue, NATL-RE Insured) §	5.25	05/15/2012	1,000,000	1,002,020
Illinois Educational Facilities Authority Series A (Education Revenue) §	5.63	10/01/2022	3,325,000	3,348,175
Illinois Finance Authority Student Housing Northern Il University Project (Education Revenue) §	5.13	10/01/2020	4,805,000	5,062,068
Illinois GO (GO) §	5.15	07/01/2015	1,055,000	1,058,735
Illinois GO (GO, NATL-RE, FGIC Insured) §	5.25	07/01/2022	150,000	150,423
Illinois Health Facilities Authority Western Medical Facilities Foundation (Health Revenue, NATL-RE Insured) §	5.00	11/15/2018	4,375,000	4,380,163
Illinois Housing Development Authority Morningside North Development (Housing Revenue, AGM Housing & Urban Development Section 8 Insured) §	5.25	01/01/2021	7,590,000	7,602,068
Illinois State (GO) §	5.00	09/01/2016	1,400,000	1,516,326
Illinois State (GO)	5.00	01/01/2017	1,250,000	1,401,688
Illinois State (GO) §	5.25	10/01/2015	1,750,000	1,790,670
Illinois State Series A (GO, NATL-RE Insured) §	5.00	03/01/2016	1,000,000	1,066,750
Illinois State Series B (GO, DEPFA Bank plc SPA) §±	2.90	10/01/2033	17,200,000	17,200,000
Kane McHenry Cook & De Kalb Counties IL Unit School District #300 (GO, AMBAC Insured) ¤	0.00	12/01/2019	2,090,000	1,638,581
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10/01/2017	1,350,000	1,167,750
Lake County IL Community High School District (GO, NATL-RE, FGIC Insured) ¤	0.00	12/01/2017	540,000	438,215
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	02/01/2013	340,000	329,888
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	02/01/2017	1,610,000	1,335,431
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	02/01/2018	1,000,000	787,700
McHenry & Kane Counties IL Community Consolidated School District #158 (GO, NATL-RE, FGIC Insured) ¤	0.00	01/01/2018	4,000,000	3,274,360
Saint Clair County IL School District Series B (GO, NATL-RE, FGIC Insured)	4.75	01/01/2018	655,000	707,931
Saint Clair County IL School District Series B (GO, NATL-RE, FGIC Insured)	4.75	01/01/2019	775,000	837,132
Waukegan IL Series A (GO, NATL-RE, FGIC Insured) §¤	0.00	12/30/2022	3,175,000	1,798,034
Will & Kendall Counties IL Community Consolidated School District # 202 (GO, NATL-RE, FGIC Insured) §	5.00	01/01/2017	1,270,000	1,324,127
Will County IL Community High School District (GO, AGM Insured) ¤	0.00	01/01/2021	6,755,000	4,892,309

				109,245,094

Indiana : 1.25%
Delaware County IN Industrial Corporation Lease Rental (Miscellaneous Revenue, NATL-RE Insured) §	5.00	12/01/2012	5,000	5,010
Indiana Bond Bank Special Program BMA Index Series B2 (Utilities Revenue) §±	0.85	10/15/2022	1,000,000	861,560

5

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Indiana (continued)

Indiana HEFA Ascension Health Project Series B3 (Health Revenue) §±	1.89%	11/15/2031	$11,000,000	$11,070,730
Indiana HFFA Ancilla System Incorporated (Health Revenue, NATL-RE Insured) §	5.25	07/01/2022	325,000	326,303
Madison County IN Hospital Authority Facilities Community Hospital of Anderson Series A (Health Revenue, NATL-RE Insured) §	8.00	01/01/2014	490,000	492,573

				12,756,176

Iowa : 0.42%
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12/01/2016	3,050,000	3,241,266
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12/01/2017	1,000,000	1,074,960

				4,316,226

Kansas : 0.72%
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) §±	5.38	09/01/2035	5,275,000	5,493,069
Kansas State Development Finance Authority (Health Revenue)	5.00	11/15/2015	500,000	559,780
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway (Tax Revenue, NATL-RE Insured) §¤	0.00	12/01/2014	1,465,000	1,298,034

				7,350,883

Kentucky : 0.49%
Christian County KY Hospital (Health Revenue, Assured Guaranty Insured) §	5.25	02/01/2018	1,520,000	1,656,481
Kentucky EDFA (Housing Revenue) §	5.25	05/15/2017	2,000,000	2,010,240
Pikeville KY Hospital (Health Revenue)	4.00	03/01/2015	750,000	786,900
Pikeville KY Hospital (Health Revenue)	5.00	03/01/2016	500,000	545,855

				4,999,476

Louisiana : 1.90%
East Baton Rouge LA Sewer Commission Revenue (Water & Sewer Revenue) §±	0.99	02/01/2046	8,000,000	8,000,320
Louisiana Government Environmental Facilities CDA Series A (Miscellaneous Revenue, AMBAC Insured)	6.30	07/01/2030	3,800,000	4,007,366
Louisiana HFA SFHR AMT Series A-2 (Housing Revenue, GNMA, FNMA Insured) §	6.30	12/01/2019	90,000	91,801
Louisiana HFA SFHR AMT Series B-2 (Housing Revenue, GNMA, FNMA Insured) §	5.55	06/01/2019	390,000	398,369
Louisiana HFA SFHR AMT Series C (Housing Revenue, GNMA, FNMA Insured) §±	6.30	06/01/2020	50,000	51,001
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured) §	5.55	06/01/2035	210,000	218,963
New Orleans LA (GO, NATL-RE Insured) §	5.25	12/01/2022	3,540,000	3,756,046
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured) §	5.00	12/01/2014	780,000	794,266
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured) §	5.00	12/01/2015	895,000	911,370
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2015	600,000	635,256
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2016	500,000	532,325

				19,397,083

6

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Maine : 0.04%
Maine Municipal Bond Bank Series B (Miscellaneous Revenue, GO of Bond Bank Insured) §	5.85%	11/01/2020	$360,000	$361,606

Maryland : 1.13%
Baltimore MD Consolidated Public Improvement Series A (GO, AGM Insured) §±(a)(m)(n)	0.25	10/15/2020	4,300,000	4,022,721
Baltimore MD Consolidated Public Improvement Series A (GO, FGIC Insured) §±(a)(m)(n)	0.28	10/01/2022	6,125,000	5,607,745
Maryland Community Development Administration Department Housing & Community Development Series 2001B (Housing Revenue, FHA, GNMA, Housing & Urban Development MHF Insured) §	5.10	07/01/2016	285,000	285,388
Maryland Community Development Administration Department Housing & Community Development Series D (Housing Revenue) §	5.38	09/01/2024	500,000	500,445
Maryland State Health & HEFAR (Health Revenue)	5.00	08/15/2014	1,000,000	1,088,040

				11,504,339

Massachusetts : 1.56%
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured) §	5.25	09/01/2012	935,000	935,084
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured) §	5.25	09/01/2013	1,610,000	1,610,081
Massachusetts State HEFA Series E-2 (Health Revenue)	5.00	07/01/2016	3,035,000	3,428,154
Massachusetts State Series A (GO) §±	0.64	09/01/2015	10,000,000	10,000,400

				15,973,719

Michigan : 4.05%
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	07/01/2017	3,015,000	2,359,117
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.25	07/01/2016	1,145,000	1,274,179
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, NATL-RE, FGIC Insured) ¤	0.00	07/01/2018	4,000,000	3,192,280
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, NATL-RE Insured) §	5.00	07/01/2020	2,355,000	2,469,618
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, NATL-RE Insured) §	5.00	07/01/2019	5,255,000	5,553,064
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, NATL-RE FGIC Insured) §	5.00	07/01/2021	5,000,000	5,274,900
Detroit MI Water Supply System Series A (Water & Sewer Revenue, NATL-RE Insured) §±	5.25	07/01/2020	3,405,000	3,666,981
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE, FGIC Insured) §	5.00	07/01/2018	3,235,000	3,485,486
Grand Haven MI Electric Revenue (Utilities Revenue, NATL-RE Insured)	5.50	07/01/2016	1,000,000	1,108,560
Michigan HFA St. John Health System Series A (Health Revenue, AMBAC Insured) §	5.00	05/15/2018	300,000	301,128
Michigan Housing Development Authority SFHR Bond Series A (Housing Revenue)	3.95	12/01/2012	660,000	668,910
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured) §	4.13	05/01/2020	500,000	471,015
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	11/01/2015	150,000	159,075
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured) §	5.00	05/01/2018	595,000	613,582
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured) §	5.00	05/01/2019	1,130,000	1,130,429
Michigan Municipal Bond Authority Department of Treasury (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	05/01/2013	500,000	486,570
Michigan Municipal Bond Authority Detroit City School District (Miscellaneous Revenue, AGM Insured) §	5.00	06/01/2016	1,170,000	1,250,730

7

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Michigan Municipal Bond Authority Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75%	05/01/2012	$100,000	$100,088
Michigan State Finance Authority Revenue (Miscellaneous Revenue)	5.00	06/01/2014	3,300,000	3,480,939
Michigan State Hospital Finance Authority (Health Revenue) §	5.50	11/01/2016	2,450,000	2,589,895
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue) §	3.00	12/01/2015	905,000	934,965
Wayne County MI GO Building Authority Capital Series A (GO, NATL-RE Insured) §	5.25	06/01/2016	855,000	858,377

				41,429,888

Minnesota : 0.38%
Minnesota Agricultural & Economic Development Board Health Care Facilities (Health Revenue) §	4.75	02/15/2015	2,500,000	2,577,625
St. Paul MN Port Authority IDA Series K (IDR, FGIC-TCR Insured) §	9.50	12/01/2014	155,000	90,055
St. Paul MN Port Authority IDA Series N (IDR, FGIC-TCR Insured) §	10.00	12/01/2014	165,000	95,865
Washington County MN Housing & Redevelopment Authority Hospital Facility (Health Revenue) §	5.25	11/15/2012	1,100,000	1,101,309

				3,864,854

Mississippi : 0.02%
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, NATL-RE Insured) §	6.20	07/01/2018	200,000	200,470
Jackson MS Multi-Family Housing Forest Park Apartments Series A (Housing Revenue, GNMA, FHA, Housing & Urban Development Section 8 Insured) §	6.10	04/20/2032	50,000	52,554

				253,024

Missouri : 0.92%
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2013	1,100,000	1,120,955
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2014	685,000	703,070
Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) §±	4.90	05/01/2038	360,000	373,752
Sikeston MO Electric (Utilities Revenue, NATL-RE Insured) §	5.00	06/01/2012	470,000	471,438
Sikeston MO Electric (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2015	3,000,000	3,322,650
St. Louis MO Floaters Series 004 (Airport Revenue, FSA Insured, Dexia Credit Local LOC) §±	0.65	07/01/2026	3,365,000	3,365,000

				9,356,865

Nebraska : 0.34%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.00	12/01/2013	100,000	105,390
Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.25	12/01/2018	1,000,000	1,078,310
Nebraska Higher Education Loan (Education Revenue, NATL-RE, GO of Corporation Insured) §¤	0.00	12/15/2015	2,970,000	2,278,643

				3,462,343

Nevada : 0.48%
Clark County NV Series C (Miscellaneous Revenue, AMBAC Insured) §	5.38	07/01/2016	1,820,000	1,906,468
Clark County NV Series C (Miscellaneous Revenue, AMBAC Insured) §	5.38%	07/01/2018	2,000,000	2,079,480
Reno NV Redevelopment Agency Tax Allocation Lien F (Tax Revenue, NATL-RE Insured) §	5.00	09/01/2012	900,000	901,548

				4,887,496

8

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New Hampshire : 1.87%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00%	07/01/2016	$845,000	$924,337
New Hampshire HFA SFHR Mortgage Acquisition AMT Series B (Housing Revenue) §	4.85	07/01/2015	390,000	402,113
New Hampshire HFA SFHR Mortgage Acquisition Series E (Housing Revenue) §	4.65	07/01/2014	320,000	327,946
New Hampshire Higher Education & Health Facilities Authority Cheshire Medical Center (Health Revenue) §	5.13	07/01/2018	1,795,000	1,798,464
New Hampshire State Business Financing (IDR, NATL-RE Insured) §±(a)(m)(n)	0.19	05/01/2021	20,000,000	15,636,809

				19,089,669

New Jersey : 3.23%
New Jersey Casino Reinvestment Development Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	01/01/2013	2,190,000	2,225,544
New Jersey EDA Elite Pharmaceuticals Project Series A (IDR) §	6.50	09/01/2030	700,000	362,789
New Jersey EDA Series C (Miscellaneous Revenue, State Appropriations Insured) §±	1.99	02/01/2018	6,500,000	6,523,595
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured) §±	1.89	02/01/2016	5,600,000	5,645,808
Newark NJ Housing Authority (Miscellaneous Revenue, NATL-RE Insured)	5.25	01/01/2019	2,995,000	3,201,655
Tobacco Settlement Funding Corporation (Tobacco Revenue, Morgan Stanley Bank LIQ) §±144A	0.59	06/01/2029	15,000,000	15,000,000

				32,959,391

New Mexico : 0.90%
Albuquerque NM IDR Manor Nursing Series A (Health Revenue, GNMA Insured) §	4.80	05/20/2014	755,000	757,288
Dona Ana County NM Tax Revenue (Tax Revenue, AMBAC Insured)	5.50	06/01/2016	250,000	273,268
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, AMBAC Insured)	5.50	06/01/2015	1,000,000	1,078,840
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured) §±	1.12	12/01/2028	7,155,000	7,119,511

				9,228,907

New York : 12.92%
Metropolitan Transportation Authority New York (Tax Revenue) ±	1.14	11/01/2019	5,000,000	5,013,450
Metropolitan Transportation Authority New York Commuter Facilities Series D (Transportation Revenue, NATL-RE Insured) §	5.00	07/01/2012	100,000	100,949
Metropolitan Transportation Authority New York Series B-2 (Miscellaneous Revenue, AGM Insured) §±(a)(m)(n)	0.48	11/01/2022	7,875,000	7,170,801
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured) §	4.20	08/15/2025	7,195,000	7,367,032
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) §±	0.29	06/15/2032	22,130,000	22,130,000
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue, Dexia Credit Local SPA) §±	0.29	06/15/2033	500,000	500,000
New York City NY Transitional Finance Authority Revenue (Tax Revenue, Dexia Credit Local SPA) §±	0.30	08/01/2023	10,000,000	10,000,000
New York Dormitory Authority Ellis Hospital Mortgage Project (Health Revenue, NATL-RE, FHA Insured) §	5.50	08/01/2015	835,000	837,639
New York Environmental Facilities Corporation Spring Valley Water Series A (Water & Sewer Revenue, AMBAC Insured) §	6.30	08/01/2024	900,000	901,485
New York NY (GO, Westdeutsche Landesbank LOC) §±	0.25	02/15/2016	5,000,000	5,000,000
New York NY (GO, Dexia Credit Local SPA) §±	0.30	08/01/2028	4,700,000	4,700,000
New York NY (GO, KBC Bank NV LOC) §±	0.32	08/01/2016	1,985,000	1,985,000
New York NY - Series F2 (GO) §±	4.40	12/15/2017	4,000,000	4,226,000

9

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) §	4.78%	01/06/2016	$3,236,109	$3,284,650
New York NY GO Sub-Series A1 (GO) §±	5.75	08/01/2014	75,000	75,335
New York NY Subseries A6 (GO, First Security Bank LOC) §±	0.30	11/01/2026	1,075,000	1,075,000
New York State Dormitory Authority Revenues (Health Revenue, NATL-RE, FGIC, FHA Insured) §	5.00	08/01/2016	1,000,000	1,096,020
New York State Dormitory Authority Revenues (Health Revenue, AGM FHA Insured) §	5.25	08/15/2015	1,875,000	2,030,400
New York State Energy Research & New York State Power (Utilities Revenue)	2.13	03/15/2015	3,500,000	3,550,855
New York State Local Government Assistance Corporation (Tax Revenue, AGM, GO of Corporation Insured) §±(a)(m)(n)	0.14	04/01/2017	10,600,000	10,103,293
New York Urban Development Corporation Sub Lien (Housing Revenue, Housing & Urban Development 236 GO of Corporation Insured) §	5.50	07/01/2016	310,000	311,252
Newburgh NY (GO)	5.00	11/02/2012	2,532,824	2,537,079
Niagara County NY IDA Solid Waste Disposal (Resource Recovery Revenue) §±	5.55	11/15/2024	3,905,000	3,939,715
Peregrines Landing LLC Facilities Series A (Miscellaneous Revenue, GNMA Insured) §	7.00	05/20/2044	5,680,000	6,010,803
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	07/01/2017	1,000,000	1,141,880
Suffolk County NY Series A (GO)	5.00	04/01/2018	2,700,000	3,095,631
Suffolk County NY Series I (GO)	2.00	07/12/2012	22,000,000	22,051,040
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	06/01/2019	575,000	633,765
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	06/01/2020	625,000	686,819
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	06/01/2021	425,000	464,113

				132,020,006

North Carolina : 0.05%
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue) §±	3.38	08/01/2014	540,000	561,757

Ohio : 2.73%
Akron OH Income Tax Revenue Community Learning Centers Series A (Tax Revenue, NATL-RE, FGIC Insured) §	5.25	12/01/2017	4,970,000	5,292,802
Akron OH Sewer System Revenue (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2017	750,000	813,870
Franklin County OH Hospital (Health Revenue) §	5.00	05/15/2019	4,925,000	5,086,934
Ohio Housing Finance Agency SFHR Bond (Housing Revenue, FGIC, FHA, VA Private Mortgages Insured) §¤	0.00	01/15/2015	15,000	12,074
Ohio State Air Quality Development Authority (IDR)	5.38	11/01/2015	2,460,000	2,498,450
Ohio State Air Quality Development Authority PCR Series A (IDR) §±	2.25	12/01/2023	8,055,000	8,098,175
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) §±	1.75	06/01/2013	2,000,000	2,019,600
Ohio State Water Development Authority Solid Waste Revenue (Resource Recovery Revenue) §	5.15	07/15/2015	3,500,000	3,535,385
Woodridge OH Local School District (GO, AMBAC Insured) §	6.80	12/01/2014	475,000	508,103

				27,865,393

Oklahoma : 0.03%
Tulsa OK Airports Improvement Trust (Airport Revenue) §	4.75	06/01/2018	325,000	350,353

Other : 0.77%
Branch Banking & Trust Municipal Trust (Miscellaneous Revenue, RaboBank Nederland LOC) §±144A	1.06	08/01/2014	6,430,000	6,428,200

10

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Other (continued)
San Manuel Entertainment Authority Series 2004-C (Tax Revenue) §144A	4.50%	12/01/2016	$1,500,000	$1,487,460

				7,915,660

Pennsylvania : 5.89%
Allentown PA City School District (GO, NATL-RE, FGIC, State Aid Withholding Insured) ¤	0.00	02/15/2014	130,000	128,341
Allentown PA City School District (GO, NATL-RE, FGIC, State Aid Withholding Insured) ¤	0.00	02/15/2014	370,000	347,530
Delaware County PA IDA Chester Community Charter School (Miscellaneous Revenue) §	4.50	08/15/2017	5,535,000	5,482,694
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	07/01/2017	5,026,000	5,820,058
Delaware Valley PA Regional Financial Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) §±	0.85	12/01/2020	5,000,000	5,000,000
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Government Insured) §±	5.25	12/01/2033	2,000,000	2,015,580
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Municipal Government Insured) §±	5.00	12/01/2033	2,260,000	2,261,243
JPMorgan Chase PUTTER/DRIVER (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) §±144A	0.35	06/29/2012	24,500,000	24,500,000
Northampton County PA Hospital Saint Luke’s Hospital Project Series A (Health Revenue)	4.00	08/15/2012	1,085,000	1,094,798
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	1,425,000	1,436,970
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2014	3,000,000	3,051,480
Pennsylvania State HEFAR St. Joseph’s University (Education Revenue, Radian Insured) §	5.25	12/15/2017	1,025,000	1,049,416
Pennsylvania State IDA (Miscellaneous Revenue, AMBAC Insured) §	5.50	07/01/2018	5,000,000	5,102,050
Reading PA Series A (GO)	4.00	11/15/2014	1,780,000	1,851,912
Saint Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue) §	5.00	11/15/2015	930,000	1,008,650

				60,150,722

Puerto Rico : 2.50%
Puerto Rico Commonwealth (GO, AGM Insured) §±	2.59	07/01/2018	6,000,000	6,000,000
Puerto Rico Commonwealth (GO, AGM Insured) §±	2.59	07/01/2021	5,000,000	5,000,000
Puerto Rico Commonwealth (GO, AGM Insured) §	5.00	07/01/2015	1,695,000	1,800,853
Puerto Rico Commonwealth Government Development Bank (Miscellaneous Revenue) §	1.00	11/08/2012	6,500,000	6,500,260
Puerto Rico Electric Power Authority (Utilities Revenue) ±	1.06	07/01/2020	1,775,000	1,473,321
Puerto Rico Electric Power Authority (Utilities Revenue) §±	1.07	07/01/2025	6,200,000	4,821,368

				25,595,802

Rhode Island : 0.89%
Providence RI Redevelopment Agency Revenue (Miscellaneous Revenue, AMBAC Insured) §	4.75	04/01/2020	2,710,000	2,777,994
Rhode Island Clean Water Finance Agency Wastewater Treatment System (Miscellaneous Revenue, NATL-RE Insured) §	5.80	09/01/2022	950,000	950,836
Rhode Island Housing & Mortgage Finance (Housing Revenue) §	6.50	04/01/2027	25,000	25,049
Rhode Island State Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured) §	5.00	05/15/2018	2,180,000	2,363,338
Rhode Island State Student Loan Authority (Education Revenue, AMBAC Insured) §	4.80	12/01/2021	3,000,000	2,960,130

				9,077,347

11

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina : 0.69%
Berkeley County SC PCR Facilities Generating Company Project (Utilities Revenue) §	4.88%	10/01/2014	$640,000	$680,742
South Carolina Jobs EDA Ebenezer Nursing Home Incorporated (Health Revenue, GNMA Insured) §	6.90	01/20/2037	3,040,000	3,077,179
South Carolina State Jobs & EDA (Resource Recovery Revenue)	2.88	02/01/2015	2,000,000	2,026,180
Tobacco Settlement Revenue Management Authority (Tobacco Revenue) §	5.00	06/01/2018	1,300,000	1,301,456

				7,085,557

Tennessee : 4.08%
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue) §	7.50	07/01/2033	7,300,000	7,622,295
Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue) §	5.25	09/01/2017	1,500,000	1,676,220
Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue) §	5.25	09/01/2018	4,000,000	4,463,600
Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue) §	5.25	09/01/2020	4,125,000	4,588,815
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue) §	5.00	02/01/2018	3,700,000	3,983,679
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue) §	5.00	02/01/2019	1,000,000	1,073,580
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue) §	5.00	02/01/2020	3,000,000	3,236,940
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) §±	0.43	12/01/2016	5,000,000	5,000,000
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1579 (Miscellaneous Revenue, JPMorgan Chase & Company LOC) §±	0.43	12/01/2016	10,000,000	10,000,000

				41,645,129

Texas : 6.66%
Austin TX Housing Finance Corporation SFHR (Housing Revenue, Verex Pool Insured) §¤	0.00	02/01/2016	1,535,000	23,071
Bexar County TX Housing Finance Corporation Multi-Family Housing Stablewood Farms (Housing Revenue, GNMA Insured) §	6.25	07/20/2043	3,610,000	3,794,652
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured) §	7.50	12/15/2016	20,000	20,118
Dallas TX Finance Corporation Multi-Family Housing Towne Center Apartments Series A (Housing Revenue, GNMA Insured) §	6.75	10/20/2032	929,000	939,990
Dallas TX Fort Worth International Airport Series A (Airport Revenue, NATL-RE, FGIC Insured) §	6.00	11/01/2028	160,000	160,632
Galveston TX Wharves & Terminal Revenue (Miscellaneous Revenue)	5.00	02/01/2017	1,100,000	1,194,589
Galveston TX Wharves & Terminal Revenue (Miscellaneous Revenue)	5.00	02/01/2018	1,680,000	1,819,843
Gulf Coast TX IDA (IDR, BNP Paribas LOC) §±	0.70	11/01/2019	4,850,000	4,850,000
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured) §	6.00	03/20/2029	1,000,000	1,011,740
Midtown TX Redevelopment Authority (Tax Revenue)	4.00	01/01/2014	250,000	260,280
Midtown TX Redevelopment Authority (Tax Revenue)	4.00	01/01/2016	1,980,000	2,105,433
Midtown TX Redevelopment Authority (Tax Revenue)	5.00	01/01/2017	2,270,000	2,519,518
North Texas Higher Education Authority Incorporated (Education Revenue) §±	1.58	04/01/2037	4,485,000	4,485,897
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue, Morgan Stanley Bank LIQ) §±	0.39	02/15/2036	9,875,000	9,875,000
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue) §	6.50	11/15/2014	1,375,000	1,375,426
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Housing Revenue, GNMA Insured) §	5.25	09/20/2023	175,000	189,970
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Utilities Revenue) §	5.63	12/15/2017	3,590,000	3,988,023

12

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation II BMA Index Rate (Utilities Revenue) §±	0.66%	09/15/2017	$12,175,000	$11,826,430
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured) §	4.50	11/01/2012	1,000,000	1,001,020
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured) §	4.60	11/01/2013	1,275,000	1,276,122
Texas State Public Finance Authority Unemployment Compensation Series C (Miscellaneous Revenue)	2.60	07/01/2020	4,310,000	4,344,739
Texas Water Development Board Revolving Fund Series A (Miscellaneous Revenue) §	5.00	07/15/2017	8,320,000	8,351,533
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, NATL-RE, FHA Insured) §	7.65	07/01/2022	2,125,000	2,673,718

				68,087,744

Utah : 1.22%
Intermountain Power Agency Utah Power Supply Series A (Utilities Revenue) §	6.15	07/01/2014	9,270,000	9,777,162
Utah County UT Environmental Improvement Marathon Oil Project (IDR) §	5.38	11/01/2015	1,800,000	1,846,746
Utah HFA RHA Community Services Project Series A (Health Revenue) §	6.88	07/01/2027	860,000	860,267

				12,484,175

Vermont : 0.15%
Burlington VT Airport (Airport Revenue) §	6.50	12/15/2012	1,500,000	1,500,840

Virgin Islands : 0.15%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2017	1,390,000	1,515,545

Virginia : 0.21%
Caroline County VA IDR (Miscellaneous Revenue) §	4.00	08/01/2016	2,100,000	2,121,357

Washington : 0.29%
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2015	1,185,000	1,231,559
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2016	1,480,000	1,543,536
Redmond WA Library Capital Facilities Area GO (GO) §	5.00	12/01/2017	200,000	200,762

				2,975,857

West Virginia : 0.71%
Mason County WV PCR (Utilities Revenue) §±	2.00	10/01/2022	7,000,000	7,022,120
Raleigh County WV Building Commission (Education Revenue) §	4.00	12/01/2012	250,000	252,740

				7,274,860

Wisconsin : 0.33%
Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	4.00	04/01/2014	650,000	666,432
Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	5.00	04/01/2015	640,000	680,563
Wisconsin State HEFA Ministry Health Care Series A (Health Revenue, NATL-RE Insured) §	5.13	02/15/2022	2,000,000	2,025,029

				3,372,024

Total Municipal Bonds and Notes (Cost $1,009,076,320)				1,020,997,648

13

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security Name		Yield	Shares	Value
Short-Term Investments : 0.56%
Investment Companies : 0.56%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01%	5,706,635	$5,706,635

Total Short-Term Investments (Cost $5,706,635)				5,706,635

Total Investments in Securities (Cost $1,014,782,955)*	100.47%			1,026,704,283

Other Assets and Liabilities, Net	(0.47)			(4,815,801)

Total Net Assets	100.00%			$1,021,888,482

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment
¤	Security issued in zero coupon form with no periodic interest payments.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,014,846,092 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,530,256
Gross unrealized depreciation	(2,672,065)

Net unrealized appreciation	$11,858,191

14

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”)

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$965,149,993	$55,847,655	$1,020,997,648
Short-term investments
Investment companies	5,706,635	0	0	5,706,635

	$5,706,635	$965,149,993	$55,847,655	$1,026,704,283

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	$13,959,727
Accrued discounts (premiums)	197,670
Realized gains (losses)	40,552
Change in unrealized gains (losses)	20,407
Purchases	44,055,188
Sales	(1,266,889)
Transfers into Level 3	0
Transfers out of Level 3	(1,159,000)

Balance as of March 31, 2012	$55,847,655

Change in unrealized gains (losses) relating to securities still held at March 31, 2012	$248,017

Derivative transactions

During the nine months ended March 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

As of March 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $37,008,043 in short futures contracts during the nine months ended March 31, 2012.

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 98.03%

Alabama : 1.93%
Alabama 21st Century Authority Tobacco Series A (Tobacco Revenue)	3.00%	06/01/2014	$2,500,000	$2,596,925
Alabama Health Care Authority for Baptist Health ARS Series B (Health Revenue, Assured Guaranty GO of Authority Insured) ±§(m)	0.25	11/15/2037	11,975,000	11,975,000
Alabama Health Care Authority for Baptist Health Series A (Health Revenue, GO of Authority Insured) ±§	6.13	11/15/2036	2,900,000	2,916,095
Alabama State Special Care Facilities Authority Mobile Revenue Series 2605 (Health Revenue, Morgan Stanley Bank LIQ) ±§	0.34	11/15/2039	27,000,000	27,000,000
Chatom AL Industrial Development Board Alabama Electric Series A Remarketing (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±§	1.20	08/01/2037	14,750,000	14,749,558
Chatom AL Industrial Development Board Gulf Adjusted Power South Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±§	0.95	11/15/2038	50,000,000	50,016,500
Chatom AL Industrial Development Board Solid Refunding Power South Energy Series B (Utilities Revenue)	4.00	08/01/2013	5,845,000	6,054,076
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured) §	5.50	10/01/2014	4,680,000	4,694,461
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured) §	5.75	10/01/2012	3,550,000	3,565,194
Mobile AL Industrial Development Board Dock & Wharf Revenue Holnam Incorporated Project-Series A (IDR, Bayerische Landesbank LOC) ±§	0.26	06/01/2032	21,955,000	21,955,000
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR) ±§	4.88	06/01/2034	775,000	805,915
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Series A (Health Revenue)	5.00	02/01/2013	1,000,000	1,030,550

				147,359,274

Alaska : 1.72%
Alaska Energy Authority Linked Bears & Bulls (Utilities Revenue, FSA Insured) §	6.60	07/01/2015	7,400,000	7,968,024
Alaska State Housing Finance Corporation Series 3001 (Housing Revenue, Morgan Stanley Bank LIQ) ±§144A	0.34	12/01/2041	10,365,000	10,365,000
Alaska State Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ±§	0.39	12/01/2041	75,000,000	75,000,000
Alaska State Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ±§	0.39	12/01/2041	38,250,000	38,250,000

				131,583,024

Arizona : 2.94%
Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Health Revenue) ±§	5.00	07/01/2029	9,000,000	9,104,670
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±§	1.19	02/01/2042	64,645,000	60,598,223
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±§	1.04	02/01/2042	43,300,000	40,764,352
Arizona Sports & Tourism Authority Multi-purpose Stadium Facility Project (Tax Revenue, Compass Bank LOC) ±§	1.30	07/01/2036	39,000,000	39,000,000
Coconino County AZ Pollution Control Various Arizona Public Service Navajo Series A (Utilities Revenue) ±§	3.63	10/01/2029	8,500,000	8,695,500
Maricopa County AZ IDA Catholic Healthcare West Series B (Health Revenue) ±§	5.00	07/01/2025	5,520,000	5,585,026
Maricopa County AZ Pollution Control Refunding Arizona Public Service Company Series E (IDR) ±§	6.00	05/01/2029	1,000,000	1,087,680
Mohave County AZ IDA Mohave Prison LLC Expansion Project (Miscellaneous Revenue) §	6.75	05/01/2012	2,580,000	2,585,237
Phoenix AZ IDA (Housing Revenue) §	1.38	06/01/2014	6,000,000	6,023,880
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±§(m)	0.60	09/01/2045	50,575,000	50,575,000

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Arizona (continued)

Tempe AZ IDA ASU Foundation Project (Miscellaneous Revenue, AMBAC Insured)	5.00%	07/01/2013	$975,000	$1,012,772

				225,032,340

Arkansas : 0.03%
Baxter County AR Refunding (Health Revenue)	3.00	09/01/2012	1,555,000	1,563,381
Springdale AR Sales and Use Tax Refunding & Improvement (Tax Revenue, AGM Insured) §	4.00	07/01/2027	400,000	409,464

				1,972,845

California : 9.81%
Alameda County CA Tobacco Securitzation Agency (Tobacco Revenue)	4.75	06/01/2012	2,905,000	2,916,823
California Floaters Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ±§	0.94	08/01/2027	5,995,000	5,995,000
California HFFA San Diego Hospital Series A (Health Revenue, NATL-RE Insured) ±§(m)(a)(n)	0.26	07/15/2018	5,800,000	5,340,994
California Infrastructure & Various Refunding The J Paul Getty Trust (Miscellaneous Revenue) ±§	0.69	04/01/2038	10,200,000	10,199,796
California Infrastructure & Various Refunding The J Paul Getty Trust (Miscellaneous Revenue) ±§	0.69	04/01/2038	38,400,000	38,399,232
California Infrastructure & Various Refunding The J Paul Getty Trust (Miscellaneous Revenue) ±§	0.69	04/01/2038	19,950,000	19,949,601
California MSTR Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ±§	0.45	06/01/2032	44,000,000	44,000,000
California PCFA Refinance Republic Services Series B (Resource Recovery Revenue) ±§144A	0.50	08/01/2024	4,000,000	4,000,000
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) ±§	0.70	08/01/2023	500,000	499,980
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±§	5.00	11/01/2038	6,000,000	6,256,200
California PCFA Waste Management Incorporated Project Series A1 (Resource Recovery Revenue) ±§	1.88	04/01/2025	2,500,000	2,500,000
California State Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12/01/2013	8,000,000	8,439,520
California State Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12/01/2014	2,000,000	2,189,200
California State Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12/01/2016	2,700,000	3,129,597
California State Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12/01/2013	3,000,000	3,093,690
California State Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12/01/2014	3,000,000	3,204,090
California State Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12/01/2016	5,215,000	5,876,262
California State Economic Recovery (GO, BNP Paribas LOC) ±§	0.30	07/01/2023	21,660,000	21,660,000
California State PFOTER 4369 (Miscellaneous Revenue, FSA Insured, Dexia Credit Local LIQ) ±§	0.94	08/01/2032	10,610,000	10,610,000
California State PFOTER 690 (Miscellaneous Revenue, NATL-RE Insured, Bank of America NA LIQ) ±§144A	0.97	07/16/2023	20,000,000	20,000,000
California State School Cash Reserve Program Authority Series Y (Miscellaneous Revenue)	2.00	01/31/2013	6,380,000	6,455,284
California State Series DCL 009 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ±§	0.94	08/01/2027	81,430,000	81,430,000
California State Various Purposes (GO) §	6.25	09/01/2012	1,080,000	1,107,194
California State Various Series B Subseries B6 (GO, KBC Bank NV LOC) ±§	0.34	05/01/2040	11,990,000	11,990,000
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12/01/2012	1,250,000	1,283,625
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±§(m)	0.50	07/01/2041	57,050,000	57,050,000

2

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±§(m)	0.50%	07/01/2040	$41,275,000	$41,275,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±§(m)	0.45	07/01/2040	24,375,000	24,375,000
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	5.00	06/15/2013	5,745,000	6,056,724
El Monte CA Union High School District (GO)	5.00	06/01/2013	5,000,000	5,249,600
Golden Empire Schools Financing Authority (Miscellaneous Revenue)	4.00	05/01/2012	13,830,000	13,870,522
Golden State Tobacco Securitization Corporation (Tobacco Revenue, AMBAC Insured)	4.00	06/01/2014	1,000,000	1,033,320
Grossmont CA Healthcare District Series 3253 (GO, Morgan Stanley Bank LIQ) ±§144A	0.34	07/15/2040	8,200,000	8,200,000
Hemet CA Unified School District COP (Miscellaneous Revenue) ±§	1.69	10/01/2036	11,705,000	11,703,712
Inland Valley CA Development Agency (Tax Revenue) ±§	4.00	03/01/2041	56,000,000	57,574,160
Kirkwood Meadows CA Public Utility District (Utilities Revenue) §	4.50	05/01/2013	9,370,000	9,390,520
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue) §	5.00	11/15/2013	1,250,000	1,302,500
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue) §	5.00	11/15/2014	2,340,000	2,484,565
Metropolitan Water District of Southern California State Series A-1 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ±§	0.28	07/01/2021	25,850,000	25,850,000
Moreno Valley CA Unified School District TRAN (GO)	2.50	10/01/2012	5,000,000	5,032,850
Northern California Gas Authority # 1 Index Series B (Utilities Revenue) ±§	0.99	07/01/2017	5,225,000	4,717,235
Norwalk La Mirada CA Unified School District (GO, FGIC Insured, Societe Generale SPA) ±§	0.22	08/01/2027	12,000,000	12,000,000
Orange County CA Water District COPS Series 3192X (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ±§144A	0.35	08/15/2039	5,240,000	5,240,000
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ±§(m)	0.55	11/01/2036	36,500,000	36,500,000
Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured) ±§(m)	0.60	11/01/2036	28,400,000	28,400,000
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured) ±§(m)	0.60	11/01/2036	19,550,000	19,550,000
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.25	08/15/2012	2,980,000	2,990,043
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±§	3.19	03/01/2040	22,880,000	23,303,051
Sacramento County CA SFMR Floaters 2327 (Housing Revenue, FNMA, GNMA Insured, Dexia Credit Local SPA) ±§	0.85	10/01/2023	8,505,000	8,505,000
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	02/15/2013	4,110,000	4,261,988
San Diego County CA COP (Miscellaneous Revenue, AMBAC Insured) §	5.63	09/01/2012	900,000	915,975
Stockton CA Unified School District CAP (Miscellaneous Revenue, AMBAC Insured) §¤	0.00	02/01/2027	1,990,000	941,728
Stockton CA Unified School District CAP (Miscellaneous Revenue, AMBAC Insured) §¤	0.00	02/01/2028	2,100,000	939,456
Stockton CA Unified School District CAP (Miscellaneous Revenue, AMBAC Insured) §¤	0.00	02/01/2029	2,100,000	887,775
Stockton CA Unified School District CAP (Miscellaneous Revenue, AMBAC Insured) §¤	0.00	02/01/2030	2,000,000	798,660
Stockton CA Unified School District CAP (Miscellaneous Revenue, AMBAC Insured) §¤	0.00	02/01/2031	2,035,000	767,337
Upland CA San Antonio Community Hospital (Miscellaneous Revenue)	3.00	01/01/2013	1,790,000	1,808,240
Washington Township CA Health Care District 2004 Election Series A (GO)	6.00	08/01/2012	1,730,000	1,760,932
Washington Township CA Health Care District Series A (Health Revenue)	4.50	07/01/2012	285,000	287,391
Washington Township CA Health Care District Series A (Health Revenue)	4.50	07/01/2013	290,000	300,382
Washington Township CA Health Care District Series A (Health Revenue)	5.00	07/01/2014	305,000	326,725

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

William S. Hart California Union High School District MSTR Series SGC 59 Class A (GO, Societe Generale LOC, Societe Generale LIQ) ±§144A	0.45%	09/01/2027	$4,000,000	$4,000,000

				750,176,479

Colorado : 1.56%
Arapahoe County CO Certificates IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11/01/2019	51,908	52,340
Arkansas River Power Authority CO Power Series PT-3575 (Utilities Revenue, XLCA Insured, Dexia Credit Local LIQ) ±§	1.03	10/01/2021	8,645,000	8,645,000
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue) ±§	5.25	10/01/2038	2,935,000	3,158,383
Colorado Springs CO Utilities Series B (Utilities Revenue, Bayerische Landesbank SPA) ±§	0.45	11/01/2036	41,550,000	41,550,000
Denver CO City & County Airport Subordinated Series F2 (Airport Revenue, Assured Guaranty Insured) ±§(m)	0.47	11/15/2025	9,150,000	9,150,000
University of Colorado Enterprise Systems Series 2007-A (Education Revenue, NATL-RE Insured, Dexia Credit Local LIQ) ±§	0.74	06/01/2026	6,775,000	6,775,000
University of Colorado Hospital Authority Series B (Education Revenue) ±§	0.94	11/15/2035	50,000,000	50,000,000

				119,330,723

Connecticut : 0.59%
Connecticut State Development Authority PCR (Utilities Revenue) ±§	1.25	09/01/2028	9,000,000	9,063,270
Connecticut State Series A (GO) ±§	0.89	03/01/2016	25,000,000	24,978,000
Connecticut Transmission Municipal Electric Cooperative (Utilities Revenue) ±§	0.95	01/01/2029	10,895,000	10,900,448

				44,941,718

Delaware : 0.39%
Delaware PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) ±§	0.95	07/01/2047	11,115,000	11,115,000
Delaware State EDA (Utilities Revenue) ±§	0.75	05/01/2026	5,000,000	5,002,450
Delaware State EDA (Utilities Revenue) ±§	1.80	07/01/2025	7,000,000	7,009,170
Wilmington DE Multi-Family Housing Lincoln Towers Series A (Housing Revenue, Local or Guaranty Housing Insured)	4.00	07/15/2013	7,000,000	7,021,560

				30,148,180

District of Columbia : 0.98%
District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ±§	0.37	06/01/2040	12,000,000	12,000,000
District of Columbia BAN Pilot Arthur (Tax Revenue)	4.00	12/01/2012	6,000,000	6,103,920
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	04/01/2038	6,135,000	6,135,000
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±§	0.79	12/01/2015	30,000,000	30,000,000
District of Columbia Income Tax Refunding Secured Series E (Tax Revenue) ±§	0.79	12/01/2015	5,000,000	5,000,000
District of Columbia Thomas B Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	10/01/2037	3,000,000	3,000,000
District of Columbia Water & Sewer Authority Public Utility Revenue Index-Sub Lien-Subseries B-1 (Water & Sewer Revenue) ±§	0.67	10/01/2044	12,650,000	12,650,886

				74,889,806

Florida : 5.97%
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	3.00	12/01/2012	500,000	505,675

4

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)

Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	5.00%	12/01/2013	$4,340,000	$4,572,884
Austin Trust Various States Various Certificates Series 2008-3029X (Utilities Revenue, NATL-RE Insured, Bank of America NA LIQ) ±§	0.44	10/01/2035	5,400,000	5,400,000
Bay County FL PCR (IDR)	5.10	09/01/2012	2,000,000	2,029,060
Broward County FL Educational Facilities Authority Nova Southeastern University, Incorporated Project Series 2002A (Education Revenue, SunTrust Bank LOC) ±§	0.37	04/01/2022	855,000	855,000
Broward County FL Series E (Airport Revenue, NATL-RE Insured) §	5.25	10/01/2012	1,300,000	1,305,200
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.84	06/01/2014	62,000,000	62,812,820
Citrus County FL COP Series B (Miscellaneous Revenue, Assured Guaranty Insured)	4.00	04/01/2012	2,180,000	2,180,196
Collier County FL IDA NCH Healthcare System Project (Health Revenue)	4.00	10/01/2013	1,065,000	1,106,844
Florida HEFA (Education Revenue)	3.00	04/01/2012	500,000	500,015
Florida HEFA (Education Revenue)	4.00	04/01/2013	1,125,000	1,150,279
Florida Housing Finance Corporation (Housing Revenue) (i)	3.25	12/15/2012	9,435,000	9,455,946
Florida State Board of Education Series A (Miscellaneous Revenue)	5.00	07/01/2012	3,095,000	3,132,790
Florida State Board of Education Series C (Miscellaneous Revenue)	3.00	07/01/2012	5,350,000	5,387,611
Florida State Board of Education Series C (Miscellaneous Revenue)	5.00	07/01/2012	1,215,000	1,229,835
Florida State PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) ±§144A	0.74	07/01/2036	43,580,000	43,580,000
Gulf Breeze City FL local Government Loan Series FG & H (Miscellaneous Revenue) ±§	1.35	12/01/2020	8,640,000	8,641,210
Gulf Breeze City FL Revenue (Miscellaneous Revenue) ±§	1.40	12/01/2020	1,000,000	994,450
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue) ±§	3.00	12/01/2020	14,985,000	14,938,846
Highlands County FL Health Facilities Authority Adventist Series E (Health Revenue, Calyon Bank LOC) ±§	0.50	11/15/2035	36,475,000	36,475,000
Highlands County FL Health Facilities Authority Adventist Sunbelt Series E (Health Revenue)	4.50	11/15/2012	1,395,000	1,430,656
Hillsborough County FL IDA (Utilities Revenue) §	5.10	10/01/2013	1,130,000	1,149,798
Hillsborough County FL School Board COP Master Lease Program Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50	07/01/2012	2,045,000	2,070,276
Lakeland FL Energy System Revenue (Utilities Revenue) ±§	0.94	10/01/2012	13,700,000	13,721,920
Lakeland FL Energy System Revenue (Utilities Revenue) ±§	1.29	10/01/2014	13,350,000	13,402,199
Lee County FL Refunding AMT Series A (Airport Revenue, AGM Insured)	5.00	10/01/2012	1,750,000	1,788,605
Lee County FL Refunding AMT Series A (Airport Revenue, AGM Insured)	5.00	10/01/2013	4,140,000	4,374,241
Marion County FL IDA Waste 2 Water Incorporated Project (IDR, SunTrust Bank LOC) ±§	0.61	10/01/2026	835,000	835,000
Miami-Dade County FL Expressway Authority (Transportation Revenue, Assured Guaranty Insured, Citibank NA LIQ) ±§144A	0.34	07/01/2018	1,450,000	1,450,000
Miami-Dade County FL HFA Siesta Pointe Apartments Series A (Housing Revenue, AGM Insured, FHLMC LIQ) §	5.50	09/01/2012	155,000	155,450
Miami-Dade County FL IDA Dolphins Stadium Project Series A (IDR) ±§	3.09	07/01/2032	19,075,000	19,075,000
Miami-Dade County FL IDA Dolphins Stadium Project Series B (IDR) ±§	3.09	07/01/2032	19,075,000	19,075,000
Miami-Dade County FL IDA Series C (IDR) ±§	3.09	07/01/2032	6,850,000	6,850,000
Miami-Dade County FL International Airport Aviation Series 34 (Airport Revenue, Societe Generale LOC, Societe Generale LIQ) ±§	0.50	10/01/2029	11,870,000	11,870,000
Miami-Dade County FL School Board Master Equipment Lease Purchase A (Miscellaneous Revenue) 144A(i)	3.59	03/03/2016	10,804,770	11,158,086
Miami-Dade County FL School Board Series A (Miscellaneous Revenue) ±§	5.00	05/01/2031	17,000,000	18,136,450
North Miami FL Johnston & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2012	1,455,000	1,455,146
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±§	2.63	07/01/2039	6,690,000	6,778,375
Orange County FL IDR (Education Revenue, SunTrust Bank LOC) ±§	0.37	06/01/2029	6,950,000	6,950,000

5

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)

Orange County FL Independent Blood & Tissue Services (IDR, SunTrust Bank LOC) ±§	0.37%	10/01/2027	$12,365,000	$12,365,000
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, SunTrust Bank LOC) ±§	0.25	07/01/2040	20,645,000	20,645,000
Osceola County FL School Board (Tax Revenue, AGM Insured)	5.00	06/01/2013	1,400,000	1,466,780
Palm Beach County FL Public Improvement COP (Miscellaneous Revenue) 144A	3.04	02/01/2014	12,408,858	12,562,852
Palm Beach County FL South Florida Blood Banks Project (IDR, SunTrust Bank LOC) ±§	0.37	12/01/2022	5,670,000	5,670,000
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, AMBAC Insured) ±§(m)	0.35	08/01/2030	24,625,000	24,625,000
Pinellas County FL YMCA Suncoast Incorporated Project (IDR, SunTrust Bank LOC) ±§	0.37	05/01/2027	5,280,000	5,280,000
Saint Petersburg FL Health Facilities Authority All Childrens Series B (Health Revenue, AMBAC Insured) ±§(m)	0.52	11/15/2034	1,950,000	1,950,000
Sarasota-Manatee Airport Authority (Airport Revenue, SunTrust Bank LOC) ±§	0.28	08/01/2014	1,800,000	1,800,000
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10/01/2012	455,000	460,860
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10/01/2013	900,000	928,620
South Lake County FL South Lake Hospital Incorporated (Health Revenue) §	5.50	10/01/2013	660,000	674,520
University of South Florida Research Foundation Incorporated Interdisciplinary-Series A (Education Revenue, Bank of America NA LOC) ±§	0.40	08/01/2034	7,455,000	7,455,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10/01/2014	9,500,000	10,243,565
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.25	10/01/2012	1,905,000	1,937,271

				456,044,331

Georgia : 2.04%
Atlanta GA Airport Passenger Facilities ROC RR-II-R 517X (Airport Revenue, FSA Insured, Citibank NA LIQ) ±§	0.31	07/01/2012	3,020,000	3,020,000
Atlanta GA Airport Passenger Facilities Putters Series 3027 (Airport Revenue, FSA Insured, JPMorgan Chase Bank LIQ) ±§	0.32	01/01/2013	7,430,000	7,430,000
Burke County GA Development Authority Pollution Oglethorpe Power Corporation Vogtle Series G (Resource Recovery Revenue) ±§	0.90	01/01/2039	2,375,000	2,375,000
Burke County GA Development Authority Pollution Oglethorpe Power Vogtle Project Series A (Utilities Revenue) ±§	2.50	01/01/2040	17,000,000	17,279,990
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue)	5.00	11/15/2013	5,180,000	5,505,977
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue) §	5.00	10/01/2012	2,050,000	2,093,378
Georgia State Various Series G (GO) ±§	0.59	12/01/2026	106,305,000	106,201,884
Main Street Natural Gas Incorporated Georgia Series B (Utilities Revenue) §	5.00	03/15/2014	1,150,000	1,204,602
Metropolitan Atlanta GA Rapid Transit Authority Municipal Securities Trust Receipt SGC 61 Class A (Tax Revenue, Societe Generale LOC, AMBAC Insured, Societe Generale LIQ) ±§144A	0.50	07/01/2020	8,605,000	8,605,000
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, AMBAC Insured) §	6.00	07/01/2013	1,325,000	1,375,297
Monroe County GA Development Authority Oglethorpe Power Corporation Scherer Project-Series A (Utilities Revenue) ±§	0.90	01/01/2039	510,000	509,959

				155,601,087

Guam : 0.02%

Guam Government Hotel Occupancy Series A (Tax Revenue)	2.00	11/01/2012	1,740,000	1,750,353

Illinois : 5.19%
Broadview IL Tax Increment Revenue (Tax Revenue) §	5.25	07/01/2012	850,000	851,156
Chicago IL Finance Authority Columbia College (Education Revenue)	4.00	12/01/2014	1,560,000	1,632,244

6

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)

Chicago IL Finance Authority Columbia College (Education Revenue)	5.00%	12/01/2013	$1,485,000	$1,559,072
Chicago IL Metropolitan Water Reclamation District Greater Chicago Capital Improvement Limited Tax PFOTER 709 (GO, Bank of America NA LIQ) ±§144A	0.40	12/01/2017	11,125,000	11,125,000
Chicago IL State University Revenue (Education Revenue, NATL-RE Insured) §	4.60	12/01/2012	1,020,000	1,023,050
Chicago IL Various Refunding Series E (GO, Banco Bilboa Vizcaya SPA) ±§	0.38	01/01/2042	76,500,000	76,500,000
Chicago IL Various Refunding Series G (GO, Banco Bilboa Vizcaya SPA) ±§	0.38	01/01/2042	12,000,000	12,000,000
Chicago IL Wastewater Transmission Refunding (Water & Sewer Revenue, NATL-RE FGIC Insured) §	5.38	01/01/2013	475,000	485,711
Cook & Will County IL Township High School District # 206 (GO, XLCA Insured)	4.00	12/01/2012	1,155,000	1,176,425
Cook County IL School District # 130 (GO, XLCA Insured)	4.25	06/01/2012	585,000	587,399
Cook County IL School District # 130 (GO, XLCA Insured)	4.25	12/01/2012	1,110,000	1,127,483
Cook County IL School District # 130 (GO, XLCA Insured)	4.25	06/01/2013	435,000	446,414
Illinois Finance Authority Insured Covenant Series A (Housing Revenue, Radian Insured) §	4.60	12/01/2012	510,000	513,254
Illinois Finance Authority Memorial Health System (Health Revenue)	4.00	04/01/2012	875,000	875,079
Illinois Finance Authority Resurrection Health (Health Revenue)	4.00	05/15/2012	9,315,000	9,341,641
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00	08/15/2012	1,270,000	1,280,706
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00	08/15/2013	1,405,000	1,440,153
Illinois Series B (GO, DEPFA Bank plc SPA) ±§	2.90	10/01/2033	178,970,000	178,970,000
Illinois State (GO)	4.00	03/01/2014	6,000,000	6,323,880
Illinois State (GO)	5.00	03/01/2013	5,000,000	5,195,450
Illinois State (GO, AMBAC Insured)	5.00	04/01/2014	855,000	916,817
Illinois State ROC RR-II-R 11526 (GO, NATL-RE Insured, Citibank NA LIQ) ±§	0.69	04/01/2014	3,750,000	3,750,000
Regional Transit Authority IL Municipal Securities Trust Receipts SGC 55 Class A (Tax Revenue, Societe Generale LOC, FGIC, GO of Authority Insured, Societe Generale LIQ) ±§	0.50	11/01/2021	9,675,000	9,675,000
Regional Transportation Authority IL Various Refunding Series B (Tax Revenue, GO of Authority Insured) ±§	0.75	06/01/2025	50,950,000	50,950,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO, Assured Guaranty Insured) §	3.80	12/01/2015	3,280,000	3,475,390
University of Illinois Auxiliary Facilities CAB (Education Revenue) ¤	0.00	04/01/2012	3,990,000	3,989,960
University of Illinois COP Utilities Infrastructure Projects (Miscellaneous Revenue, AMBAC Insured)	5.00	08/15/2012	4,475,000	4,534,339
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (GO)	3.00	01/01/2013	3,170,000	3,221,005
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (GO)	3.00	01/01/2013	3,000,000	3,048,960
Will County IL Township High School District # 205 Lockport (GO, AGM Insured) ¤	0.00	12/01/2012	1,080,000	1,072,030

				397,087,618

Indiana : 0.87%
Indiana Finance Authority Ascension Health Series CR-E-4 (Health Revenue) ±§	1.25	11/15/2033	300,000	300,342
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Health Revenue)	4.00	03/01/2013	1,730,000	1,769,306
Indiana State Finance Authority Various Lease Appropriation A-2 (Miscellaneous Revenue) ±§	0.68	02/01/2035	62,100,000	62,098,758
Seymour IN Union Camp Corporation Project (IDR)	6.25	07/01/2012	2,420,000	2,451,097

				66,619,503

Iowa : 0.17%
Iowa Finance Authority Health Facilities Series F (Health Revenue) ±§	5.00	08/15/2039	10,000,000	10,169,500

7

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Iowa (continued)

Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	3.25%	12/01/2012	$1,650,000	$1,670,312
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12/01/2012	1,500,000	1,529,175

				13,368,987

Kentucky : 1.30%
Kenton County KY Airport Board Cincinnati Northern Kentucky Refunding Series A (Airport Revenue, NATL-RE Insured) §	5.63	03/01/2013	1,105,000	1,108,923
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	03/01/2013	2,740,000	2,822,090
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured) §	5.63	03/01/2015	2,000,000	2,007,440
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, Guaranteed Student Loans Insured) ±	1.05	05/01/2020	5,875,000	5,845,919
Louisville/Jefferson County KY Metropolitan Government (Utilities Revenue) ±§	1.90	06/01/2033	15,115,000	15,147,497
Louisville/Jefferson County KY PCR Louisville Gas & Electric Project Series A (Utilities Revenue) ±§	1.90	10/01/2033	27,250,000	27,250,000
Northern Kentucky Water Service District BAN (Water & Sewer Revenue) §	2.00	09/01/2013	19,240,000	19,290,409
Pikeville KY Hospital Revenue BAN Improvement Pikeville (Health Revenue)	3.00	09/01/2013	25,000,000	25,663,500

				99,135,778

Louisiana : 3.70%
Ascension Parish LA Industrial Development Board Incorporated Impala Warehousing Series U (IDR, Natixis LOC) ±§	1.07	12/01/2041	30,000,000	30,000,000
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±§	0.99	02/01/2046	82,170,000	82,173,287
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±§	0.94	05/01/2043	31,725,000	31,761,801
Louisiana Offshore Terminal Authority (Airport Revenue) ±§	1.60	10/01/2037	8,000,000	8,030,400
Louisiana PFA Christus Healthcare Series 3 (Health Revenue, AGM Insured)	5.00	07/01/2012	3,550,000	3,589,157
Louisiana PFA Franciscan Hospital Various Series B (Health Revenue)	5.00	07/01/2012	2,185,000	2,204,599
Louisiana State Gas & Fuels Tax Second Lien Series A (Tax Revenue) ±§	0.94	05/01/2043	73,625,000	73,710,405
Louisiana State Series B (GO) ±§	0.97	07/15/2014	10,030,000	10,042,838
Morehouse Parish LA PCR International Paper Company Project Series A (Resource Recovery Revenue)	5.25	11/15/2013	6,000,000	6,341,820
Orleans Parish LA Parishwide School District (GO, FGIC Insured) §¤	0.00	02/01/2015	14,500,000	12,635,880
St. Tammany Parish LA Development District Rooms To Go (IDR, SunTrust Bank LOC) ±§	0.37	07/01/2038	22,550,000	22,550,000

				283,040,187

Maine : 0.64%
Maine Educational Loan Authority Series A-1 Class A (Education Revenue, Assured Guaranty Insured)	4.30	12/01/2012	2,340,000	2,390,801
Maine State Housing Authority Mortgage Revenue Series B (Housing Revenue, KBC Bank NV SPA) ±§	0.70	11/15/2041	6,750,000	6,750,000
Maine State Housing Authority Mortgage Revenue Series E-1 (Housing Revenue, Citibank NA SPA) ±§	0.95	11/15/2032	30,000,000	30,000,000
Maine State Housing Authority Series E-1 (Housing Revenue, Citibank NA SPA) ±§	0.95	11/15/2030	9,585,000	9,585,000

				48,725,801

Maryland : 0.60%
Baltimore County MD EDA (IDR, BNP Paribas LOC) ±§	0.70	12/01/2017	4,600,000	4,600,000
Baltimore County MD Spring Hill (Housing Revenue, KBC Bank NV LOC, GNMA Insured) ±§	0.55	09/20/2028	9,800,000	9,800,000

8

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Maryland (continued)

Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue, KBC Bank NV SPA) ±§	0.45%	09/01/2031	$26,745,000	$26,745,000
Maryland State Economic Development Corporation American Urological Association (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	09/01/2032	4,665,000	4,665,000

				45,810,000

Massachusetts : 2.47%
Massachusetts State Refinance Series A (GO) ±§	0.49	02/01/2013	19,000,000	19,000,000
Massachusetts State Refinance Series A (GO) ±§	0.67	02/01/2014	14,000,000	14,000,000
Massachusetts Educational Financing Authority (Education Revenue, AMBAC Insured) §	5.00	01/01/2013	1,875,000	1,879,444
Massachusetts HEFA Northeastern University Series T-2 (Education Revenue) ±§	4.10	10/01/2037	5,250,000	5,260,553
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±§(m)	0.19	07/01/2042	24,255,000	24,255,000
Massachusetts HEFA Series G (Health Revenue)	4.00	07/01/2013	3,800,000	3,900,624
Massachusetts HEFA Series SGB-42-A (Education Revenue, Societe Generale LIQ) ±§	0.65	07/15/2037	35,780,000	35,780,000
Massachusetts State Development Finance Agency Partners Healthcare Series K-3 (Health Revenue) ±§	0.84	07/01/2038	33,015,000	33,014,670
Massachusetts State Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	4.65	04/15/2012	390,000	390,351
Massachusetts State HEFA Caritas Christi Obligation Series B (Health Revenue) §	6.50	07/01/2012	970,000	984,017
Massachusetts State Municipal Wholesale Electric Company Power Supply System Project 6 Series A (Miscellaneous Revenue)	5.00	07/01/2013	2,215,000	2,336,426
Massachusetts State Various Consolidated Loan Series A (GO) ±§	0.64	09/01/2015	5,000,000	5,000,200
Massachusetts State Various Refunding Series A (GO) ±§	0.67	02/01/2016	13,000,000	13,000,130
Massachusetts State Water Pollution Abatement Trust Series SGA 87 (Miscellaneous Revenue, Societe Generale LIQ) ±§	0.29	08/01/2023	3,970,000	3,970,000
Massachusetts State Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ±§	0.74	08/01/2025	26,025,000	26,025,000

				188,796,415

Michigan : 1.59%
Bishop International Airport Authority Michigan Refunding Series B (Airport Revenue)	2.50	12/01/2012	1,090,000	1,091,014
Bishop International Airport Authority Michigan Refunding Series B (Airport Revenue)	2.50	12/01/2013	1,105,000	1,104,204
Detroit MI Capital Improvement Limited Tax Series A-1 (GO)	5.00	04/01/2013	700,000	680,757
Detroit MI City School District Floater Series DCL 045 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ±§	0.65	05/01/2030	12,675,000	12,675,000
Detroit MI City School District Floaters Series DC8032 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ±§	0.35	05/01/2029	11,410,000	11,410,000
Detroit MI City School District School Building & Site Improvement Series A (GO, FGIC Small Business Lending Fund Insured)	5.00	05/01/2013	1,935,000	2,021,185
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	09/30/2012	1,100,000	1,119,910
Detroit MI Distribution State Aid JPMorgan Chase Putter / Driver Series 3789 (GO, JPMorgan Chase Bank LIQ) ±§144A	0.44	05/01/2018	14,750,000	14,750,000
Detroit MI Refinance Senior Lien Series D (Water & Sewer Revenue, AGM Insured)	4.00	07/01/2012	1,705,000	1,717,890
Detroit MI Refinance Series B (Water & Sewer Revenue, NATL-RE Insured)	5.55	07/01/2012	2,000,000	2,022,060
Detroit MI Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2013	800,000	835,424
Detroit MI Sewer Disposal Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2012	3,000,000	3,028,380

9

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)

Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured)	5.75%	07/01/2012	$2,010,000	$2,038,019
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	4.00	07/01/2012	850,000	856,171
Michigan State Comprehensive Transportation PFOTER 2754 (Miscellaneous Revenue, FSA Insured, Dexia Credit Local LIQ) ±§	0.78	05/15/2023	1,085,000	1,085,000
Michigan State Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	06/01/2013	10,000,000	10,347,100
Michigan State Hospital Finance Authority Oakwood Obligated Group (Health Revenue)	5.50	11/01/2012	3,645,000	3,745,201
Michigan State Hospital Finance Authority Oakwood Obligated Group (Health Revenue)	5.50	11/01/2013	6,040,000	6,444,076
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue) ±§	3.05	08/01/2024	8,130,000	8,241,625
Michigan State Strategic Fund Limited Obligation Waste Management (Resource Recovery Revenue) ±§	2.80	12/01/2013	1,000,000	1,020,760
Waterford MI School District State Aid Notes (GO)	1.00	09/21/2012	12,500,000	12,517,125
Wayne County MI Airport Authority Revenue AMT Refinance Detroit Metropolitan Airport Series A (Airport Revenue)	3.00	12/01/2012	14,995,000	15,180,788
Wayne County MI Airport Authority Revenue Refinance Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12/01/2013	3,830,000	4,045,667
Wayne County MI Airport Authority Revenue Series B (Airport Revenue)	5.00	12/01/2013	3,710,000	3,918,910

				121,896,266

Minnesota : 0.40%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospitals Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ±§(m)	0.30	08/15/2037	4,300,000	4,300,000
Minneapolis & St. Paul MN Housing & RDA Childrens Hospitals Clinics Series A-II (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ±§	0.30	08/15/2037	12,125,000	12,125,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±§(m)(a)(n)	0.26	11/15/2017	10,800,000	9,999,731
Minnesota HEFA (Education Revenue)	3.00	10/01/2012	500,000	503,955
Minnesota HEFA (Education Revenue)	3.00	10/01/2013	500,000	509,005
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11/15/2012	1,400,000	1,439,466
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11/15/2013	1,500,000	1,596,840

				30,473,997

Mississippi : 0.12%
Mississippi Business Finance Corporation Various Mississippi Power Company Project 1st Series (Utilities Revenue) ±§	2.25	12/01/2040	9,070,000	9,137,027

Missouri : 0.35%
Missouri Illinois Bi-State Development Agency Metropolitan Refunding (Tax Revenue)	4.00	10/15/2013	13,845,000	14,461,795
Missouri State HEFA Various Dialsis Clinic Incorporated Project (Health Revenue, SunTrust Bank LOC) ±§	0.37	11/01/2020	1,650,000	1,650,000
Saint Louis MO PFOTER 3584 (Airport Revenue, NATL-RE Insured, Dexia Credit Local LIQ) ±§	0.99	07/01/2030	10,305,000	10,305,000

				26,416,795

Nebraska : 0.45%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.00	12/01/2012	7,140,000	7,369,837
Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.00	12/01/2013	19,280,000	20,319,192

10

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Nebraska (continued)

Central Plains NE Energy Project # 1 Series A (Utilities Revenue) §	5.00%	12/01/2014	$6,600,000	$6,994,746

				34,683,775

Nevada : 0.51%
Clark County NV ROC RR-II-R 11823 (Airport Revenue, Citibank NA LIQ) ±§144A	0.39	01/01/2018	8,250,000	8,250,000
Clark County NV School District (GO, AGM Insured)	5.25	06/15/2013	6,410,000	6,786,395
Clark County NV Sub Lien Series A-1 (Airport Revenue, AMBAC Insured)	5.00	07/01/2012	1,000,000	1,010,580
Clark County NV Sub Lien Series A-1 (Airport Revenue, NATL-RE, FGIC Insured)	5.25	07/01/2012	1,000,000	1,011,210
Clark County NV System-JR Sub Lien Notes Series E-2 (Airport Revenue)	5.00	07/01/2012	11,000,000	11,119,350
Henderson City NV Catholic Healthcare West-Series B (Health Revenue)	4.00	07/01/2012	3,500,000	3,531,710
Nevada State Refunding Colorado River Commission Hoover (GO)	4.00	10/01/2013	1,975,000	2,053,309
Nevada State Refunding Colorado River Commission Hoover (GO)	5.00	10/01/2014	3,150,000	3,429,216
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2013	1,405,000	1,414,947

				38,606,717

New Hampshire : 0.30%
New Hampshire State HEFA Various University systems NH Series B (Education Revenue, Bank of America NA SPA) ±§	0.35	07/01/2033	19,365,000	19,365,000
New Hampshire State Turnpike System (Transportation Revenue)	4.00	10/01/2013	3,085,000	3,239,774

				22,604,774

New Jersey : 4.64%
Aberdeen Township NJ BAN (GO)	1.25	10/15/2012	11,341,550	11,355,614
Camden County NJ Improvement Authority Series A (Miscellaneous Revenue, Assured Guaranty Insured)	4.00	12/01/2012	1,825,000	1,868,691
Carteret NJ BAN (GO)	1.50	02/08/2013	3,700,000	3,719,573
Casino Reinvestment Development Authority New Jersey Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	06/01/2013	5,330,000	5,550,449
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series B (Resource Recovery Revenue) ±§	3.38	12/01/2029	1,210,000	1,227,908
Monmouth County NJ Improvement Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2012	1,000,000	1,022,620
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) ±§	0.65	12/15/2020	10,655,000	10,655,000
New Jersey EDA El Dorado Series A (IDR) ±§	0.65	12/01/2021	8,850,000	8,850,531
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured) ±§	1.89	02/01/2016	72,540,000	73,133,377
New Jersey HCFR (Health Revenue)	4.00	01/01/2013	910,000	926,881
New Jersey Health Care Facilities Financing Authority (Health Revenue)	4.75	07/01/2012	1,000,000	1,007,140
New Jersey Health Care Facilities Refunding Barnabas Health Series A (Health Revenue)	5.00	07/01/2013	1,035,000	1,068,762
New Jersey Health Care Facilities Refunding Barnabas Health Series A (Health Revenue)	5.00	07/01/2014	14,820,000	15,616,130
New Jersey HFFA Catholic Healthcare East (Health Revenue)	5.00	11/15/2012	1,490,000	1,525,745
New Jersey Sports & Exposition Authority Series A (Miscellaneous Revenue)	5.00	03/01/2013	2,225,000	2,310,262
New Jersey State Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue) ±	0.79	06/01/2020	17,670,000	17,570,518
New Jersey State Transit Corporation Certificates Subordinated Federal Transit Administration Grants Series B (Miscellaneous Revenue) §	5.75	09/15/2013	10,000,000	10,242,200
New Jersey State TTFA PFOTER 109 (Transportation Revenue, FGIC Insured, Dexia Credit Local LIQ) ±§	0.97	12/15/2030	50,435,000	50,435,000

11

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey (continued)

New Jersey State TTFA Unrefunded Balance Transportation System (Transportation Revenue)	5.63%	06/15/2012	$5,665,000	$5,729,015
New Jersey State Turnpike Authority Series C-1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ±§	0.30	01/01/2024	50,000,000	50,000,000
New Jersey State Turnpike Authority Series D (Transportation Revenue, Societe Generale LOC, NATL-RE, FGIC Insured) ±§	1.15	01/01/2018	70,000,000	70,000,000
New Jersey TTFA ROC RR-II-R 11939 (Transportation Revenue, Citibank NA LIQ) ±§144A	0.54	12/15/2020	6,700,000	6,700,000
Paterson City NJ General Improvement (GO, AGM State Aid Withholding Insured)	4.25	06/15/2012	1,600,000	1,609,200
Wall Township NJ TAN (GO)	3.75	04/13/2012	2,700,000	2,701,701
				354,826,317

New Mexico : 0.07%
Pueblo of Sandia New Nexico Series A (Miscellaneous Revenue) ±§	1.69	03/01/2015	5,520,000	5,520,000

New York : 17.08%
Board of Cooperative Educational Services New York Sole Supervisory District (Miscellaneous Revenue, GO of Board Insured)	1.75	07/27/2012	16,000,000	16,035,040
Branch Banking & Trust Municipal Trust Class A Certificates (Miscellaneous Revenue, RaboBank Nederland LOC) ±§144A	0.62	08/27/2012	24,835,000	24,832,268
Greater Southern Tier New York Board of Cooperative Educational Services District (Miscellaneous Revenue, GO of Board Insured)	2.25	06/29/2012	12,000,000	12,034,560
Guilderland NY IDA Wildwood Project Series A (Miscellaneous Revenue, KeyBank NA LOC) ±§	0.32	07/01/2032	2,605,000	2,605,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3925 (GO, JPMorgan Chase & Company LIQ) ±§144A	0.25	04/30/2012	27,495,000	27,495,000
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ±§	0.45	12/01/2029	35,000,000	35,000,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ±§	0.48	12/01/2029	25,000,000	25,000,000
Long Island NY Power Authority Series J (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ±§	0.38	12/01/2029	37,700,000	37,700,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ±§	0.50	12/01/2029	24,430,000	24,430,000
Long Island NY Power Authority Series N (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ±§	0.55	12/01/2029	21,000,000	21,000,000
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ±§	0.48	12/01/2029	5,000,000	5,000,000
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ±§	0.35	11/01/2029	98,060,000	98,060,000
Metropolitan Transportation Authority New York Sub Series B-3B (Miscellaneous Revenue) ±§	0.74	11/01/2030	13,720,000	13,719,863
Metropolitan Transportation Authority New York Sub Series E-2 (Transportation Revenue, BNP Paribas LOC) ±§	0.40	11/01/2035	51,100,000	51,100,000
Metropolitan Transportation Authority New York Sub Series E-2 (Transportation Revenue, BNP Paribas LOC) ±§	0.40	11/01/2035	27,900,000	27,900,000
Metropolitan Transportation Authority NY Dedicate Tax Fund Subseries-B-4 (Transportation Revenue, KBC Bank NV LOC) ±§	0.70	11/01/2025	5,000,000	5,000,000
Nassau County NY TAN Series A (GO)	2.50	09/30/2012	25,000,000	25,271,250
Nassau County NY TAN Series B (GO)	2.50	10/31/2012	27,000,000	27,242,460
New York City NY Adjusted Fiscal 2008 Subordinated Series J-11 (GO, KBC Bank NV SPA) ±§	0.40	08/01/2027	12,700,000	12,700,000
New York City NY Adjusted Fiscal 2008 Subordinated Series J-5 (GO, Dexia Credit Local SPA) ±§	0.30	08/01/2028	54,080,000	54,080,000
New York City NY Adjusted J Subordinated Series J2 (GO, Westdeutsche Landesbank LOC) ±§	0.25	02/15/2016	12,600,000	12,600,000
New York City NY Adjusted Series H Subordinated Series H-6 (GO, NATL-RE Insured, Dexia Bank SPA) ±§	0.45	08/01/2013	6,400,000	6,400,000
New York City NY Adjusted Subordinated Series H-1 (GO, Dexia Credit Local LOC) ±§	0.29	01/01/2036	25,000,000	25,000,000

12

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
New York City NY Fiscal 2008 Subordinated Series A-4 (GO, AGM Insured) ±§(m)	0.30%	08/01/2026	$30,925,000	$30,925,000
New York City NY Fiscal 2008 Subordinated Series C-4 (GO, Assured Guaranty Insured) ±§(m)	0.45	10/01/2027	64,475,000	64,475,000
New York City NY Housing Development Corporation The Crest Series A (Housing Revenue, Landesbank Hessen-Thüringen LOC) ±§	0.23	12/01/2036	10,100,000	10,100,000
New York City NY IDAG Liberty 7 World Trade Center-A (Miscellaneous Revenue) §	6.25	03/01/2015	9,000,000	9,022,500
New York City NY Municipal Water Finance Authority Series C (Water & Sewer Revenue, Dexia Credit Local SPA) ±§	0.29	06/15/2033	2,000,000	2,000,000
New York City NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Dexia Credit Local SPA) ±§	0.30	06/15/2033	11,375,000	11,375,000
New York City NY Series J Subordinated Series J-2 (GO, AGM Insured) ±§(m)	0.34	06/01/2036	14,650,000	14,650,000
New York City NY Series J Subordinated Series J-3 (GO, AGM Insured) ±§(m)	0.45	06/01/2036	27,300,000	27,300,000
New York City NY Transitional Finance Authority Subseries A-3 (Tax Revenue, Dexia Credit Local SPA) ±§	0.30	08/01/2022	32,000,000	32,000,000
New York City NY Various Series-B2 Subordinated Series B8 (GO, Bayerische Landesbank LOC) ±§	0.25	08/15/2024	5,100,000	5,100,000
New York City NY Various Subordinated Series H-5 (GO, Dexia Credit Local LOC) ±§	0.30	03/01/2034	12,410,000	12,410,000
New York City NY Various Subordinated Series H-7 (GO, KBC Bank NV LOC) ±§	0.29	03/01/2034	13,290,000	13,290,000
New York State Dormitory Authority Lease State University Dormitory Facilities Series B (Education Revenue, XLCA Insured) ±§	5.25	07/01/2032	1,700,000	1,799,824
New York State Dormitory Authority Series B (Education Revenue)	5.00	07/01/2012	1,000,000	1,011,290
New York State Dormitory Authority Series B (Education Revenue)	5.00	07/01/2013	1,750,000	1,839,390
New York State Dormitory Authority Series B (Education Revenue)	5.00	07/01/2015	1,000,000	1,114,400
New York State Dormitory Authority Series B (Education Revenue) ±§	5.25	11/15/2023	5,260,000	5,292,612
New York State Dormitory Authority Series B (Education Revenue, AMBAC Insured) ±§	5.25	11/15/2026	925,000	930,735
New York State Dormitory Authority Series B (Education Revenue, NATL-RE, FGIC Insured) ±§	5.25	11/15/2029	10,000,000	10,062,000
New York State Energy R&D Authority Electric & Gas Corporation Series B (Utilities Revenue) ±§	3.00	02/01/2029	3,000,000	3,051,270
New York State Energy R&D Authority Niagara Series A (Resource Recovery Revenue, AMBAC Insured) ±§(m)(a)(n)	0.75	10/01/2013	21,260,000	20,998,060
New York State Energy R&D Authority PCR Keyspan Generation Series A (IDR, AMBAC Insured) ±§	0.97	10/01/2028	1,325,000	1,325,000
New York State Environmental Facilities Various Waste Management Project Series A (IDR) ±	4.55	05/01/2012	1,900,000	1,904,921
New York State Local Government Assistance Corporation Refinance Sub Lien-Series A-10V (Tax Revenue, AGM, GO of Corporation Insured) ±§(m)(a)(n)	0.03	04/01/2017	51,500,000	49,086,754
New York State Thruway Authority Floater-Series 2800 (Transportation Revenue, Morgan Stanley Bank LIQ) ±§	0.34	04/01/2020	14,865,000	14,865,000
New York Urban Development Corporation (Housing Revenue) §	5.88	02/01/2013	35,830,000	36,001,626
Newburgh City NY BAN (GO)	4.75	06/29/2012	5,000,000	5,003,850
Newburgh City NY BAN Series B (GO)	4.75	08/29/2012	8,900,000	8,915,130
Niagara County NY IDA Solid Waste Disposal Series A Refunding (Resource Recovery Revenue) ±§	5.45	11/15/2026	3,450,000	3,487,812
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue) ±§	5.55	11/15/2024	2,020,000	2,037,958
Rockland County NY BAN Series D (GO)	1.75	08/31/2012	9,816,000	9,822,086
Rockland County NY GO Notes (GO)	1.75	06/22/2012	7,720,000	7,722,779
Rockland County NY Revenue Anticipation Note (GO)	2.50	03/06/2013	13,500,000	13,610,835
Rockland County NY TAN (GO)	2.50	03/06/2013	9,000,000	9,061,380
Salmon River NY Central School District (GO, State Aid Withholding Insured)	2.00	06/22/2012	6,150,000	6,164,207
Schenectady City NY BAN (GO)	1.75	05/18/2012	33,770,594	33,805,040
Schenectady City NY Refinance Public Improvement (GO, Assured Guaranty Insured)	3.00	04/01/2012	1,085,000	1,085,065
Suffolk County NY TAN (GO)	1.00	09/13/2012	2,550,000	2,555,610

13

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)

Suffolk County NY TAN (GO)	1.50%	09/13/2012	$13,250,000	$13,281,668
Suffolk County NY TAN (GO)	2.00	09/13/2012	50,000,000	50,158,500
Suffolk County NY TAN Series I (GO)	2.00	07/12/2012	113,000,000	113,262,160
Suffolk County NY Water Authority BAN Series B (Water & Sewer Revenue) ±§	0.59	04/01/2014	25,850,000	25,826,477
Tompkins Seneca Tioga NY Board of Cooperative Educational Services (Miscellaneous Revenue, GO of Board Insured)	2.00	06/29/2012	16,300,000	16,326,080
Utica NY IDAG Utica College Project Series B (Education Revenue, Citizens Bank LOC) ±§	0.21	10/01/2034	7,715,000	7,715,000
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11/01/2012	1,000,000	1,023,600
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11/01/2013	2,500,000	2,641,600

				1,305,642,660

North Carolina : 0.11%
Charlotte-Mecklenburg NC Hospital Various Carolinas Series G (Health Revenue, Bank of America NA LOC, AGM Insured) ±§	0.26	01/15/2041	1,000,000	1,000,000
New Hanover County NC Series A-1 (Health Revenue, AGM Insured, Bank of America NA SPA) ±§	0.40	10/01/2023	690,000	690,000
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE, IBC Insured) §	7.00	01/01/2013	1,440,000	1,492,574
North Carolina Medical Care Commission Catholic Health East (Health Revenue)	4.00	11/15/2012	1,085,000	1,108,447
North Carolina Medical Care Commission First Health Carolina Series C (Health Revenue)	3.00	10/01/2012	3,205,000	3,237,627
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10/01/2015	500,000	560,500

				8,089,148

North Dakota : 0.08%
Fargo City ND Health System Revenue Sanford (Health Revenue)	4.00	11/01/2014	4,485,000	4,781,638
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured) §	7.20	06/30/2013	1,555,000	1,596,487

				6,378,125

Ohio : 1.65%
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	3.00	12/01/2013	1,535,000	1,583,613
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	4.00	12/01/2014	1,580,000	1,690,726
Cleveland OH Sub Lien Notes (Miscellaneous Revenue)	1.00	07/26/2012	14,500,000	14,529,580
Cuyahoga County OH Doan Classroom Apartments Project (Miscellaneous Revenue)	1.05	10/15/2012	5,700,000	5,718,582
Cuyahoga County OH Hawks Landing Apartments Project (Housing Revenue)	0.85	04/30/2013	5,490,000	5,498,510
Knox County OH Hospital Facilities Revenue (Health Revenue, Radian Insured) §	5.00	06/01/2012	1,615,000	1,622,268
Lake County OH Port Authority Mary Rose Estate Apartments Project (Housing Revenue)	0.80	07/15/2013	3,500,000	3,504,270
Lorain OH BAN (GO)	3.88	09/20/2012	1,115,000	1,120,363
Oakwood Village OH BAN (GO)	1.50	10/04/2012	5,345,000	5,361,944
Ohio State Air Quality Development Authority Modal-Timken Project (IDR, Fifth Third Bank LOC) ±§	0.39	11/01/2025	460,000	460,000
Ohio State Air Quality Development Authority PCR Series A (IDR) ±§	2.25	12/01/2023	55,500,000	55,797,480
Ohio State Water Development Authority PCR First Energy Series A (Water & Sewer Revenue) ±§	4.75	08/01/2029	5,900,000	5,959,236
Ohio State Water Development Authority PCR First Energy Series B (Resource Recovery Revenue) ±§	3.00	10/01/2033	5,500,000	5,500,440
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±§	2.63	07/01/2021	310,000	313,370

14

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Ohio (continued)

Scioto County OH Refinance Norfolk Southern Corporation Project (IDR) ±§	5.30%	08/15/2013	$3,000,000	$3,009,180
Steubenville City OH Refinance Trinity Health System (Health Revenue)	2.00	10/01/2012	1,000,000	1,000,220
Warrensville Height OH City School District School Improvement (GO, NATL-RE, FGIC Insured)	7.00	12/01/2014	1,150,000	1,284,205
Warrensville Heights OH COP (Tax Revenue)	2.38	02/26/2013	10,217,000	10,284,432
Waterville OH BAN (Miscellaneous Revenue)	2.50	08/02/2012	2,000,000	2,005,640

				126,244,059

Oklahoma : 0.27%
Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Miscellaneous Revenue)	3.50	06/01/2012	2,000,000	2,010,480
Hulbert OK EDA Oklahoma Various Refunding Clear Creek Monastery (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.33	07/01/2036	8,240,000	8,240,000
Oklahoma School Districts & County Revenue Anticipation Program (Miscellaneous Revenue)	0.75	06/29/2012	10,495,000	10,497,414

				20,747,894

Pennsylvania : 6.43%
Allegheny County PA Hospital Development Authority Adjusted Health Care-Dialysis Clinic (Health Revenue, SunTrust Bank LOC) ±§	0.37	09/01/2027	6,100,000	6,100,000
Allegheny County PA Hospital Development Authority Health System West Pennsylvania Series A (Health Revenue)	5.00	11/15/2012	1,340,000	1,337,642
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Health Revenue)	4.00	05/15/2012	6,275,000	6,304,367
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Health Revenue)	5.00	05/15/2013	1,735,000	1,820,570
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Health Revenue) ±§	1.29	05/15/2038	21,000,000	21,002,520
Allegheny County PA IDA Animal Friends Incorporated Project (IDR, PNC Bank NA LOC) ±§	0.47	07/01/2025	1,935,000	1,936,026
Allegheny County PA IDA Western Pennsylvania School For Blind (Education Revenue, PNC Bank NA SPA) ±§	0.50	07/01/2031	4,500,000	4,502,025
Beaver County PA IDA PCR First Energy Series B (IDR) ±§	3.00	10/01/2047	3,650,000	3,650,329
Blair County PA Hospital Authority Revenue Altoona Regional Health System (Health Revenue)	4.00	11/15/2012	2,865,000	2,914,307
Blair County PA Hospital Authority Revenue Altoona Regional Health System (Health Revenue)	4.00	11/15/2013	1,315,000	1,362,024
Butler County PA General Authority MSTR Butler Area School District Project Series 2007 Class A (Miscellaneous Revenue, Societe Generale LOC, GO of District Insured, Societe Generale LIQ) ±§	0.40	10/01/2034	18,300,000	18,300,000
Delaware County PA Authority Neumann University (Education Revenue)	3.00	10/01/2012	350,000	352,356
Delaware County PA Authority Neumann University (Education Revenue)	3.00	10/01/2013	495,000	503,118
Delaware County PA Authority Revenue P Floats-PT 565 (Education Revenue, Bank of America NA LIQ) ±§	0.52	11/15/2016	14,595,000	14,595,000
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue) §	6.10	07/01/2013	2,500,000	2,509,275
Delaware Valley PA Regional Financial Authority (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ±§144A	0.44	07/01/2017	7,500,000	7,500,000
Delaware Valley PA Regional Financial Authority Mode 1 (Miscellaneous Revenue, Bayerische Landesbank LOC) ±§	0.90	08/01/2016	20,720,000	20,720,000
Delaware Valley PA Regional Financial Authority MSTR Series SGC 62 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ±§144A	0.50	06/01/2027	17,155,000	17,155,000
Delaware Valley PA Regional Financial Authority MSTR Series SGC 63 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ±§144A	0.50	06/01/2037	14,165,000	14,165,000

15

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)

Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC) ±§	0.85%	12/01/2020	$9,300,000	$9,300,000
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) ±§	5.00	12/01/2033	4,700,000	4,702,585
JPMorgan Chase PUTTER/DRIVER Trust Series 3932 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) ±§144A	0.35	06/29/2012	129,995,000	129,995,000
Lycoming County PA Susquehanna Health System Project A (Health Revenue)	4.00	07/01/2012	890,000	895,340
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10/15/2012	4,075,000	4,117,584
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	8,755,000	8,828,542
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2013	9,150,000	9,289,904
Pennsylvania EDFA Exelon Generation Series A (Utilities Revenue) ±§	5.00	12/01/2042	4,000,000	4,030,720
Pennsylvania EDFA Main Line Health (Hospital Revenue) ±§	0.59	10/01/2027	10,285,000	10,218,662
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	09/01/2013	3,055,000	3,119,919
Pennsylvania EDFA Thomas Jefferson University Hospital System (Tax Revenue) ±§	0.59	10/01/2037	65,000,000	64,580,750
Pennsylvania EDFA Various Refunding Republic Services Incorporated B (Resource Recovery Revenue) ±§	0.70	12/01/2030	4,550,000	4,550,000
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±§	2.63	12/01/2033	7,700,000	7,792,015
Pennsylvania State HEFAR Associated Independent Colleges Series 13 (Education Revenue) ±§	2.13	11/01/2031	3,040,000	3,051,461
Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Health Revenue)	3.50	05/15/2012	3,000,000	3,011,790
Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Health Revenue)	3.50	05/15/2013	7,905,000	8,162,150
Pennsylvania State IDA Unrefunded Balance Economic Development (IDR, AMBAC Insured) §	5.50	07/01/2014	2,260,000	2,311,573
Pennsylvania State Turnpike Commission Series B (Transportation Revenue) ±§	0.84	06/01/2014	6,770,000	6,769,865
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) ±§	0.81	12/01/2012	14,675,000	14,698,480
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±§	1.09	12/01/2013	22,170,000	22,305,680
Philadelphia PA Gas Works 1998 8th General Ordinance Series A (Utilities Revenue)	5.00	08/01/2012	1,705,000	1,727,642
Philadelphia PA GO Series 2011 (GO)	4.00	08/01/2012	4,325,000	4,370,110
Philadelphia PA School District Series A (GO, State Aid Withholding Insured)	3.00	06/01/2012	1,120,000	1,125,253
Philadelphia PA School District Series C (GO, State Aid Withholding Insured)	5.00	09/01/2012	7,400,000	7,548,148
Philadelphia PAF Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10/01/2013	500,000	528,195
Reading PA GO Notes Series A (GO)	4.00	11/15/2013	2,000,000	2,059,260
Scranton PA School District Series A (GO, AGM State Aid Withholding Insured)	2.00	04/01/2012	400,000	400,020
Scranton PA School District Series A (GO, AGM State Aid Withholding Insured)	2.00	04/01/2013	1,000,000	1,014,180
Washington County PA Hospital Authority (Health Revenue, PNC Bank NA LOC) ±§	0.47	07/01/2031	3,500,000	3,501,855
Westmoreland County PA IDA Excela Health Project (Health Revenue)	3.00	07/01/2012	1,040,000	1,044,326

				491,780,568

Puerto Rico : 2.93%
Puerto Rico Commonwealth Government Development Bank Senior Notes Series B (Miscellaneous Revenue)	5.00	12/01/2012	2,500,000	2,568,600
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.50	07/01/2013	730,000	765,631

16

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico (continued)

Puerto Rico Commonwealth Highway & Transportation Authority Series DCL 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) ±§	0.94%	07/01/2030	$970,000 $	970,000
Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,300,000	2,322,885
Puerto Rico Commonwealth Series A (GO) ±§	5.00	07/01/2030	2,175,000	2,201,535
Puerto Rico Commonwealth Series C-5 (Miscellaneous Revenue, AGM Insured) ±§	2.59	07/01/2021	24,905,000	24,905,000
Puerto Rico Commonwealth Various Refunding Series B-2 (Miscellaneous Revenue, AGM Insured) ±§	2.59	07/01/2022	17,950,000	17,950,000
Puerto Rico Commonwealth Various Refunding Series B-2 (Miscellaneous Revenue, AGM Insured) ±§	2.59	07/01/2023	18,650,000	18,650,000
Puerto Rico Commonwealth Various Refunding Series B-3 (Miscellaneous Revenue, AGM Insured) ±§	2.59	07/01/2026	26,175,000	26,175,000
Puerto Rico Commonwealth Various Refunding Series C-4 (Miscellaneous Revenue, AGM Insured) ±§	2.59	07/01/2018	13,135,000	13,135,000
Puerto Rico Electric Power Authority MSTR Series SGC 64 (Utilities Revenue, Societe Generale LOC, Societe Generale LIQ) ±§144A(a)	0.30	07/01/2029	11,200,000	11,200,000
Puerto Rico Electric Power Authority MSTR Series SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured, Societe Generale LIQ) ±§	0.25	07/01/2029	28,160,000	28,160,000
Puerto Rico Government Development Bank Senior Note Series D (Miscellaneous Revenue) §	1.00	11/08/2012	17,500,000	17,500,700
Puerto Rico HFA AMT Subordinated Capital Fund Modernization (Housing Revenue)	5.00	12/01/2012	6,315,000	6,497,946
Puerto Rico Highway & Transportation Authority (Tax Revenue, FGIC Insured)	5.50	07/01/2012	3,120,000	3,157,159
Puerto Rico Highway & Transportation Authority (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,580,000	2,610,728
Puerto Rico Highway & Transportation Authority Series DCL-007 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ±§	0.94	01/01/2028	6,635,000	6,635,000
Puerto Rico Highway & Transportation Authority Series K (Transportation Revenue)	5.00	07/01/2012	1,000,000	1,010,660
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue)	6.25	07/01/2013	1,000,000	1,057,750
Puerto Rico Municipal Finance Agency (Miscellaneous Revenue, AGM Insured)	6.00	07/01/2012	950,000	962,293
Puerto Rico Public Buildings Authority Government Facilities Series J (Miscellaneous Revenue, AMBAC Insured) ±§	5.00	07/01/2036	1,415,000	1,429,051
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ) ±§	0.34	08/01/2057	34,123,313	34,123,313

				223,988,251

Rhode Island : 0.55%
Coventry RI BAN (GO)	2.50	04/11/2012	4,330,000	4,332,078
Cranston RI Refunding Series B (GO)	2.00	07/01/2014	1,250,000	1,272,988
Cranston RI Refunding Series B (GO)	3.00	07/01/2015	1,000,000	1,046,130
North Providence Town RI BAN (GO)	4.50	06/28/2012	2,645,000	2,651,718
Providence RI Series C (GO, NATL-RE, FGIC Insured)	5.50	01/15/2013	1,890,000	1,947,626
Rhode Island Convention Center Authority (Miscellaneous Revenue, NATL-RE Insured) §	5.25	05/15/2015	17,115,000	17,912,388
Rhode Island State Health & Educational Building Corporation Various St. Georges School (Education Revenue, Bank of America NA LIQ) ±§	0.43	10/01/2033	13,150,000	13,150,000

				42,312,928

South Carolina : 1.05%
Piedmont SC Municipal Power Agency CAB 2004 Unrefunded Balance (Utilities Revenue, AMBAC Insured) §¤	0.00	01/01/2013	6,065,000	6,002,955
Richland County SC Series A (Resource Recovery Revenue)	4.60	09/01/2012	2,000,000	2,026,820
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	02/01/2013	1,000,000	1,033,700

17

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina (continued)

South Carolina Jobs EDA Palmetto Health (Health Revenue) ±§	0.94%	08/01/2039	$41,755,000	$41,264,796
South Carolina Jobs EDA Palmetto Health Series A (Health Revenue, AGM Insured)	2.75	08/01/2014	870,000	889,775
South Carolina Jobs EDA Palmetto Health Series A (Health Revenue, AGM Insured)	4.00	08/01/2013	865,000	894,107
South Carolina State Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12/01/2013	5,840,000	6,107,180
South Carolina State Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12/01/2014	3,185,000	3,440,533
South Carolina State Public Services Authority Santee Cooper Series B (Water & Sewer Revenue)	5.00	12/01/2013	3,625,000	3,901,841
South Carolina Tobacco Settlement Revenue Management Authority (Tobacco Revenue) §	5.00	06/01/2018	14,715,000	14,731,481

				80,293,188

South Dakota : 0.01%
Minnehaha County SD Bethany Lutheran Home Project Series A (Health Revenue) §	7.00	12/01/2023	400,000	417,304

Tennessee : 4.39%
Chattanooga Hamilton County TN Refunding Erlanger Health (Health Revenue, AGM Insured)	5.00	10/01/2012	2,220,000	2,269,018
Chattanooga Hamilton County TN Refunding Erlanger Health (Health Revenue, AGM Insured)	5.00	10/01/2012	1,075,000	1,098,736
Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Health Revenue, NATL-RE, IBC Insured) §	7.75	07/01/2029	20,570,000	21,490,508
Jackson TN Energy Authority Electric System (Utilities Revenue, Fifth Third Bank LOC) ±§	0.29	04/01/2029	1,320,000	1,320,000
Johnson City TN Health & Educational Refunding 1st Mortgage Mountain States A-MBIA IBC (Health Revenue, NATL-RE, IBC Insured) §	7.50	07/01/2025	8,000,000	8,353,200
Johnson City TN Health & Educational Refunding Mountain States Health (Health Revenue)	5.00	07/01/2012	3,635,000	3,664,807
Johnson City TN Health & Educational Refunding 1st Mortgage Mountain States Health Series A (Health Revenue) §	7.50	07/01/2033	6,000,000	6,264,900
Johnson City TN Health & Educational Refunding Mountain States Health Series A (Health Revenue, NATL-RE Insured)	6.00	07/01/2012	1,630,000	1,647,881
Johnson City TN Health & Educational Refunding 1st Mortgage Mountain States Health Series A (Health Revenue) §	7.50	07/01/2025	8,960,000	9,355,584
Johnson City TN PFOTER 682 (Miscellaneous Revenue, Bank of America NA LIQ) ±§144A	0.60	07/01/2026	20,635,000	20,635,000
Knox County TN Health Educational & Housing Facilities Board (Health Revenue, NATL-RE Insured)	6.25	01/01/2013	3,000,000	3,117,600
Memphis Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.37	01/01/2028	4,530,000	4,530,000
Metropolitan Government of Nashville & Davidson County TN (Water & Sewer Revenue, NATL-RE, FGIC Insured) §	5.20	01/01/2013	1,640,000	1,694,530
Metropolitan Nashville TN Airport Authority (Airport Revenue, Societe Generale LOC) ±§	0.85	07/01/2019	5,800,000	5,800,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ±§	0.43	12/01/2016	30,000,000	30,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2012	34,300,000	35,008,295
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2013	13,735,000	14,387,413
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	02/01/2014	1,965,000	2,094,435
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2014	22,150,000	23,430,270
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00	09/01/2015	15,245,000	16,452,404

18

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee (continued)

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) §	5.00%	09/01/2016	$1,000,000	$1,091,420
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue) §	5.00	02/01/2016	6,480,000	6,958,418
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ±§	0.43	12/01/2016	115,000,000	115,000,000

				335,664,419

Texas : 9.00%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured) §	5.00	08/15/2034	4,655,000	4,843,621
Austin City TX Water and Wastewater Various Refunding (Utilities Revenue, AGM Insured, Landesbank Baden-Wuerttemberg SPA) ±§	0.35	05/15/2024	3,010,000	3,010,000
Austin TX Subseries B (Tax Revenue, Bank of America NA LOC) ±§	0.28	11/15/2029	12,365,000	12,365,000
Brazos River TX Authority (IDR, NATL-RE, FGIC Insured)	3.63	04/01/2012	5,000,000	5,000,300
Central Texas Regional Mobility Authority (Transportation Revenue, NATL-RE, FGIC Insured)	5.00	01/01/2013	2,720,000	2,768,661
Coastal Bend Texas Health Facilities Development Corporation (Health Revenue, AGM Insured) ±§(m)	0.45	07/01/2031	23,875,000	23,875,000
Eagle Mountain & Saginaw TX Independent School District MSTR Series SGA 141 (GO, Permanent School Fund Guaranteed Insured, Societe Generale LIQ) ±§	0.82	08/15/2030	16,000,000	16,000,000
Eagle Mountain & Saginaw TX Independent Various School Building (GO, Permanent School Fund guaranteed Insured) ±§	2.50	08/01/2050	2,000,000	2,071,440
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±§(m)	0.45	07/01/2031	31,625,000	31,625,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±§(m)	0.45	07/01/2031	21,700,000	21,700,000
Harris County TX MSTR Series SGC 31-Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ±§	0.50	08/15/2035	23,695,000	23,695,000
Harris County TX Series 3060X (Transportation Revenue, Morgan Stanley Bank LIQ) ±§144A	0.35	08/15/2038	6,125,000	6,125,000
Houston City TX Water Conveyance System Series J (Miscellaneous Revenue, AMBAC Insured)	6.25	12/15/2013	3,500,000	3,724,000
Houston TX PFOTER 265 (Water & Sewer Revenue, FSA Insured, Dexia Credit Local LIQ) ±§	0.81	12/01/2028	6,850,000	6,850,000
Houston TX Water & Sewer System (Water & Sewer Revenue, NATL-RE Insured, Bank of America NA SPA) ±§	0.31	12/01/2023	12,495,000	12,495,000
Lower Colorado River Authority Texas Revenue Unrefunded Balance-2012-2 Refunding (Utilities Revenue, AMBAC Insured) §	5.25	05/15/2014	500,000	525,515
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue) ±§	3.05	07/01/2030	10,420,000	10,561,504
Matagorda County TX Navigation District #1 (Utilities Revenue) ±§	1.13	06/01/2030	7,150,000	7,153,432
Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue) ±§	0.70	01/01/2020	15,800,000	15,800,000
North Central Texas Health Facility Development Corporation Children’s Medical Center Project (Health Revenue, NATL-RE Insured) §	5.75	08/15/2013	3,065,000	3,076,800
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue) ±	0.98	07/01/2019	40,720,000	40,581,552
North Texas Tollway Authority First Tier Series L-2 (Transportation Revenue) ±§	6.00	01/01/2038	17,560,000	18,261,346
Tarrant County TX Cultural Education Facilities Financing Corporation Series 2834 (Health Revenue, Morgan Stanley Bank LIQ) ±§	0.34	02/15/2036	31,970,000	31,970,000
Texas Municipal Gas Acquisition & Supply Corporation II (Utilities Revenue, BNP Paribas LIQ) ±§	0.59	09/15/2018	76,190,000	76,190,000
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue) §	5.63	12/15/2017	63,990,000	71,084,571
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±§	1.02	09/15/2017	44,950,000	43,671,622

19

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)

Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±§	0.66%	09/15/2017	$92,325,000	$89,681,735
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±§	0.87	12/15/2017	5,980,000	5,517,806
Texas PFA (Miscellaneous Revenue)	2.60	07/01/2020	50,785,000	51,194,327
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue) §	5.25	08/01/2015	1,780,000	1,942,033
Texas State Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Senior Lien Series A (Utilities Revenue) §	5.00	12/15/2014	3,470,000	3,686,008
Texas State Transportation Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ±§	0.32	04/01/2026	15,600,000	15,600,000
Weslaco TX Health Facilities Development Various Refunding and Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ±§	1.50	06/01/2038	7,855,000	7,855,000
Weslaco TX Health Facilities Development Various Refunding Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ±§	1.50	06/01/2031	8,920,000	8,920,000
Wylie TX Independent School District Series A (GO, Permanent School Fund Guaranteed Insured) ±§	8.00	08/01/2030	8,500,000	8,613,560

				688,034,833

Virgin Islands : 0.25%
Virgin Islands PFA Matching Funding Loan Note Senior Lien Series A (Tax Revenue)	4.00	10/01/2012	300,000	303,249
Virgin Islands PFA Matching Funding Loan Note Senior Lien Series A (Tax Revenue)	4.00	10/01/2013	400,000	411,096
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10/01/2012	10,500,000	10,666,005
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2012	6,675,000	6,770,453
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	07/01/2012	1,000,000	1,004,370

				19,155,173

Virginia : 0.25%
Alexandria VA IDA Various American Association Study Liver Project (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.47	08/01/2036	1,360,000	1,360,000
Alexandria VA IDA Various American Statistical Association (IDR, SunTrust Bank LOC) ±§	0.37	08/01/2030	4,850,000	4,850,000
Pittsylvania County VA Refunding Notes Series A (GO) §	3.50	07/15/2013	3,500,000	3,509,765
Smyth County VA IDA (Health Revenue)	3.00	07/01/2012	3,560,000	3,573,065
Virginia Beach VA Development Authority Various Residential Rental Silver Hill (Housing Revenue, SunTrust Bank LOC) ±§	0.41	05/01/2025	3,400,000	3,400,000
Virginia State Biotechnology Research Paratnership Authority VA Blood Services Project (Health Revenue, SunTrust Bank LOC) ±§	0.37	10/01/2028	2,255,000	2,255,000

				18,947,830

Washington : 0.49%
Energy Northwest Washington Refunding Project 1 Series A (Utilities Revenue)	5.00	07/01/2013	5,000,000	5,277,050
Greater Wenatchee WA Regional Events Center Public Facilities District Revenue Limited Sales Tax BAN (Tax Revenue, GO of District Insured)	5.00	07/15/2012	3,775,120	3,351,552
Greater Wenatchee WA Regional Events Center Public Facilities District Special Tax BAN Series A (Miscellaneous Revenue, GO of district Insured)	5.25	07/15/2012	560,000	417,200
Washington EDFA (Resource Recovery Revenue) ±§	2.00	11/01/2017	7,000,000	7,039,480
Washington HCFA Series A (Health Revenue)	5.00	08/15/2012	1,000,000	1,014,030
Washington State HCFA Central Washington Health Services (Health Revenue)	5.00	07/01/2012	560,000	563,231
Washington State MSTR Series SGB13 (GO, Societe Generale LIQ) ±§	0.70	05/01/2018	19,665,000	19,665,000

				37,327,543

20

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
West Virginia : 0.66%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC) ±§		0.29%	07/01/2039	$19,995,000	$19,995,000
Mason County WV PCR Appalachian Power Company (Utilities Revenue) ±§		2.00	10/01/2022	20,000,000	20,063,200
West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue) ±§		2.00	01/01/2041	10,000,000	10,031,100
West Virginia State Hospital Finance Authority Various Pallottine Health Services Project (Health Revenue, Fifth Third Bank LOC) ±§		0.32	10/01/2036	480,000	480,000

					50,569,300

Wisconsin : 1.48%
Milwaukee County WI Airport (Airport Revenue)		5.00	12/01/2012	1,000,000	1,029,340
Wisconsin State HEFA Agnesian Health Care Incorporated (Health Revenue)		5.00	07/01/2013	735,000	768,391
Wisconsin State HEFA Aurora Health Care Obligated (Health Revenue, NATL-RE Insured) §		5.25	08/15/2012	3,720,000	3,730,379
Wisconsin State HEFA Aurora Health Care Series B (Health Revenue)		4.00	07/15/2012	5,000,000	5,051,050
Wisconsin State HEFA Aurora Health Care Series B (Health Revenue)		5.00	07/15/2013	6,000,000	6,305,700
Wisconsin State HEFA Bellin Memorial (Health Revenue, AMBAC Insured) §		5.63	02/15/2013	85,000	87,309
Wisconsin State HEFA Mercy Alliance Incorporate Series A (Health Revenue)		4.00	06/01/2012	2,810,000	2,823,783
Wisconsin State HEFA Refunding Thedacare Incorporated (Health Revenue)		3.00	12/15/2012	870,000	879,413
Wisconsin State HEFA Series 2113 (Health Revenue, Morgan Stanley Bank LIQ) ±§		0.39	08/15/2034	15,000,000	15,000,000
Wisconsin State HEFA Valley Packing Industries Incorporated (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ±§		0.30	07/01/2035	250,000	250,000
Wisconsin State PFOTER 628 (Health Revenue, NATL-RE Insured, Bank of America NA LIQ) ±§144A		0.60	08/15/2023	77,600,000	77,600,000
					113,525,365

Total Municipal Bonds and Notes (Cost $7,465,671,617)					7,494,698,705

Short-Term Investments : 2.82%

Commercial Paper : 1.36%
Wisconsin State HEFA Series 2010 C		0.40	05/02/2012	53,405,000	53,405,000
Wisconsin State HEFA Series 2010 C		0.55	05/04/2012	50,000,000	50,000,000

					103,405,000

		Yield		Shares
Investment Companies : 1.46%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		111,663,901	111,663,901

Total Short-Term Investments (Cost $215,068,901)					215,068,901

Total Investments in Securities (Cost $7,680,740,518)*	100.85%				7,709,767,606
Other Assets and Liabilities, Net	(0.85)				(64,689,297)

Total Net Assets	100.00%				$7,645,078,309

±	Variable rate investment
§	These securities are subject to a demand feature which reduces the effective maturity.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

21

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
¤	Security issued in zero coupon form with no periodic interest payments.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $7,682,615,419 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,910,242
Gross unrealized depreciation	(5,758,055)

Net unrealized appreciation	$27,152,187

22

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect, against changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$7,394,304,414	$100,394,291	$7,494,698,705
Short-term investments
Commercial paper	0	103,405,000	0	103,405,000
Investment companies	111,663,901	0	0	111,663,901

	$111,663,901	$7,497,709,414	$100,394,291	$7,709,767,606

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of June 30, 2011	45,221,514
Accrued discounts (premiums)	305,556
Realized gains (losses)	89,139
Change in unrealized gains (losses)	1,228,705
Purchases	60,880,625
Sales	(11,100,000)
Transfers into Level 3	3,768,752
Transfers out of Level 3	0

Balance as of March 31, 2012	$100,394,291

Change in unrealized gains (losses) relating to securities still held at March 31, 2012	$1,238,001

Derivative transactions

During the nine months ended March 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

As of March 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $98,337,706 in short futures contracts during the nine months ended March 31, 2012.

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 97.15%
California : 0.20%

New Haven CA Unified School District CAB (GO, Assured Guaranty Insured) ¤	0.00%	08/01/2034	$1,000,000	$286,840

Guam : 7.24%
Guam Government Business Privilege Series 2011A (Tax Revenue) §	5.25	01/01/2036	2,000,000	2,191,660
Guam Government Hotel Occupancy Series A (Tax Revenue) §	6.50	11/01/2040	1,500,000	1,683,570
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	650,000	671,099
Guam International Airport Authority Series B (Airport Revenue, NATL-RE Insured) §	5.25	10/01/2016	1,600,000	1,655,984
Guam International Airport Authority Series C (Airport Revenue, NATL-RE Insured) §	5.38	10/01/2017	500,000	515,500
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12/01/2013	500,000	520,415
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12/01/2019	1,000,000	1,108,060
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured) §	5.00	10/01/2018	1,000,000	999,980
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured) §	5.25	10/01/2012	1,000,000	1,000,380
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured) §	5.25	10/01/2013	5,000	5,001

				10,351,649

Puerto Rico : 33.55%
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing and Urban Development Insured) §	5.00	12/01/2015	500,000	530,730
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing and Urban Development Insured) §	5.00	12/01/2019	335,000	350,266
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing and Urban Development Insured) §	5.00	12/01/2020	260,000	270,824
Children’s Trust Fund Puerto Rico Tobacco Settlement Asset-Backed Series 2002 (Tobacco Revenue) §	4.25	05/15/2014	500,000	501,190
Puerto Rico Aqueduct & Sewer Authority (Water & Sewer Revenue, NATL-RE, IBC Insured, Commonwealth Guaranty Insured)	6.25	07/01/2012	25,000	25,384
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Series L (Transportation Revenue, AGC Insured)	5.25	07/01/2019	1,000,000	1,126,530
Puerto Rico Commonwealth Highway & Transportation Authority Series 007 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) §±	0.94	01/01/2028	4,235,000	4,235,000
Puerto Rico Commonwealth Highway & Transportation Authority Series 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) §±	0.94	07/01/2030	800,000	800,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.50	07/01/2013	165,000	173,054
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Tax Revenue, AGM-CR Insured) §	5.50	07/01/2013	195,000	201,556
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Tax Revenue, NATL-RE, IBC Insured) §	5.50	07/01/2013	985,000	1,018,116
Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,500,000	2,524,875
Puerto Rico Commonwealth Public Imports Series A (GO, AGM Insured) §	5.00	07/01/2015	1,750,000	1,859,288
Puerto Rico Commonwealth Public Improvement (GO, AGM Insured)	5.25	07/01/2020	100,000	112,254
Puerto Rico Commonwealth Refunding (GO, FGIC Insured)	5.50	07/01/2013	350,000	367,084
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO, NATL-RE Insured)	5.50	07/01/2016	200,000	221,880
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO, Assured Guaranty Insured)	5.50	07/01/2018	1,000,000	1,136,630
Puerto Rico Electric Power Authority MSTR Series SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured, Societe Generale LIQ) §±	0.25	07/01/2029	5,000,000	5,000,000
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, XLCA Insured)	5.25	07/01/2012	900,000	910,368
Puerto Rico Electric Power Authority Series OO (Utilities Revenue, AGC Insured)	5.00	07/01/2013	650,000	682,780

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico (continued)

Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) §±	0.91%	07/01/2029	$2,500,000	$1,804,225
Puerto Rico Electric Power Authority Series WW (Utilities Revenue) §	5.25	07/01/2033	500,000	520,205
Puerto Rico HFA AMT Subordinated Capital Fund Modernization (Housing Revenue)	5.00	12/01/2012	250,000	257,243
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue) §	5.13	12/01/2027	4,120,000	4,396,699
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2018	500,000	568,680
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing and Urban Development Insured) §	5.00	12/01/2014	265,000	282,055
Puerto Rico Highway & Transportation Authority Prerefunded Series W (Tax Revenue, NATL-RE, IBC Insured) §	5.50	07/01/2015	1,270,000	1,424,394
Puerto Rico Highway & Transportation Authority Unrefunded Series W (Tax Revenue, NATL-RE, IBC Insured) §	5.50	07/01/2015	525,000	574,187
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Guaynabo Municipal Government Center Series A (IDR) §	5.63	07/01/2022	750,000	751,373
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue) §	6.50	11/15/2020	25,000	25,102
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities University Plaza Project Series A (Education Revenue, NATL-RE Insured) §	5.63	07/01/2013	600,000	605,322
Puerto Rico Municipal Finance Agency Series B (GO, CIFC Insured)	5.25	07/01/2017	105,000	115,700
Puerto Rico Public Buildings Authority Government Facilities Prerefunded Series D (Miscellaneous Revenue, Commonwealth Guaranty Insured) §	5.13	07/01/2024	30,000	30,353
Puerto Rico Public Buildings Authority Government Facilities Unrefunded Balance Series D (Miscellaneous Revenue, Commonwealth Guaranty Insured) §	5.13	07/01/2024	10,000	10,014
Puerto Rico Public Buildings Authority Prerefunded CAB Series D Step Bond (Miscellaneous Revenue, AMBAC Insured) §	0.00	07/01/2030	1,515,000	1,751,189
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, AMBAC Insured) §	5.13	06/01/2024	3,265,000	3,910,980
Puerto Rico Public Improvement Series A (GO, NATL-RE Insured)	6.25	07/01/2013	1,200,000	1,269,684
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	4.63	08/01/2019	200,000	225,178
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue) §	6.38	08/01/2039	2,000,000	2,311,660
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ) §±	0.34	08/01/2057	3,500,000	3,500,000
University of Puerto Rico Series P (Education Revenue) §	5.00	06/01/2017	1,010,000	1,070,994
University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	500,000	534,685

				47,987,731

Virgin Islands : 6.99%
Virgin Islands PFA (Miscellaneous Revenue, AGM Insured)	5.00	10/01/2014	590,000	645,118
Virgin Islands PFA (Tax Revenue, NATL-RE, FGIC Insured)	5.00	10/01/2014	400,000	425,236
Virgin Islands PFA (Tax Revenue, NATL-RE, FGIC Insured)	5.00	10/01/2016	250,000	274,115
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue) §	7.30	10/01/2018	10,000	12,221
Virgin Islands PFA Gross Tax Receipts (Tax Revenue, NATL-RE FGIC Insured)	5.00	10/01/2012	250,000	253,953
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue) §	6.75	10/01/2037	1,850,000	2,120,544
Virgin Islands PFA Senior Lien Capital Projects Series A-1 (Tobacco Revenue)	3.00	10/01/2013	500,000	506,510
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue) §	5.25	10/01/2019	2,700,000	2,819,394
Virgin Islands PFA Sub-Matching Fund Loan Notes Series A (Miscellaneous Revenue) §	6.00	10/01/2039	1,000,000	1,069,010
Virgin Islands Tobacco Settlement Financing Corporation Asset Backed Bonds (Tobacco Revenue) §±	4.95	05/15/2014	750,000	751,620

2

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Virgin Islands (continued)

Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00%	07/01/2018	$1,000,000	$1,118,050

				9,995,771

West Virginia : 0.29%
Kanawha Mercer Nicholas Counties WV Single Family Prerefunded (Housing Revenue) ¤	0.00	02/01/2015	470,000	417,868

Wisconsin : 48.88%
Ashwaubenon WI CDA Arena Project (Miscellaneous Revenue) §	4.80	06/01/2016	20,000	20,156
Ashwaubenon WI CDA Arena Project (Miscellaneous Revenue) §	5.05	06/01/2019	100,000	100,823
Ashwaubenon WI CDA Arena Project (Miscellaneous Revenue) §	5.10	06/01/2020	815,000	821,781
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue) §	4.20	04/01/2012	50,000	50,005
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue) §	4.50	04/01/2014	100,000	100,226
Cudahy WI CDA Redevelopment Refunding Series B (Miscellaneous Revenue) §	4.55	06/01/2019	1,540,000	1,572,833
Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC) §	4.60	06/01/2030	660,000	726,746
Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC) §	4.70	06/01/2034	500,000	549,570
Genesee WI CDA Ten Chimneys Foundation Incorporated Project (Miscellaneous Revenue, Associated Bank NA LOC) §±	0.19	10/01/2036	1,920,000	1,920,000
Glendale WI CDA Bayshore Public Parking Series A (Transportation Revenue) §	4.75	10/01/2020	100,000	105,743
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10/01/2017	1,635,000	1,764,672
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10/01/2018	1,700,000	1,830,543
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	3.50	04/01/2013	225,000	229,428
Green Bay WI Housing Authority University Student Village Housing (Education Revenue) §	5.00	04/01/2016	1,445,000	1,565,889
Green Bay WI Housing Authority University Student Village Housing (Education Revenue) §	5.00	04/01/2030	1,235,000	1,339,345
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue) §	4.38	04/01/2022	100,000	108,442
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue) §	5.50	12/01/2023	250,000	273,953
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	1.50	04/01/2012	100,000	100,004
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.10	04/01/2014	320,000	329,398
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	04/01/2015	125,000	131,254
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	04/01/2016	405,000	430,470
Greenfield WI CDA Layton Terrace Project (Housing Revenue) §±	4.75	09/01/2033	500,000	500,355
Little Chute WI CDA (Miscellaneous Revenue) §	4.25	03/01/2017	200,000	207,946
Little Chute WI CDA (Miscellaneous Revenue) §	4.35	03/01/2018	200,000	207,580
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue) §	5.00	10/01/2039	5,000,000	5,515,400
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured) §	5.10	07/01/2022	1,000,000	1,011,040
Milwaukee WI RDA Historic Third Ward Package (Transportation Revenue, Northern Trust Company LOC) §±	0.19	09/01/2028	2,655,000	2,655,000
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, BMO Harris Bank NA LOC) §	5.05	07/01/2019	470,000	477,088
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, BMO Harris Bank NA LOC) §	5.15	07/01/2020	470,000	476,904
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, BMO Harris Bank NA LOC) §	5.20	07/01/2021	470,000	476,820
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, BMO Harris Bank NA LOC) §	5.30	07/01/2022	470,000	476,683
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, BMO Harris Bank NA LOC) §	5.35	07/01/2023	400,000	405,640

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)

Milwaukee WI RDA Public Neighborhood Schools Series A (Miscellaneous Revenue, AMBAC Insured)	4.20%	08/01/2012	$100,000	$101,249
Milwaukee WI RDA Public Neighborhood Schools Series A (Miscellaneous Revenue, AMBAC Insured) §	4.45	08/01/2014	50,000	50,584
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Moral Obligation Insured) §	3.80	08/01/2014	50,000	51,883
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Moral Obligation Insured) §	4.25	08/01/2019	550,000	564,993
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue) §	5.13	08/01/2015	615,000	616,021
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue) §	5.63	08/01/2025	300,000	293,511
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue) §	5.75	08/01/2035	1,000,000	942,430
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Morgal Obligation Insured) §	4.60	08/01/2024	870,000	954,233
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Morgal Obligation Insured) §	5.00	08/01/2030	3,000,000	3,294,900
Milwaukee WI RDA YMCA of Metropolitan Milwaukee Project Series 2010 (Miscellaneous Revenue, BMO Harris Bank NA LOC) §±	0.19	05/01/2028	1,000,000	1,000,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue) §	5.50	02/15/2029	1,000,000	1,073,790
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue) §	5.88	02/15/2039	1,500,000	1,643,910
Neenah WI CDA Series A (Miscellaneous Revenue) §	4.13	12/01/2018	300,000	318,513
Neenah WI CDA Series A (Miscellaneous Revenue) §	5.13	12/01/2023	1,000,000	1,057,190
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured) §	5.50	12/15/2015	1,545,000	1,566,460
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured) §	5.50	12/15/2017	1,300,000	1,317,979
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured) §	5.00	12/15/2017	100,000	101,341
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2015	160,000	184,594
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2017	1,765,000	2,109,034
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2018	380,000	472,644
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2021	240,000	304,440
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2023	1,600,000	1,940,000
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured) §	5.50	12/15/2026	2,205,000	2,611,095
St. Croix Falls WI CDA (Miscellaneous Revenue) §	4.85	12/01/2014	90,000	92,733
Sturgeon Bay WI Waterfront RDA (Miscellaneous Revenue) §	4.35	10/01/2018	150,000	160,185
Sturgeon Bay WI Waterfront RDA Refunded Series A (Miscellaneous Revenue) §	4.50	10/01/2021	175,000	183,101
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue) §	3.80	02/01/2018	300,000	322,272
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue) §	4.00	02/01/2019	220,000	235,187
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue) §	4.50	02/01/2022	250,000	266,768
Verona WI CDA (IDR) §	4.30	02/01/2015	100,000	104,458
Verona WI CDA (Miscellaneous Revenue) §	5.38	12/01/2022	830,000	840,873
Warrens WI CDA (Tax Revenue) §	3.70	10/01/2014	300,000	240,222
Warrens WI CDA (Miscellaneous Revenue) §	5.00	11/01/2016	70,000	51,246
Warrens WI CDA (Miscellaneous Revenue) §	5.10	11/01/2020	70,000	43,542
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) §±	5.00	12/01/2027	340,000	346,232
Waukesha WI Housing Authority Steeple View Incorporated Project (Housing Revenue, Associated Bank NA LOC) §±	0.19	12/01/2034	100,000	100,000
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.30	12/01/2016	135,000	140,918
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.65	12/01/2017	335,000	353,392

4

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)

Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC) §		4.00%	12/01/2023	$150,000	$159,747
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC) §		4.20	12/01/2024	150,000	159,860
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC) §		4.25	12/01/2025	250,000	264,518
Weston WI CDA Series A (Miscellaneous Revenue) §		5.25	10/01/2020	720,000	769,867
Whitewater WI CDA Housing Preservation (Housing Revenue, BMO Harris Bank NA LOC) §±		0.20	06/01/2042	200,000	200,000
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤		0.00	12/15/2030	1,415,000	636,057
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2015	280,000	314,871
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2016	385,000	439,551
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2018	50,000	57,960
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12/15/2019	2,000,000	2,332,400
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured) §		5.25	12/15/2023	1,620,000	1,914,192
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured) §		5.25	12/15/2027	230,000	270,641
Wisconsin HFA (Housing Revenue, FHA Mortgages Insured) §		6.10	06/01/2021	115,000	134,438
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured) §		4.63	11/01/2037	25,000	24,869
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured) §		4.70	05/01/2047	290,000	283,791
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured) §		4.75	05/01/2037	310,000	312,399
Wisconsin Housing & Economic Development Authority Series A (IDR) §±		4.25	12/01/2035	1,960,000	2,125,052
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured) §		5.75	11/01/2043	3,485,000	3,699,746
Wisconsin Housing & Economic Development Authority Series B (Housing Revenue, FNMA LOC, GO of Authority Insured) §±		0.17	10/01/2036	145,000	145,000
Wisconsin Housing & Economic Development Authority Series C (Housing Revenue, GO of Authority Insured, Bank of America NA SPA) §±		0.30	05/01/2037	100,000	100,000
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured) §		4.90	11/01/2035	2,015,000	2,046,828
Wisconsin Housing & Economic Development Authority Series F (Housing Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) §±		0.30	11/01/2032	1,000,000	1,000,000

					69,925,447

Total Municipal Bonds and Notes (Cost $132,223,079)					138,965,306

Total Investments in Securities (Cost $132,223,079)*	97.15%				138,965,306
Other Assets and Liabilities, Net	2.85				4,080,467

Total Net Assets	100.00%				$143,045,773

¤	Security issued in zero coupon form with no periodic interest payments.
§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment
*	Cost for federal income tax purposes is $132,219,012 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,933,459
Gross unrealized depreciation	(187,165)

Net unrealized appreciation	$6,746,294

5

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Wisconsin Tax Free Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$138,965,306	$0	$138,965,306

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended March 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

As of March 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $5,633,756 in short futures contracts during the nine months ended March 31, 2012.

WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES G	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities : 93.66%
FHLMC %%	3.50%	09/15/2041	$270,000	$276,666
FHLMC %%	4.00	04/15/2040	810,000	846,830
FHLMC	4.50	01/01/2024	132,198	141,036
FHLMC	5.00	08/01/2040	43,426	46,802
FHLMC	5.50	11/01/2023	46,575	50,763
FHLMC %%	5.50	05/15/2035	1,425,000	1,548,797
FHLMC	7.50	05/01/2038	41,799	50,178
FHLMC Series T-42 Class A5	7.50	02/25/2042	99,373	118,824
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1 ±	3.19	10/25/2043	74,646	75,712
FNMA	3.32	02/01/2015	164,410	173,272
FNMA	3.50	02/01/2026	125,754	132,039
FNMA %%	4.00	04/25/2024	550,000	582,742
FNMA %%	4.00	06/25/2040	885,000	927,867
FNMA	4.15	07/01/2014	96,429	101,775
FNMA %%	4.50	03/25/2021	240,000	256,875
FNMA	4.50	04/01/2041	2,030,000	2,159,095
FNMA	4.62	07/01/2013	62,443	64,489
FNMA	4.68	02/01/2020	29,407	32,901
FNMA %%	5.00	05/25/2019	425,000	458,867
FNMA %%	5.00	11/25/2036	632,000	682,758
FNMA	5.00	08/01/2040	1,250,971	1,352,133
FNMA	5.50	08/01/2038	70,196	77,142
FNMA	5.50	08/01/2038	96,204	105,639
FNMA	5.60	11/01/2013	90,520	94,971
FNMA %%	6.00	08/25/2035	820,000	903,409
FNMA	6.00	08/01/2038	105,529	116,376
FNMA	6.00	11/01/2038	183,055	201,871
FNMA	6.50	07/01/2037	151,532	170,820
FNMA	7.00	03/01/2024	100,294	107,159
FNMA	7.00	11/01/2037	20,452	23,126
FNMA	7.50	10/01/2037	98,007	117,484
FNMA	7.50	05/01/2038	15,005	16,606
FNMA Series 2005-W4 Class 3A ±	2.52	06/25/2035	44,856	47,050
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	93,551	106,117
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	70,671	81,626
GNMA %%	4.00	03/20/2041	145,000	155,558
GNMA %%	4.50	04/20/2040	765,000	832,057
GNMA	5.00	07/20/2040	395,266	435,974
GNMA Series 2002-53 Class IO ±(c)	0.00	04/16/2042	726,681	50
GNMA Series 2004-10 Class C	4.67	07/16/2031	81,610	84,208
GNMA Series 2005-90 Class A	3.76	09/16/2028	23,213	23,745
GNMA Series 2007-12 Class A	3.96	06/16/2031	43,281	44,281
GNMA Series 2007-75 Class B	5.05	10/16/2014	155,004	159,978
GNMA Series 2008-22 Class XM ±	2.92	02/16/2050	2,856,244	105,090
GNMA Series 2008-86 Class D	5.46	06/16/2040	135,000	154,525
GNMA Series 2010-74 Class B	3.81	08/16/2039	45,000	47,570

Total Agency Securities (Cost $14,124,763)				14,292,853

Non-Agency Mortgage Backed Securities : 5.73%
Bank of America Commercial Mortgage Incorporated Series 2006- 2 Class A4 ±	5.73	05/10/2045	35,000	39,764
Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class AAB	5.75	09/11/2042	130,000	139,957
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.73	03/15/2049	80,000	90,730
Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	44,364	44,457
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 ±	5.81	06/15/2038	44,000	49,677
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4	5.44	06/12/2047	135,000	150,060
Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	90,000	100,122
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±	5.22	11/12/2037	85,000	94,829
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	04/14/2040	35,000	37,208
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	03/12/2044	76,000	84,478

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES G

Security Name		Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)

TIAA Real Estate CDO Limited Series 2007-C4 Class A3 ±		5.66%	08/15/2039	$40,000	$43,167

Total Non-Agency Mortgage Backed Securities (Cost $816,811)					874,449

Short-Term Investments : 63.69%

		Yield	Shares
Investment Companies : 63.36%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)		0.01	9,668,080		9,668,080

				Principal
U.S. Treasury Securities : 0.33%
U.S. Treasury Bill (z)#		0.02	06/28/2012	$50,000	49,994

Total Short-Term Investments (Cost $9,718,077)					9,718,074

Total Investments in Securities (Cost $24,659,651)*	163.08%				24,885,376
Other Assets and Liabilities, Net	(63.08)				(9,625,632)

Total Net Assets	100.00%				$15,259,744

%%	Security issued on a when-issued (TBA) basis.
±	Variable rate investment
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $24,664,877 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$305,631
Gross unrealized depreciation	(85,132)

Net unrealized appreciation	$220,499

2

WELLS FARGO ADVANTAGE COREBUILDER SHARES-SERIES G

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage CoreBuilder Shares-Series G (the “Fund”)

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$14,292,853	$0	$14,292,853
Non-agency mortgage backed securities	$0	874,449	0	874,449
Short-term investments
Investment companies	9,668,080	0	0	9,668,080
U.S. Treasury securities	49,994	0	0	49,994

	$9,718,074	$15,167,302	$0	$24,885,376

As of March 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(12,204)	$0	$0	$(12,204)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2011, the Fund did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended March 31, 2012, the Fund entered into futures contracts to speculate on interest rates.

At March 31, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at March 31, 2012	Net Unrealized Gains (Losses)

June 2012	10 Long	10-Year U.S. Treasury Notes	$1,294,844	$(14,238)
June 2012	19 Short	2-Year U.S. Treasury Notes	4,182,672	2,034

The Fund had an average notional amount of $1,111,908 and $4,827,498 in long and short futures contracts, respectively, during the three months ended March 31, 2012.

WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes : 89.58%

Alabama : 0.18%
Jefferson County AL Series C2 (Water & Sewer Revenue, FGIC Insured) ±§(m)(n)(a)	0.67%	02/01/2042	$100,000	$61,000

Alaska : 1.63%
Alaska State Railroad Corporation (Miscellaneous Revenue) §	5.00	08/01/2021	500,000	550,400

Arizona : 2.49%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) ±§	1.20	01/01/2037	200,000	144,462
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Miscellaneous Revenue) §	6.00	07/01/2032	250,000	254,950
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Miscellaneous Revenue) §	6.25	07/01/2032	345,000	354,218
Verrado AZ Community Facilities District # 1 (Tax Revenue) §	4.85	07/15/2014	85,000	86,312

				839,942

California : 15.87%
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2018	400,000	300,252
California HFFA Community Development Project (Miscellaneous Revenue, California Mortgages Insured) §	6.25	02/01/2026	100,000	113,871
California State Department of Water Resources (Water & Sewer Revenue) §	5.00	12/01/2023	500,000	589,015
California State Various Purposes (Miscellaneous Revenue) §	6.00	04/01/2038	200,000	228,812
California State Various Purposes Series A (Miscellaneous Revenue) §	6.25	04/01/2034	250,000	283,733
California Statewide Communities Sutter Health Series A (Health Revenue) §	6.00	08/15/2042	100,000	114,953
Compton CA Community College District CAB Election of 2002 Series C (Educational Revenue) ¤	0.00	08/01/2029	500,000	171,170
Corona-Norco CA USD Convertible CAB Election of 2006 Series C (Tax Revenue, AGM Insured) ¤§	0.00	08/01/2039	80,000	70,244
Escondido CA Union High School District CAB Election of 2008 Series A (Tax Revenue, Assured Guaranty Insured) ¤	0.00	08/01/2029	200,000	83,394
Gilroy CA USD CAB Election of 2008 Series A (Tax Revenue, Assured Guaranty Insured) ¤	0.00	08/01/2032	200,000	67,276
Hawthorne CA School District CAB Election of 1997 Series C (Tax Revenue, NATL-RE Insured) ¤	0.00	11/01/2025	100,000	46,171
Inland Valley CA Development Agency Series C (Tax Revenue) ±§	4.50	03/01/2041	250,000	263,603
M-S-R Energy Authority California Gas Series B (Utilities Revenue) §	6.13	11/01/2029	150,000	175,391
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±§	0.99	07/01/2017	165,000	148,965
Oakland CA Unified School District Alameda County Election of 2006 Series A (Tax Revenue) §	6.50	08/01/2024	100,000	116,304
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.00	09/02/2020	240,000	249,216
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.25	09/02/2022	225,000	232,191
Palomar CA Community College CAB Election of 2006 Series B (Tax Revenue) ¤	0.00	08/01/2032	570,000	196,736
Palomar CA Pomerado Health CAB Election of 2004 Series A (Tax Revenue) ¤	0.00	08/01/2034	250,000	69,413
Peralta CA Community College District (Educational Revenue) §	5.00	08/01/2024	450,000	510,818
Richmond CA Joint Powers Financing Authority Civic Center Project (Lease Revenue, Assured Guaranty Insured) §	5.88	08/01/2037	50,000	55,171
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE, FGIC Insured) ±§	0.86	12/01/2035	200,000	140,986
San Bernardino CA Community CAB Series D (Tax Revenue) ¤	0.00	08/01/2032	700,000	241,990
San Buenaventura CA Community Memorial Health System (Health Revenue)	6.25	12/01/2020	150,000	166,782
San Diego County CA COP (Tax Revenue, AMBAC Insured) ¤	0.00	07/01/2030	250,000	98,825
Stockton CA Unified School District (Miscellaneous Revenue)	5.00	02/01/2016	100,000	105,799

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)

Stockton CA Unified School District CAB Election of 2008 Series D (Tax Revenue, AGM Insured) ¤	0.00%	08/01/2035	$2,055,000	$508,386
				5,349,467

Colorado : 1.52%
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured) §	7.13	12/01/2033	200,000	239,718
Colorado ECFA Charter School Series A (Lease Revenue) §	6.25	11/01/2040	150,000	168,063
Public Authority for Colorado Energy Natural Gas Purchase Revenue Bonds (Utilities Revenue) §	5.75	11/15/2018	95,000	105,362

				513,143

District of Columbia : 0.30%
District of Columbia Cesar Chavez Public Charter School Project (Miscellaneous Revenue) §	6.50	11/15/2021	95,000	99,915

Florida : 5.13%
Florida Gaming Division Seminole Tribe Settlement Series 2010-A (Miscellaneous Revenue) § 144A	5.13	10/01/2017	150,000	156,075
Pinellas County FL Educational Facilities (Education Revenue)	4.00	10/01/2022	500,000	492,410
Pinellas County FL Health Facilities (Health Revenue) ±§(m)(n)(a)	0.29	11/15/2023	750,000	656,316
Sunrise FL PFFA CAB Series B (Tax Revenue, NATL-RE Insured) ¤	0.00	10/01/2016	175,000	146,785
Tampa Hillsborough County FL Expressway Authority (Transportation Revenue, AMBAC Insured) §	5.00	07/01/2017	250,000	276,478

				1,728,064

Georgia : 1.18%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, AMBAC Insured)	5.00	01/01/2027	50,000	50,517
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series A (Utilities Revenue) §	5.00	03/15/2022	75,000	84,790
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue) §	5.00	03/15/2014	250,000	261,870

				397,177

Guam : 1.99%
Guam Government Business Privilege Series A (Tax Revenue) §	5.00	01/01/2031	250,000	270,220
Guam Government Hotel Occupancy (Tax Revenue) §	6.50	11/01/2040	200,000	224,476
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	75,000	77,435
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured) §	5.00	10/01/2018	100,000	99,998

				672,129

Idaho : 1.85%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue) §	7.38	06/01/2040	100,000	115,388
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue) §	6.00	06/01/2038	250,000	253,185
Idaho Water Resource Board (Miscellaneous Revenue) §	5.00	09/01/2032	250,000	255,288

				623,861

Illinois : 8.36%
Illinois Finance Authority Charter School Refunding & Improvement Uno Charter (Miscellaneous Revenue) §	7.13	10/01/2041	200,000	214,218
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFG-TCRS Insured) §	4.13	09/01/2018	80,000	82,387
Illinois Sports Facilities Authority CAB (Tax Revenue, AMBAC Insured) ¤	0.00	06/15/2022	350,000	224,648

2

WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Illinois State First Series (Miscellaneous Revenue) §	5.38%	07/01/2018	$100,000	$100,979
Illinois State GO Bond (Tax Revenue) §	5.00	01/01/2023	300,000	327,117
Illinois State Series A (Tax Revenue) §	5.00	06/01/2019	175,000	199,224
Illinois State Series A (Tax Revenue, AMBAC Insured) §	5.00	11/01/2025	100,000	104,664
Illinois State Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) §	5.25	10/01/2015	100,000	106,060
Illinois State Toll Highway Authority Series A (Transportation Revenue) §	5.00	01/01/2024	350,000	388,794
Kane County IL School District # 131 Series A (Tax Revenue) ¤	0.00	06/01/2018	410,000	340,862
Lake County IL Community High School District # 117 Antioch CAB Series B (Tax Revenue, NATL-RE, FGIC Insured) ¤	0.00	12/01/2016	150,000	127,893
Lake County IL School District # 38 Big Hollow CAB (Tax Revenue, AMBAC Insured) ¤	0.00	02/01/2019	75,000	54,360
McHenry & Kane Counties IL CAB (Tax Revenue, NATL-RE, FGIC Insured) ¤	0.00	01/01/2016	140,000	125,847
Metropolitan Pier & Exposition Authority Illinois State Tax CAB Refunding McCormick Project (Tax Revenue, NATL-RE FGIC Insured) ¤	0.00	06/15/2029	100,000	43,987
Metropolitan Pier & Exposition Authority Illinois State Tax CAB Refunding McCormick Project Series B (Tax Revenue, AGM Insured) ¤	0.00	06/15/2027	75,000	37,167
Village of Riverdale IL (Tax Revenue) §	8.00	10/01/2036	100,000	105,931
Waukegan IL CAB Series A (Tax Revenue, NATL-RE, FGIC Insured) ¤§	0.00	12/30/2017	200,000	154,122
Will County IL School District # 114 CAB Series C (Tax Revenue, NATL-RE, FGIC Insured) ¤	0.00	12/01/2017	100,000	79,808

				2,818,068

Indiana : 0.82%
Indiana State Ascension Health Services Series B-3 (Health Revenue) ±§	1.89	11/15/2031	150,000	150,965
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.60	11/01/2016	110,000	124,610

				275,575

Kansas : 0.14%
Wyandotte County KS United Government Referendum Sales Tax Second Lien Area B (Tax Revenue) §	5.00	12/01/2020	45,000	47,367

Kentucky : 2.55%
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10/01/2020	200,000	138,598
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10/01/2023	150,000	86,340
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue) ¤	0.00	10/01/2025	1,000,000	507,080
Kentucky EDFA Unrefunded Balance Norton C (Health Revenue, NATL-RE Insured) ±§	5.95	10/01/2017	120,000	127,446

				859,464

Louisiana : 2.08%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue) §	6.50	01/01/2040	50,000	54,160
New Orleans LA Water Revenue (Water & Sewer Revenue) §	5.00	12/01/2013	635,000	646,614

				700,774

Maryland : 0.39%
Maryland State Health & Higher Education Washington Country Hospital Project (Health Revenue) §	5.00	01/01/2019	125,000	132,811

Massachusetts : 0.35%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue) §	8.00	04/15/2039	100,000	117,213

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan : 5.88%
Comstock MI Public Schools CAB (Tax Revenue, AMBAC Insured) ¤	0.00%	05/01/2014	$200,000	$192,798
Detroit MI Municipal Bond Authority School District (Miscellaneous Revenue, AGM Insured) §	5.00	06/01/2016	250,000	267,250
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±§	5.25	07/01/2022	250,000	266,303
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue) §	7.00	07/01/2036	250,000	297,485
Detroit MI Water Supply System Second Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	07/01/2015	355,000	385,881
Michigan Finance Authority Limited Obligation Public Academy - Old Redford Series A (Miscellaneous Revenue) §	5.25	12/01/2020	100,000	99,101
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue) §	7.50	11/01/2040	100,000	106,628
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	100,000	102,465
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	11/01/2015	50,000	53,025
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	05/01/2016	50,000	44,036
Michigan Public ECFA Bradford Academy Project (Miscellaneous Revenue) §	8.00	09/01/2021	185,000	165,734

				1,980,706

Missouri : 0.80%
St Louis MI Lambert International Airport Series A (Airport Revenue, AGM Insured) §	5.00	07/01/2021	250,000	270,393

Nevada : 0.27%
Clark County NV School District Series B (Tax Revenue, AGM Insured) §	5.00	06/15/2017	85,000	92,981

New Jersey : 2.97%
New Jersey State EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue)	5.25	07/01/2026	250,000	288,698
New Jersey State EDA Police Barracks Project (Miscellaneous Revenue)	5.00	06/15/2020	285,000	319,055
New Jersey State Higher Education Assistance Authority Series A (Education Revenue) §	5.63	06/01/2030	100,000	109,449
New Jersey State TTFA Series B (Miscellaneous Revenue) §	5.50	06/15/2031	250,000	285,040

				1,002,242

New York : 4.10%
Nassau County NY Series F (Tax Revenue) §	5.00	10/01/2020	150,000	172,356
New York State Dorm Authority (Education Revenue) §	5.15	07/01/2024	200,000	227,318
Seneca County NY IDAG Seneca Meadows Incorporated Project (IDR) ±§144A	6.63	10/01/2035	50,000	50,496
Suffolk NY Tobacco Asset Securitization Corporation Series B (Tobacco Revenue) §	5.00	06/01/2024	500,000	526,785
Suffolk NY Tobacco Asset Securitization Corporation Series B (Tobacco Revenue) §	5.25	06/01/2037	350,000	349,489
Yonkers NY IDAG Sarah Lawrence College Project Series A (Education Revenue) §	5.75	06/01/2024	50,000	56,233

				1,382,677

Ohio : 0.81%
Ohio Enterprise Bond Toledo Series 2A (IDR) §	5.50	12/01/2019	250,000	272,620

Pennsylvania : 7.05%
Allegheny County PA Airport AMT Pittsburgh International Airport Series A (Airport Revenue, AGM Insured)	5.00	01/01/2017	250,000	279,620

4

WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)

Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series A-1 (Health Revenue) ±§	1.19%	02/01/2037	$450,000	$362,471
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue) §	6.20	07/01/2019	100,000	100,009
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±§	5.25	12/01/2033	100,000	100,779
McKeesport PA Area School District CAB (Tax Revenue) ¤	0.00	10/01/2025	290,000	147,268
Philadelphia PA Authority for Industrial Development Mariana Bracetti Academy (Miscellaneous Revenue) §	6.25	12/15/2021	310,000	328,473
Philadelphia PA Authority for Industrial Discovery Charter School Project (Miscellaneous Revenue) §	4.00	04/01/2017	310,000	309,442
Philadelphia PA Authority for Industrial Discovery Charter School Project (Miscellaneous Revenue) §	5.00	04/01/2022	450,000	454,946
Philadelphia PA Authority for Industrial Discovery Charter School Project (Miscellaneous Revenue) §	6.00	12/15/2027	285,000	291,755

				2,374,763

Puerto Rico : 2.84%
Puerto Rico Commonwealth Various Refunding Series B-3 (Tax Revenue) ±§	2.59	07/01/2024	500,000	500,000
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, First Security Bank LOC) ±§	0.91	07/01/2029	125,000	90,211
Puerto Rico Sales Tax Financing Corporation First Sub-Series A (Tax Revenue) §	6.38	08/01/2039	50,000	57,792
Puerto Rico Sales Tax Financing Corporation First Sub-Series A1 (Tax Revenue) § ¤	0.00	08/01/2023	500,000	308,925

				956,928

Rhode Island : 2.53%
North Providence RI TAN (Tax Revenue)	4.50	06/28/2012	250,000	250,635
Rhode Island State Economic Development Corporation Series A (Miscellaneous Revenue) §	5.00	07/01/2019	575,000	601,381

				852,016

South Carolina : 1.10%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured) §	8.50	12/01/2018	100,000	107,926
Newberry SC Newberry County School District Project (Miscellaneous Revenue) §	5.25	12/01/2017	240,000	263,119

				371,045

South Dakota : 0.73%
Education Loans Incorporated South Dakota Student Loans (Education Revenue, Guaranteed Student Loans Insured) §	5.45	06/01/2020	250,000	245,143

Tennessee : 1.26%
Metropolitan Nashville TN Airport Authority Refunding Aero Nashville LLC Project (Airport Revenue) §	5.20	07/01/2026	100,000	96,718
Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue) §	5.25	09/01/2018	100,000	111,590
Tennessee Energy Acquisition Corporation Series Gas C (Utilities Revenue) §	5.00	02/01/2019	100,000	107,358
Tennessee Energy Acquisition Corporation Series Gas C (Utilities Revenue) §	5.00	02/01/2020	100,000	107,898

				423,564

Texas : 7.45%
Central Texas Regional Mobility Authority (Transportation Revenue) ¤	0.00	01/01/2025	700,000	357,455

5

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)

Dallas Fort Worth TX International Airport Facilities Improvement Corporation Series A (Airport Revenue) §	5.00%	11/01/2022	$350,000	$382,837
Houston TX Airport Systems AMT Sub Series C (Miscellaneous Revenue, XLCA Insured) ±§(m)(n)(a)	0.48	07/01/2032	100,000	77,077
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue) §	6.25	02/15/2017	250,000	274,445
North Texas Tollway Authority First Tier (Transportation Revenue) §	5.00	01/01/2026	350,000	376,684
SA Energy Acquisition Public Facility Corporation Texas Gas Supply (Utilities Revenue) §	5.50	08/01/2019	300,000	332,169
Texas Municipal Gas Acquisition & Supply Corporation I Series D (Utilities Revenue) §	6.25	12/15/2026	350,000	414,540
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±§	1.02	09/15/2017	180,000	174,881
Texas Private Activity Bond IBJ Infrastructure Project Senior Lien (Transportation Revenue) §	7.50	06/30/2032	50,000	59,990
Texas Private Activity Bond IBJ Infrastructure Project Senior Lien (Transportation Revenue) §	7.50	06/30/2033	50,000	59,990

				2,510,068

Utah : 1.23%
Spanish Fork City UT American Leadership Academy (Miscellaneous Revenue) § 144A	5.55	11/15/2021	185,000	182,817
Utah State Charter School Finance Authority Paradigm High School Project (Miscellaneous Revenue) §	5.00	07/15/2015	225,000	230,535

				413,352

Vermont : 0.30%
Burlington VT Airport BAN (Miscellaneous Revenue) §	6.50	12/15/2012	100,000	100,056
Virgin Islands : 0.77%
Virgin Islands Public Finance Authority Series B (Tax Revenue) §	5.00	10/01/2025	200,000	206,288
Virgin Islands Public Finance Authority Sub Matching Loan Notes Series A (Miscellaneous Revenue) §	6.00	10/01/2039	50,000	53,451

				259,739
Virginia : 0.64%
Virginia State Resources Authority Water and Sewer Capital Appreciation (Water & Sewer Revenue) § ¤	0.00	11/01/2029	500,000	215,550

Wisconsin : 2.02%
Wisconsin State Health & Educational Facilities Aurora Health Care Series A (Health Revenue) §	5.00	07/15/2028	350,000	373,002
Wisconsin State HEFA Marshfield Clinic Series B (Health Revenue) §	6.00	02/15/2025	100,000	100,110
Wisconsin State Oneida Tribe of Indians (Tax Revenue) § 144A	5.50	02/01/2021	185,000	206,403

				679,515

Total Municipal Bonds and Notes (Cost $28,860,788)				30,189,728

Short-Term Investments : 17.18%
	Yield		Shares
Investment Companies : 17.18%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		5,789,372	5,789,372

Total Short-Term Investments (Cost $5,789,372)				5,789,372

6

WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Total Investments in Securities (Cost $34,650,160)*	106.76%	35,979,100
Other Assets and Liabilities, Net	(6.76)	(2,276,968)

Total Net Assets	100.00%	$33,702,132

±	Variable rate investment
§	These securities are subject to a demand feature which reduces the effective maturity.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $34,649,918 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,439,112
Gross unrealized depreciation	(109,930)

Net unrealized appreciation	$1,329,182

7

WELLS FARGO ADVANTAGE COREBUILDER SHARES – SERIES M

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Corebuilder Shares – Series M (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$30,112,651	$77,077	$30,189,728
Short-term investments
Investment companies	5,789,372	0	0	5,789,372

	$5,789,372	$30,112,651	$77,077	$35,979,100

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended March 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

As of March 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $1,050,256 in short futures contracts during the three months ended March 31, 2012.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

List of Abbreviation

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal

Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 23, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: May 23, 2012